UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders
Fidelity® Variable Insurance Products:
Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
VIP Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2055 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2060 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2065 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	40.9
VIP Government Money Market Portfolio Initial Class 0.01%	22.7
Fidelity Inflation-Protected Bond Index Fund	11.9
VIP Emerging Markets Portfolio Initial Class	7.8
VIP Overseas Portfolio Initial Class	5.4
Fidelity Long-Term Treasury Bond Index Fund	2.3
VIP High Income Portfolio Initial Class	2.0
VIP Growth & Income Portfolio Initial Class	1.5
VIP Equity-Income Portfolio Initial Class	1.3
VIP Growth Portfolio Initial Class	1.3
97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.0%
International Equity Funds	13.2%
Bond Funds	57.1%
Short-Term Funds	22.7%

VIP Freedom Income Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	19,272	$778,416
VIP Equity-Income Portfolio Initial Class (a)	40,754	811,001
VIP Growth & Income Portfolio Initial Class (a)	49,635	927,182
VIP Growth Portfolio Initial Class (a)	9,643	796,188
VIP Mid Cap Portfolio Initial Class (a)	7,843	225,720
VIP Value Portfolio Initial Class (a)	48,768	594,967
VIP Value Strategies Portfolio Initial Class (a)	29,056	291,727
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,745,640)		4,425,201

International Equity Funds - 13.2%
VIP Emerging Markets Portfolio Initial Class (a)	446,099	4,920,471
VIP Overseas Portfolio Initial Class (a)	156,154	3,427,577
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,138,948)		8,348,048

Bond Funds - 57.1%
Fidelity Inflation-Protected Bond Index Fund (a)	710,662	7,589,874
Fidelity Long-Term Treasury Bond Index Fund (a)	85,579	1,451,419
VIP High Income Portfolio Initial Class (a)	250,178	1,265,900
VIP Investment Grade Bond Portfolio Initial Class (a)	1,864,700	25,919,324
TOTAL BOND FUNDS
(Cost $33,347,001)		36,226,517

Short-Term Funds - 22.7%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $14,368,207)	14,368,207	14,368,207
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $58,599,796)		63,367,973
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,594)
NET ASSETS - 100%		$63,361,379

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,968,463	$2,244,444	$2,036,125	$12,355	$5,173	$407,919	$7,589,874
Fidelity Long-Term Treasury Bond Index Fund	1,464,713	529,474	824,907	15,892	86,124	196,015	1,451,419
VIP Contrafund Portfolio Initial Class	646,934	618,466	539,679	4,193	62,208	(9,513)	778,416
VIP Emerging Markets Portfolio Initial Class	3,527,180	2,862,543	1,034,884	331,947	(64,379)	(369,989)	4,920,471
VIP Equity-Income Portfolio Initial Class	683,365	722,514	483,744	33,917	(32,678)	(78,456)	811,001
VIP Government Money Market Portfolio Initial Class 0.01%	13,672,664	6,428,957	5,733,414	45,627	--	--	14,368,207
VIP Growth & Income Portfolio Initial Class	779,128	819,759	546,991	43,353	49,947	(174,661)	927,182
VIP Growth Portfolio Initial Class	661,184	666,511	557,558	62,794	142,639	(116,588)	796,188
VIP High Income Portfolio Initial Class	1,164,339	530,415	344,969	9,265	(20,060)	(63,825)	1,265,900
VIP Investment Grade Bond Portfolio Initial Class	23,759,506	7,529,497	6,663,572	111,897	(36,286)	1,330,179	25,919,324
VIP Mid Cap Portfolio Initial Class	189,779	171,437	119,467	336	(7,282)	(8,747)	225,720
VIP Overseas Portfolio Initial Class	3,774,439	1,938,983	2,046,429	18,049	(130,399)	(109,017)	3,427,577
VIP Value Portfolio Initial Class	502,068	515,222	319,847	21,707	(12,757)	(89,719)	594,967
VIP Value Strategies Portfolio Initial Class	246,043	243,515	143,230	13,941	(11,340)	(43,261)	291,727
	$58,039,805	$25,821,737	$21,394,816	$725,273	$30,910	$870,337	$63,367,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,425,201	$4,425,201	$--	$--
International Equity Funds	8,348,048	8,348,048	--	--
Bond Funds	36,226,517	36,226,517	--	--
Short-Term Funds	14,368,207	14,368,207	--	--
Total Investments in Securities:	$63,367,973	$63,367,973	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $58,599,796)	$63,367,973
Total Investment in Securities (cost $58,599,796)		$63,367,973
Cash		5
Receivable for investments sold		471,025
Receivable for fund shares sold		30,578
Total assets		63,869,581
Liabilities
Payable for investments purchased	$328,607
Payable for fund shares redeemed	172,997
Distribution and service plan fees payable	6,598
Total liabilities		508,202
Net Assets		$63,361,379
Net Assets consist of:
Paid in capital		$58,036,532
Total accumulated earnings (loss)		5,324,847
Net Assets		$63,361,379
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($15,875,476 ÷ 1,318,873 shares)		$12.04
Service Class:
Net Asset Value, offering price and redemption price per share ($26,258,933 ÷ 2,184,399 shares)		$12.02
Service Class 2:
Net Asset Value, offering price and redemption price per share ($21,226,970 ÷ 1,773,944 shares)		$11.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$205,113
Expenses
Distribution and service plan fees	$37,151
Independent trustees' fees and expenses	99
Total expenses		37,250
Net investment income (loss)		167,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	30,910
Capital gain distributions from underlying funds:
Affiliated issuers	520,160
Total net realized gain (loss)		551,070
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	870,337
Total change in net unrealized appreciation (depreciation)		870,337
Net gain (loss)		1,421,407
Net increase (decrease) in net assets resulting from operations		$1,589,270

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$167,863	$1,102,725
Net realized gain (loss)	551,070	1,094,578
Change in net unrealized appreciation (depreciation)	870,337	3,237,264
Net increase (decrease) in net assets resulting from operations	1,589,270	5,434,567
Distributions to shareholders	(966,037)	(2,106,455)
Share transactions - net increase (decrease)	4,704,225	10,073,022
Total increase (decrease) in net assets	5,327,458	13,401,134
Net Assets
Beginning of period	58,033,921	44,632,787
End of period	$63,361,379	$58,033,921

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$11.08	$11.63	$10.98	$10.78	$11.03
Income from Investment Operations
Net investment income (loss)A	.04	.27	.22	.19	.16	.21
Net realized and unrealized gain (loss)	.30	1.03	(.45)	.74	.32	(.25)
Total from investment operations	.34	1.30	(.23)	.93	.48	(.04)
Distributions from net investment income	–B	(.25)	(.20)	(.18)	(.16)	(.20)
Distributions from net realized gain	(.19)	(.25)	(.13)	(.10)	(.11)	(.02)
Total distributions	(.19)	(.49)C	(.32)D	(.28)	(.28)E	(.21)F
Net asset value, end of period	$12.04	$11.89	$11.08	$11.63	$10.98	$10.78
Total ReturnG,H,I	2.89%	11.94%	(1.96)%	8.48%	4.50%	(.34)%
Ratios to Average Net AssetsJ
Expenses before reductionsK	- %L	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %K,L	- %K	- %K	-%	-%	-%
Expenses net of all reductions	- %K,L	- %K	- %K	-%	-%	-%
Net investment income (loss)	.68%L	2.31%	1.90%	1.67%	1.48%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$15,875	$14,870	$14,582	$16,086	$14,956	$14,548
Portfolio turnover rateM	71%L	40%	48%	35%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.245 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.125 per share.

 E Total distributions of $.28 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.113 per share.

 F Total distributions of $.21 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.015 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Amount represents less than .005% per share.

 L Annualized

 M Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.07	$11.63	$10.97	$10.78	$11.03
Income from Investment Operations
Net investment income (loss)A	.03	.26	.21	.18	.15	.19
Net realized and unrealized gain (loss)	.30	1.03	(.46)	.75	.31	(.24)
Total from investment operations	.33	1.29	(.25)	.93	.46	(.05)
Distributions from net investment income	–B	(.24)	(.19)	(.17)	(.15)	(.19)
Distributions from net realized gain	(.19)	(.25)	(.13)	(.10)	(.11)	(.02)
Total distributions	(.19)	(.48)C	(.31)D	(.27)	(.27)E	(.20)F
Net asset value, end of period	$12.02	$11.88	$11.07	$11.63	$10.97	$10.78
Total ReturnG,H,I	2.79%	11.87%	(2.12)%	8.49%	4.32%	(.42)%
Ratios to Average Net AssetsJ
Expenses before reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.58%K	2.21%	1.80%	1.57%	1.38%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$26,259	$24,831	$14,591	$11,227	$9,286	$9,825
Portfolio turnover rateL	71%K	40%	48%	35%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.238 and distributions from net realized gain of $.245 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.125 per share.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.113 per share.

 F Total distributions of $.20 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.015 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.03	$11.59	$10.93	$10.74	$10.99
Income from Investment Operations
Net investment income (loss)A	.03	.24	.19	.16	.13	.18
Net realized and unrealized gain (loss)	.30	1.02	(.45)	.75	.31	(.24)
Total from investment operations	.33	1.26	(.26)	.91	.44	(.06)
Distributions from net investment income	–B	(.22)	(.17)	(.15)	(.14)	(.17)
Distributions from net realized gain	(.19)	(.25)	(.13)	(.10)	(.11)	(.02)
Total distributions	(.19)	(.46)C	(.30)	(.25)	(.25)	(.19)
Net asset value, end of period	$11.97	$11.83	$11.03	$11.59	$10.93	$10.74
Total ReturnD,E,F	2.80%	11.63%	(2.27)%	8.36%	4.17%	(.57)%
Ratios to Average Net AssetsG
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.43%H	2.06%	1.65%	1.42%	1.23%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$21,227	$18,333	$15,459	$14,911	$14,007	$13,375
Portfolio turnover rateI	71%H	40%	48%	35%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.245 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	38.9
VIP Government Money Market Portfolio Initial Class 0.01%	20.0
Fidelity Inflation-Protected Bond Index Fund	11.0
VIP Emerging Markets Portfolio Initial Class	8.4
VIP Overseas Portfolio Initial Class	7.0
Fidelity Long-Term Treasury Bond Index Fund	2.3
VIP Growth & Income Portfolio Initial Class	2.2
VIP High Income Portfolio Initial Class	2.0
VIP Equity-Income Portfolio Initial Class	1.9
VIP Growth Portfolio Initial Class	1.9
95.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.4%
International Equity Funds	15.4%
Bond Funds	54.2%
Short-Term Funds	20.0%

VIP Freedom 2005 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	6,762	$273,101
VIP Equity-Income Portfolio Initial Class (a)	14,299	284,544
VIP Growth & Income Portfolio Initial Class (a)	17,415	325,304
VIP Growth Portfolio Initial Class (a)	3,383	279,337
VIP Mid Cap Portfolio Initial Class (a)	2,752	79,192
VIP Value Portfolio Initial Class (a)	17,110	208,746
VIP Value Strategies Portfolio Initial Class (a)	10,195	102,355
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,285,122)		1,552,579

International Equity Funds - 15.4%
VIP Emerging Markets Portfolio Initial Class (a)	113,884	1,256,136
VIP Overseas Portfolio Initial Class (a)	47,719	1,047,434
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,018,993)		2,303,570

Bond Funds - 54.2%
Fidelity Inflation-Protected Bond Index Fund (a)	153,696	1,641,476
Fidelity Long-Term Treasury Bond Index Fund (a)	20,154	341,815
VIP High Income Portfolio Initial Class (a)	58,918	298,125
VIP Investment Grade Bond Portfolio Initial Class (a)	417,911	5,808,961
TOTAL BOND FUNDS
(Cost $7,410,668)		8,090,377

Short-Term Funds - 20.0%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $2,984,278)	2,984,278	2,984,278
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,699,061)		14,930,804
NET OTHER ASSETS (LIABILITIES) - 0.0%		(462)
NET ASSETS - 100%		$14,930,342

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,498,652	$341,269	$290,373	$2,698	$1,515	$90,413	$1,641,476
Fidelity Long-Term Treasury Bond Index Fund	348,058	96,331	171,298	3,804	17,849	50,875	341,815
VIP Contrafund Portfolio Initial Class	247,913	140,580	135,863	1,509	9,719	10,752	273,101
VIP Emerging Markets Portfolio Initial Class	938,675	611,772	183,000	84,311	(13,695)	(97,616)	1,256,136
VIP Equity-Income Portfolio Initial Class	261,867	176,722	111,050	12,209	(8,139)	(34,856)	284,544
VIP Government Money Market Portfolio Initial Class 0.01%	2,820,355	1,105,766	941,843	9,547	--	--	2,984,278
VIP Growth & Income Portfolio Initial Class	298,559	197,670	123,131	15,607	384	(48,178)	325,304
VIP Growth Portfolio Initial Class	253,381	157,110	142,405	22,606	25,276	(14,025)	279,337
VIP High Income Portfolio Initial Class	276,690	91,696	50,460	2,111	(3,877)	(15,924)	298,125
VIP Investment Grade Bond Portfolio Initial Class	5,329,156	1,190,217	1,014,921	24,037	(1,505)	306,014	5,808,961
VIP Mid Cap Portfolio Initial Class	72,725	42,027	28,822	121	(2,645)	(4,093)	79,192
VIP Overseas Portfolio Initial Class	1,157,412	451,146	493,905	5,279	(28,039)	(39,180)	1,047,434
VIP Value Portfolio Initial Class	192,386	128,811	71,571	7,814	(4,814)	(36,066)	208,746
VIP Value Strategies Portfolio Initial Class	94,278	64,049	34,652	5,018	(4,077)	(17,243)	102,355
	$13,790,107	$4,795,166	$3,793,294	$196,671	$(12,048)	$150,873	$14,930,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,552,579	$1,552,579	$--	$--
International Equity Funds	2,303,570	2,303,570	--	--
Bond Funds	8,090,377	8,090,377	--	--
Short-Term Funds	2,984,278	2,984,278	--	--
Total Investments in Securities:	$14,930,804	$14,930,804	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $13,699,061)	$14,930,804
Total Investment in Securities (cost $13,699,061)		$14,930,804
Cash		15
Receivable for investments sold		105,355
Receivable for fund shares sold		221
Total assets		15,036,395
Liabilities
Payable for investments purchased	$105,363
Payable for fund shares redeemed	207
Distribution and service plan fees payable	483
Total liabilities		106,053
Net Assets		$14,930,342
Net Assets consist of:
Paid in capital		$13,551,179
Total accumulated earnings (loss)		1,379,163
Net Assets		$14,930,342
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($9,390,993 ÷ 736,721 shares)		$12.75
Service Class:
Net Asset Value, offering price and redemption price per share ($5,347,653 ÷ 417,105 shares)		$12.82
Service Class 2:
Net Asset Value, offering price and redemption price per share ($191,696 ÷ 15,098 shares)		$12.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$46,103
Expenses
Distribution and service plan fees	$2,760
Independent trustees' fees and expenses	24
Total expenses		2,784
Net investment income (loss)		43,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(12,048)
Capital gain distributions from underlying funds:
Affiliated issuers	150,568
Total net realized gain (loss)		138,520
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	150,873
Total change in net unrealized appreciation (depreciation)		150,873
Net gain (loss)		289,393
Net increase (decrease) in net assets resulting from operations		$332,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,319	$260,505
Net realized gain (loss)	138,520	357,460
Change in net unrealized appreciation (depreciation)	150,873	912,000
Net increase (decrease) in net assets resulting from operations	332,712	1,529,965
Distributions to shareholders	(329,349)	(462,350)
Share transactions - net increase (decrease)	1,137,180	2,131,032
Total increase (decrease) in net assets	1,140,543	3,198,647
Net Assets
Beginning of period	13,789,799	10,591,152
End of period	$14,930,342	$13,789,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2005 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$11.65	$12.39	$11.51	$11.29	$11.56
Income from Investment Operations
Net investment income (loss)A	.04	.27	.22	.20	.17	.19
Net realized and unrealized gain (loss)	.27	1.32	(.58)	1.06	.38	(.22)
Total from investment operations	.31	1.59	(.36)	1.26	.55	(.03)
Distributions from net investment income	–B	(.27)	(.20)	(.19)	(.18)	(.22)
Distributions from net realized gain	(.30)	(.22)	(.17)	(.19)	(.15)	(.03)
Total distributions	(.31)C	(.49)	(.38)D	(.38)	(.33)	(.24)E
Net asset value, end of period	$12.75	$12.75	$11.65	$12.39	$11.51	$11.29
Total ReturnF,G,H	2.42%	13.81%	(2.95)%	11.06%	5.00%	(.25)%
Ratios to Average Net AssetsI
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	- %J	- %J	-%	-%	-%
Expenses net of all reductions	- %J,K	- %J	- %J	-%	-%	-%
Net investment income (loss)	.64%K	2.18%	1.80%	1.65%	1.50%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$9,391	$9,364	$8,191	$7,931	$6,363	$6,657
Portfolio turnover rateL	53%K	24%	32%	33%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.301 per share.

 D Total distributions of $.38 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.172 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.025 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005% per share.

 K Annualized

 L Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.83	$11.72	$12.46	$11.58	$11.36	$11.63
Income from Investment Operations
Net investment income (loss)A	.03	.26	.21	.19	.16	.18
Net realized and unrealized gain (loss)	.26	1.33	(.58)	1.06	.38	(.22)
Total from investment operations	.29	1.59	(.37)	1.25	.54	(.04)
Distributions from net investment income	–B	(.26)	(.20)	(.18)	(.17)	(.21)
Distributions from net realized gain	(.30)	(.22)	(.17)	(.19)	(.15)	(.03)
Total distributions	(.30)	(.48)	(.37)	(.37)	(.32)	(.23)C
Net asset value, end of period	$12.82	$12.83	$11.72	$12.46	$11.58	$11.36
Total ReturnD,E,F	2.31%	13.71%	(3.01)%	10.90%	4.89%	(.35)%
Ratios to Average Net AssetsG
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.54%H	2.08%	1.70%	1.55%	1.40%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$5,348	$4,248	$2,279	$1,222	$558	$484
Portfolio turnover rateI	53%H	24%	32%	33%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.025 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$11.62	$12.37	$11.50	$11.28	$11.55
Income from Investment Operations
Net investment income (loss)A	.02	.24	.19	.17	.14	.16
Net realized and unrealized gain (loss)	.26	1.32	(.59)	1.05	.39	(.21)
Total from investment operations	.28	1.56	(.40)	1.22	.53	(.05)
Distributions from net investment income	–B	(.24)	(.18)	(.16)	(.15)	(.19)
Distributions from net realized gain	(.30)	(.22)	(.17)	(.19)	(.15)	(.03)
Total distributions	(.30)	(.46)	(.35)	(.35)	(.31)C	(.22)
Net asset value, end of period	$12.70	$12.72	$11.62	$12.37	$11.50	$11.28
Total ReturnD,E,F	2.25%	13.60%	(3.24)%	10.74%	4.78%	(.49)%
Ratios to Average Net AssetsG
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.39%H	1.93%	1.55%	1.40%	1.25%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$192	$178	$121	$104	$83	$92
Portfolio turnover rateI	53%H	24%	32%	33%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.153 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	35.4
VIP Government Money Market Portfolio Initial Class 0.01%	15.9
VIP Overseas Portfolio Initial Class	9.6
Fidelity Inflation-Protected Bond Index Fund	9.5
VIP Emerging Markets Portfolio Initial Class	9.5
VIP Growth & Income Portfolio Initial Class	3.3
VIP Equity-Income Portfolio Initial Class	2.9
VIP Growth Portfolio Initial Class	2.9
VIP Contrafund Portfolio Initial Class	2.8
Fidelity Long-Term Treasury Bond Index Fund	2.3
94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.9%
International Equity Funds	19.1%
Bond Funds	49.1%
Short-Term Funds	15.9%

VIP Freedom 2010 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	222,417	$8,983,413
VIP Equity-Income Portfolio Initial Class (a)	470,391	9,360,776
VIP Growth & Income Portfolio Initial Class (a)	572,884	10,701,472
VIP Growth Portfolio Initial Class (a)	111,282	9,188,555
VIP Mid Cap Portfolio Initial Class (a)	90,517	2,605,086
VIP Value Portfolio Initial Class (a)	562,889	6,867,244
VIP Value Strategies Portfolio Initial Class (a)	335,366	3,367,080
TOTAL DOMESTIC EQUITY FUNDS
(Cost $36,268,075)		51,073,626

International Equity Funds - 19.1%
VIP Emerging Markets Portfolio Initial Class (a)	2,746,538	30,294,316
VIP Overseas Portfolio Initial Class (a)	1,403,064	30,797,247
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,265,578)		61,091,563

Bond Funds - 49.1%
Fidelity Inflation-Protected Bond Index Fund (a)	2,839,910	30,330,240
Fidelity Long-Term Treasury Bond Index Fund (a)	431,993	7,326,594
VIP High Income Portfolio Initial Class (a)	1,262,832	6,389,931
VIP Investment Grade Bond Portfolio Initial Class (a)	8,150,614	113,293,536
TOTAL BOND FUNDS
(Cost $143,566,028)		157,340,301

Short-Term Funds - 15.9%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $50,768,856)	50,768,856	50,768,856
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $278,868,537)		320,274,346
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59,861)
NET ASSETS - 100%		$320,214,485

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$30,510,489	$3,134,512	$5,060,491	$51,247	$110,104	$1,635,626	$30,330,240
Fidelity Long-Term Treasury Bond Index Fund	8,205,514	1,258,388	3,672,044	83,845	566,169	968,567	7,326,594
VIP Contrafund Portfolio Initial Class	8,958,033	2,480,671	3,160,671	54,704	502,851	202,529	8,983,413
VIP Emerging Markets Portfolio Initial Class	25,368,812	11,563,157	3,527,611	2,299,395	(149,243)	(2,960,799)	30,294,316
VIP Equity-Income Portfolio Initial Class	9,461,866	3,843,542	2,416,740	442,480	(76,644)	(1,451,248)	9,360,776
VIP Government Money Market Portfolio Initial Class 0.01%	53,021,428	15,089,653	17,342,225	173,661	--	--	50,768,856
VIP Growth & Income Portfolio Initial Class	10,787,727	4,337,564	2,730,058	565,645	61,040	(1,754,801)	10,701,472
VIP Growth Portfolio Initial Class	9,155,592	3,023,984	3,333,985	819,357	533,190	(190,226)	9,188,555
VIP High Income Portfolio Initial Class	6,521,610	1,243,242	916,628	50,179	(54,191)	(404,102)	6,389,931
VIP Investment Grade Bond Portfolio Initial Class	114,073,633	13,016,603	19,767,470	517,500	(89,833)	6,060,603	113,293,536
VIP Mid Cap Portfolio Initial Class	2,627,719	920,140	688,675	4,389	(39,424)	(214,674)	2,605,086
VIP Overseas Portfolio Initial Class	35,920,663	8,595,440	11,741,946	164,944	(334,568)	(1,642,342)	30,797,247
VIP Value Portfolio Initial Class	6,951,308	3,127,554	1,733,311	283,179	(69,509)	(1,408,798)	6,867,244
VIP Value Strategies Portfolio Initial Class	3,406,361	1,629,001	888,462	181,862	(58,138)	(721,682)	3,367,080
	$324,970,755	$73,263,451	$76,980,317	$5,692,387	$901,804	$(1,881,347)	$320,274,346

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$51,073,626	$51,073,626	$--	$--
International Equity Funds	61,091,563	61,091,563	--	--
Bond Funds	157,340,301	157,340,301	--	--
Short-Term Funds	50,768,856	50,768,856	--	--
Total Investments in Securities:	$320,274,346	$320,274,346	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $278,868,537)	$320,274,346
Total Investment in Securities (cost $278,868,537)		$320,274,346
Cash		8
Receivable for investments sold		2,552,242
Receivable for fund shares sold		268,242
Total assets		323,094,838
Liabilities
Payable for investments purchased	$2,815,259
Payable for fund shares redeemed	5,223
Distribution and service plan fees payable	59,871
Total liabilities		2,880,353
Net Assets		$320,214,485
Net Assets consist of:
Paid in capital		$273,365,036
Total accumulated earnings (loss)		46,849,449
Net Assets		$320,214,485
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($17,275,996 ÷ 1,318,434 shares)		$13.10
Service Class:
Net Asset Value, offering price and redemption price per share ($26,628,611 ÷ 2,036,245 shares)		$13.08
Service Class 2:
Net Asset Value, offering price and redemption price per share ($276,309,878 ÷ 21,266,725 shares)		$12.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,024,310
Expenses
Distribution and service plan fees	$354,673
Independent trustees' fees and expenses	533
Total expenses		355,206
Net investment income (loss)		669,104
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	901,804
Capital gain distributions from underlying funds:
Affiliated issuers	4,668,077
Total net realized gain (loss)		5,569,881
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,881,347)
Total change in net unrealized appreciation (depreciation)		(1,881,347)
Net gain (loss)		3,688,534
Net increase (decrease) in net assets resulting from operations		$4,357,638

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$669,104	$5,909,448
Net realized gain (loss)	5,569,881	13,879,983
Change in net unrealized appreciation (depreciation)	(1,881,347)	24,820,522
Net increase (decrease) in net assets resulting from operations	4,357,638	44,609,953
Distributions to shareholders	(12,948,102)	(18,588,689)
Share transactions - net increase (decrease)	3,894,400	14,107,679
Total increase (decrease) in net assets	(4,696,064)	40,128,943
Net Assets
Beginning of period	324,910,549	284,781,606
End of period	$320,214,485	$324,910,549

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2010 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$12.32	$13.43	$12.31	$12.15	$12.45
Income from Investment Operations
Net investment income (loss)A	.04	.28	.22	.20	.18	.23
Net realized and unrealized gain (loss)	.17	1.65	(.75)	1.39	.45	(.26)
Total from investment operations	.21	1.93	(.53)	1.59	.63	(.03)
Distributions from net investment income	–B	(.28)	(.22)	(.21)	(.19)	(.23)
Distributions from net realized gain	(.52)	(.55)	(.37)	(.26)	(.28)	(.04)
Total distributions	(.53)C	(.83)	(.58)D	(.47)	(.47)	(.27)
Net asset value, end of period	$13.10	$13.42	$12.32	$13.43	$12.31	$12.15
Total ReturnE,F,G	1.56%	16.09%	(4.00)%	13.08%	5.45%	(.29)%
Ratios to Average Net AssetsH
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	-%	-%	-%
Net investment income (loss)	.65%J	2.15%	1.66%	1.56%	1.51%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$17,276	$17,895	$16,991	$18,519	$19,569	$31,048
Portfolio turnover rateK	46%J	28%	31%	22%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.524 per share.

 D Total distributions of $.58 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.367 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005% per share.

 J Annualized

 K Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.40	$12.30	$13.41	$12.30	$12.14	$12.43
Income from Investment Operations
Net investment income (loss)A	.03	.27	.20	.19	.17	.22
Net realized and unrealized gain (loss)	.18	1.64	(.74)	1.38	.45	(.26)
Total from investment operations	.21	1.91	(.54)	1.57	.62	(.04)
Distributions from net investment income	–B	(.27)	(.20)	(.19)	(.18)	(.22)
Distributions from net realized gain	(.52)	(.55)	(.37)	(.26)	(.28)	(.04)
Total distributions	(.53)C	(.81)D	(.57)	(.46)E	(.46)	(.25)F
Net asset value, end of period	$13.08	$13.40	$12.30	$13.41	$12.30	$12.14
Total ReturnG,H,I	1.55%	16.00%	(4.10)%	12.90%	5.36%	(.31)%
Ratios to Average Net AssetsJ
Expenses before reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.55%K	2.05%	1.56%	1.46%	1.41%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$26,629	$26,232	$23,851	$27,597	$25,360	$23,770
Portfolio turnover rateL	46%K	28%	31%	22%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.524 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.546 per share.

 E Total distributions of $.46 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.264 per share.

 F Total distributions of $.25 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.036 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$12.24	$13.35	$12.24	$12.08	$12.38
Income from Investment Operations
Net investment income (loss)A	.03	.24	.18	.17	.15	.20
Net realized and unrealized gain (loss)	.17	1.63	(.74)	1.38	.45	(.26)
Total from investment operations	.20	1.87	(.56)	1.55	.60	(.06)
Distributions from net investment income	–B	(.25)	(.19)	(.17)	(.16)	(.20)
Distributions from net realized gain	(.52)	(.55)	(.37)	(.26)	(.28)	(.04)
Total distributions	(.53)C	(.79)D	(.55)E	(.44)F	(.44)	(.24)
Net asset value, end of period	$12.99	$13.32	$12.24	$13.35	$12.24	$12.08
Total ReturnG,H,I	1.48%	15.75%	(4.26)%	12.80%	5.23%	(.53)%
Ratios to Average Net AssetsJ
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.40%K	1.90%	1.41%	1.31%	1.26%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$276,310	$280,783	$243,940	$269,507	$251,795	$237,969
Portfolio turnover rateL	46%K	28%	31%	22%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.524 per share.

 D Total distributions of $.79 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.546 per share.

 E Total distributions of $.55 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.367 per share.

 F Total distributions of $.44 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.264 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	31.6
VIP Overseas Portfolio Initial Class	12.2
VIP Government Money Market Portfolio Initial Class 0.01%	11.7
VIP Emerging Markets Portfolio Initial Class	10.5
Fidelity Inflation-Protected Bond Index Fund	8.2
VIP Growth & Income Portfolio Initial Class	4.5
VIP Equity-Income Portfolio Initial Class	3.9
VIP Growth Portfolio Initial Class	3.9
VIP Contrafund Portfolio Initial Class	3.8
VIP Value Portfolio Initial Class	2.9
93.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.5%
International Equity Funds	22.7%
Bond Funds	44.1%
Short-Term Funds	11.7%

VIP Freedom 2015 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	80,502	$3,251,482
VIP Equity-Income Portfolio Initial Class (a)	170,266	3,388,285
VIP Growth & Income Portfolio Initial Class (a)	207,362	3,873,527
VIP Growth Portfolio Initial Class (a)	40,278	3,325,733
VIP Mid Cap Portfolio Initial Class (a)	32,763	942,930
VIP Value Portfolio Initial Class(a)	203,747	2,485,707
VIP Value Strategies Portfolio Initial Class (a)	121,389	1,218,744
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,374,444)		18,486,408

International Equity Funds - 22.7%
VIP Emerging Markets Portfolio Initial Class (a)	820,056	9,045,220
VIP Overseas Portfolio Initial Class (a)	478,305	10,498,791
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,722,008)		19,544,011

Bond Funds - 44.1%
Fidelity Inflation-Protected Bond Index Fund (a)	662,007	7,070,235
Fidelity Long-Term Treasury Bond Index Fund (a)	115,958	1,966,655
VIP High Income Portfolio Initial Class (a)	338,980	1,715,238
VIP Investment Grade Bond Portfolio Initial Class (a)	1,956,482	27,195,101
TOTAL BOND FUNDS
(Cost $34,170,343)		37,947,229

Short-Term Funds - 11.7%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $10,060,042)	10,060,042	10,060,042
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $69,326,837)		86,037,690
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,380)
NET ASSETS - 100%		$86,029,310

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,637,591	$1,814,798	$2,797,750	$12,186	$28,153	$387,443	$7,070,235
Fidelity Long-Term Treasury Bond Index Fund	2,372,970	625,661	1,461,065	22,989	171,597	257,492	1,966,655
VIP Contrafund Portfolio Initial Class	3,492,848	1,013,389	1,505,686	20,702	199,035	51,896	3,251,482
VIP Emerging Markets Portfolio Initial Class	8,292,353	4,181,835	2,395,727	730,691	(129,997)	(903,244)	9,045,220
VIP Equity-Income Portfolio Initial Class	3,689,086	1,631,837	1,339,994	167,449	(31,313)	(561,331)	3,388,285
VIP Government Money Market Portfolio Initial Class 0.01%	11,411,775	5,103,054	6,454,787	36,641	--	--	10,060,042
VIP Growth & Income Portfolio Initial Class	4,206,126	1,864,918	1,537,860	214,062	(21,860)	(637,797)	3,873,527
VIP Growth Portfolio Initial Class	3,569,954	1,221,867	1,573,769	310,084	231,150	(123,469)	3,325,733
VIP High Income Portfolio Initial Class	1,885,826	512,559	552,341	14,141	(24,370)	(106,436)	1,715,238
VIP Investment Grade Bond Portfolio Initial Class	29,453,381	7,104,142	10,802,074	129,767	(21,038)	1,460,690	27,195,101
VIP Mid Cap Portfolio Initial Class	1,024,513	421,243	396,321	1,661	(16,189)	(90,316)	942,930
VIP Overseas Portfolio Initial Class	12,877,039	3,969,103	5,613,657	57,580	(174,947)	(558,747)	10,498,791
VIP Value Portfolio Initial Class	2,710,222	1,411,882	1,053,737	107,162	(40,142)	(542,518)	2,485,707
VIP Value Strategies Portfolio Initial Class	1,328,086	740,185	542,092	68,821	(25,068)	(282,367)	1,218,744
	$93,951,770	$31,616,473	$38,026,860	$1,893,936	$145,011	$(1,648,704)	$86,037,690

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$18,486,408	$18,486,408	$--	$--
International Equity Funds	19,544,011	19,544,011	--	--
Bond Funds	37,947,229	37,947,229	--	--
Short-Term Funds	10,060,042	10,060,042	--	--
Total Investments in Securities:	$86,037,690	$86,037,690	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $69,326,837)	$86,037,690
Total Investment in Securities (cost $69,326,837)		$86,037,690
Cash		12
Receivable for investments sold		834,839
Receivable for fund shares sold		47,430
Total assets		86,919,971
Liabilities
Payable for investments purchased	$868,068
Payable for fund shares redeemed	13,755
Distribution and service plan fees payable	8,838
Total liabilities		890,661
Net Assets		$86,029,310
Net Assets consist of:
Paid in capital		$67,530,658
Total accumulated earnings (loss)		18,498,652
Net Assets		$86,029,310
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($30,203,307 ÷ 2,373,146 shares)		$12.73
Service Class:
Net Asset Value, offering price and redemption price per share ($21,805,394 ÷ 1,718,180 shares)		$12.69
Service Class 2:
Net Asset Value, offering price and redemption price per share ($34,020,609 ÷ 2,691,650 shares)		$12.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$272,905
Income from Fidelity Central Funds		1
Total income		272,906
Expenses
Distribution and service plan fees	$52,781
Independent trustees' fees and expenses	148
Total expenses		52,929
Net investment income (loss)		219,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	145,011
Capital gain distributions from underlying funds:
Affiliated issuers	1,621,031
Total net realized gain (loss)		1,766,042
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,648,704)
Total change in net unrealized appreciation (depreciation)		(1,648,704)
Net gain (loss)		117,338
Net increase (decrease) in net assets resulting from operations		$337,315

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$219,977	$1,707,642
Net realized gain (loss)	1,766,042	4,435,955
Change in net unrealized appreciation (depreciation)	(1,648,704)	7,447,377
Net increase (decrease) in net assets resulting from operations	337,315	13,590,974
Distributions to shareholders	(4,041,878)	(7,551,822)
Share transactions - net increase (decrease)	(4,208,100)	11,543,610
Total increase (decrease) in net assets	(7,912,663)	17,582,762
Net Assets
Beginning of period	93,941,973	76,359,211
End of period	$86,029,310	$93,941,973

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2015 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$12.26	$13.68	$12.39	$12.24	$12.58
Income from Investment Operations
Net investment income (loss)A	.04	.28	.20	.20	.18	.23
Net realized and unrealized gain (loss)	.07	1.86	(.87)	1.64	.50	(.27)
Total from investment operations	.11	2.14	(.67)	1.84	.68	(.04)
Distributions from net investment income	–B	(.27)	(.22)	(.21)	(.19)	(.24)
Distributions from net realized gain	(.57)	(.94)	(.53)	(.34)	(.34)	(.07)
Total distributions	(.58)C	(1.20)D	(.75)	(.55)	(.53)	(.30)E
Net asset value, end of period	$12.73	$13.20	$12.26	$13.68	$12.39	$12.24
Total ReturnF,G,H	.78%	18.35%	(5.07)%	15.10%	5.91%	(.33)%
Ratios to Average Net AssetsI
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	- %J	- %J	-%	-%	-%
Expenses net of all reductions	- %J,K	- %J	- %J	-%	-%	-%
Net investment income (loss)	.63%K	2.22%	1.52%	1.51%	1.46%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$30,203	$32,215	$29,361	$33,249	$32,720	$35,352
Portfolio turnover rateL	72%K	39%	33%	27%	24%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.574 per share.

 D Total distributions of $1.20 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.936 per share.

 E Total distributions of $.30 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.065 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

 L Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$12.24	$13.65	$12.37	$12.22	$12.56
Income from Investment Operations
Net investment income (loss)A	.03	.27	.19	.18	.17	.22
Net realized and unrealized gain (loss)	.07	1.85	(.86)	1.64	.50	(.27)
Total from investment operations	.10	2.12	(.67)	1.82	.67	(.05)
Distributions from net investment income	–B	(.26)	(.20)	(.19)	(.18)	(.22)
Distributions from net realized gain	(.57)	(.94)	(.53)	(.34)	(.34)	(.07)
Total distributions	(.58)C	(1.19)D	(.74)E	(.54)F	(.52)	(.29)
Net asset value, end of period	$12.69	$13.17	$12.24	$13.65	$12.37	$12.22
Total ReturnG,H,I	.70%	18.21%	(5.11)%	14.93%	5.81%	(.44)%
Ratios to Average Net AssetsJ
Expenses before reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.53%K	2.12%	1.42%	1.41%	1.36%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$21,805	$22,763	$11,777	$17,058	$14,384	$16,378
Portfolio turnover rateL	72%K	39%	33%	27%	24%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.574 per share.

 D Total distributions of $1.19 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.936 per share.

 E Total distributions of $.74 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.532 per share.

 F Total distributions of $.54 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.343 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.12	$12.20	$13.61	$12.33	$12.19	$12.52
Income from Investment Operations
Net investment income (loss)A	.02	.25	.17	.16	.15	.20
Net realized and unrealized gain (loss)	.08	1.84	(.86)	1.63	.49	(.26)
Total from investment operations	.10	2.09	(.69)	1.79	.64	(.06)
Distributions from net investment income	–B	(.23)	(.18)	(.17)	(.16)	(.20)
Distributions from net realized gain	(.57)	(.94)	(.53)	(.34)	(.34)	(.07)
Total distributions	(.58)C	(1.17)	(.72)D	(.51)	(.50)	(.27)
Net asset value, end of period	$12.64	$13.12	$12.20	$13.61	$12.33	$12.19
Total ReturnE,F,G	.70%	17.97%	(5.28)%	14.80%	5.58%	(.51)%
Ratios to Average Net AssetsH
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.38%I	1.97%	1.27%	1.26%	1.21%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$34,021	$38,963	$35,222	$49,688	$50,238	$57,679
Portfolio turnover rateJ	72%I	39%	33%	27%	24%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.574 per share.

 D Total distributions of $.72 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $.532 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	28.0
VIP Overseas Portfolio Initial Class	14.6
VIP Emerging Markets Portfolio Initial Class	11.5
VIP Government Money Market Portfolio Initial Class 0.01%	8.0
Fidelity Inflation-Protected Bond Index Fund	7.0
VIP Growth & Income Portfolio Initial Class	5.6
VIP Equity-Income Portfolio Initial Class	4.9
VIP Growth Portfolio Initial Class	4.8
VIP Contrafund Portfolio Initial Class	4.7
VIP Value Portfolio Initial Class	3.6
92.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.6%
International Equity Funds	26.1%
Bond Funds	39.3%
Short-Term Funds	8.0%

VIP Freedom 2020 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	829,244	$33,493,174
VIP Equity-Income Portfolio Initial Class (a)	1,753,949	34,903,593
VIP Growth & Income Portfolio Initial Class (a)	2,136,075	39,901,872
VIP Growth Portfolio Initial Class (a)	414,897	34,258,019
VIP Mid Cap Portfolio Initial Class (a)	337,498	9,713,188
VIP Value Portfolio Initial Class (a)	2,098,847	25,605,930
VIP Value Strategies Portfolio Initial Class (a)	1,250,441	12,554,429
TOTAL DOMESTIC EQUITY FUNDS
(Cost $122,734,986)		190,430,205

International Equity Funds - 26.1%
VIP Emerging Markets Portfolio Initial Class (a)	7,450,089	82,174,478
VIP Overseas Portfolio Initial Class (a)	4,764,860	104,588,675
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $145,441,270)		186,763,153

Bond Funds - 39.3%
Fidelity Inflation-Protected Bond Index Fund (a)	4,671,347	49,889,991
Fidelity Long-Term Treasury Bond Index Fund (a)	964,374	16,355,783
VIP High Income Portfolio Initial Class (a)	2,819,093	14,264,610
VIP Investment Grade Bond Portfolio Initial Class (a)	14,449,332	200,845,713
TOTAL BOND FUNDS
(Cost $257,664,888)		281,356,097

Short-Term Funds - 8.0%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $57,487,404)	57,487,404	57,487,404
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $583,328,548)		716,036,859
NET OTHER ASSETS (LIABILITIES) - 0.0%		(110,140)
NET ASSETS - 100%		$715,926,719

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$52,304,443	$6,097,543	$11,415,252	$84,951	$289,286	$2,613,971	$49,889,991
Fidelity Long-Term Treasury Bond Index Fund	19,040,701	3,071,362	9,256,419	188,282	1,458,910	2,041,229	16,355,783
VIP Contrafund Portfolio Initial Class	34,492,277	5,609,667	9,161,051	206,769	1,582,443	969,838	33,493,174
VIP Emerging Markets Portfolio Initial Class	73,323,118	25,059,101	6,896,392	6,546,597	(322,642)	(8,988,707)	82,174,478
VIP Equity-Income Portfolio Initial Class	36,430,507	10,661,707	6,186,235	1,672,444	(234,814)	(5,767,572)	34,903,593
VIP Government Money Market Portfolio Initial Class 0.01%	64,501,175	26,078,716	33,092,487	214,836	--	--	57,487,404
VIP Growth & Income Portfolio Initial Class	41,535,914	12,553,509	7,546,314	2,138,003	(305,165)	(6,336,072)	39,901,872
VIP Growth Portfolio Initial Class	35,253,337	7,422,787	9,583,602	3,097,033	1,156,577	8,920	34,258,019
VIP High Income Portfolio Initial Class	15,132,475	2,171,333	1,968,063	115,052	(94,801)	(976,334)	14,264,610
VIP Investment Grade Bond Portfolio Initial Class	210,474,015	27,668,275	47,799,733	937,175	(318,745)	10,821,901	200,845,713
VIP Mid Cap Portfolio Initial Class	10,117,078	2,794,743	2,135,129	16,588	(138,996)	(924,508)	9,713,188
VIP Overseas Portfolio Initial Class	121,255,989	20,934,335	30,887,222	549,195	(1,224,570)	(5,489,857)	104,588,675
VIP Value Portfolio Initial Class	26,763,797	10,513,847	5,829,536	1,070,314	(299,858)	(5,542,320)	25,605,930
VIP Value Strategies Portfolio Initial Class	13,114,930	5,648,445	3,125,565	687,374	(142,573)	(2,940,808)	12,554,429
	$753,739,756	$166,285,370	$184,883,000	$17,524,613	$1,405,052	$(20,510,319)	$716,036,859

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$190,430,205	$190,430,205	$--	$--
International Equity Funds	186,763,153	186,763,153	--	--
Bond Funds	281,356,097	281,356,097	--	--
Short-Term Funds	57,487,404	57,487,404	--	--
Total Investments in Securities:	$716,036,859	$716,036,859	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $583,328,548)	$716,036,859
Total Investment in Securities (cost $583,328,548)		$716,036,859
Cash		33
Receivable for investments sold		8,261,221
Receivable for fund shares sold		132,912
Total assets		724,431,025
Liabilities
Payable for investments purchased	$7,877,365
Payable for fund shares redeemed	512,805
Distribution and service plan fees payable	114,136
Total liabilities		8,504,306
Net Assets		$715,926,719
Net Assets consist of:
Paid in capital		$566,396,926
Total accumulated earnings (loss)		149,529,793
Net Assets		$715,926,719
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($70,008,243 ÷ 5,274,375 shares)		$13.27
Service Class:
Net Asset Value, offering price and redemption price per share ($165,309,327 ÷ 12,502,737 shares)		$13.22
Service Class 2:
Net Asset Value, offering price and redemption price per share ($480,609,149 ÷ 36,505,636 shares)		$13.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,118,183
Income from Fidelity Central Funds		5
Total income		2,118,188
Expenses
Distribution and service plan fees	$677,814
Independent trustees' fees and expenses	1,203
Total expenses before reductions	679,017
Expense reductions	(2)
Total expenses after reductions		679,015
Net investment income (loss)		1,439,173
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,405,052
Capital gain distributions from underlying funds:
Affiliated issuers	15,406,430
Total net realized gain (loss)		16,811,482
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(20,510,319)
Total change in net unrealized appreciation (depreciation)		(20,510,319)
Net gain (loss)		(3,698,837)
Net increase (decrease) in net assets resulting from operations		$(2,259,664)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,439,173	$13,374,034
Net realized gain (loss)	16,811,482	44,185,595
Change in net unrealized appreciation (depreciation)	(20,510,319)	70,320,158
Net increase (decrease) in net assets resulting from operations	(2,259,664)	127,879,787
Distributions to shareholders	(40,724,810)	(51,869,890)
Share transactions - net increase (decrease)	5,290,291	17,856,515
Total increase (decrease) in net assets	(37,694,183)	93,866,412
Net Assets
Beginning of period	753,620,902	659,754,490
End of period	$715,926,719	$753,620,902

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2020 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.01	$12.58	$14.03	$12.56	$12.44	$12.77
Income from Investment Operations
Net investment income (loss)A	.04	.28	.21	.21	.18	.24
Net realized and unrealized gain (loss)	(.02)	2.16	(1.01)	1.84	.53	(.27)
Total from investment operations	.02	2.44	(.80)	2.05	.71	(.03)
Distributions from net investment income	–B	(.28)	(.21)	(.21)	(.19)	(.24)
Distributions from net realized gain	(.75)	(.73)	(.44)	(.37)	(.39)	(.06)
Total distributions	(.76)C	(1.01)	(.65)	(.58)	(.59)D	(.30)
Net asset value, end of period	$13.27	$14.01	$12.58	$14.03	$12.56	$12.44
Total ReturnE,F,G	.05%	20.13%	(5.86)%	16.62%	6.12%	(.27)%
Ratios to Average Net AssetsH
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	-%	-%	-%
Net investment income (loss)	.60%J	2.08%	1.50%	1.54%	1.50%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$70,008	$74,801	$63,490	$75,021	$63,131	$87,496
Portfolio turnover rateK	47%J	31%	28%	21%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.76 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.754 per share.

 D Total distributions of $.59 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.393 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

 K Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.96	$12.54	$13.99	$12.53	$12.41	$12.74
Income from Investment Operations
Net investment income (loss)A	.03	.26	.19	.19	.17	.23
Net realized and unrealized gain (loss)	(.01)	2.16	(1.00)	1.84	.53	(.27)
Total from investment operations	.02	2.42	(.81)	2.03	.70	(.04)
Distributions from net investment income	–B	(.27)	(.20)	(.20)	(.18)	(.23)
Distributions from net realized gain	(.75)	(.73)	(.44)	(.37)	(.39)	(.06)
Total distributions	(.76)C	(1.00)	(.64)	(.57)	(.58)D	(.29)
Net asset value, end of period	$13.22	$13.96	$12.54	$13.99	$12.53	$12.41
Total ReturnE,F,G	.04%	20.01%	(5.98)%	16.47%	6.04%	(.37)%
Ratios to Average Net AssetsH
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.50%I	1.98%	1.40%	1.44%	1.40%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$165,309	$171,842	$132,086	$140,686	$109,279	$94,022
Portfolio turnover rateJ	47%I	31%	28%	21%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.76 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.754 per share.

 D Total distributions of $.58 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.393 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$12.50	$13.94	$12.49	$12.38	$12.70
Income from Investment Operations
Net investment income (loss)A	.02	.24	.17	.17	.15	.21
Net realized and unrealized gain (loss)	(.01)	2.16	(.99)	1.83	.51	(.27)
Total from investment operations	.01	2.40	(.82)	2.00	.66	(.06)
Distributions from net investment income	–B	(.25)	(.18)	(.17)	(.16)	(.21)
Distributions from net realized gain	(.75)	(.73)	(.44)	(.37)	(.39)	(.06)
Total distributions	(.76)C	(.98)	(.62)	(.55)D	(.55)	(.26)E
Net asset value, end of period	$13.17	$13.92	$12.50	$13.94	$12.49	$12.38
Total ReturnF,G,H	(.04)%	19.88%	(6.08)%	16.26%	5.80%	(.46)%
Ratios to Average Net AssetsI
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.35%J	1.83%	1.25%	1.29%	1.25%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$480,609	$506,978	$464,178	$556,429	$531,518	$549,528
Portfolio turnover rateK	47%J	31%	28%	21%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.76 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.754 per share.

 D Total distributions of $.55 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.371 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.056 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	25.5
VIP Overseas Portfolio Initial Class	16.5
VIP Emerging Markets Portfolio Initial Class	12.2
VIP Growth & Income Portfolio Initial Class	6.4
Fidelity Inflation-Protected Bond Index Fund	6.2
VIP Equity-Income Portfolio Initial Class	5.6
VIP Growth Portfolio Initial Class	5.5
VIP Contrafund Portfolio Initial Class	5.4
VIP Government Money Market Portfolio Initial Class 0.01%	4.8
VIP Value Portfolio Initial Class	4.1
92.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.5%
International Equity Funds	28.7%
Bond Funds	36.0%
Short-Term Funds	4.8%

VIP Freedom 2025 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	342,366	$13,828,166
VIP Equity-Income Portfolio Initial Class (a)	724,160	14,410,785
VIP Growth & Income Portfolio Initial Class (a)	881,927	16,474,391
VIP Growth Portfolio Initial Class (a)	171,297	14,143,957
VIP Mid Cap Portfolio Initial Class (a)	139,343	4,010,294
VIP Value Portfolio Initial Class (a)	866,559	10,572,016
VIP Value Strategies Portfolio Initial Class (a)	516,271	5,183,362
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,838,107)		78,622,971

International Equity Funds - 28.7%
VIP Emerging Markets Portfolio Initial Class (a)	2,854,305	31,482,979
VIP Overseas Portfolio Initial Class (a)	1,929,436	42,351,112
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $64,444,929)		73,834,091

Bond Funds - 36.0%
Fidelity Inflation-Protected Bond Index Fund (a)	1,498,628	16,005,351
Fidelity Long-Term Treasury Bond Index Fund (a)	346,507	5,876,761
VIP High Income Portfolio Initial Class (a)	1,012,932	5,125,435
VIP Investment Grade Bond Portfolio Initial Class (a)	4,721,666	65,631,161
TOTAL BOND FUNDS
(Cost $85,735,736)		92,638,708

Short-Term Funds - 4.8%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $12,326,907)	12,326,907	12,326,907
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $226,345,679)		257,422,677
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,222)
NET ASSETS - 100%		$257,404,455

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$14,947,742	$5,383,539	$5,209,442	$25,702	$57,300	$826,212	$16,005,351
Fidelity Long-Term Treasury Bond Index Fund	6,102,626	2,426,141	3,809,795	63,697	418,977	738,812	5,876,761
VIP Contrafund Portfolio Initial Class	12,709,454	4,657,017	4,596,844	78,368	56,554	1,001,985	13,828,166
VIP Emerging Markets Portfolio Initial Class	25,230,537	14,135,470	4,753,603	2,320,560	(184,174)	(2,945,251)	31,482,979
VIP Equity-Income Portfolio Initial Class	13,422,714	6,723,183	3,450,523	633,874	(191,890)	(2,092,699)	14,410,785
VIP Government Money Market Portfolio Initial Class 0.01%	12,818,552	11,619,677	12,111,322	46,119	--	--	12,326,907
VIP Growth & Income Portfolio Initial Class	15,304,170	7,797,791	4,138,844	810,330	(263,345)	(2,225,381)	16,474,391
VIP Growth Portfolio Initial Class	12,990,028	5,360,426	4,782,740	1,173,822	(44,792)	621,035	14,143,957
VIP High Income Portfolio Initial Class	4,849,296	1,809,995	1,187,002	38,008	(38,553)	(308,301)	5,125,435
VIP Investment Grade Bond Portfolio Initial Class	61,264,240	23,191,679	22,115,605	280,517	(66,253)	3,357,100	65,631,161
VIP Mid Cap Portfolio Initial Class	3,727,548	1,835,613	1,165,119	6,287	(88,920)	(298,828)	4,010,294
VIP Overseas Portfolio Initial Class	43,453,220	16,305,336	15,200,251	202,478	(495,278)	(1,711,915)	42,351,112
VIP Value Portfolio Initial Class	9,860,799	6,070,688	3,161,145	405,659	(230,785)	(1,967,541)	10,572,016
VIP Value Strategies Portfolio Initial Class	4,831,881	3,169,099	1,657,045	260,521	(198,237)	(962,336)	5,183,362
	$241,512,807	$110,485,654	$87,339,280	$6,345,942	$(1,269,396)	$(5,967,108)	$257,422,677

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$78,622,971	$78,622,971	$--	$--
International Equity Funds	73,834,091	73,834,091	--	--
Bond Funds	92,638,708	92,638,708	--	--
Short-Term Funds	12,326,907	12,326,907	--	--
Total Investments in Securities:	$257,422,677	$257,422,677	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $226,345,679)	$257,422,677
Total Investment in Securities (cost $226,345,679)		$257,422,677
Cash		38
Receivable for investments sold		3,426,151
Receivable for fund shares sold		210,803
Total assets		261,059,669
Liabilities
Payable for investments purchased	$3,055,009
Payable for fund shares redeemed	570,145
Distribution and service plan fees payable	30,060
Total liabilities		3,655,214
Net Assets		$257,404,455
Net Assets consist of:
Paid in capital		$222,131,017
Total accumulated earnings (loss)		35,273,438
Net Assets		$257,404,455
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($47,360,312 ÷ 3,226,258 shares)		$14.68
Service Class:
Net Asset Value, offering price and redemption price per share ($109,449,480 ÷ 7,479,687 shares)		$14.63
Service Class 2:
Net Asset Value, offering price and redemption price per share ($100,594,663 ÷ 6,918,711 shares)		$14.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$674,372
Income from Fidelity Central Funds		3
Total income		674,375
Expenses
Distribution and service plan fees	$168,738
Independent trustees' fees and expenses	397
Total expenses		169,135
Net investment income (loss)		505,240
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,269,396)
Capital gain distributions from underlying funds:
Affiliated issuers	5,671,570
Total net realized gain (loss)		4,402,174
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(5,967,108)
Total change in net unrealized appreciation (depreciation)		(5,967,108)
Net gain (loss)		(1,564,934)
Net increase (decrease) in net assets resulting from operations		$(1,059,694)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$505,240	$4,200,362
Net realized gain (loss)	4,402,174	10,333,454
Change in net unrealized appreciation (depreciation)	(5,967,108)	27,368,384
Net increase (decrease) in net assets resulting from operations	(1,059,694)	41,902,200
Distributions to shareholders	(9,659,948)	(10,068,406)
Share transactions - net increase (decrease)	26,638,663	23,288,175
Total increase (decrease) in net assets	15,919,021	55,121,969
Net Assets
Beginning of period	241,485,434	186,363,465
End of period	$257,404,455	$241,485,434

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2025 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.34	$13.21	$14.64	$12.95	$12.82	$13.16
Income from Investment Operations
Net investment income (loss)A	.04	.30	.23	.22	.21	.26
Net realized and unrealized gain (loss)	(.10)	2.53	(1.17)	2.06	.52	(.28)
Total from investment operations	(.06)	2.83	(.94)	2.28	.73	(.02)
Distributions from net investment income	–B	(.30)	(.21)	(.21)	(.20)	(.25)
Distributions from net realized gain	(.59)	(.41)	(.28)	(.38)	(.41)	(.07)
Total distributions	(.60)C	(.70)D	(.49)	(.59)	(.60)E	(.32)
Net asset value, end of period	$14.68	$15.34	$13.21	$14.64	$12.95	$12.82
Total ReturnF,G,H	(.49)%	21.86%	(6.52)%	17.89%	6.18%	(.18)%
Ratios to Average Net AssetsI
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	- %J	- %J	-%	-%	-%
Expenses net of all reductions	- %J,K	- %J	- %J	-%	-%	-%
Net investment income (loss)	.56%K	2.04%	1.57%	1.58%	1.65%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$47,360	$47,253	$38,096	$37,773	$27,359	$25,152
Portfolio turnover rateL	72%K	51%	32%	29%	24%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.593 per share.

 D Total distributions of $.70 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $.405 per share.

 E Total distributions of $.60 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.405 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

 L Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.30	$13.18	$14.61	$12.92	$12.79	$13.14
Income from Investment Operations
Net investment income (loss)A	.03	.28	.21	.21	.20	.24
Net realized and unrealized gain (loss)	(.10)	2.53	(1.16)	2.06	.52	(.28)
Total from investment operations	(.07)	2.81	(.95)	2.27	.72	(.04)
Distributions from net investment income	–B	(.28)	(.19)	(.20)	(.19)	(.23)
Distributions from net realized gain	(.59)	(.41)	(.28)	(.38)	(.41)	(.07)
Total distributions	(.60)C	(.69)	(.48)D	(.58)	(.59)E	(.31)F
Net asset value, end of period	$14.63	$15.30	$13.18	$14.61	$12.92	$12.79
Total ReturnG,H,I	(.56)%	21.70%	(6.61)%	17.84%	6.11%	(.36)%
Ratios to Average Net AssetsJ
Expenses before reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.46%K	1.94%	1.47%	1.48%	1.55%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$109,449	$96,430	$79,033	$69,430	$48,319	$36,677
Portfolio turnover rateL	72%K	51%	32%	29%	24%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.593 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.284 per share.

 E Total distributions of $.59 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.405 per share.

 F Total distributions of $.31 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.072 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.21	$13.11	$14.54	$12.87	$12.74	$13.09
Income from Investment Operations
Net investment income (loss)A	.02	.26	.19	.18	.18	.22
Net realized and unrealized gain (loss)	(.10)	2.51	(1.16)	2.04	.52	(.28)
Total from investment operations	(.08)	2.77	(.97)	2.22	.70	(.06)
Distributions from net investment income	–B	(.26)	(.18)	(.18)	(.17)	(.22)
Distributions from net realized gain	(.59)	(.41)	(.28)	(.38)	(.41)	(.07)
Total distributions	(.59)	(.67)	(.46)	(.55)C	(.57)D	(.29)
Net asset value, end of period	$14.54	$15.21	$13.11	$14.54	$12.87	$12.74
Total ReturnE,F,G	(.58)%	21.51%	(6.78)%	17.57%	5.98%	(.50)%
Ratios to Average Net AssetsH
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.31%I	1.79%	1.32%	1.33%	1.40%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$100,595	$97,802	$69,234	$63,568	$59,895	$52,321
Portfolio turnover rateJ	72%I	51%	32%	29%	24%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.55 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.378 per share.

 D Total distributions of $.57 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.405 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	22.0
VIP Overseas Portfolio Initial Class	18.9
VIP Emerging Markets Portfolio Initial Class	13.3
VIP Growth & Income Portfolio Initial Class	7.5
VIP Equity-Income Portfolio Initial Class	6.6
VIP Growth Portfolio Initial Class	6.4
VIP Contrafund Portfolio Initial Class	6.3
Fidelity Inflation-Protected Bond Index Fund	5.4
VIP Value Portfolio Initial Class	4.8
VIP Value Strategies Portfolio Initial Class	2.4
93.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.8%
International Equity Funds	32.2%
Bond Funds	31.7%
Short-Term Funds	0.3%

VIP Freedom 2030 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	679,032	$27,426,092
VIP Equity-Income Portfolio Initial Class (a)	1,436,290	28,582,173
VIP Growth & Income Portfolio Initial Class (a)	1,749,197	32,675,002
VIP Growth Portfolio Initial Class (a)	339,741	28,052,396
VIP Mid Cap Portfolio Initial Class (a)	276,367	7,953,854
VIP Value Portfolio Initial Class (a)	1,718,724	20,968,432
VIP Value Strategies Portfolio Initial Class (a)	1,023,961	10,280,566
TOTAL DOMESTIC EQUITY FUNDS
(Cost $122,079,954)		155,938,515

International Equity Funds - 32.2%
VIP Emerging Markets Portfolio Initial Class (a)	5,222,074	57,599,479
VIP Overseas Portfolio Initial Class (a)	3,754,402	82,409,119
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $119,796,239)		140,008,598

Bond Funds - 31.7%
Fidelity Inflation-Protected Bond Index Fund (a)	2,228,752	23,803,069
Fidelity Long-Term Treasury Bond Index Fund (a)	585,593	9,931,657
VIP High Income Portfolio Initial Class (a)	1,711,815	8,661,783
VIP Investment Grade Bond Portfolio Initial Class (a)	6,892,037	95,799,318
TOTAL BOND FUNDS
(Cost $128,253,525)		138,195,827

Short-Term Funds - 0.3%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $1,212,743)	1,212,743	1,212,743
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $371,342,461)		435,355,683
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,292)
NET ASSETS - 100%		$435,318,391

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$20,178,572	$6,590,258	$4,177,775	$35,427	$39,894	$1,172,120	$23,803,069
Fidelity Long-Term Treasury Bond Index Fund	10,995,285	2,779,959	5,877,470	109,917	824,930	1,208,953	9,931,657
VIP Contrafund Portfolio Initial Class	27,308,152	4,867,134	6,763,215	164,616	344,951	1,669,070	27,426,092
VIP Emerging Markets Portfolio Initial Class	50,118,765	18,203,240	4,285,349	4,515,432	(227,243)	(6,209,934)	57,599,479
VIP Equity-Income Portfolio Initial Class	28,841,595	8,713,128	4,104,283	1,331,460	(271,109)	(4,597,158)	28,582,173
VIP Government Money Market Portfolio Initial Class 0.01%	4,366,252	14,109,913	17,263,422	22,185	--	--	1,212,743
VIP Growth & Income Portfolio Initial Class	32,883,849	10,189,118	5,043,164	1,702,125	(431,690)	(4,923,111)	32,675,002
VIP Growth Portfolio Initial Class	27,910,845	6,442,462	7,242,518	2,465,680	234,990	706,617	28,052,396
VIP High Income Portfolio Initial Class	8,737,751	1,935,969	1,381,651	67,343	(68,196)	(562,090)	8,661,783
VIP Investment Grade Bond Portfolio Initial Class	93,622,240	22,985,334	25,577,151	421,510	(191,969)	4,960,864	95,799,318
VIP Mid Cap Portfolio Initial Class	8,009,517	2,413,891	1,601,617	13,206	(171,090)	(696,847)	7,953,854
VIP Overseas Portfolio Initial Class	90,517,049	17,463,838	20,655,151	412,786	(963,519)	(3,953,098)	82,409,119
VIP Value Portfolio Initial Class	21,188,462	8,909,057	4,411,595	852,081	(395,744)	(4,321,748)	20,968,432
VIP Value Strategies Portfolio Initial Class	10,382,762	4,761,756	2,373,089	547,218	(399,738)	(2,091,125)	10,280,566
	$435,061,096	$130,365,057	$110,757,450	$12,660,986	$(1,675,533)	$(17,637,487)	$435,355,683

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$155,938,515	$155,938,515	$--	$--
International Equity Funds	140,008,598	140,008,598	--	--
Bond Funds	138,195,827	138,195,827	--	--
Short-Term Funds	1,212,743	1,212,743	--	--
Total Investments in Securities:	$435,355,683	$435,355,683	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $371,342,461)	$435,355,683
Total Investment in Securities (cost $371,342,461)		$435,355,683
Cash		46
Receivable for investments sold		6,236,652
Receivable for fund shares sold		284,101
Total assets		441,876,482
Liabilities
Payable for investments purchased	$6,395,656
Payable for fund shares redeemed	113,308
Distribution and service plan fees payable	49,127
Total liabilities		6,558,091
Net Assets		$435,318,391
Net Assets consist of:
Paid in capital		$363,423,784
Total accumulated earnings (loss)		71,894,607
Net Assets		$435,318,391
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($95,553,879 ÷ 6,629,589 shares)		$14.41
Service Class:
Net Asset Value, offering price and redemption price per share ($172,860,397 ÷ 12,026,491 shares)		$14.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($166,904,115 ÷ 11,662,407 shares)		$14.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,122,170
Income from Fidelity Central Funds		3
Total income		1,122,173
Expenses
Distribution and service plan fees	$283,802
Independent trustees' fees and expenses	695
Total expenses before reductions	284,497
Expense reductions	(5)
Total expenses after reductions		284,492
Net investment income (loss)		837,681
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,675,533)
Capital gain distributions from underlying funds:
Affiliated issuers	11,538,816
Total net realized gain (loss)		9,863,283
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(17,637,487)
Total change in net unrealized appreciation (depreciation)		(17,637,487)
Net gain (loss)		(7,774,204)
Net increase (decrease) in net assets resulting from operations		$(6,936,523)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$837,681	$7,484,193
Net realized gain (loss)	9,863,283	21,053,340
Change in net unrealized appreciation (depreciation)	(17,637,487)	52,311,125
Net increase (decrease) in net assets resulting from operations	(6,936,523)	80,848,658
Distributions to shareholders	(19,384,866)	(20,320,962)
Share transactions - net increase (decrease)	26,699,596	51,686,634
Total increase (decrease) in net assets	378,207	112,214,330
Net Assets
Beginning of period	434,940,184	322,725,854
End of period	$435,318,391	$434,940,184

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2030 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.28	$12.98	$14.67	$12.75	$12.68	$13.01
Income from Investment Operations
Net investment income (loss)A	.04	.30	.20	.20	.18	.22
Net realized and unrealized gain (loss)	(.24)	2.80	(1.32)	2.41	.57	(.25)
Total from investment operations	(.20)	3.10	(1.12)	2.61	.75	(.03)
Distributions from net investment income	–B	(.29)	(.20)	(.20)	(.19)	(.23)
Distributions from net realized gain	(.67)	(.51)	(.37)	(.49)	(.49)	(.07)
Total distributions	(.67)	(.80)	(.57)	(.69)	(.68)	(.30)
Net asset value, end of period	$14.41	$15.28	$12.98	$14.67	$12.75	$12.68
Total ReturnC,D,E	(1.40)%	24.43%	(7.78)%	20.96%	6.61%	(.24)%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G,H	- %G	- %G	-%	-%	-%
Expenses net of all reductions	- %G,H	- %G	- %G	-%	-%	-%
Net investment income (loss)	.54%H	2.09%	1.42%	1.48%	1.42%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$95,554	$93,564	$71,004	$74,247	$57,779	$68,661
Portfolio turnover rateI	53%H	30%	29%	26%	25%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.25	$12.95	$14.64	$12.73	$12.66	$12.99
Income from Investment Operations
Net investment income (loss)A	.03	.29	.19	.19	.16	.21
Net realized and unrealized gain (loss)	(.24)	2.79	(1.32)	2.40	.58	(.25)
Total from investment operations	(.21)	3.08	(1.13)	2.59	.74	(.04)
Distributions from net investment income	–B	(.28)	(.19)	(.19)	(.17)	(.22)
Distributions from net realized gain	(.67)	(.51)	(.37)	(.49)	(.49)	(.07)
Total distributions	(.67)	(.78)C	(.56)	(.68)	(.67)D	(.29)
Net asset value, end of period	$14.37	$15.25	$12.95	$14.64	$12.73	$12.66
Total ReturnE,F,G	(1.48)%	24.37%	(7.88)%	20.82%	6.52%	(.34)%
Ratios to Average Net AssetsH
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.44%I	1.99%	1.32%	1.38%	1.32%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$172,860	$168,105	$121,155	$111,029	$70,501	$59,096
Portfolio turnover rateJ	53%I	30%	29%	26%	25%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.78 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $.508 per share.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.494 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.19	$12.91	$14.60	$12.69	$12.62	$12.95
Income from Investment Operations
Net investment income (loss)A	.02	.26	.17	.17	.14	.19
Net realized and unrealized gain (loss)	(.23)	2.78	(1.32)	2.40	.58	(.25)
Total from investment operations	(.21)	3.04	(1.15)	2.57	.72	(.06)
Distributions from net investment income	–	(.26)	(.17)	(.16)	(.15)	(.20)
Distributions from net realized gain	(.67)	(.51)	(.37)	(.49)	(.49)	(.07)
Total distributions	(.67)	(.76)B	(.54)	(.66)C	(.65)D	(.27)
Net asset value, end of period	$14.31	$15.19	$12.91	$14.60	$12.69	$12.62
Total ReturnE,F,G	(1.50)%	24.11%	(8.05)%	20.69%	6.37%	(.53)%
Ratios to Average Net AssetsH
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.29%I	1.84%	1.17%	1.23%	1.17%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$166,904	$173,271	$130,567	$144,577	$132,682	$133,978
Portfolio turnover rateJ	53%I	30%	29%	26%	25%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.507 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.494 per share.

 D Total distributions of $.65 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.494 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	23.1
VIP Emerging Markets Portfolio Initial Class	14.9
VIP Investment Grade Bond Portfolio Initial Class	10.7
VIP Growth & Income Portfolio Initial Class	9.4
VIP Equity-Income Portfolio Initial Class	8.2
VIP Growth Portfolio Initial Class	8.1
VIP Contrafund Portfolio Initial Class	7.9
VIP Value Portfolio Initial Class	6.0
VIP Value Strategies Portfolio Initial Class	2.9
VIP Mid Cap Portfolio Initial Class	2.3
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.8%
International Equity Funds	38.0%
Bond Funds	17.0%
Short-Term Funds	0.2%

VIP Freedom 2035 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	244,825	$9,888,469
VIP Equity-Income Portfolio Initial Class (a)	517,891	10,306,028
VIP Growth & Income Portfolio Initial Class (a)	630,709	11,781,649
VIP Growth Portfolio Initial Class (a)	122,494	10,114,296
VIP Mid Cap Portfolio Initial Class (a)	99,648	2,867,871
VIP Value Portfolio Initial Class (a)	619,730	7,560,710
VIP Value Strategies Portfolio Initial Class (a)	369,207	3,706,838
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,434,146)		56,225,861

International Equity Funds - 38.0%
VIP Emerging Markets Portfolio Initial Class (a)	1,698,663	18,736,256
VIP Overseas Portfolio Initial Class (a)	1,323,341	29,047,335
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,117,362)		47,783,591

Bond Funds - 17.0%
Fidelity Inflation-Protected Bond Index Fund (a)	233,465	2,493,404
Fidelity Long-Term Treasury Bond Index Fund (a)	168,697	2,861,104
VIP High Income Portfolio Initial Class (a)	493,133	2,495,252
VIP Investment Grade Bond Portfolio Initial Class (a)	968,481	13,461,884
TOTAL BOND FUNDS
(Cost $20,016,444)		21,311,644

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $249,552)	249,552	249,552
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $119,817,504)		125,570,648
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,113)
NET ASSETS - 100%		$125,552,535

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,300,656	$1,072,365	$1,015,160	$3,934	$7,330	$128,213	$2,493,404
Fidelity Long-Term Treasury Bond Index Fund	2,902,617	1,309,079	1,900,942	30,118	162,302	388,048	2,861,104
VIP Contrafund Portfolio Initial Class	8,955,034	3,181,680	2,964,440	55,109	(55,792)	771,987	9,888,469
VIP Emerging Markets Portfolio Initial Class	15,062,527	7,995,004	2,404,621	1,388,059	(128,387)	(1,788,267)	18,736,256
VIP Equity-Income Portfolio Initial Class	9,457,342	4,405,950	1,914,351	445,739	(84,580)	(1,558,333)	10,306,028
VIP Government Money Market Portfolio Initial Class 0.01%	1,152,428	4,254,626	5,157,502	6,001	--	--	249,552
VIP Growth & Income Portfolio Initial Class	10,782,927	5,125,515	2,341,128	569,829	(173,877)	(1,611,788)	11,781,649
VIP Growth Portfolio Initial Class	9,152,824	3,605,176	3,021,612	825,448	(110,244)	488,152	10,114,296
VIP High Income Portfolio Initial Class	2,306,243	986,825	629,378	18,224	(26,001)	(142,437)	2,495,252
VIP Investment Grade Bond Portfolio Initial Class	11,022,934	6,067,869	4,249,325	51,012	(30,643)	651,049	13,461,884
VIP Mid Cap Portfolio Initial Class	2,626,253	1,208,776	684,969	4,421	(57,353)	(224,836)	2,867,871
VIP Overseas Portfolio Initial Class	28,742,351	9,946,704	8,199,563	133,953	(222,227)	(1,219,930)	29,047,335
VIP Value Portfolio Initial Class	6,947,673	4,149,008	1,968,195	285,256	(198,142)	(1,369,634)	7,560,710
VIP Value Strategies Portfolio Initial Class	3,404,309	2,156,737	1,025,119	183,196	(160,603)	(668,486)	3,706,838
	$114,816,118	$55,465,314	$37,476,305	$4,000,299	$(1,078,217)	$(6,156,262)	$125,570,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$56,225,861	$56,225,861	$--	$--
International Equity Funds	47,783,591	47,783,591	--	--
Bond Funds	21,311,644	21,311,644	--	--
Short-Term Funds	249,552	249,552	--	--
Total Investments in Securities:	$125,570,648	$125,570,648	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $119,817,504)	$125,570,648
Total Investment in Securities (cost $119,817,504)		$125,570,648
Cash		9
Receivable for investments sold		1,992,148
Receivable for fund shares sold		283,618
Total assets		127,846,423
Liabilities
Payable for investments purchased	$2,265,749
Payable for fund shares redeemed	10,011
Distribution and service plan fees payable	18,128
Total liabilities		2,293,888
Net Assets		$125,552,535
Net Assets consist of:
Paid in capital		$117,614,912
Total accumulated earnings (loss)		7,937,623
Net Assets		$125,552,535
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($13,785,783 ÷ 605,996 shares)		$22.75
Service Class:
Net Asset Value, offering price and redemption price per share ($40,598,008 ÷ 1,789,502 shares)		$22.69
Service Class 2:
Net Asset Value, offering price and redemption price per share ($71,168,744 ÷ 3,156,524 shares)		$22.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$268,406
Expenses
Distribution and service plan fees	$101,756
Independent trustees' fees and expenses	186
Total expenses		101,942
Net investment income (loss)		166,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,078,217)
Capital gain distributions from underlying funds:
Affiliated issuers	3,731,893
Total net realized gain (loss)		2,653,676
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(6,156,262)
Total change in net unrealized appreciation (depreciation)		(6,156,262)
Net gain (loss)		(3,502,586)
Net increase (decrease) in net assets resulting from operations		$(3,336,122)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$166,464	$1,693,267
Net realized gain (loss)	2,653,676	4,409,706
Change in net unrealized appreciation (depreciation)	(6,156,262)	14,187,707
Net increase (decrease) in net assets resulting from operations	(3,336,122)	20,290,680
Distributions to shareholders	(4,384,477)	(4,152,908)
Share transactions - net increase (decrease)	18,473,848	33,368,834
Total increase (decrease) in net assets	10,753,249	49,506,606
Net Assets
Beginning of period	114,799,286	65,292,680
End of period	$125,552,535	$114,799,286

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2035 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.35	$20.07	$22.88	$19.39	$19.05	$19.52
Income from Investment Operations
Net investment income (loss)A	.05	.48	.29	.30	.31	.39
Net realized and unrealized gain (loss)	(.76)	4.92	(2.39)	4.14	.88	(.44)
Total from investment operations	(.71)	5.40	(2.10)	4.44	1.19	(.05)
Distributions from net investment income	–	(.41)	(.26)	(.27)	(.26)	(.32)
Distributions from net realized gain	(.89)	(.71)	(.45)	(.69)	(.60)	(.10)
Total distributions	(.89)	(1.12)	(.71)	(.95)B	(.85)C	(.42)
Net asset value, end of period	$22.75	$24.35	$20.07	$22.88	$19.39	$19.05
Total ReturnD,E,F	(3.06)%	27.49%	(9.30)%	23.35%	6.87%	(.31)%
Ratios to Average Net AssetsG
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	- %H	-%	-%	-%
Expenses net of all reductions	- %H,I	- %H	- %H	-%	-%	-%
Net investment income (loss)	.47%I	2.13%	1.30%	1.42%	1.65%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$13,786	$12,846	$7,977	$6,197	$3,522	$1,545
Portfolio turnover rateJ	65%I	29%	27%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.95 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.685 per share.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.599 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.30	$20.04	$22.84	$19.36	$19.04	$19.51
Income from Investment Operations
Net investment income (loss)A	.04	.46	.27	.28	.29	.37
Net realized and unrealized gain (loss)	(.76)	4.90	(2.38)	4.13	.87	(.44)
Total from investment operations	(.72)	5.36	(2.11)	4.41	1.16	(.07)
Distributions from net investment income	–	(.39)	(.25)	(.25)	(.24)	(.30)
Distributions from net realized gain	(.89)	(.71)	(.45)	(.69)	(.60)	(.10)
Total distributions	(.89)	(1.10)	(.69)B	(.93)C	(.84)	(.40)
Net asset value, end of period	$22.69	$24.30	$20.04	$22.84	$19.36	$19.04
Total ReturnD,E,F	(3.11)%	27.33%	(9.36)%	23.24%	6.70%	(.40)%
Ratios to Average Net AssetsG
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.37%H	2.03%	1.20%	1.32%	1.55%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$40,598	$30,573	$12,303	$8,385	$4,661	$2,010
Portfolio turnover rateI	65%H	29%	27%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.447 per share.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.685 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.17	$19.94	$22.73	$19.27	$18.96	$19.43
Income from Investment Operations
Net investment income (loss)A	.02	.42	.24	.25	.26	.34
Net realized and unrealized gain (loss)	(.75)	4.88	(2.37)	4.11	.86	(.43)
Total from investment operations	(.73)	5.30	(2.13)	4.36	1.12	(.09)
Distributions from net investment income	–	(.36)	(.22)	(.22)	(.22)	(.28)
Distributions from net realized gain	(.89)	(.71)	(.45)	(.69)	(.60)	(.10)
Total distributions	(.89)	(1.07)	(.66)B	(.90)C	(.81)D	(.38)
Net asset value, end of period	$22.55	$24.17	$19.94	$22.73	$19.27	$18.96
Total ReturnE,F,G	(3.17)%	27.13%	(9.50)%	23.07%	6.52%	(.51)%
Ratios to Average Net AssetsH
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.22%I	1.88%	1.05%	1.17%	1.40%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$71,169	$71,380	$45,013	$41,677	$28,467	$20,005
Portfolio turnover rateJ	65%I	29%	27%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.447 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.685 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.599 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.5
VIP Emerging Markets Portfolio Initial Class	15.8
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	9.0
VIP Contrafund Portfolio Initial Class	8.8
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	41.3%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2040 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	255,141	$10,305,141
VIP Equity-Income Portfolio Initial Class (a)	539,733	10,740,692
VIP Growth & Income Portfolio Initial Class (a)	657,306	12,278,474
VIP Growth Portfolio Initial Class (a)	127,655	10,540,463
VIP Mid Cap Portfolio Initial Class (a)	103,847	2,988,712
VIP Value Portfolio Initial Class (a)	645,865	7,879,558
VIP Value Strategies Portfolio Initial Class (a)	384,770	3,863,094
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,632,281)		58,596,134

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	1,693,748	18,682,039
VIP Overseas Portfolio Initial Class (a)	1,366,756	30,000,297
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,381,549)		48,682,336

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	218,742	2,336,162
Fidelity Long-Term Treasury Bond Index Fund (a)	158,057	2,680,654
VIP High Income Portfolio Initial Class (a)	462,036	2,337,903
VIP Investment Grade Bond Portfolio Initial Class (a)	206,038	2,863,931
TOTAL BOND FUNDS
(Cost $9,492,117)		10,218,650

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $233,815)	233,815	233,815
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $108,739,762)		117,730,935
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,426)
NET ASSETS - 100%		$117,722,509

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,288,160	$864,918	$945,679	$3,754	$2,100	$126,663	$2,336,162
Fidelity Long-Term Treasury Bond Index Fund	2,886,614	1,056,350	1,792,157	28,742	220,458	309,389	2,680,654
VIP Contrafund Portfolio Initial Class	9,760,852	2,663,424	2,865,810	58,514	(26,542)	773,217	10,305,141
VIP Emerging Markets Portfolio Initial Class	15,885,334	6,690,174	1,886,329	1,424,694	(166,427)	(1,840,713)	18,682,039
VIP Equity-Income Portfolio Initial Class	10,308,470	3,853,469	1,676,743	473,274	(103,877)	(1,640,627)	10,740,692
VIP Government Money Market Portfolio Initial Class 0.01%	1,146,197	3,937,540	4,849,922	5,778	--	--	233,815
VIP Growth & Income Portfolio Initial Class	11,753,343	4,474,673	2,045,772	605,030	(184,878)	(1,718,892)	12,278,474
VIP Growth Portfolio Initial Class	9,976,373	3,080,644	2,890,327	876,440	(29,039)	402,812	10,540,463
VIP High Income Portfolio Initial Class	2,293,766	763,424	551,891	17,656	(27,805)	(139,591)	2,337,903
VIP Investment Grade Bond Portfolio Initial Class	2,800,670	1,522,616	1,595,199	11,823	(6,779)	142,623	2,863,931
VIP Mid Cap Portfolio Initial Class	2,862,652	1,026,999	591,006	4,694	(48,503)	(261,430)	2,988,712
VIP Overseas Portfolio Initial Class	30,936,305	7,449,642	6,818,430	140,505	(212,027)	(1,355,193)	30,000,297
VIP Value Portfolio Initial Class	7,572,990	3,689,571	1,699,792	302,877	(196,087)	(1,487,124)	7,879,558
VIP Value Strategies Portfolio Initial Class	3,710,794	1,940,872	897,774	194,512	(160,928)	(729,870)	3,863,094
	$114,182,520	$43,014,316	$31,106,831	$4,148,293	$(940,334)	$(7,418,736)	$117,730,935

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$58,596,134	$58,596,134	$--	$--
International Equity Funds	48,682,336	48,682,336	--	--
Bond Funds	10,218,650	10,218,650	--	--
Short-Term Funds	233,815	233,815	--	--
Total Investments in Securities:	$117,730,935	$117,730,935	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $108,739,762)	$117,730,935
Total Investment in Securities (cost $108,739,762)		$117,730,935
Cash		2,100
Receivable for investments sold		1,823,556
Receivable for fund shares sold		163,241
Total assets		119,719,832
Liabilities
Payable for investments purchased	$1,984,780
Payable for fund shares redeemed	2,021
Distribution and service plan fees payable	10,522
Total liabilities		1,997,323
Net Assets		$117,722,509
Net Assets consist of:
Paid in capital		$106,401,893
Total accumulated earnings (loss)		11,320,616
Net Assets		$117,722,509
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($26,397,699 ÷ 1,243,630 shares)		$21.23
Service Class:
Net Asset Value, offering price and redemption price per share ($66,935,100 ÷ 3,161,014 shares)		$21.18
Service Class 2:
Net Asset Value, offering price and redemption price per share ($24,389,710 ÷ 1,157,165 shares)		$21.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$238,403
Expenses
Distribution and service plan fees	$58,845
Independent trustees' fees and expenses	181
Total expenses before reductions	59,026
Expense reductions	(20)
Total expenses after reductions		59,006
Net investment income (loss)		179,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(940,334)
Capital gain distributions from underlying funds:
Affiliated issuers	3,909,890
Total net realized gain (loss)		2,969,556
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(7,418,736)
Total change in net unrealized appreciation (depreciation)		(7,418,736)
Net gain (loss)		(4,449,180)
Net increase (decrease) in net assets resulting from operations		$(4,269,783)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$179,397	$1,763,499
Net realized gain (loss)	2,969,556	5,687,981
Change in net unrealized appreciation (depreciation)	(7,418,736)	16,800,663
Net increase (decrease) in net assets resulting from operations	(4,269,783)	24,252,143
Distributions to shareholders	(5,047,753)	(5,115,366)
Share transactions - net increase (decrease)	12,865,307	11,566,566
Total increase (decrease) in net assets	3,547,771	30,703,343
Net Assets
Beginning of period	114,174,738	83,471,395
End of period	$117,722,509	$114,174,738

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2040 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.08	$18.94	$21.76	$18.39	$18.19	$18.66
Income from Investment Operations
Net investment income (loss)A	.04	.40	.27	.28	.23	.34
Net realized and unrealized gain (loss)	(.88)	4.88	(2.39)	3.98	.88	(.38)
Total from investment operations	(.84)	5.28	(2.12)	4.26	1.11	(.04)
Distributions from net investment income	–B	(.39)	(.25)	(.25)	(.24)	(.31)
Distributions from net realized gain	(1.01)	(.75)	(.45)	(.64)	(.67)	(.12)
Total distributions	(1.01)	(1.14)	(.70)	(.89)	(.91)	(.43)
Net asset value, end of period	$21.23	$23.08	$18.94	$21.76	$18.39	$18.19
Total ReturnC,D,E	(3.85)%	28.52%	(9.88)%	23.60%	6.83%	(.26)%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G,H	- %G	- %G	-%	-%	-%
Expenses net of all reductions	- %G,H	- %G	- %G	-%	-%	-%
Net investment income (loss)	.44%H	1.86%	1.26%	1.39%	1.29%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$26,398	$27,284	$19,652	$16,561	$11,515	$15,388
Portfolio turnover rateI	57%H	36%	39%	26%	36%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.04	$18.91	$21.72	$18.37	$18.17	$18.64
Income from Investment Operations
Net investment income (loss)A	.03	.37	.25	.26	.21	.32
Net realized and unrealized gain (loss)	(.88)	4.88	(2.38)	3.96	.89	(.38)
Total from investment operations	(.85)	5.25	(2.13)	4.22	1.10	(.06)
Distributions from net investment income	–	(.37)	(.23)	(.23)	(.23)	(.29)
Distributions from net realized gain	(1.01)	(.75)	(.45)	(.64)	(.67)	(.12)
Total distributions	(1.01)	(1.12)	(.68)	(.87)	(.90)	(.41)
Net asset value, end of period	$21.18	$23.04	$18.91	$21.72	$18.37	$18.17
Total ReturnB,C,D	(3.91)%	28.39%	(9.94)%	23.42%	6.75%	(.35)%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.34%F	1.76%	1.16%	1.29%	1.19%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$66,935	$63,170	$48,429	$45,492	$22,986	$18,401
Portfolio turnover rateG	57%F	36%	39%	26%	36%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.95	$18.84	$21.65	$18.30	$18.12	$18.59
Income from Investment Operations
Net investment income (loss)A	.02	.34	.22	.23	.18	.29
Net realized and unrealized gain (loss)	(.88)	4.86	(2.38)	3.95	.87	(.38)
Total from investment operations	(.86)	5.20	(2.16)	4.18	1.05	(.09)
Distributions from net investment income	–	(.34)	(.20)	(.19)	(.20)	(.27)
Distributions from net realized gain	(1.01)	(.75)	(.45)	(.64)	(.67)	(.12)
Total distributions	(1.01)	(1.09)	(.65)	(.83)	(.87)	(.38)B
Net asset value, end of period	$21.08	$22.95	$18.84	$21.65	$18.30	$18.12
Total ReturnC,D,E	(3.98)%	28.23%	(10.12)%	23.30%	6.53%	(.49)%
Ratios to Average Net AssetsF
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.19%G	1.61%	1.01%	1.14%	1.04%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$24,390	$23,721	$15,391	$16,380	$15,086	$12,468
Portfolio turnover rateH	57%G	36%	39%	26%	36%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.116 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.5
VIP Emerging Markets Portfolio Initial Class	15.8
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	9.0
VIP Contrafund Portfolio Initial Class	8.8
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	41.3%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2045 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	130,419	$5,267,623
VIP Equity-Income Portfolio Initial Class (a)	275,897	5,490,352
VIP Growth & Income Portfolio Initial Class (a)	335,995	6,276,386
VIP Growth Portfolio Initial Class (a)	65,253	5,387,915
VIP Mid Cap Portfolio Initial Class (a)	53,083	1,527,731
VIP Value Portfolio Initial Class (a)	330,148	4,027,804
VIP Value Strategies Portfolio Initial Class (a)	196,683	1,974,697
TOTAL DOMESTIC EQUITY FUNDS
(Cost $29,045,462)		29,952,508

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	865,801	9,549,781
VIP Overseas Portfolio Initial Class (a)	698,653	15,335,443
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,353,245)		24,885,224

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	111,816	1,194,194
Fidelity Long-Term Treasury Bond Index Fund (a)	80,796	1,370,302
VIP High Income Portfolio Initial Class (a)	236,182	1,195,082
VIP Investment Grade Bond Portfolio Initial Class (a)	105,322	1,463,975
TOTAL BOND FUNDS
(Cost $4,852,910)		5,223,553

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $119,521)	119,521	119,521
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $57,371,138)		60,180,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,632)
NET ASSETS - 100%		$60,171,174

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,140,493	$392,367	$404,249	$1,908	$477	$65,106	$1,194,194
Fidelity Long-Term Treasury Bond Index Fund	1,438,753	481,036	815,528	14,600	89,125	176,916	1,370,302
VIP Contrafund Portfolio Initial Class	4,864,921	1,282,087	1,282,322	29,640	(10,253)	413,190	5,267,623
VIP Emerging Markets Portfolio Initial Class	7,918,408	3,245,726	636,846	721,687	(58,199)	(919,308)	9,549,781
VIP Equity-Income Portfolio Initial Class	5,137,967	1,808,985	594,105	239,740	(54,386)	(808,109)	5,490,352
VIP Government Money Market Portfolio Initial Class 0.01%	571,302	1,949,972	2,401,753	2,912	--	--	119,521
VIP Growth & Income Portfolio Initial Class	5,858,089	2,100,039	744,118	306,481	(72,904)	(864,720)	6,276,386
VIP Growth Portfolio Initial Class	4,972,337	1,505,256	1,308,683	443,967	(15,509)	234,514	5,387,915
VIP High Income Portfolio Initial Class	1,143,288	371,892	239,144	8,943	(14,316)	(66,638)	1,195,082
VIP Investment Grade Bond Portfolio Initial Class	1,395,945	712,664	714,964	5,989	(2,724)	73,054	1,463,975
VIP Mid Cap Portfolio Initial Class	1,426,819	482,983	234,925	2,378	(29,167)	(117,979)	1,527,731
VIP Overseas Portfolio Initial Class	15,418,324	3,569,784	2,927,197	71,173	(141,573)	(583,895)	15,335,443
VIP Value Portfolio Initial Class	3,774,526	1,791,056	713,206	153,424	(88,883)	(735,689)	4,027,804
VIP Value Strategies Portfolio Initial Class	1,849,557	942,437	380,226	98,531	(64,261)	(372,810)	1,974,697
	$56,910,729	$20,636,284	$13,397,266	$2,101,373	$(462,573)	$(3,506,368)	$60,180,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$29,952,508	$29,952,508	$--	$--
International Equity Funds	24,885,224	24,885,224	--	--
Bond Funds	5,223,553	5,223,553	--	--
Short-Term Funds	119,521	119,521	--	--
Total Investments in Securities:	$60,180,806	$60,180,806	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $57,371,138)	$60,180,806
Total Investment in Securities (cost $57,371,138)		$60,180,806
Cash		900
Receivable for investments sold		884,947
Receivable for fund shares sold		156,638
Total assets		61,223,291
Liabilities
Payable for investments purchased	$1,040,553
Payable for fund shares redeemed	1,033
Distribution and service plan fees payable	10,531
Total liabilities		1,052,117
Net Assets		$60,171,174
Net Assets consist of:
Paid in capital		$56,228,470
Total accumulated earnings (loss)		3,942,704
Net Assets		$60,171,174
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,701,870 ÷ 173,448 shares)		$21.34
Service Class:
Net Asset Value, offering price and redemption price per share ($8,835,293 ÷ 415,000 shares)		$21.29
Service Class 2:
Net Asset Value, offering price and redemption price per share ($47,634,011 ÷ 2,249,598 shares)		$21.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$120,799
Expenses
Distribution and service plan fees	$59,161
Independent trustees' fees and expenses	91
Total expenses before reductions	59,252
Expense reductions	(10)
Total expenses after reductions		59,242
Net investment income (loss)		61,557
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(462,573)
Capital gain distributions from underlying funds:
Affiliated issuers	1,980,574
Total net realized gain (loss)		1,518,001
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(3,506,368)
Total change in net unrealized appreciation (depreciation)		(3,506,368)
Net gain (loss)		(1,988,367)
Net increase (decrease) in net assets resulting from operations		$(1,926,810)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,557	$806,330
Net realized gain (loss)	1,518,001	2,316,712
Change in net unrealized appreciation (depreciation)	(3,506,368)	7,695,918
Net increase (decrease) in net assets resulting from operations	(1,926,810)	10,818,960
Distributions to shareholders	(2,246,778)	(2,203,901)
Share transactions - net increase (decrease)	7,443,039	13,505,541
Total increase (decrease) in net assets	3,269,451	22,120,600
Net Assets
Beginning of period	56,901,723	34,781,123
End of period	$60,171,174	$56,901,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2045 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.08	$18.91	$21.64	$18.31	$18.03	$18.50
Income from Investment Operations
Net investment income (loss)A	.04	.43	.27	.30	.28	.38
Net realized and unrealized gain (loss)	(.89)	4.85	(2.39)	3.93	.83	(.42)
Total from investment operations	(.85)	5.28	(2.12)	4.23	1.11	(.04)
Distributions from net investment income	–	(.37)	(.25)	(.24)	(.24)	(.33)
Distributions from net realized gain	(.89)	(.74)	(.37)	(.66)	(.59)	(.10)
Total distributions	(.89)	(1.11)	(.61)B	(.90)	(.83)	(.43)
Net asset value, end of period	$21.34	$23.08	$18.91	$21.64	$18.31	$18.03
Total ReturnC,D,E	(3.89)%	28.57%	(9.89)%	23.59%	6.80%	(.26)%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G,H	- %G	- %G	-%	-%	-%
Expenses net of all reductions	- %G,H	- %G	- %G	-%	-%	-%
Net investment income (loss)	.44%H	2.01%	1.25%	1.46%	1.57%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,702	$3,686	$2,583	$1,491	$789	$542
Portfolio turnover rateI	48%H	25%	42%	23%	19%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.366 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.03	$18.88	$21.61	$18.30	$18.02	$18.49
Income from Investment Operations
Net investment income (loss)A	.03	.41	.24	.28	.26	.36
Net realized and unrealized gain (loss)	(.88)	4.83	(2.37)	3.92	.84	(.42)
Total from investment operations	(.85)	5.24	(2.13)	4.20	1.10	(.06)
Distributions from net investment income	–	(.35)	(.23)	(.23)	(.23)	(.31)
Distributions from net realized gain	(.89)	(.74)	(.37)	(.66)	(.59)	(.10)
Total distributions	(.89)	(1.09)	(.60)	(.89)	(.82)	(.41)
Net asset value, end of period	$21.29	$23.03	$18.88	$21.61	$18.30	$18.02
Total ReturnB,C,D	(3.91)%	28.40%	(9.97)%	23.42%	6.73%	(.37)%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.34%F	1.91%	1.15%	1.36%	1.47%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$8,835	$7,345	$3,900	$1,923	$396	$343
Portfolio turnover rateG	48%F	25%	42%	23%	19%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.93	$18.80	$21.52	$18.22	$17.95	$18.43
Income from Investment Operations
Net investment income (loss)A	.02	.37	.21	.24	.23	.33
Net realized and unrealized gain (loss)	(.90)	4.82	(2.37)	3.92	.84	(.42)
Total from investment operations	(.88)	5.19	(2.16)	4.16	1.07	(.09)
Distributions from net investment income	–	(.33)	(.20)	(.20)	(.20)	(.29)
Distributions from net realized gain	(.88)	(.74)	(.37)	(.66)	(.59)	(.10)
Total distributions	(.88)	(1.06)B	(.56)C	(.86)	(.80)D	(.39)
Net asset value, end of period	$21.17	$22.93	$18.80	$21.52	$18.22	$17.95
Total ReturnE,F,G	(4.02)%	28.25%	(10.13)%	23.30%	6.56%	(.53)%
Ratios to Average Net AssetsH
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.19%I	1.76%	1.00%	1.21%	1.32%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$47,634	$45,871	$28,298	$27,399	$16,671	$11,398
Portfolio turnover rateJ	48%I	25%	42%	23%	19%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.06 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.737 per share.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.366 per share.

 D Total distributions of $.80 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.594 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.5
VIP Emerging Markets Portfolio Initial Class	15.8
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	9.0
VIP Contrafund Portfolio Initial Class	8.8
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	41.3%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2050 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	108,453	$4,380,434
VIP Equity-Income Portfolio Initial Class (a)	229,424	4,565,545
VIP Growth & Income Portfolio Initial Class (a)	279,402	5,219,237
VIP Growth Portfolio Initial Class (a)	54,263	4,480,468
VIP Mid Cap Portfolio Initial Class (a)	44,143	1,270,441
VIP Value Portfolio Initial Class (a)	274,538	3,349,363
VIP Value Strategies Portfolio Initial Class (a)	163,553	1,642,074
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,846,898)		24,907,562

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	719,965	7,941,217
VIP Overseas Portfolio Initial Class (a)	580,969	12,752,270
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,268,440)		20,693,487

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	92,981	993,036
Fidelity Long-Term Treasury Bond Index Fund (a)	67,186	1,139,481
VIP High Income Portfolio Initial Class (a)	196,398	993,775
VIP Investment Grade Bond Portfolio Initial Class (a)	87,581	1,217,375
TOTAL BOND FUNDS
(Cost $4,002,893)		4,343,667

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $99,388)	99,388	99,388
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $47,217,619)		50,044,104
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,594)
NET ASSETS - 100%		$50,038,510

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$904,084	$423,945	$388,235	$1,564	$530	$52,712	$993,036
Fidelity Long-Term Treasury Bond Index Fund	1,140,494	520,659	741,181	11,962	78,782	140,727	1,139,481
VIP Contrafund Portfolio Initial Class	3,856,590	1,375,288	1,155,835	24,336	(22,705)	327,096	4,380,434
VIP Emerging Markets Portfolio Initial Class	6,276,851	3,269,733	774,393	592,542	(59,036)	(771,938)	7,941,217
VIP Equity-Income Portfolio Initial Class	4,073,007	1,898,264	671,433	196,836	(63,985)	(670,308)	4,565,545
VIP Government Money Market Portfolio Initial Class 0.01%	452,878	1,702,300	2,055,790	2,397	--	--	99,388
VIP Growth & Income Portfolio Initial Class	4,643,886	2,207,955	830,995	251,632	(77,836)	(723,773)	5,219,237
VIP Growth Portfolio Initial Class	3,941,747	1,558,859	1,172,211	364,512	(40,053)	192,126	4,480,468
VIP High Income Portfolio Initial Class	906,306	383,216	226,099	7,343	(11,718)	(57,930)	993,775
VIP Investment Grade Bond Portfolio Initial Class	1,106,583	716,415	662,354	4,917	(534)	57,265	1,217,375
VIP Mid Cap Portfolio Initial Class	1,131,076	513,414	243,882	1,952	(21,187)	(108,980)	1,270,441
VIP Overseas Portfolio Initial Class	12,222,930	3,963,816	2,772,822	58,436	(145,387)	(516,267)	12,752,270
VIP Value Portfolio Initial Class	2,992,189	1,778,182	715,700	125,967	(81,766)	(623,542)	3,349,363
VIP Value Strategies Portfolio Initial Class	1,466,200	923,626	375,063	80,898	(54,246)	(318,443)	1,642,074
	$45,114,821	$21,235,672	$12,785,993	$1,725,294	$(499,141)	$(3,021,255)	$50,044,104

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$24,907,562	$24,907,562	$--	$--
International Equity Funds	20,693,487	20,693,487	--	--
Bond Funds	4,343,667	4,343,667	--	--
Short-Term Funds	99,388	99,388	--	--
Total Investments in Securities:	$50,044,104	$50,044,104	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $47,217,619)	$50,044,104
Total Investment in Securities (cost $47,217,619)		$50,044,104
Cash		616
Receivable for investments sold		774,231
Receivable for fund shares sold		59,181
Total assets		50,878,132
Liabilities
Payable for investments purchased	$831,707
Payable for fund shares redeemed	1,706
Distribution and service plan fees payable	6,209
Total liabilities		839,622
Net Assets		$50,038,510
Net Assets consist of:
Paid in capital		$46,681,122
Total accumulated earnings (loss)		3,357,388
Net Assets		$50,038,510
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($9,948,599 ÷ 518,659 shares)		$19.18
Service Class:
Net Asset Value, offering price and redemption price per share ($16,678,465 ÷ 871,996 shares)		$19.13
Service Class 2:
Net Asset Value, offering price and redemption price per share ($23,411,446 ÷ 1,228,993 shares)		$19.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$99,160
Expenses
Distribution and service plan fees	$33,431
Independent trustees' fees and expenses	74
Total expenses before reductions	33,505
Expense reductions	(5)
Total expenses after reductions		33,500
Net investment income (loss)		65,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(499,141)
Capital gain distributions from underlying funds:
Affiliated issuers	1,626,134
Total net realized gain (loss)		1,126,993
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(3,021,255)
Total change in net unrealized appreciation (depreciation)		(3,021,255)
Net gain (loss)		(1,894,262)
Net increase (decrease) in net assets resulting from operations		$(1,828,602)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,660	$667,581
Net realized gain (loss)	1,126,993	2,041,696
Change in net unrealized appreciation (depreciation)	(3,021,255)	6,094,654
Net increase (decrease) in net assets resulting from operations	(1,828,602)	8,803,931
Distributions to shareholders	(1,707,447)	(1,709,491)
Share transactions - net increase (decrease)	8,464,389	10,495,898
Total increase (decrease) in net assets	4,928,340	17,590,338
Net Assets
Beginning of period	45,110,170	27,519,832
End of period	$50,038,510	$45,110,170

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2050 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.68	$16.88	$19.50	$16.55	$16.42	$16.86
Income from Investment Operations
Net investment income (loss)A	.04	.37	.26	.23	.25	.32
Net realized and unrealized gain (loss)	(.80)	4.36	(2.15)	3.58	.75	(.36)
Total from investment operations	(.76)	4.73	(1.89)	3.81	1.00	(.04)
Distributions from net investment income	–B	(.34)	(.21)	(.24)	(.25)	(.29)
Distributions from net realized gain	(.74)	(.59)	(.52)	(.63)	(.62)	(.11)
Total distributions	(.74)	(.93)	(.73)	(.86)C	(.87)	(.40)
Net asset value, end of period	$19.18	$20.68	$16.88	$19.50	$16.55	$16.42
Total ReturnD,E,F	(3.87)%	28.51%	(9.89)%	23.52%	6.84%	(.29)%
Ratios to Average Net AssetsG
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	- %H	-%	-%	-%
Expenses net of all reductions	- %H,I	- %H	- %H	-%	-%	-%
Net investment income (loss)	.44%I	1.96%	1.35%	1.27%	1.59%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$9,949	$10,317	$7,056	$5,826	$4,171	$2,266
Portfolio turnover rateJ	56%I	30%	111%	46%	26%	37%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.625 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.63	$16.84	$19.47	$16.52	$16.39	$16.83
Income from Investment Operations
Net investment income (loss)A	.03	.35	.24	.21	.24	.31
Net realized and unrealized gain (loss)	(.79)	4.35	(2.15)	3.59	.74	(.37)
Total from investment operations	(.76)	4.70	(1.91)	3.80	.98	(.06)
Distributions from net investment income	–	(.32)	(.20)	(.22)	(.23)	(.27)
Distributions from net realized gain	(.74)	(.59)	(.52)	(.63)	(.62)	(.11)
Total distributions	(.74)	(.91)	(.72)	(.85)	(.85)	(.38)
Net asset value, end of period	$19.13	$20.63	$16.84	$19.47	$16.52	$16.39
Total ReturnB,C,D	(3.89)%	28.39%	(10.03)%	23.46%	6.75%	(.38)%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%F	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%F	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.34%F	1.86%	1.25%	1.17%	1.49%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$16,678	$14,242	$10,203	$6,748	$4,205	$3,004
Portfolio turnover rateG	56%F	30%	111%	46%	26%	37%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.57	$16.80	$19.42	$16.47	$16.35	$16.80
Income from Investment Operations
Net investment income (loss)A	.02	.32	.21	.18	.21	.28
Net realized and unrealized gain (loss)	(.81)	4.34	(2.13)	3.58	.74	(.37)
Total from investment operations	(.79)	4.66	(1.92)	3.76	.95	(.09)
Distributions from net investment income	–	(.30)	(.18)	(.18)	(.21)	(.25)
Distributions from net realized gain	(.73)	(.59)	(.52)	(.63)	(.62)	(.11)
Total distributions	(.73)	(.89)	(.70)	(.81)	(.83)	(.36)
Net asset value, end of period	$19.05	$20.57	$16.80	$19.42	$16.47	$16.35
Total ReturnB,C,D	(4.01)%	28.22%	(10.13)%	23.30%	6.56%	(.58)%
Ratios to Average Net AssetsE
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.19%F	1.71%	1.10%	1.02%	1.34%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$23,411	$20,551	$10,262	$8,285	$9,472	$7,649
Portfolio turnover rateG	56%F	30%	111%	46%	26%	37%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.5
VIP Emerging Markets Portfolio Initial Class	15.8
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	9.0
VIP Contrafund Portfolio Initial Class	8.8
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	41.3%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2055 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	3,766	$152,089
VIP Equity-Income Portfolio Initial Class (a)	7,966	158,518
VIP Growth & Income Portfolio Initial Class (a)	9,701	181,215
VIP Growth Portfolio Initial Class (a)	1,884	155,562
VIP Mid Cap Portfolio Initial Class (a)	1,533	44,108
VIP Value Portfolio Initial Class (a)	9,532	116,293
VIP Value Strategies Portfolio Initial Class (a)	5,679	57,015
TOTAL DOMESTIC EQUITY FUNDS
(Cost $859,367)		864,800

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	24,997	275,721
VIP Overseas Portfolio Initial Class (a)	20,172	442,762
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $711,806)		718,483

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	3,228	34,479
Fidelity Long-Term Treasury Bond Index Fund (a)	2,333	39,562
VIP High Income Portfolio Initial Class (a)	6,819	34,504
VIP Investment Grade Bond Portfolio Initial Class (a)	3,041	42,268
TOTAL BOND FUNDS
(Cost $142,416)		150,813

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $3,451)	3,451	3,451
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,717,040)		1,737,547
NET OTHER ASSETS (LIABILITIES) - 0.0%		(188)
NET ASSETS - 100%		$1,737,359
Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$27,161	$15,714	$10,048	$49	$8	$1,644	$34,479
Fidelity Long-Term Treasury Bond Index Fund	34,259	19,451	20,871	373	1,936	4,787	39,562
VIP Contrafund Portfolio Initial Class	115,869	55,263	28,461	730	(1,994)	11,412	152,089
VIP Emerging Markets Portfolio Initial Class	188,567	118,798	7,407	17,777	(3,347)	(20,890)	275,721
VIP Equity-Income Portfolio Initial Class	122,369	70,917	11,843	5,905	(2,516)	(20,409)	158,518
VIP Government Money Market Portfolio Initial Class 0.01%	13,605	55,488	65,642	73	--	--	3,451
VIP Growth & Income Portfolio Initial Class	139,521	80,832	14,556	7,549	(3,500)	(21,082)	181,215
VIP Growth Portfolio Initial Class	118,429	59,380	27,512	10,936	(2,491)	7,756	155,562
VIP High Income Portfolio Initial Class	27,229	14,402	4,987	220	(460)	(1,680)	34,504
VIP Investment Grade Bond Portfolio Initial Class	33,246	25,951	18,728	148	(57)	1,856	42,268
VIP Mid Cap Portfolio Initial Class	33,982	19,080	4,949	59	(725)	(3,280)	44,108
VIP Overseas Portfolio Initial Class	367,236	154,603	59,449	1,753	(6,632)	(12,996)	442,762
VIP Value Portfolio Initial Class	89,896	62,958	14,711	3,780	(2,952)	(18,898)	116,293
VIP Value Strategies Portfolio Initial Class	44,049	32,727	8,257	2,427	(1,754)	(9,750)	57,015
	$1,355,418	$785,564	$297,421	$51,779	$(24,484)	$(81,530)	$1,737,547

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$864,800	$864,800	$--	$--
International Equity Funds	718,483	718,483	--	--
Bond Funds	150,813	150,813	--	--
Short-Term Funds	3,451	3,451	--	--
Total Investments in Securities:	$1,737,547	$1,737,547	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,717,040)	$1,737,547
Total Investment in Securities (cost $1,717,040)		$1,737,547
Cash		16
Receivable for investments sold		26,721
Receivable for fund shares sold		3,013
Total assets		1,767,297
Liabilities
Payable for investments purchased	$29,731
Payable for fund shares redeemed	1
Distribution and service plan fees payable	206
Total liabilities		29,938
Net Assets		$1,737,359
Net Assets consist of:
Paid in capital		$1,691,022
Total accumulated earnings (loss)		46,337
Net Assets		$1,737,359
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($351,940 ÷ 33,397 shares)		$10.54
Service Class:
Net Asset Value, offering price and redemption price per share ($612,408 ÷ 58,146 shares)		$10.53
Service Class 2:
Net Asset Value, offering price and redemption price per share ($773,011 ÷ 73,478 shares)		$10.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,992
Expenses
Distribution and service plan fees	$1,031
Independent trustees' fees and expenses	2
Total expenses		1,033
Net investment income (loss)		1,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(24,484)
Capital gain distributions from underlying funds:
Affiliated issuers	48,787
Total net realized gain (loss)		24,303
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(81,530)
Total change in net unrealized appreciation (depreciation)		(81,530)
Net gain (loss)		(57,227)
Net increase (decrease) in net assets resulting from operations		$(55,268)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	For the period April 11, 2019 (commencement of operations) to December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,959	$15,338
Net realized gain (loss)	24,303	7,811
Change in net unrealized appreciation (depreciation)	(81,530)	102,037
Net increase (decrease) in net assets resulting from operations	(55,268)	125,186
Distributions to shareholders	(1,832)	(21,749)
Share transactions - net increase (decrease)	439,152	1,251,870
Total increase (decrease) in net assets	382,052	1,355,307
Net Assets
Beginning of period	1,355,307	–
End of period	$1,737,359	$1,355,307

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2055 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.16
Net realized and unrealized gain (loss)	(.45)	1.02
Total from investment operations	(.43)	1.18
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.01)	(.06)
Total distributions	(.01)	(.20)C
Net asset value, end of period	$10.54	$10.98
Total ReturnD,E	(3.89)%	11.85%
Ratios to Average Net AssetsF
Expenses before reductions	- %G,H	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %G,H
Expenses net of all reductions	- %G,H	- %G,H
Net investment income (loss)	.42%G	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$352	$366
Portfolio turnover rateI	41%G	24%G

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.057 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.15
Net realized and unrealized gain (loss)	(.46)	1.03
Total from investment operations	(.44)	1.18
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.01)	(.06)
Total distributions	(.01)	(.20)
Net asset value, end of period	$10.53	$10.98
Total ReturnC,D	(3.98)%	11.78%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F	.10%F
Expenses net of fee waivers, if any	.10%F	.10%F
Expenses net of all reductions	.10%F	.10%F
Net investment income (loss)	.32%F	2.02%F
Supplemental Data
Net assets, end of period (000 omitted)	$612	$399
Portfolio turnover rateG	41%F	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.14
Net realized and unrealized gain (loss)	(.45)	1.02
Total from investment operations	(.44)	1.16
Distributions from net investment income	–	(.13)
Distributions from net realized gain	(.01)	(.06)
Total distributions	(.01)	(.19)
Net asset value, end of period	$10.52	$10.97
Total ReturnC,D	(3.98)%	11.60%
Ratios to Average Net AssetsE
Expenses before reductions	.25%F	.25%F
Expenses net of fee waivers, if any	.25%F	.25%F
Expenses net of all reductions	.25%F	.25%F
Net investment income (loss)	.17%F	1.87%F
Supplemental Data
Net assets, end of period (000 omitted)	$773	$590
Portfolio turnover rateG	41%F	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.5
VIP Emerging Markets Portfolio Initial Class	15.8
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	9.0
VIP Contrafund Portfolio Initial Class	8.8
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	41.3%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2060 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	7,472	$301,779
VIP Equity-Income Portfolio Initial Class (a)	15,806	314,535
VIP Growth & Income Portfolio Initial Class (a)	19,249	359,566
VIP Growth Portfolio Initial Class (a)	3,738	308,670
VIP Mid Cap Portfolio Initial Class (a)	3,041	87,524
VIP Value Portfolio Initial Class (a)	18,914	230,747
VIP Value Strategies Portfolio Initial Class (a)	11,268	113,127
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,763,847)		1,715,948

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	49,600	547,087
VIP Overseas Portfolio Initial Class (a)	40,024	878,530
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,451,198)		1,425,617

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	6,406	68,412
Fidelity Long-Term Treasury Bond Index Fund (a)	4,629	78,500
VIP High Income Portfolio Initial Class (a)	13,530	68,463
VIP Investment Grade Bond Portfolio Initial Class (a)	6,034	83,868
TOTAL BOND FUNDS
(Cost $284,979)		299,243

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $6,847)	6,847	6,847
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,506,871)		3,447,655
NET OTHER ASSETS (LIABILITIES) - 0.0%		(315)
NET ASSETS - 100%		$3,447,340

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$25,795	$64,461	$25,032	$95	$90	$3,098	$68,412
Fidelity Long-Term Treasury Bond Index Fund	32,543	80,619	46,882	717	2,772	9,448	78,500
VIP Contrafund Portfolio Initial Class	110,037	246,605	71,573	1,620	(3,582)	20,292	301,779
VIP Emerging Markets Portfolio Initial Class	179,077	459,697	41,622	39,431	(8,390)	(41,675)	547,087
VIP Equity-Income Portfolio Initial Class	116,210	286,286	41,767	13,100	(5,693)	(40,501)	314,535
VIP Government Money Market Portfolio Initial Class 0.01%	12,921	134,981	141,055	141	--	--	6,847
VIP Growth & Income Portfolio Initial Class	132,498	330,410	53,995	16,746	(6,292)	(43,055)	359,566
VIP Growth Portfolio Initial Class	112,466	262,884	73,125	24,259	(4,815)	11,260	308,670
VIP High Income Portfolio Initial Class	25,858	61,336	14,338	489	(879)	(3,514)	68,463
VIP Investment Grade Bond Portfolio Initial Class	31,573	92,798	43,756	327	(171)	3,424	83,868
VIP Mid Cap Portfolio Initial Class	32,271	76,413	13,439	130	(2,004)	(5,717)	87,524
VIP Overseas Portfolio Initial Class	348,753	729,980	164,721	3,889	(9,815)	(25,667)	878,530
VIP Value Portfolio Initial Class	85,372	231,262	42,972	8,383	(7,832)	(35,083)	230,747
VIP Value Strategies Portfolio Initial Class	41,832	115,317	21,085	5,384	(5,365)	(17,572)	113,127
	$1,287,206	$3,173,049	$795,362	$114,711	$(51,976)	$(165,262)	$3,447,655

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,715,948	$1,715,948	$--	$--
International Equity Funds	1,425,617	1,425,617	--	--
Bond Funds	299,243	299,243	--	--
Short-Term Funds	6,847	6,847	--	--
Total Investments in Securities:	$3,447,655	$3,447,655	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,506,871)	$3,447,655
Total Investment in Securities (cost $3,506,871)		$3,447,655
Cash		16
Receivable for investments sold		53,291
Receivable for fund shares sold		3,067
Total assets		3,504,029
Liabilities
Payable for investments purchased	$55,788
Payable for fund shares redeemed	568
Distribution and service plan fees payable	333
Total liabilities		56,689
Net Assets		$3,447,340
Net Assets consist of:
Paid in capital		$3,446,031
Total accumulated earnings (loss)		1,309
Net Assets		$3,447,340
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($351,994 ÷ 33,347 shares)		$10.56
Service Class:
Net Asset Value, offering price and redemption price per share ($2,433,913 ÷ 230,733 shares)		$10.55
Service Class 2:
Net Asset Value, offering price and redemption price per share ($661,433 ÷ 62,767 shares)		$10.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,491
Expenses
Distribution and service plan fees	$1,650
Independent trustees' fees and expenses	4
Total expenses		1,654
Net investment income (loss)		4,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(51,976)
Capital gain distributions from underlying funds:
Affiliated issuers	108,220
Total net realized gain (loss)		56,244
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(165,262)
Total change in net unrealized appreciation (depreciation)		(165,262)
Net gain (loss)		(109,018)
Net increase (decrease) in net assets resulting from operations		$(104,181)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	For the period April 11, 2019 (commencement of operations) to December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,837	$16,110
Net realized gain (loss)	56,244	6,977
Change in net unrealized appreciation (depreciation)	(165,262)	106,046
Net increase (decrease) in net assets resulting from operations	(104,181)	129,133
Distributions to shareholders	(2,029)	(21,614)
Share transactions - net increase (decrease)	2,266,459	1,179,572
Total increase (decrease) in net assets	2,160,249	1,287,091
Net Assets
Beginning of period	1,287,091	–
End of period	$3,447,340	$1,287,091

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2060 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.16
Net realized and unrealized gain (loss)	(.44)	1.02
Total from investment operations	(.42)	1.18
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.01)	(.05)
Total distributions	(.01)	(.19)C
Net asset value, end of period	$10.56	$10.99
Total ReturnD,E	(3.85)%	11.86%
Ratios to Average Net AssetsF
Expenses before reductions	- %G,H	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %G,H
Expenses net of all reductions	- %G,H	- %G,H
Net investment income (loss)	.46%G	2.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$352	$366
Portfolio turnover rateI	56%G	23%G

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.15
Net realized and unrealized gain (loss)	(.45)	1.03
Total from investment operations	(.43)	1.18
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.01)	(.05)
Total distributions	(.01)	(.19)
Net asset value, end of period	$10.55	$10.99
Total ReturnC,D	(3.94)%	11.80%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F	.10%F
Expenses net of fee waivers, if any	.10%F	.10%F
Expenses net of all reductions	.10%F	.10%F
Net investment income (loss)	.36%F	2.08%F
Supplemental Data
Net assets, end of period (000 omitted)	$2,434	$445
Portfolio turnover rateG	56%F	23%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.14
Net realized and unrealized gain (loss)	(.44)	1.02
Total from investment operations	(.43)	1.16
Distributions from net investment income	–	(.13)
Distributions from net realized gain	(.01)	(.05)
Total distributions	(.01)	(.18)
Net asset value, end of period	$10.54	$10.98
Total ReturnC,D	(3.95)%	11.61%
Ratios to Average Net AssetsE
Expenses before reductions	.25%F	.25%F
Expenses net of fee waivers, if any	.25%F	.25%F
Expenses net of all reductions	.25%F	.25%F
Net investment income (loss)	.21%F	1.93%F
Supplemental Data
Net assets, end of period (000 omitted)	$661	$475
Portfolio turnover rateG	56%F	23%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.5
VIP Emerging Markets Portfolio Initial Class	15.8
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	9.0
VIP Contrafund Portfolio Initial Class	8.8
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
VIP Mid Cap Portfolio Initial Class	2.5
VIP Investment Grade Bond Portfolio Initial Class	2.4
93.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.8%
International Equity Funds	41.3%
Bond Funds	8.7%
Short-Term Funds	0.2%

VIP Freedom 2065 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,321	$93,725
VIP Equity-Income Portfolio Initial Class (a)	4,889	97,286
VIP Growth & Income Portfolio Initial Class (a)	5,943	111,023
VIP Growth Portfolio Initial Class (a)	1,156	95,473
VIP Mid Cap Portfolio Initial Class (a)	934	26,879
VIP Value Portfolio Initial Class (a)	5,850	71,370
VIP Value Strategies Portfolio Initial Class (a)	3,485	34,991
TOTAL DOMESTIC EQUITY FUNDS
(Cost $527,438)		530,747

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	15,341	169,215
VIP Overseas Portfolio Initial Class (a)	12,380	271,732
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $436,287)		440,947

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	1,981	21,160
Fidelity Long-Term Treasury Bond Index Fund (a)	1,432	24,280
VIP High Income Portfolio Initial Class (a)	4,185	21,176
VIP Investment Grade Bond Portfolio Initial Class (a)	1,866	25,940
TOTAL BOND FUNDS
(Cost $86,543)		92,556

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $2,118)	2,118	2,118
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,052,386)		1,066,368
NET OTHER ASSETS (LIABILITIES) - 0.0%		(86)
NET ASSETS - 100%		$1,066,282

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$21,972	$4,524	$6,538	$35	$22	$1,180	$21,160
Fidelity Long-Term Treasury Bond Index Fund	27,720	5,778	14,223	267	2,071	2,934	24,280
VIP Contrafund Portfolio Initial Class	93,727	10,490	17,169	557	818	5,859	93,725
VIP Emerging Markets Portfolio Initial Class	152,539	37,673	1,358	13,572	(127)	(19,512)	169,215
VIP Equity-Income Portfolio Initial Class	98,985	20,829	5,945	4,509	(567)	(16,016)	97,286
VIP Government Money Market Portfolio Initial Class 0.01%	11,006	33,186	42,074	55	--	--	2,118
VIP Growth & Income Portfolio Initial Class	112,859	24,261	7,886	5,764	(792)	(17,419)	111,023
VIP Growth Portfolio Initial Class	95,796	15,092	18,412	8,348	(327)	3,324	95,473
VIP High Income Portfolio Initial Class	22,026	3,636	2,907	168	(215)	(1,364)	21,176
VIP Investment Grade Bond Portfolio Initial Class	26,893	10,061	12,276	113	(59)	1,321	25,940
VIP Mid Cap Portfolio Initial Class	27,488	5,218	2,816	45	(266)	(2,745)	26,879
VIP Overseas Portfolio Initial Class	297,059	23,246	32,913	1,339	(2,360)	(13,300)	271,732
VIP Value Portfolio Initial Class	72,718	22,949	8,240	2,886	(771)	(15,286)	71,370
VIP Value Strategies Portfolio Initial Class	35,632	12,421	4,629	1,853	(603)	(7,830)	34,991
	$1,096,420	$229,364	$177,386	$39,511	$(3,176)	$(78,854)	$1,066,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$530,747	$530,747	$--	$--
International Equity Funds	440,947	440,947	--	--
Bond Funds	92,556	92,556	--	--
Short-Term Funds	2,118	2,118	--	--
Total Investments in Securities:	$1,066,368	$1,066,368	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,052,386)	$1,066,368
Total Investment in Securities (cost $1,052,386)		$1,066,368
Cash		17
Receivable for investments sold		16,346
Total assets		1,082,731
Liabilities
Payable for investments purchased	$16,344
Distribution and service plan fees payable	105
Total liabilities		16,449
Net Assets		$1,066,282
Net Assets consist of:
Paid in capital		$1,016,763
Total accumulated earnings (loss)		49,519
Net Assets		$1,066,282
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($350,156 ÷ 33,334 shares)		$10.50
Service Class:
Net Asset Value, offering price and redemption price per share ($349,951 ÷ 33,334 shares)		$10.50
Service Class 2:
Net Asset Value, offering price and redemption price per share ($366,175 ÷ 34,908 shares)		$10.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,264
Expenses
Distribution and service plan fees	$592
Independent trustees' fees and expenses	2
Total expenses		594
Net investment income (loss)		1,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,176)
Capital gain distributions from underlying funds:
Affiliated issuers	37,247
Total net realized gain (loss)		34,071
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(78,854)
Total change in net unrealized appreciation (depreciation)		(78,854)
Net gain (loss)		(44,783)
Net increase (decrease) in net assets resulting from operations		$(43,113)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	For the period April 11, 2019 (commencement of operations) to December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,670	$14,029
Net realized gain (loss)	34,071	10,333
Change in net unrealized appreciation (depreciation)	(78,854)	92,836
Net increase (decrease) in net assets resulting from operations	(43,113)	117,198
Distributions to shareholders	(3,699)	(20,866)
Share transactions - net increase (decrease)	16,762	1,000,000
Total increase (decrease) in net assets	(30,050)	1,096,332
Net Assets
Beginning of period	1,096,332	–
End of period	$1,066,282	$1,096,332

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2065 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.15
Net realized and unrealized gain (loss)	(.44)	1.03
Total from investment operations	(.42)	1.18
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.04)	(.07)
Total distributions	(.04)	(.22)
Net asset value, end of period	$10.50	$10.96
Total ReturnC,D	(3.88)%	11.79%
Ratios to Average Net AssetsE
Expenses before reductions	- %F,G	- %F,G
Expenses net of fee waivers, if any	- %F,G	- %F,G
Expenses net of all reductions	- %F,G	- %F,G
Net investment income (loss)	.45%F	2.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$350	$365
Portfolio turnover rateH	35%F	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.14
Net realized and unrealized gain (loss)	(.44)	1.03
Total from investment operations	(.42)	1.17
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.04)	(.07)
Total distributions	(.04)	(.21)
Net asset value, end of period	$10.50	$10.96
Total ReturnC,D	(3.88)%	11.72%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F	.10%F
Expenses net of fee waivers, if any	.10%F	.10%F
Expenses net of all reductions	.10%F	.10%F
Net investment income (loss)	.35%F	1.91%F
Supplemental Data
Net assets, end of period (000 omitted)	$350	$365
Portfolio turnover rateG	35%F	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.13
Net realized and unrealized gain (loss)	(.44)	1.03
Total from investment operations	(.43)	1.16
Distributions from net investment income	–	(.13)
Distributions from net realized gain	(.04)	(.07)
Total distributions	(.04)	(.20)
Net asset value, end of period	$10.49	$10.96
Total ReturnC,D	(3.97)%	11.61%
Ratios to Average Net AssetsE
Expenses before reductions	.25%F	.25%F
Expenses net of fee waivers, if any	.25%F	.25%F
Expenses net of all reductions	.25%F	.25%F
Net investment income (loss)	.20%F	1.76%F
Supplemental Data
Net assets, end of period (000 omitted)	$366	$365
Portfolio turnover rateG	35%F	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income Portfolio	$58,869,304	$4,763,801	$(265,132)	$4,498,669
VIP Freedom 2005 Portfolio	13,771,548	1,256,108	(96,852)	1,159,256
VIP Freedom 2010 Portfolio	280,191,820	41,191,957	(1,109,431)	40,082,526
VIP Freedom 2015 Portfolio	69,925,708	16,485,149	(373,167)	16,111,982
VIP Freedom 2020 Portfolio	586,271,292	132,584,600	(2,819,033)	129,765,567
VIP Freedom 2025 Portfolio	228,426,044	32,803,751	(3,807,118)	28,996,633
VIP Freedom 2030 Portfolio	376,100,864	66,401,694	(7,146,875)	59,254,819
VIP Freedom 2035 Portfolio	121,373,997	9,758,503	(5,561,852)	4,196,651
VIP Freedom 2040 Portfolio	110,528,543	12,005,666	(4,803,274)	7,202,392
VIP Freedom 2045 Portfolio	58,253,541	4,831,878	(2,904,613)	1,927,265
VIP Freedom 2050 Portfolio	48,262,929	4,202,023	(2,420,848)	1,781,175
VIP Freedom 2055 Portfolio	1,734,621	82,394	(79,468)	2,926
VIP Freedom 2060 Portfolio	3,555,198	117,017	(224,560)	(107,543)
VIP Freedom 2065 Portfolio	1,056,328	52,277	(42,237)	10,040

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income Portfolio	25,821,737	21,394,816
VIP Freedom 2005 Portfolio	4,795,166	3,793,294
VIP Freedom 2010 Portfolio	73,263,451	76,980,317
VIP Freedom 2015 Portfolio	31,616,473	38,026,860
VIP Freedom 2020 Portfolio	166,285,370	184,883,000
VIP Freedom 2025 Portfolio	110,485,654	87,339,280
VIP Freedom 2030 Portfolio	130,365,057	110,757,450
VIP Freedom 2035 Portfolio	55,465,314	37,476,305
VIP Freedom 2040 Portfolio	43,014,316	31,106,831
VIP Freedom 2045 Portfolio	20,636,284	13,397,266
VIP Freedom 2050 Portfolio	21,235,672	12,785,993
VIP Freedom 2055 Portfolio	785,564	297,421
VIP Freedom 2060 Portfolio	3,173,049	795,362
VIP Freedom 2065 Portfolio	229,364	177,386

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income Portfolio	$12,895	$24,256	$37,151
VIP Freedom 2005 Portfolio	2,529	231	2,760
VIP Freedom 2010 Portfolio	13,183	341,490	354,673
VIP Freedom 2015 Portfolio	10,813	41,968	52,781
VIP Freedom 2020 Portfolio	81,846	595,968	677,814
VIP Freedom 2025 Portfolio	50,239	118,499	168,738
VIP Freedom 2030 Portfolio	81,396	202,406	283,802
VIP Freedom 2035 Portfolio	17,168	84,588	101,756
VIP Freedom 2040 Portfolio	30,582	28,263	58,845
VIP Freedom 2045 Portfolio	3,861	55,300	59,161
VIP Freedom 2050 Portfolio	7,726	25,705	33,431
VIP Freedom 2055 Portfolio	222	809	1,031
VIP Freedom 2060 Portfolio	960	690	1,650
VIP Freedom 2065 Portfolio	168	424	592

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Freedom 2020 Portfolio	$2
VIP Freedom 2030 Portfolio	5
VIP Freedom 2040 Portfolio	20
VIP Freedom 2045 Portfolio	10
VIP Freedom 2050 Portfolio	5

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
VIP Freedom Income Portfolio
Distributions to shareholders
Initial Class	$239,071	$604,382
Service Class	418,186	816,589
Service Class 2	308,780	685,484
Total	$966,037	$2,106,455
VIP Freedom 2005 Portfolio
Distributions to shareholders
Initial Class	$223,201	$345,629
Service Class	101,634	111,078
Service Class 2	4,514	5,643
Total	$329,349	$462,350
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$759,222	$1,128,631
Service Class	1,132,746	1,532,346
Service Class 2	11,056,134	15,927,712
Total	$12,948,102	$18,588,689
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$1,429,717	$2,828,757
Service Class	1,044,981	1,385,133
Service Class 2	1,567,180	3,337,932
Total	$4,041,878	$7,551,822
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$4,083,217	$5,180,915
Service Class	9,282,788	11,014,651
Service Class 2	27,358,805	35,674,324
Total	$40,724,810	$51,869,890
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$1,839,562	$2,101,976
Service Class	4,003,621	4,196,099
Service Class 2	3,816,765	3,770,331
Total	$9,659,948	$10,068,406
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$4,193,446	$4,537,966
Service Class	7,529,473	7,768,579
Service Class 2	7,661,947	8,014,417
Total	$19,384,866	$20,320,962
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$488,108	$499,767
Service Class	1,228,409	982,997
Service Class 2	2,667,960	2,670,144
Total	$4,384,477	$4,152,908
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$1,204,936	$1,249,046
Service Class	2,785,941	2,907,956
Service Class 2	1,056,876	958,364
Total	$5,047,753	$5,115,366
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$143,001	$157,330
Service Class	290,135	276,706
Service Class 2	1,813,642	1,769,865
Total	$2,246,778	$2,203,901
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$372,659	$419,346
Service Class	580,298	591,907
Service Class 2	754,490	698,238
Total	$1,707,447	$1,709,491
VIP Freedom 2055 Portfolio(a)
Distributions to shareholders
Initial Class	$467	$6,767
Service Class	582	7,094
Service Class 2	783	7,888
Total	$1,832	$21,749
VIP Freedom 2060 Portfolio(a)
Distributions to shareholders
Initial Class	$233	$6,467
Service Class	1,459	7,556
Service Class 2	337	7,591
Total	$2,029	$21,614
VIP Freedom 2065 Portfolio(a)
Distributions to shareholders
Initial Class	$1,233	$7,233
Service Class	1,233	7,000
Service Class 2	1,233	6,633
Total	$3,699	$20,866

 (a) For the period April 11, 2019 (commencement of operations) to December 31, 2019.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
VIP Freedom Income Portfolio
Initial Class
Shares sold	349,478	159,690	$4,096,035	$1,868,712
Reinvestment of distributions	20,175	52,493	239,071	604,382
Shares redeemed	(301,505)	(277,763)	(3,520,960)	(3,225,184)
Net increase (decrease)	68,148	(65,580)	$814,146	$(752,090)
Service Class
Shares sold	792,108	1,466,656	$9,311,440	$17,186,686
Reinvestment of distributions	35,320	70,561	418,186	816,589
Shares redeemed	(733,492)	(764,665)	(8,539,863)	(8,878,533)
Net increase (decrease)	93,936	772,552	$1,189,763	$9,124,742
Service Class 2
Shares sold	706,672	425,804	$8,277,141	$4,927,277
Reinvestment of distributions	26,168	59,814	308,780	685,484
Shares redeemed	(508,326)	(337,905)	(5,885,605)	(3,912,391)
Net increase (decrease)	224,514	147,713	$2,700,316	$1,700,370
VIP Freedom 2005 Portfolio
Initial Class
Shares sold	51,154	54,603	$619,763	$671,263
Reinvestment of distributions	17,686	27,967	223,201	345,629
Shares redeemed	(66,245)	(51,772)	(821,703)	(642,871)
Net increase (decrease)	2,595	30,798	$21,261	$374,021
Service Class
Shares sold	147,150	161,933	$1,848,940	$2,029,549
Reinvestment of distributions	8,003	8,907	101,634	111,078
Shares redeemed	(69,075)	(34,332)	(848,629)	(428,681)
Net increase (decrease)	86,078	136,508	$1,101,945	$1,711,946
Service Class 2
Shares sold	1,713	3,735	$21,723	$46,278
Reinvestment of distributions	359	457	4,514	5,643
Shares redeemed	(1,003)	(547)	(12,263)	(6,856)
Net increase (decrease)	1,069	3,645	$13,974	$45,065
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	307,343	313,315	$3,951,717	$4,079,139
Reinvestment of distributions	58,089	88,626	759,222	1,128,631
Shares redeemed	(380,500)	(447,611)	(4,753,724)	(5,835,944)
Net increase (decrease)	(15,068)	(45,670)	$(42,785)	$(628,174)
Service Class
Shares sold	542,371	463,687	$7,070,816	$6,018,516
Reinvestment of distributions	86,800	120,448	1,132,746	1,532,346
Shares redeemed	(550,630)	(565,310)	(7,060,994)	(7,362,660)
Net increase (decrease)	78,541	18,825	$1,142,568	$188,202
Service Class 2
Shares sold	836,355	1,751,243	$10,476,266	$22,712,133
Reinvestment of distributions	852,439	1,259,766	11,056,134	15,927,712
Shares redeemed	(1,494,356)	(1,871,273)	(18,737,783)	(24,092,194)
Net increase (decrease)	194,438	1,139,736	$2,794,617	$14,547,651
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	438,666	211,337	$5,484,241	$2,689,789
Reinvestment of distributions	111,697	229,337	1,429,717	2,828,757
Shares redeemed	(618,686)	(393,577)	(7,486,636)	(4,973,529)
Net increase (decrease)	(68,323)	47,097	$(572,678)	$545,017
Service Class
Shares sold	843,370	1,134,388	$10,148,174	$14,610,293
Reinvestment of distributions	81,831	111,590	1,044,981	1,385,133
Shares redeemed	(936,026)	(479,010)	(11,198,925)	(6,033,059)
Net increase (decrease)	(10,825)	766,968	$(5,770)	$9,962,367
Service Class 2
Shares sold	462,955	711,453	$5,681,001	$9,128,330
Reinvestment of distributions	123,206	272,435	1,567,180	3,337,932
Shares redeemed	(863,671)	(901,419)	(10,877,833)	(11,430,036)
Net increase (decrease)	(277,510)	82,469	$(3,629,652)	$1,036,226
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	872,060	799,864	$11,262,079	$10,748,657
Reinvestment of distributions	303,585	395,520	4,083,217	5,180,915
Shares redeemed	(1,240,606)	(904,724)	(15,622,971)	(12,078,443)
Net increase (decrease)	(64,961)	290,660	$(277,675)	$3,851,129
Service Class
Shares sold	1,706,398	4,018,718	$21,736,217	$54,276,128
Reinvestment of distributions	692,745	842,399	9,282,788	11,014,651
Shares redeemed	(2,202,696)	(3,088,598)	(27,958,705)	(41,149,520)
Net increase (decrease)	196,447	1,772,519	$3,060,300	$24,141,259
Service Class 2
Shares sold	893,408	1,926,331	$11,588,417	$25,888,656
Reinvestment of distributions	2,049,349	2,749,311	27,358,805	35,674,324
Shares redeemed	(2,867,762)	(5,384,582)	(36,439,556)	(71,698,853)
Net increase (decrease)	74,995	(708,940)	$2,507,666	$(10,135,873)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	626,497	723,281	$8,969,444	$10,460,478
Reinvestment of distributions	122,965	145,797	1,839,562	2,101,976
Shares redeemed	(603,914)	(672,089)	(8,374,800)	(9,746,422)
Net increase (decrease)	145,548	196,989	$2,434,206	$2,816,032
Service Class
Shares sold	3,661,960	4,293,460	$53,324,342	$62,427,141
Reinvestment of distributions	268,519	292,315	4,003,621	4,196,099
Shares redeemed	(2,754,263)	(4,280,480)	(39,993,276)	(63,073,836)
Net increase (decrease)	1,176,216	305,295	$17,334,687	$3,549,404
Service Class 2
Shares sold	1,266,061	2,046,622	$17,525,786	$29,722,608
Reinvestment of distributions	257,368	263,268	3,816,765	3,770,331
Shares redeemed	(1,033,118)	(1,161,929)	(14,472,781)	(16,570,200)
Net increase (decrease)	490,311	1,147,961	$6,869,770	$16,922,739
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	1,038,821	1,092,904	$14,777,028	$15,580,871
Reinvestment of distributions	282,959	319,112	4,193,446	4,537,966
Shares redeemed	(814,842)	(761,460)	(10,960,318)	(10,793,932)
Net increase (decrease)	506,938	650,556	$8,010,156	$9,324,905
Service Class
Shares sold	2,501,828	3,325,456	$34,522,299	$47,373,812
Reinvestment of distributions	509,092	547,589	7,529,473	7,768,579
Shares redeemed	(2,009,525)	(2,204,045)	(27,632,414)	(31,297,767)
Net increase (decrease)	1,001,395	1,669,000	$14,419,358	$23,844,624
Service Class 2
Shares sold	1,038,625	2,185,579	$14,508,942	$31,363,433
Reinvestment of distributions	520,159	568,292	7,661,947	8,014,417
Shares redeemed	(1,300,627)	(1,465,983)	(17,900,807)	(20,860,745)
Net increase (decrease)	258,157	1,287,888	$4,270,082	$18,517,105
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	102,486	176,462	$2,207,662	$4,010,249
Reinvestment of distributions	20,526	22,187	488,108	499,767
Shares redeemed	(44,618)	(68,425)	(953,001)	(1,530,494)
Net increase (decrease)	78,394	130,224	$1,742,769	$2,979,522
Service Class
Shares sold	1,048,226	857,203	$22,919,384	$19,503,745
Reinvestment of distributions	51,788	43,430	1,228,409	982,997
Shares redeemed	(568,828)	(256,281)	(12,329,235)	(5,859,415)
Net increase (decrease)	531,186	644,352	$11,818,558	$14,627,327
Service Class 2
Shares sold	743,482	924,180	$16,950,096	$20,907,712
Reinvestment of distributions	113,097	119,794	2,667,960	2,670,144
Shares redeemed	(653,386)	(348,177)	(14,705,535)	(7,815,871)
Net increase (decrease)	203,193	695,797	$4,912,521	$15,761,985
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	177,231	266,526	$3,652,154	$5,657,672
Reinvestment of distributions	53,888	59,099	1,204,936	1,249,046
Shares redeemed	(169,633)	(181,077)	(3,455,671)	(3,843,873)
Net increase (decrease)	61,486	144,548	$1,401,419	$3,062,845
Service Class
Shares sold	957,569	952,181	$19,074,527	$20,110,832
Reinvestment of distributions	124,818	138,170	2,785,941	2,907,956
Shares redeemed	(663,576)	(909,615)	(13,019,916)	(19,217,406)
Net increase (decrease)	418,811	180,736	$8,840,552	$3,801,382
Service Class 2
Shares sold	207,729	312,752	$4,203,786	$6,700,932
Reinvestment of distributions	47,543	45,591	1,056,876	958,364
Shares redeemed	(131,771)	(141,446)	(2,637,326)	(2,956,957)
Net increase (decrease)	123,501	216,897	$2,623,336	$4,702,339
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	29,280	36,898	$582,386	$792,652
Reinvestment of distributions	6,361	7,431	143,001	157,330
Shares redeemed	(21,927)	(21,156)	(434,534)	(446,695)
Net increase (decrease)	13,714	23,173	$290,853	$503,287
Service Class
Shares sold	263,897	153,890	$5,371,143	$3,254,776
Reinvestment of distributions	12,929	13,043	290,135	276,706
Shares redeemed	(180,705)	(54,598)	(3,665,368)	(1,168,975)
Net increase (decrease)	96,121	112,335	$1,995,910	$2,362,507
Service Class 2
Shares sold	332,972	629,548	$6,709,921	$13,441,555
Reinvestment of distributions	81,220	84,121	1,813,642	1,769,865
Shares redeemed	(165,312)	(217,786)	(3,367,287)	(4,571,673)
Net increase (decrease)	248,880	495,883	$5,156,276	$10,639,747
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	89,666	130,991	$1,698,069	$2,514,967
Reinvestment of distributions	18,439	21,819	372,659	419,346
Shares redeemed	(88,315)	(71,971)	(1,629,636)	(1,368,904)
Net increase (decrease)	19,790	80,839	$441,092	$1,565,409
Service Class
Shares sold	405,789	320,425	$7,660,986	$6,054,554
Reinvestment of distributions	28,785	30,958	580,298	591,907
Shares redeemed	(252,826)	(266,946)	(4,536,390)	(5,133,525)
Net increase (decrease)	181,748	84,437	$3,704,894	$1,512,936
Service Class 2
Shares sold	295,500	448,417	$5,454,714	$8,546,655
Reinvestment of distributions	37,556	36,351	754,490	698,238
Shares redeemed	(103,349)	(96,394)	(1,890,801)	(1,827,340)
Net increase (decrease)	229,707	388,374	$4,318,403	$7,417,553
VIP Freedom 2055 Portfolio(a)
Initial Class
Shares sold	63	33,334	$600	$333,335
Shares redeemed	–	–	(1)	–
Net increase (decrease)	63	33,334	$599	$333,335
Service Class
Shares sold	28,262	36,994	$290,696	$370,685
Reinvestment of distributions	10	52	115	561
Shares redeemed	(6,475)	(697)	(54,126)	(7,241)
Net increase (decrease)	21,797	36,349	$236,685	$364,005
Service Class 2
Shares sold	19,977	53,682	$204,502	$553,200
Reinvestment of distributions	29	149	317	1,621
Shares redeemed	(330)	(29)	(2,951)	(291)
Net increase (decrease)	19,676	53,802	$201,868	$554,530
VIP Freedom 2060 Portfolio(a)
Initial Class
Shares sold	13	33,334	$120	$333,335
Net increase (decrease)	13	33,334	$120	$333,335
Service Class
Shares sold	206,425	40,799	$2,224,233	$410,618
Reinvestment of distributions	110	119	1,226	1,289
Shares redeemed	(16,346)	(374)	(150,700)	(3,886)
Net increase (decrease)	190,189	40,544	$2,074,759	$408,021
Service Class 2
Shares sold	36,857	43,145	$362,250	$436,608
Reinvestment of distributions	9	150	104	1,625
Shares redeemed	(17,392)	(2)	(170,774)	(17)
Net increase (decrease)	19,474	43,293	$191,580	$438,216
VIP Freedom 2065 Portfolio(a)
Initial Class
Shares sold	–	33,334	$–	$333,335
Net increase (decrease)	–	33,334	$–	$333,335
Service Class
Shares sold	–	33,334	$–	$333,335
Net increase (decrease)	–	33,334	$–	$333,335
Service Class 2
Shares sold	1,576	33,333	$16,771	$333,330
Shares redeemed	(1)	–	(9)	–
Net increase (decrease)	1,575	33,333	$16,762	$333,330

 (a) For the period April 11, 2019 (commencement of operations) to December 31, 2019.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Freedom 2020 Portfolio
VIP Emerging Markets Portfolio	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	34%
VIP Overseas Portfolio	23%
VIP Value Portfolio	34%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income Portfolio	20%	3	54%
VIP Freedom 2005 Portfolio	62%	1	29%
VIP Freedom 2010 Portfolio	–%	1	88%
VIP Freedom 2015 Portfolio	26%	2	36%
VIP Freedom 2020 Portfolio	–%	1	70%
VIP Freedom 2025 Portfolio	–%	3	55%
VIP Freedom 2030 Portfolio	–%	1	43%
VIP Freedom 2035 Portfolio	–%	3	57%
VIP Freedom 2040 Portfolio	–%	3	64%
VIP Freedom 2045 Portfolio	–%	3	69%
VIP Freedom 2050 Portfolio	–%	3	51%
VIP Freedom 2055 Portfolio	61%	1	30%
VIP Freedom 2060 Portfolio	31%	2	69%
VIP Freedom 2065 Portfolio	98%	–	–

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
VIP Freedom Income Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,028.90	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$1,027.90	$.50
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,028.00	$1.26
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2005 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,024.20	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$1,023.10	$.50
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,022.50	$1.26
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2010 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,015.60	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$1,015.50	$.50
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,014.80	$1.25
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2015 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,007.80	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$1,007.00	$.50
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,007.00	$1.25
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2020 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,000.50	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$1,000.40	$.50
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$999.60	$1.24
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2025 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$995.10	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$994.40	$.50
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$994.20	$1.24
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2030 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$986.00	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$985.20	$.49
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$985.00	$1.23
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2035 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$969.40	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$968.90	$.49
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$968.30	$1.22
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2040 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$961.50	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$960.90	$.49
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$960.20	$1.22
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2045 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$961.10	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$960.90	$.49
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$959.80	$1.22
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2050 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$961.30	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$961.10	$.49
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$959.90	$1.22
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2055 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$961.10	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$960.20	$.49
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$960.20	$1.22
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2060 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$961.50	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$960.60	$.49
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$960.50	$1.22
Hypothetical-E		$1,000.00	$1,023.62	$1.26
VIP Freedom 2065 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$961.20	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Service Class	.10%
Actual		$1,000.00	$961.20	$.49
Hypothetical-E		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$960.30	$1.22
Hypothetical-E		$1,000.00	$1,023.62	$1.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPFF2K-SANN-0820
1.819548.116

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds - Portfolios I, II & III

Freedom Lifetime Income I Portfolio

Freedom Lifetime Income II Portfolio

Freedom Lifetime Income III Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Freedom Lifetime Income® I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	40.9
VIP Government Money Market Portfolio Investor Class 0.01%	22.7
Fidelity Inflation-Protected Bond Index Fund	11.9
VIP Emerging Markets Portfolio Investor Class	7.8
VIP Overseas Portfolio Investor Class	5.4
Fidelity Long-Term Treasury Bond Index Fund	2.3
VIP High Income Portfolio Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	1.5
VIP Equity-Income Portfolio Investor Class	1.3
VIP Growth Portfolio Investor Class	1.3
97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.0%
International Equity Funds	13.2%
Bond Funds	57.1%
Short-Term Funds	22.7%

VIP Freedom Lifetime Income® I Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	3,747	$150,212
VIP Equity-Income Portfolio Investor Class (a)	7,918	156,531
VIP Growth & Income Portfolio Investor Class (a)	9,632	178,954
VIP Growth Portfolio Investor Class (a)	1,872	153,660
VIP Mid Cap Portfolio Investor Class (a)	1,524	43,551
VIP Value Portfolio Investor Class (a)	9,435	114,830
VIP Value Strategies Portfolio Investor Class (a)	5,654	56,253
TOTAL DOMESTIC EQUITY FUNDS
(Cost $724,756)		853,991

International Equity Funds - 13.2%
VIP Emerging Markets Portfolio Investor Class (a)	86,490	949,663
VIP Overseas Portfolio Investor Class (a)	30,247	661,206
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,450,698)		1,610,869

Bond Funds - 57.1%
Fidelity Inflation-Protected Bond Index Fund (a)	137,159	1,464,855
Fidelity Long-Term Treasury Bond Index Fund (a)	16,517	280,128
VIP High Income Portfolio Investor Class (a)	48,573	244,320
VIP Investment Grade Bond Portfolio Investor Class (a)	361,449	5,002,449
TOTAL BOND FUNDS
(Cost $6,339,322)		6,991,752

Short-Term Funds - 22.7%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,773,055)	2,773,055	2,773,055
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,287,831)		12,229,667
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$12,229,669

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,513,526	$76,102	$211,226	$2,512	$7,290	$79,163	$1,464,855
Fidelity Long-Term Treasury Bond Index Fund	318,148	32,007	129,606	3,231	22,830	36,749	280,128
VIP Contrafund Portfolio Investor Class	140,498	94,409	95,475	855	11,923	(1,143)	150,212
VIP Emerging Markets Portfolio Investor Class	766,689	402,606	129,612	68,578	(5,484)	(84,536)	949,663
VIP Equity-Income Portfolio Investor Class	148,489	113,863	83,358	7,008	(6,371)	(16,092)	156,531
VIP Government Money Market Portfolio Investor Class 0.01%	2,969,565	548,825	745,335	9,166	--	--	2,773,055
VIP Growth & Income Portfolio Investor Class	169,215	129,125	93,928	8,955	16,202	(41,660)	178,954
VIP Growth Portfolio Investor Class	143,615	104,280	99,199	12,988	33,771	(28,807)	153,660
VIP High Income Portfolio Investor Class	252,418	51,275	43,214	1,919	(3,174)	(12,985)	244,320
VIP Investment Grade Bond Portfolio Investor Class	5,160,468	246,270	673,928	23,148	1,701	267,938	5,002,449
VIP Mid Cap Portfolio Investor Class	41,221	25,819	20,267	65	(958)	(2,264)	43,551
VIP Overseas Portfolio Investor Class	820,171	211,749	322,973	3,624	(6,498)	(41,243)	661,206
VIP Value Portfolio Investor Class	109,045	80,759	54,240	4,468	(1,798)	(18,936)	114,830
VIP Value Strategies Portfolio Investor Class	53,397	38,033	24,138	2,885	(2,536)	(8,503)	56,253
	12,606,465	2,155,122	2,726,499	149,402	66,898	127,681	12,229,667

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$853,991	$853,991	$--	$--
International Equity Funds	1,610,869	1,610,869	--	--
Bond Funds	6,991,752	6,991,752	--	--
Short-Term Funds	2,773,055	2,773,055	--	--
Total Investments in Securities:	$12,229,667	$12,229,667	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® I Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,287,831)	$12,229,667
Total Investment in Securities (cost $11,287,831)		$12,229,667
Receivable for investments sold		77,277
Total assets		12,306,944
Liabilities
Payable for investments purchased	$77,075
Payable for fund shares redeemed	200
Total liabilities		77,275
Net Assets		$12,229,669
Net Assets consist of:
Paid in capital		$11,092,380
Total accumulated earnings (loss)		1,137,289
Net Assets		$12,229,669
Net Asset Value, offering price and redemption price per share ($12,229,669 ÷ 1,067,987 shares)		$11.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$41,795
Expenses
Independent trustees' fees and expenses	$21
Total expenses		21
Net investment income (loss)		41,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	66,898
Capital gain distributions from underlying funds:
Affiliated issuers	107,607
Total net realized gain (loss)		174,505
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	127,681
Total change in net unrealized appreciation (depreciation)		127,681
Net gain (loss)		302,186
Net increase (decrease) in net assets resulting from operations		$343,960

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,774	$266,879
Net realized gain (loss)	174,505	397,275
Change in net unrealized appreciation (depreciation)	127,681	774,524
Net increase (decrease) in net assets resulting from operations	343,960	1,438,678
Distributions to shareholders	(390,599)	(402,000)
Share transactions
Proceeds from sales of shares	147,312	38,744
Reinvestment of distributions	390,599	402,000
Cost of shares redeemed	(868,068)	(1,078,502)
Net increase (decrease) in net assets resulting from share transactions	(330,157)	(637,758)
Total increase (decrease) in net assets	(376,796)	398,920
Net Assets
Beginning of period	12,606,465	12,207,545
End of period	$12,229,669	$12,606,465
Other Information
Shares
Sold	13,210	3,369
Issued in reinvestment of distributions	34,536	35,810
Redeemed	(77,310)	(96,399)
Net increase (decrease)	(29,564)	(57,220)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income I Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.57	$11.21	$10.76	$10.65	$11.01
Income from Investment Operations
Net investment income (loss)A	.04	.24	.19	.22	.21	.23
Net realized and unrealized gain (loss)	.28	1.05	(.48)	.59	.31	(.27)
Total from investment operations	.32	1.29	(.29)	.81	.52	(.04)
Distributions from net investment income	–B	(.25)	(.19)	(.23)	(.21)	(.24)
Distributions from net realized gain	(.36)	(.12)	(.17)	(.13)	(.20)	(.09)
Total distributions	(.36)	(.37)	(.35)C	(.36)	(.41)	(.32)D
Net asset value, end of period	$11.45	$11.49	$10.57	$11.21	$10.76	$10.65
Total ReturnE,F,G	2.82%	12.28%	(2.58)%	7.62%	5.05%	(.35)%
Ratios to Average Net AssetsH
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	-%	-%	-%
Net investment income (loss)	.68%J	2.13%	1.69%	1.97%	1.90%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$12,230	$12,606	$12,208	$13,690	$14,178	$13,635
Portfolio turnover rateK	35%J	19%	39%	9%	18%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.166 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.088 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

 K Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	34.4
VIP Government Money Market Portfolio Investor Class 0.01%	14.8
VIP Overseas Portfolio Investor Class	10.3
VIP Emerging Markets Portfolio Investor Class	9.7
Fidelity Inflation-Protected Bond Index Fund	9.2
VIP Growth & Income Portfolio Investor Class	3.6
VIP Equity-Income Portfolio Investor Class	3.2
VIP Growth Portfolio Investor Class	3.1
VIP Contrafund Portfolio Investor Class	3.1
VIP Value Portfolio Investor Class	2.3
93.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.3%
International Equity Funds	20.0%
Bond Funds	47.9%
Short-Term Funds	14.8%

VIP Freedom Lifetime Income® II Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	24,426	$979,236
VIP Equity-Income Portfolio Investor Class (a)	51,622	1,020,570
VIP Growth & Income Portfolio Investor Class (a)	62,795	1,166,727
VIP Growth Portfolio Investor Class (a)	12,205	1,001,704
VIP Mid Cap Portfolio Investor Class (a)	9,938	283,941
VIP Value Portfolio Investor Class (a)	61,519	748,685
VIP Value Strategies Portfolio Investor Class (a)	36,860	366,753
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,585,480)		5,567,616

International Equity Funds - 20.0%
VIP Emerging Markets Portfolio Investor Class (a)	284,558	3,124,444
VIP Overseas Portfolio Investor Class (a)	150,876	3,298,143
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,673,080)		6,422,587

Bond Funds - 47.9%
Fidelity Inflation-Protected Bond Index Fund (a)	275,738	2,944,879
Fidelity Long-Term Treasury Bond Index Fund (a)	43,359	735,366
VIP High Income Portfolio Investor Class (a)	127,505	641,351
VIP Investment Grade Bond Portfolio Investor Class (a)	800,297	11,076,107
TOTAL BOND FUNDS
(Cost $14,014,514)		15,397,703

Short-Term Funds - 14.8%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $4,762,075)	4,762,075	4,762,075
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,035,149)		32,149,981
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$32,149,984

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,047,085	$219,062	$491,884	$5,009	$13,354	$157,262	$2,944,879
Fidelity Long-Term Treasury Bond Index Fund	848,417	99,908	369,456	8,484	61,018	95,479	735,366
VIP Contrafund Portfolio Investor Class	1,006,412	232,833	335,706	5,945	24,415	51,282	979,236
VIP Emerging Markets Portfolio Investor Class	2,712,555	1,047,413	301,190	240,939	(17,832)	(316,502)	3,124,444
VIP Equity-Income Portfolio Investor Class	1,063,521	362,432	234,252	48,745	(17,279)	(153,852)	1,020,570
VIP Government Money Market Portfolio Investor Class 0.01%	5,131,760	1,258,585	1,628,270	16,012	--	--	4,762,075
VIP Growth & Income Portfolio Investor Class	1,212,011	411,037	266,383	62,294	5,052	(194,990)	1,166,727
VIP Growth Portfolio Investor Class	1,028,754	294,484	356,767	90,346	61,847	(26,614)	1,001,704
VIP High Income Portfolio Investor Class	673,079	94,842	80,701	5,106	(4,393)	(41,476)	641,351
VIP Investment Grade Bond Portfolio Investor Class	11,482,358	924,287	1,912,012	51,184	(8,743)	590,217	11,076,107
VIP Mid Cap Portfolio Investor Class	295,228	85,894	68,047	449	(7,880)	(21,254)	283,941
VIP Overseas Portfolio Investor Class	3,937,359	743,278	1,162,885	17,230	(30,339)	(189,270)	3,298,143
VIP Value Portfolio Investor Class	780,990	304,138	170,185	31,078	(9,738)	(156,520)	748,685
VIP Value Strategies Portfolio Investor Class	382,420	161,413	89,511	20,066	(10,119)	(77,450)	366,753
	33,601,949	6,239,606	7,467,249	602,887	59,363	(283,688)	32,149,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,567,616	$5,567,616	$--	$--
International Equity Funds	6,422,587	6,422,587	--	--
Bond Funds	15,397,703	15,397,703	--	--
Short-Term Funds	4,762,075	4,762,075	--	--
Total Investments in Securities:	$32,149,981	$32,149,981	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $29,035,149)	$32,149,981
Total Investment in Securities (cost $29,035,149)		$32,149,981
Cash		4
Receivable for investments sold		286,227
Total assets		32,436,212
Liabilities
Payable for investments purchased	$285,697
Payable for fund shares redeemed	531
Total liabilities		286,228
Net Assets		$32,149,984
Net Assets consist of:
Paid in capital		$28,440,906
Total accumulated earnings (loss)		3,709,078
Net Assets		$32,149,984
Net Asset Value, offering price and redemption price per share ($32,149,984 ÷ 2,547,819 shares)		$12.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$100,815
Expenses
Independent trustees' fees and expenses	$54
Total expenses		54
Net investment income (loss)		100,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	59,363
Capital gain distributions from underlying funds:
Affiliated issuers	502,072
Total net realized gain (loss)		561,435
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(283,688)
Total change in net unrealized appreciation (depreciation)		(283,688)
Net gain (loss)		277,747
Net increase (decrease) in net assets resulting from operations		$378,508

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,761	$678,626
Net realized gain (loss)	561,435	1,448,306
Change in net unrealized appreciation (depreciation)	(283,688)	2,864,828
Net increase (decrease) in net assets resulting from operations	378,508	4,991,760
Distributions to shareholders	(1,378,777)	(1,824,394)
Share transactions
Proceeds from sales of shares	–	437,250
Reinvestment of distributions	1,378,777	1,824,394
Cost of shares redeemed	(1,830,475)	(2,887,417)
Net increase (decrease) in net assets resulting from share transactions	(451,698)	(625,773)
Total increase (decrease) in net assets	(1,451,967)	2,541,593
Net Assets
Beginning of period	33,601,951	31,060,358
End of period	$32,149,984	$33,601,951
Other Information
Shares
Sold	–	34,739
Issued in reinvestment of distributions	108,651	148,009
Redeemed	(149,682)	(230,952)
Net increase (decrease)	(41,031)	(48,204)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income II Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$11.78	$12.70	$11.72	$11.47	$11.76
Income from Investment Operations
Net investment income (loss)A	.04	.26	.20	.21	.21	.24
Net realized and unrealized gain (loss)	.14	1.65	(.70)	1.22	.44	(.27)
Total from investment operations	.18	1.91	(.50)	1.43	.65	(.03)
Distributions from net investment income	–B	(.27)	(.20)	(.22)	(.20)	(.24)
Distributions from net realized gain	(.54)	(.44)	(.22)	(.23)	(.20)	(.03)
Total distributions	(.54)	(.71)	(.42)	(.45)	(.40)	(.26)C
Net asset value, end of period	$12.62	$12.98	$11.78	$12.70	$11.72	$11.47
Total ReturnD,E,F	1.36%	16.58%	(3.96)%	12.29%	5.90%	(.23)%
Ratios to Average Net AssetsG
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	- %H	-%	-%	-%
Expenses net of all reductions	- %H,I	- %H	- %H	-%	-%	-%
Net investment income (loss)	.63%I	2.07%	1.57%	1.71%	1.84%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$32,150	$33,602	$31,060	$34,818	$33,897	$30,348
Portfolio turnover rateJ	39%I	24%	34%	12%	16%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.238 and distributions from net realized gain of $.026 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	27.4
VIP Overseas Portfolio Investor Class	15.0
VIP Emerging Markets Portfolio Investor Class	11.7
VIP Government Money Market Portfolio Investor Class 0.01%	7.2
Fidelity Inflation-Protected Bond Index Fund	6.8
VIP Growth & Income Portfolio Investor Class	5.8
VIP Equity-Income Portfolio Investor Class	5.1
VIP Growth Portfolio Investor Class	5.0
VIP Contrafund Portfolio Investor Class	4.8
VIP Value Portfolio Investor Class	3.7
92.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.6%
International Equity Funds	26.7%
Bond Funds	38.5%
Short-Term Funds	7.2%

VIP Freedom Lifetime Income® III Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	38,609	$1,547,829
VIP Equity-Income Portfolio Investor Class (a)	81,604	1,613,316
VIP Growth & Income Portfolio Investor Class (a)	99,265	1,844,344
VIP Growth Portfolio Investor Class (a)	19,293	1,583,345
VIP Mid Cap Portfolio Investor Class (a)	15,710	448,821
VIP Value Portfolio Investor Class (a)	97,249	1,183,518
VIP Value Strategies Portfolio Investor Class (a)	58,266	579,751
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,386,500)		8,800,924

International Equity Funds - 26.7%
VIP Emerging Markets Portfolio Investor Class (a)	339,165	3,724,034
VIP Overseas Portfolio Investor Class (a)	219,881	4,806,591
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,609,955)		8,530,625

Bond Funds - 38.5%
Fidelity Inflation-Protected Bond Index Fund (a)	202,593	2,163,693
Fidelity Long-Term Treasury Bond Index Fund (a)	42,991	729,127
VIP High Income Portfolio Investor Class (a)	126,423	635,907
VIP Investment Grade Bond Portfolio Investor Class (a)	632,690	8,756,433
TOTAL BOND FUNDS
(Cost $11,223,131)		12,285,160

Short-Term Funds - 7.2%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,305,184)	2,305,184	2,305,184
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,524,770)		31,921,893
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$31,921,892

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,228,202	$233,125	$422,189	$3,631	$12,730	$111,825	$2,163,693
Fidelity Long-Term Treasury Bond Index Fund	834,019	123,667	381,203	8,271	61,331	91,313	729,127
VIP Contrafund Portfolio Investor Class	1,567,164	234,087	373,221	9,242	25,580	94,219	1,547,829
VIP Emerging Markets Portfolio Investor Class	3,273,632	1,062,479	205,568	291,473	(9,275)	(397,234)	3,724,034
VIP Equity-Income Portfolio Investor Class	1,655,996	453,516	226,292	75,783	(11,378)	(258,526)	1,613,316
VIP Government Money Market Portfolio Investor Class 0.01%	2,556,913	1,102,081	1,353,810	8,258	--	--	2,305,184
VIP Growth & Income Portfolio Investor Class	1,887,240	539,963	285,556	96,849	(13,385)	(283,918)	1,844,344
VIP Growth Portfolio Investor Class	1,601,966	317,772	394,198	140,461	22,083	35,722	1,583,345
VIP High Income Portfolio Investor Class	661,611	88,788	69,595	5,041	(3,173)	(41,724)	635,907
VIP Investment Grade Bond Portfolio Investor Class	9,010,961	1,085,457	1,790,876	40,073	(12,232)	463,123	8,756,433
VIP Mid Cap Portfolio Investor Class	459,688	119,635	83,646	698	(9,253)	(37,603)	448,821
VIP Overseas Portfolio Investor Class	5,468,656	844,134	1,218,287	23,999	(30,750)	(257,162)	4,806,591
VIP Value Portfolio Investor Class	1,216,058	458,058	228,730	48,316	(16,579)	(245,289)	1,183,518
VIP Value Strategies Portfolio Investor Class	595,444	246,491	124,020	31,196	(21,186)	(116,978)	579,751
	33,017,550	6,909,253	7,157,191	783,291	(5,487)	(842,232)	31,921,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$8,800,924	$8,800,924	$--	$--
International Equity Funds	8,530,625	8,530,625	--	--
Bond Funds	12,285,160	12,285,160	--	--
Short-Term Funds	2,305,184	2,305,184	--	--
Total Investments in Securities:	$31,921,893	$31,921,893	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $28,524,770)	$31,921,893
Total Investment in Securities (cost $28,524,770)		$31,921,893
Cash		2
Receivable for investments sold		371,929
Total assets		32,293,824
Liabilities
Payable for investments purchased	$371,405
Payable for fund shares redeemed	527
Total liabilities		371,932
Net Assets		$31,921,892
Net Assets consist of:
Paid in capital		$27,824,241
Total accumulated earnings (loss)		4,097,651
Net Assets		$31,921,892
Net Asset Value, offering price and redemption price per share ($31,921,892 ÷ 2,463,722 shares)		$12.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$89,516
Expenses
Independent trustees' fees and expenses	$53
Total expenses		53
Net investment income (loss)		89,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,487)
Capital gain distributions from underlying funds:
Affiliated issuers	693,775
Total net realized gain (loss)		688,288
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Other affiliated issuers	(842,232)
Total change in net unrealized appreciation (depreciation)		(842,232)
Net gain (loss)		(153,944)
Net increase (decrease) in net assets resulting from operations		$(64,481)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,463	$630,817
Net realized gain (loss)	688,288	1,445,798
Change in net unrealized appreciation (depreciation)	(842,232)	3,662,950
Net increase (decrease) in net assets resulting from operations	(64,481)	5,739,565
Distributions to shareholders	(1,393,197)	(1,745,003)
Share transactions
Proceeds from sales of shares	119,414	1,066,578
Reinvestment of distributions	1,393,197	1,745,003
Cost of shares redeemed	(1,150,590)	(2,257,230)
Net increase (decrease) in net assets resulting from share transactions	362,021	554,351
Total increase (decrease) in net assets	(1,095,657)	4,548,913
Net Assets
Beginning of period	33,017,549	28,468,636
End of period	$31,921,892	$33,017,549
Other Information
Shares
Sold	10,429	82,707
Issued in reinvestment of distributions	105,068	137,425
Redeemed	(91,382)	(175,466)
Net increase (decrease)	24,115	44,666

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income III Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$11.89	$13.07	$11.79	$11.59	$11.91
Income from Investment Operations
Net investment income (loss)A	.04	.26	.19	.22	.23	.27
Net realized and unrealized gain (loss)	(.03)	2.11	(.92)	1.62	.51	(.30)
Total from investment operations	.01	2.37	(.73)	1.84	.74	(.03)
Distributions from net investment income	–B	(.27)	(.19)	(.23)	(.21)	(.24)
Distributions from net realized gain	(.57)	(.47)	(.26)	(.33)	(.33)	(.05)
Total distributions	(.58)C	(.73)D	(.45)	(.56)	(.54)	(.29)
Net asset value, end of period	$12.96	$13.53	$11.89	$13.07	$11.79	$11.59
Total ReturnE,F,G	(.05)%	20.44%	(5.68)%	15.85%	6.83%	(.27)%
Ratios to Average Net AssetsH
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	-%	-%	-%
Net investment income (loss)	.57%J	2.02%	1.45%	1.74%	1.95%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$31,922	$33,018	$28,469	$32,383	$28,081	$21,180
Portfolio turnover rateK	44%J	26%	35%	15%	15%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.573 per share.

 D Total distributions of $.73 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.466 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

 K Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I Portfolio	$11,314,774	$956,613	$(41,720)	$914,893
VIP Freedom Lifetime Income II Portfolio	29,145,304	3,273,373	(268,696)	3,004,677
VIP Freedom Lifetime Income III Portfolio	28,670,876	3,687,595	(436,578)	3,251,017

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	2,155,122	2,726,499
VIP Freedom Lifetime Income II Portfolio	6,239,606	7,467,249
VIP Freedom Lifetime Income III Portfolio	6,909,253	7,157,191

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
VIP Freedom Lifetime Income I Portfolio	- %-C
Actual		$1,000.00	$1,028.20	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
VIP Freedom Lifetime Income II Portfolio	- %-C
Actual		$1,000.00	$1,013.60	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
VIP Freedom Lifetime Income III Portfolio	- %-C
Actual		$1,000.00	$999.50	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.01.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPFLI-SANN-0820
1.816202.114

Fidelity® Variable Insurance Products:
Investor Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Investor Freedom Income® Portfolio

Investor Freedom® 2005 Portfolio

Investor Freedom® 2010 Portfolio

Investor Freedom® 2015 Portfolio

Investor Freedom® 2020 Portfolio

Investor Freedom® 2025 Portfolio

Investor Freedom® 2030 Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
VIP Investor Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Investor Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	40.9
VIP Government Money Market Portfolio Investor Class 0.01%	22.7
Fidelity Inflation-Protected Bond Index Fund	11.9
VIP Emerging Markets Portfolio Investor Class	7.8
VIP Overseas Portfolio Investor Class	5.4
Fidelity Long-Term Treasury Bond Index Fund	2.3
VIP High Income Portfolio Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	1.5
VIP Equity-Income Portfolio Investor Class	1.3
VIP Growth Portfolio Investor Class	1.3
97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.0%
International Equity Funds	13.2%
Bond Funds	57.1%
Short-Term Funds	22.7%

VIP Investor Freedom Income Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	28,198	$1,130,458
VIP Equity-Income Portfolio Investor Class (a)	59,587	1,178,032
VIP Growth & Income Portfolio Investor Class (a)	72,486	1,346,785
VIP Growth Portfolio Investor Class (a)	14,090	1,156,403
VIP Mid Cap Portfolio Investor Class (a)	11,472	327,758
VIP Value Portfolio Investor Class (a)	71,010	864,194
VIP Value Strategies Portfolio Investor Class (a)	42,549	423,359
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,213,080)		6,426,989

International Equity Funds - 13.2%
VIP Emerging Markets Portfolio Investor Class (a)	650,912	7,147,015
VIP Overseas Portfolio Investor Class (a)	227,640	4,976,211
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,058,504)		12,123,226

Bond Funds - 57.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,032,248	11,024,414
Fidelity Long-Term Treasury Bond Index Fund (a)	124,301	2,108,153
VIP High Income Portfolio Investor Class (a)	365,555	1,838,744
VIP Investment Grade Bond Portfolio Investor Class (a)	2,720,251	37,648,270
TOTAL BOND FUNDS
(Cost $48,307,934)		52,619,581

Short-Term Funds - 22.7%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $20,869,929)	20,869,929	20,869,929
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $84,449,447)		92,039,725
NET OTHER ASSETS (LIABILITIES) - 0.0%		9
NET ASSETS - 100%		$92,039,734

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$10,293,352	$2,303,063	$2,140,883	$17,519	$3,092	$565,790	$11,024,414
Fidelity Long-Term Treasury Bond Index Fund	2,163,699	570,338	1,026,075	22,562	134,668	265,523	2,108,153
VIP Contrafund Portfolio Investor Class	955,610	807,950	706,864	5,823	98,481	(24,719)	1,130,458
VIP Emerging Markets Portfolio Investor Class	5,214,146	3,813,718	1,246,766	467,270	(78,848)	(555,235)	7,147,015
VIP Equity-Income Portfolio Investor Class	1,009,892	955,015	626,640	47,751	(30,545)	(129,690)	1,178,032
VIP Government Money Market Portfolio Investor Class 0.01%	20,195,721	7,534,423	6,860,215	62,932	--	--	20,869,929
VIP Growth & Income Portfolio Investor Class	1,150,863	1,084,509	708,577	61,021	77,010	(257,020)	1,346,785
VIP Growth Portfolio Investor Class	976,830	878,230	734,478	88,494	231,735	(195,914)	1,156,403
VIP High Income Portfolio Investor Class	1,716,677	653,899	408,052	13,074	(28,058)	(95,722)	1,838,744
VIP Investment Grade Bond Portfolio Investor Class	35,095,954	7,798,242	6,995,287	157,722	(132,040)	1,881,401	37,648,270
VIP Mid Cap Portfolio Investor Class	280,352	223,541	152,077	440	(6,284)	(17,774)	327,758
VIP Overseas Portfolio Investor Class	5,578,241	2,382,604	2,617,128	24,695	(146,488)	(221,018)	4,976,211
VIP Value Portfolio Investor Class	741,603	680,277	408,189	30,446	(18,112)	(131,385)	864,194
VIP Value Strategies Portfolio Investor Class	363,138	320,511	180,735	19,658	(11,621)	(67,934)	423,359
Total	$85,736,078	$30,006,320	$24,811,966	$1,019,407	$92,990	$1,016,303	$92,039,725

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$6,426,989	$6,426,989	$--	$--
International Equity Funds	12,123,226	12,123,226	--	--
Bond Funds	52,619,581	52,619,581	--	--
Short-Term Funds	20,869,929	20,869,929	--	--
Total Investments in Securities:	$92,039,725	$92,039,725	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $84,449,447)	$92,039,725
Total Investment in Securities (cost $84,449,447)		$92,039,725
Cash		6
Receivable for investments sold		608,583
Receivable for fund shares sold		105,975
Total assets		92,754,289
Liabilities
Payable for investments purchased	$714,555
Total liabilities		714,555
Net Assets		$92,039,734
Net Assets consist of:
Paid in capital		$83,528,518
Total accumulated earnings (loss)		8,511,216
Net Assets		$92,039,734
Net Asset Value, offering price and redemption price per share ($92,039,734 ÷ 7,682,891 shares)		$11.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$286,198
Expenses
Independent trustees' fees and expenses	$142
Total expenses		142
Net investment income (loss)		286,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	92,990
Capital gain distributions from underlying funds:
Affiliated issuers	733,209
Total net realized gain (loss)		826,199
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,016,303
Total change in net unrealized appreciation (depreciation)		1,016,303
Net gain (loss)		1,842,502
Net increase (decrease) in net assets resulting from operations		$2,128,558

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$286,056	$1,751,802
Net realized gain (loss)	826,199	1,993,456
Change in net unrealized appreciation (depreciation)	1,016,303	5,172,459
Net increase (decrease) in net assets resulting from operations	2,128,558	8,917,717
Distributions to shareholders	(1,873,830)	(3,443,933)
Share transactions
Proceeds from sales of shares	16,202,292	11,414,447
Reinvestment of distributions	1,873,830	3,443,933
Cost of shares redeemed	(12,027,205)	(9,344,200)
Net increase (decrease) in net assets resulting from share transactions	6,048,917	5,514,180
Total increase (decrease) in net assets	6,303,645	10,987,964
Net Assets
Beginning of period	85,736,089	74,748,125
End of period	$92,039,734	$85,736,089
Other Information
Shares
Sold	1,383,934	975,757
Issued in reinvestment of distributions	158,263	298,317
Redeemed	(1,060,148)	(805,933)
Net increase (decrease)	482,049	468,141

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom Income Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.10	$11.67	$11.03	$10.86	$11.11
Income from Investment Operations
Net investment income (loss)A	.04	.26	.21	.18	.16	.19
Net realized and unrealized gain (loss)	.29	1.05	(.45)	.75	.31	(.23)
Total from investment operations	.33	1.31	(.24)	.93	.47	(.04)
Distributions from net investment income	–B	(.25)	(.20)	(.18)	(.16)	(.19)
Distributions from net realized gain	(.26)	(.25)	(.13)	(.11)	(.14)	(.01)
Total distributions	(.26)	(.50)	(.33)	(.29)	(.30)	(.21)C
Net asset value, end of period	$11.98	$11.91	$11.10	$11.67	$11.03	$10.86
Total ReturnD,E,F	2.81%	12.02%	(2.03)%	8.45%	4.43%	(.37)%
Ratios to Average Net AssetsG,H
Expenses before reductionsB	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %B,I	- %B	- %B	-%	-%	-%
Expenses net of all reductions	- %B,I	- %B	- %B	-%	-%	-%
Net investment income (loss)	.67%I	2.19%	1.79%	1.59%	1.47%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$92,040	$85,736	$74,748	$75,445	$67,090	$64,031
Portfolio turnover rateH	58%I	25%	42%	25%	25%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	38.9
VIP Government Money Market Portfolio Investor Class 0.01%	20.0
Fidelity Inflation-Protected Bond Index Fund	11.0
VIP Emerging Markets Portfolio Investor Class	8.4
VIP Overseas Portfolio Investor Class	7.0
Fidelity Long-Term Treasury Bond Index Fund	2.3
VIP Growth & Income Portfolio Investor Class	2.2
VIP High Income Portfolio Investor Class	2.0
VIP Equity-Income Portfolio Investor Class	1.9
VIP Growth Portfolio Investor Class	1.9
95.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.4%
International Equity Funds	15.4%
Bond Funds	54.2%
Short-Term Funds	20.0%

VIP Investor Freedom 2005 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	14,894	$597,082
VIP Equity-Income Portfolio Investor Class (a)	31,472	622,198
VIP Growth & Income Portfolio Investor Class (a)	38,285	711,328
VIP Growth Portfolio Investor Class (a)	7,442	610,786
VIP Mid Cap Portfolio Investor Class (a)	6,059	173,113
VIP Value Portfolio Investor Class (a)	37,505	456,440
VIP Value Strategies Portfolio Investor Class (a)	22,472	223,601
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,777,689)		3,394,548

International Equity Funds - 15.4%
VIP Emerging Markets Portfolio Investor Class (a)	250,140	2,746,533
VIP Overseas Portfolio Investor Class (a)	104,716	2,289,102
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,251,706)		5,035,635

Bond Funds - 54.2%
Fidelity Inflation-Protected Bond Index Fund (a)	336,057	3,589,084
Fidelity Long-Term Treasury Bond Index Fund (a)	44,068	747,394
VIP High Income Portfolio Investor Class (a)	129,592	651,847
VIP Investment Grade Bond Portfolio Investor Class (a)	917,720	12,701,243
TOTAL BOND FUNDS
(Cost $16,153,658)		17,689,568

Short-Term Funds - 20.0%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $6,525,050)	6,525,050	6,525,050
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,708,103)		32,644,801
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$32,644,801

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,620,339	$631,302	$861,792	$6,149	$2,796	$196,439	$3,589,084
Fidelity Long-Term Treasury Bond Index Fund	840,932	182,289	435,137	8,695	58,305	101,005	747,394
VIP Contrafund Portfolio Investor Class	598,859	310,754	352,694	3,666	20,901	19,262	597,082
VIP Emerging Markets Portfolio Investor Class	2,269,303	1,359,393	575,465	207,639	((50,996))	(255,702)	2,746,533
VIP Equity-Income Portfolio Investor Class	632,866	388,471	291,872	30,064	((24,294))	(82,973)	622,198
VIP Government Money Market Portfolio Investor Class 0.01%	6,813,331	2,267,622	2,555,903	21,667	--	--	6,525,050
VIP Growth & Income Portfolio Investor Class	721,220	435,188	323,561	38,420	14,406	(135,925)	711,328
VIP Growth Portfolio Investor Class	612,148	354,316	369,730	55,719	71,568	(57,516)	610,786
VIP High Income Portfolio Investor Class	667,160	185,034	149,955	5,211	(10,067)	(40,325)	651,847
VIP Investment Grade Bond Portfolio Investor Class	12,873,547	2,268,861	3,084,978	59,279	(28,862)	672,675	12,701,243
VIP Mid Cap Portfolio Investor Class	175,686	91,522	75,430	277	(6,174)	(12,491)	173,113
VIP Overseas Portfolio Investor Class	2,797,249	957,986	1,263,974	12,636	(59,843)	(142,316)	2,289,102
VIP Value Portfolio Investor Class	464,741	284,645	189,158	19,168	(12,580)	(91,208)	456,440
VIP Value Strategies Portfolio Investor Class	227,569	141,228	90,960	12,376	(7,633)	(46,603)	223,601
Total	$33,314,950	$9,858,611	$10,620,609	$480,966	$(32,473)	$124,322	$32,644,801

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,394,548	$3,394,548	$--	$--
International Equity Funds	5,035,635	5,035,635	--	--
Bond Funds	17,689,568	17,689,568	--	--
Short-Term Funds	6,525,050	6,525,050	--	--
Total Investments in Securities:	$32,644,801	$32,644,801	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $29,708,103)	$32,644,801
Total Investment in Securities (cost $29,708,103)		$32,644,801
Receivable for investments sold		260,873
Total assets		32,905,674
Liabilities
Payable for investments purchased	$260,693
Payable for fund shares redeemed	180
Total liabilities		260,873
Net Assets		$32,644,801
Net Assets consist of:
Paid in capital		$29,327,178
Total accumulated earnings (loss)		3,317,623
Net Assets		$32,644,801
Net Asset Value, offering price and redemption price per share ($32,644,801 ÷ 2,693,478 shares)		$12.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$109,654
Expenses
Independent trustees' fees and expenses	$55
Total expenses		55
Net investment income (loss)		109,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(32,473)
Capital gain distributions from underlying funds:
Affiliated issuers	371,312
Total net realized gain (loss)		338,839
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	124,322
Total change in net unrealized appreciation (depreciation)		124,322
Net gain (loss)		463,161
Net increase (decrease) in net assets resulting from operations		$572,760

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,599	$675,788
Net realized gain (loss)	338,839	1,057,330
Change in net unrealized appreciation (depreciation)	124,322	2,318,952
Net increase (decrease) in net assets resulting from operations	572,760	4,052,070
Distributions to shareholders	(978,160)	(1,297,971)
Share transactions
Proceeds from sales of shares	4,121,009	6,571,294
Reinvestment of distributions	978,160	1,297,971
Cost of shares redeemed	(5,363,918)	(5,911,366)
Net increase (decrease) in net assets resulting from share transactions	(264,749)	1,957,899
Total increase (decrease) in net assets	(670,149)	4,711,998
Net Assets
Beginning of period	33,314,950	28,602,952
End of period	$32,644,801	$33,314,950
Other Information
Shares
Sold	344,771	558,684
Issued in reinvestment of distributions	81,175	110,098
Redeemed	(463,558)	(498,567)
Net increase (decrease)	(37,612)	170,215

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2005 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.17	$11.85	$10.97	$10.79	$11.05
Income from Investment Operations
Net investment income (loss)A	.04	.25	.20	.20	.17	.19
Net realized and unrealized gain (loss)	.24	1.28	(.56)	1.00	.35	(.22)
Total from investment operations	.28	1.53	(.36)	1.20	.52	(.03)
Distributions from net investment income	–B	(.26)	(.20)	(.17)	(.16)	(.20)
Distributions from net realized gain	(.35)	(.24)	(.13)	(.14)	(.17)	(.03)
Total distributions	(.36)C	(.50)	(.32)D	(.32)E	(.34)F	(.23)
Net asset value, end of period	$12.12	$12.20	$11.17	$11.85	$10.97	$10.79
Total ReturnG,H,I	2.28%	13.89%	(3.04)%	10.97%	4.94%	(.31)%
Ratios to Average Net AssetsJ,K
Expenses before reductionsL	- %M	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %L,M	- %L	- %L	-%	-%	-%
Expenses net of all reductions	- %L,M	- %L	- %L	-%	-%	-%
Net investment income (loss)	.67%M	2.12%	1.70%	1.74%	1.52%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$32,645	$33,315	$28,603	$28,889	$20,771	$20,408
Portfolio turnover rateK	60%M	35%	42%	28%	35%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.352 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.125 per share.

 E Total distributions of $.32 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.144 per share.

 F Total distributions of $.34 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.173 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 K Amounts do not include the activity of Underlying Funds.

 L Amount represents less than .005%.

 M Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	35.4
VIP Government Money Market Portfolio Investor Class 0.01%	15.9
VIP Overseas Portfolio Investor Class	9.6
Fidelity Inflation-Protected Bond Index Fund	9.4
VIP Emerging Markets Portfolio Investor Class	9.5
VIP Growth & Income Portfolio Investor Class	3.3
VIP Equity-Income Portfolio Investor Class	2.9
VIP Growth Portfolio Investor Class	2.9
VIP Contrafund Portfolio Investor Class	2.8
Fidelity Long-Term Treasury Bond Index Fund	2.3
94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.9%
International Equity Funds	19.1%
Bond Funds	49.1%
Short-Term Funds	15.9%

VIP Investor Freedom 2010 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	45,777	$1,835,217
VIP Equity-Income Portfolio Investor Class (a)	96,745	1,912,646
VIP Growth & Income Portfolio Investor Class (a)	117,685	2,186,585
VIP Growth Portfolio Investor Class (a)	22,875	1,877,316
VIP Mid Cap Portfolio Investor Class (a)	18,625	532,105
VIP Value Portfolio Investor Class (a)	115,293	1,403,113
VIP Value Strategies Portfolio Investor Class (a)	69,079	687,333
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,567,160)		10,434,315

International Equity Funds - 19.1%
VIP Emerging Markets Portfolio Investor Class (a)	563,729	6,189,743
VIP Overseas Portfolio Investor Class (a)	287,707	6,289,271
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,563,630)		12,479,014

Bond Funds - 49.1%
Fidelity Inflation-Protected Bond Index Fund (a)	580,231	6,196,871
Fidelity Long-Term Treasury Bond Index Fund (a)	88,261	1,496,911
VIP High Income Portfolio Investor Class (a)	259,553	1,305,550
VIP Investment Grade Bond Portfolio Investor Class (a)	1,672,506	23,147,476
TOTAL BOND FUNDS
(Cost $29,334,820)		32,146,808

Short-Term Funds - 15.9%
Fidelity Cash Central Fund 0.12% (b)	6	6
VIP Government Money Market Portfolio Investor Class 0.01% (a)(c)	10,372,686	10,372,686
TOTAL SHORT-TERM FUNDS
(Cost $10,372,692)		10,372,692
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $58,838,302)		65,432,829
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$65,432,832

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,257,222	$884,031	$1,295,258	$10,421	$13,072	$337,804	$6,196,871
Fidelity Long-Term Treasury Bond Index Fund	1,682,695	311,542	809,934	17,055	116,194	196,414	1,496,911
VIP Contrafund Portfolio Investor Class	1,837,015	598,756	737,849	10,968	51,946	85,349	1,835,217
VIP Emerging Markets Portfolio Investor Class	5,207,343	2,503,542	872,000	467,409	(53,732)	(595,410)	6,189,743
VIP Equity-Income Portfolio Investor Class	1,941,327	829,381	540,684	89,936	(63,402)	(253,976)	1,912,646
VIP Government Money Market Portfolio Investor Class 0.01%	10,873,753	3,421,047	3,922,114	34,167	--	--	10,372,686
VIP Growth & Income Portfolio Investor Class	2,212,360	933,725	606,714	114,934	13,608	(366,394)	2,186,585
VIP Growth Portfolio Investor Class	1,877,797	715,990	779,799	166,688	128,371	(65,043)	1,877,316
VIP High Income Portfolio Investor Class	1,335,027	288,653	224,813	10,225	(15,380)	(77,937)	1,305,550
VIP Investment Grade Bond Portfolio Investor Class	23,394,480	3,455,889	4,892,594	105,340	(32,960)	1,222,661	23,147,476
VIP Mid Cap Portfolio Investor Class	538,899	201,239	154,334	828	(14,507)	(39,192)	532,105
VIP Overseas Portfolio Investor Class	7,369,450	1,962,166	2,608,283	32,586	(104,964)	(329,098)	6,289,271
VIP Value Portfolio Investor Class	1,425,596	672,808	388,502	57,339	(16,541)	(290,248)	1,403,113
VIP Value Strategies Portfolio Investor Class	698,082	348,201	197,319	37,022	(19,160)	(142,471)	687,333
	66,651,046	17,126,970	18,030,197	1,154,918	2,545	(317,541)	65,432,823

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$10,434,315	$10,434,315	$--	$--
International Equity Funds	12,479,014	12,479,014	--	--
Bond Funds	32,146,808	32,146,808	--	--
Short-Term Funds	10,372,692	10,372,692	--	--
Total Investments in Securities:	$65,432,829	$65,432,829	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $6)	$6
Other affiliated issuers (cost $58,838,296)	65,432,823
Total Investment in Securities (cost $58,838,302)		$65,432,829
Cash		4
Receivable for investments sold		525,458
Total assets		65,958,291
Liabilities
Payable for investments purchased	$525,031
Payable for fund shares redeemed	428
Total liabilities		525,459
Net Assets		$65,432,832
Net Assets consist of:
Paid in capital		$57,860,199
Total accumulated earnings (loss)		7,572,633
Net Assets		$65,432,832
Net Asset Value, offering price and redemption price per share ($65,432,832 ÷ 5,197,417 shares)		$12.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$204,672
Expenses
Independent trustees' fees and expenses	$109
Total expenses		109
Net investment income (loss)		204,563
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,545
Capital gain distributions from underlying funds:
Affiliated issuers	950,246
Total net realized gain (loss)		952,791
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(317,541)
Total change in net unrealized appreciation (depreciation)		(317,541)
Net gain (loss)		635,250
Net increase (decrease) in net assets resulting from operations		$839,813

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$204,563	$1,317,300
Net realized gain (loss)	952,791	2,460,577
Change in net unrealized appreciation (depreciation)	(317,541)	5,235,908
Net increase (decrease) in net assets resulting from operations	839,813	9,013,785
Distributions to shareholders	(2,310,432)	(3,875,085)
Share transactions
Proceeds from sales of shares	5,192,686	9,205,670
Reinvestment of distributions	2,310,432	3,875,085
Cost of shares redeemed	(7,250,722)	(8,020,741)
Net increase (decrease) in net assets resulting from share transactions	252,396	5,060,014
Total increase (decrease) in net assets	(1,218,223)	10,198,714
Net Assets
Beginning of period	66,651,055	56,452,341
End of period	$65,432,832	$66,651,055
Other Information
Shares
Sold	423,207	737,286
Issued in reinvestment of distributions	182,932	317,972
Redeemed	(600,687)	(651,567)
Net increase (decrease)	5,452	403,691

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2010 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.84	$11.79	$12.78	$11.68	$11.49	$11.77
Income from Investment Operations
Net investment income (loss)A	.04	.27	.20	.19	.17	.21
Net realized and unrealized gain (loss)	.16	1.57	(.71)	1.32	.42	(.25)
Total from investment operations	.20	1.84	(.51)	1.51	.59	(.04)
Distributions from net investment income	–B	(.26)	(.21)	(.19)	(.18)	(.21)
Distributions from net realized gain	(.44)	(.53)	(.27)	(.22)	(.22)	(.03)
Total distributions	(.45)C	(.79)	(.48)	(.41)	(.40)	(.24)
Net asset value, end of period	$12.59	$12.84	$11.79	$12.78	$11.68	$11.49
Total ReturnD,E,F	1.52%	16.10%	(4.06)%	13.05%	5.33%	(.34)%
Ratios to Average Net AssetsG,H
Expenses before reductionsB	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %B,I	- %B	- %B	-%	-%	-%
Expenses net of all reductions	- %B,I	- %B	- %B	-%	-%	-%
Net investment income (loss)	.63%I	2.15%	1.57%	1.55%	1.47%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$65,433	$66,651	$56,452	$66,993	$59,504	$59,469
Portfolio turnover rateH	53%I	31%	35%	25%	24%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.443 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	31.6
VIP Overseas Portfolio Investor Class	12.2
VIP Government Money Market Portfolio Investor Class 0.01%	11.7
VIP Emerging Markets Portfolio Investor Class	10.5
Fidelity Inflation-Protected Bond Index Fund	8.2
VIP Growth & Income Portfolio Investor Class	4.5
VIP Equity-Income Portfolio Investor Class	3.9
VIP Growth Portfolio Investor Class	3.9
VIP Contrafund Portfolio Investor Class	3.8
VIP Value Portfolio Investor Class	2.9
93.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.5%
International Equity Funds	22.7%
Bond Funds	44.1%
Short-Term Funds	11.7%

VIP Investor Freedom 2015 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	95,871	$3,843,455
VIP Equity-Income Portfolio Investor Class (a)	202,619	4,005,768
VIP Growth & Income Portfolio Investor Class (a)	246,473	4,579,468
VIP Growth Portfolio Investor Class (a)	47,906	3,931,627
VIP Mid Cap Portfolio Investor Class (a)	39,006	1,114,409
VIP Value Portfolio Investor Class (a)	241,465	2,938,632
VIP Value Strategies Portfolio Investor Class (a)	144,677	1,439,534
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,461,911)		21,852,893

International Equity Funds - 22.7%
VIP Emerging Markets Portfolio Investor Class (a)	973,878	10,693,185
VIP Overseas Portfolio Investor Class (a)	567,492	12,405,374
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,994,060)		23,098,559

Bond Funds - 44.1%
Fidelity Inflation-Protected Bond Index Fund (a)	782,603	8,358,202
Fidelity Long-Term Treasury Bond Index Fund (a)	137,084	2,324,941
VIP High Income Portfolio Investor Class (a)	403,121	2,027,697
VIP Investment Grade Bond Portfolio Investor Class (a)	2,322,914	32,149,128
TOTAL BOND FUNDS
(Cost $40,848,331)		44,859,968

Short-Term Funds - 11.7%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $11,892,551)	11,892,551	11,892,551
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $89,196,853)		101,703,971
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$101,703,978

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$8,721,790	$1,149,192	$1,989,788	$14,184	$44,581	$432,427	$8,358,202
Fidelity Long-Term Treasury Bond Index Fund	2,709,637	464,425	1,345,620	26,793	209,053	287,446	2,324,941
VIP Contrafund Portfolio Investor Class	3,988,373	898,164	1,331,113	23,634	111,423	176,608	3,843,455
VIP Emerging Markets Portfolio Investor Class	9,478,046	3,812,289	1,398,326	845,753	(59,803)	(1,139,021)	10,693,185
VIP Equity-Income Portfolio Investor Class	4,214,596	1,452,564	969,751	193,789	(69,143)	(622,498)	4,005,768
VIP Government Money Market Portfolio Investor Class 0.01%	13,031,660	4,520,443	5,659,552	40,972	--	--	11,892,551
VIP Growth & Income Portfolio Investor Class	4,803,075	1,691,362	1,146,090	247,657	(2,218)	(766,661)	4,579,468
VIP Growth Portfolio Investor Class	4,076,924	1,141,174	1,411,352	359,179	216,713	(91,832)	3,931,627
VIP High Income Portfolio Investor Class	2,149,607	392,377	365,517	16,408	(17,414)	(131,356)	2,027,697
VIP Investment Grade Bond Portfolio Investor Class	33,634,087	4,822,128	7,966,087	150,412	(60,241)	1,719,241	32,149,128
VIP Mid Cap Portfolio Investor Class	1,169,943	364,980	298,635	1,784	(31,651)	(90,228)	1,114,409
VIP Overseas Portfolio Investor Class	14,709,919	3,210,922	4,661,421	64,770	(131,018)	(723,028)	12,405,374
VIP Value Portfolio Investor Class	3,094,949	1,309,293	791,461	123,551	(38,412)	(635,737)	2,938,632
VIP Value Strategies Portfolio Investor Class	1,515,462	696,924	417,683	79,773	(35,456)	(319,713)	1,439,534
	107,298,068	25,926,237	29,752,396	2,188,659	136,414	(1,904,352)	101,703,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$21,852,893	$21,852,893	$--	$--
International Equity Funds	23,098,559	23,098,559	--	--
Bond Funds	44,859,968	44,859,968	--	--
Short-Term Funds	11,892,551	11,892,551	--	--
Total Investments in Securities:	$101,703,971	$101,703,971	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $89,196,853)	$101,703,971
Total Investment in Securities (cost $89,196,853)		$101,703,971
Cash		8
Receivable for investments sold		1,107,614
Total assets		102,811,593
Liabilities
Payable for investments purchased	$1,026,973
Payable for fund shares redeemed	80,642
Total liabilities		1,107,615
Net Assets		$101,703,978
Net Assets consist of:
Paid in capital		$87,121,116
Total accumulated earnings (loss)		14,582,862
Net Assets		$101,703,978
Net Asset Value, offering price and redemption price per share ($101,703,978 ÷ 8,234,231 shares)		$12.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$309,667
Expenses
Independent trustees' fees and expenses	$171
Total expenses		171
Net investment income (loss)		309,496
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	136,414
Capital gain distributions from underlying funds:
Affiliated issuers	1,878,992
Total net realized gain (loss)		2,015,406
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,904,352)
Total change in net unrealized appreciation (depreciation)		(1,904,352)
Net gain (loss)		111,054
Net increase (decrease) in net assets resulting from operations		$420,550

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$309,496	$2,107,485
Net realized gain (loss)	2,015,406	5,351,067
Change in net unrealized appreciation (depreciation)	(1,904,352)	9,647,971
Net increase (decrease) in net assets resulting from operations	420,550	17,106,523
Distributions to shareholders	(5,063,405)	(6,401,129)
Share transactions
Proceeds from sales of shares	5,256,962	6,726,362
Reinvestment of distributions	5,063,405	6,401,128
Cost of shares redeemed	(11,271,608)	(13,315,889)
Net increase (decrease) in net assets resulting from share transactions	(951,241)	(188,399)
Total increase (decrease) in net assets	(5,594,096)	10,516,995
Net Assets
Beginning of period	107,298,074	96,781,079
End of period	$101,703,978	$107,298,074
Other Information
Shares
Sold	445,512	542,979
Issued in reinvestment of distributions	404,749	528,556
Redeemed	(960,730)	(1,080,170)
Net increase (decrease)	(110,469)	(8,635)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2015 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$11.59	$12.72	$11.48	$11.34	$11.63
Income from Investment Operations
Net investment income (loss)A	.04	.25	.19	.19	.17	.21
Net realized and unrealized gain (loss)	.06	1.80	(.82)	1.51	.45	(.25)
Total from investment operations	.10	2.05	(.63)	1.70	.62	(.04)
Distributions from net investment income	–B	(.26)	(.19)	(.19)	(.18)	(.22)
Distributions from net realized gain	(.61)	(.52)	(.31)	(.27)	(.31)	(.04)
Total distributions	(.61)	(.78)	(.50)	(.46)	(.48)C	(.25)D
Net asset value, end of period	$12.35	$12.86	$11.59	$12.72	$11.48	$11.34
Total ReturnE,F,G	.72%	18.24%	(5.02)%	14.99%	5.82%	(.34)%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	- %J	- %J	-%	-%	-%
Expenses net of all reductions	- %J,K	- %J	- %J	-%	-%	-%
Net investment income (loss)	.61%K	2.05%	1.53%	1.52%	1.53%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$101,704	$107,298	$96,781	$110,704	$97,672	$95,761
Portfolio turnover rateI	51%K	30%	33%	23%	23%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.306 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.037 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	28.0
VIP Overseas Portfolio Investor Class	14.6
VIP Emerging Markets Portfolio Investor Class	11.5
VIP Government Money Market Portfolio Investor Class 0.01%	8.0
Fidelity Inflation-Protected Bond Index Fund	7.0
VIP Growth & Income Portfolio Investor Class	5.6
VIP Equity-Income Portfolio Investor Class	4.9
VIP Growth Portfolio Investor Class	4.8
VIP Contrafund Portfolio Investor Class	4.7
VIP Value Portfolio Investor Class	3.6
92.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.6%
International Equity Funds	26.1%
Bond Funds	39.3%
Short-Term Funds	8.0%

VIP Investor Freedom 2020 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	246,928	$9,899,355
VIP Equity-Income Portfolio Investor Class (a)	521,908	10,318,113
VIP Growth & Income Portfolio Investor Class (a)	634,859	11,795,680
VIP Growth Portfolio Investor Class (a)	123,389	10,126,501
VIP Mid Cap Portfolio Investor Class (a)	100,472	2,870,490
VIP Value Portfolio Investor Class (a)	621,964	7,569,298
VIP Value Strategies Portfolio Investor Class (a)	372,648	3,707,852
TOTAL DOMESTIC EQUITY FUNDS
(Cost $45,159,775)		56,287,289

International Equity Funds - 26.1%
VIP Emerging Markets Portfolio Investor Class (a)	2,212,319	24,291,264
VIP Overseas Portfolio Investor Class (a)	1,413,618	30,901,688
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,516,764)		55,192,952

Bond Funds - 39.3%
Fidelity Inflation-Protected Bond Index Fund (a)	1,380,852	14,747,503
Fidelity Long-Term Treasury Bond Index Fund (a)	285,068	4,834,755
VIP High Income Portfolio Investor Class (a)	838,296	4,216,627
VIP Investment Grade Bond Portfolio Investor Class (a)	4,289,748	59,370,112
TOTAL BOND FUNDS
(Cost $76,018,301)		83,168,997

Short-Term Funds - 8.0%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $16,993,171)	16,993,171	16,993,171
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $184,688,011)		211,642,409
NET OTHER ASSETS (LIABILITIES) - 0.0%		9
NET ASSETS - 100%		$211,642,418

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$15,933,740	$1,794,464	$3,833,376	$25,173	$101,786	$750,889	$14,747,503
Fidelity Long-Term Treasury Bond Index Fund	5,800,318	887,347	2,899,099	55,873	485,414	560,775	4,834,755
VIP Contrafund Portfolio Investor Class	10,507,003	1,712,813	3,033,958	61,459	214,081	499,416	9,899,355
VIP Emerging Markets Portfolio Investor Class	22,355,233	7,533,146	2,711,015	1,972,757	(134,257)	(2,751,843)	24,291,264
VIP Equity-Income Portfolio Investor Class	11,102,718	3,161,898	2,119,620	503,939	(131,486)	(1,695,397)	10,318,113
VIP Government Money Market Portfolio Investor Class 0.01%	19,648,866	7,889,141	10,544,836	62,135	--	--	16,993,171
VIP Growth & Income Portfolio Investor Class	12,653,062	3,753,817	2,580,120	644,019	(38,156)	(1,992,923)	11,795,680
VIP Growth Portfolio Investor Class	10,740,285	2,299,057	3,192,246	934,029	456,404	(176,999)	10,126,501
VIP High Income Portfolio Investor Class	4,601,437	667,965	731,326	34,754	(46,949)	(274,500)	4,216,627
VIP Investment Grade Bond Portfolio Investor Class	64,117,303	8,088,939	15,868,926	282,798	(146,501)	3,179,297	59,370,112
VIP Mid Cap Portfolio Investor Class	3,082,015	829,374	709,178	4,640	(73,153)	(258,568)	2,870,490
VIP Overseas Portfolio Investor Class	36,953,401	6,231,176	10,114,614	160,844	(311,868)	(1,856,407)	30,901,688
VIP Value Portfolio Investor Class	8,153,159	3,120,426	1,920,479	321,286	(109,693)	(1,674,115)	7,569,298
VIP Value Strategies Portfolio Investor Class	3,992,224	1,671,917	1,016,301	207,443	(127,540)	(812,448)	3,707,852
	229,640,764	49,641,480	61,275,094	5,271,149	138,082	(6,502,823)	211,642,409

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$56,287,289	$56,287,289	$--	$--
International Equity Funds	55,192,952	55,192,952	--	--
Bond Funds	83,168,997	83,168,997	--	--
Short-Term Funds	16,993,171	16,993,171	--	--
Total Investments in Securities:	$211,642,409	$211,642,409	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $184,688,011)	$211,642,409
Total Investment in Securities (cost $184,688,011)		$211,642,409
Cash		10
Receivable for investments sold		2,456,813
Receivable for fund shares sold		16,523
Total assets		214,115,755
Liabilities
Payable for investments purchased	$2,372,217
Payable for fund shares redeemed	101,120
Total liabilities		2,473,337
Net Assets		$211,642,418
Net Assets consist of:
Paid in capital		$179,987,821
Total accumulated earnings (loss)		31,654,597
Net Assets		$211,642,418
Net Asset Value, offering price and redemption price per share ($211,642,418 ÷ 16,682,640 shares)		$12.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$621,574
Expenses
Independent trustees' fees and expenses	$359
Total expenses		359
Net investment income (loss)		621,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	138,082
Capital gain distributions from underlying funds:
Affiliated issuers	4,649,575
Total net realized gain (loss)		4,787,657
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(6,502,823)
Total change in net unrealized appreciation (depreciation)		(6,502,823)
Net gain (loss)		(1,715,166)
Net increase (decrease) in net assets resulting from operations		$(1,093,951)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$621,215	$4,371,016
Net realized gain (loss)	4,787,657	11,156,014
Change in net unrealized appreciation (depreciation)	(6,502,823)	23,119,412
Net increase (decrease) in net assets resulting from operations	(1,093,951)	38,646,442
Distributions to shareholders	(10,595,059)	(12,340,794)
Share transactions
Proceeds from sales of shares	4,467,564	22,651,711
Reinvestment of distributions	10,595,059	12,340,794
Cost of shares redeemed	(21,371,964)	(28,184,313)
Net increase (decrease) in net assets resulting from share transactions	(6,309,341)	6,808,192
Total increase (decrease) in net assets	(17,998,351)	33,113,840
Net Assets
Beginning of period	229,640,769	196,526,929
End of period	$211,642,418	$229,640,769
Other Information
Shares
Sold	368,502	1,772,927
Issued in reinvestment of distributions	817,520	988,680
Redeemed	(1,776,627)	(2,240,516)
Net increase (decrease)	(590,605)	521,091

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2020 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.29	$11.73	$12.94	$11.51	$11.34	$11.63
Income from Investment Operations
Net investment income (loss)A	.04	.26	.18	.19	.17	.21
Net realized and unrealized gain (loss)	(.01)	2.04	(.94)	1.69	.47	(.25)
Total from investment operations	.03	2.30	(.76)	1.88	.64	(.04)
Distributions from net investment income	–B	(.26)	(.19)	(.18)	(.17)	(.21)
Distributions from net realized gain	(.62)	(.48)	(.26)	(.27)	(.30)	(.04)
Total distributions	(.63)C	(.74)	(.45)	(.45)	(.47)	(.25)
Net asset value, end of period	$12.69	$13.29	$11.73	$12.94	$11.51	$11.34
Total ReturnD,E,F	.09%	20.11%	(5.94)%	16.55%	6.04%	(.35)%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	-%	-%	-%
Net investment income (loss)	.59%J	2.05%	1.46%	1.52%	1.52%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$211,642	$229,641	$196,527	$222,819	$189,814	$187,438
Portfolio turnover rateH	47%J	32%	33%	21%	23%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.622 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	25.5
VIP Overseas Portfolio Investor Class	16.5
VIP Emerging Markets Portfolio Investor Class	12.2
VIP Growth & Income Portfolio Investor Class	6.4
Fidelity Inflation-Protected Bond Index Fund	6.2
VIP Equity-Income Portfolio Investor Class	5.6
VIP Growth Portfolio Investor Class	5.5
VIP Contrafund Portfolio Investor Class	5.4
VIP Government Money Market Portfolio Investor Class 0.01%	4.8
VIP Value Portfolio Investor Class	4.1
92.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.5%
International Equity Funds	28.7%
Bond Funds	36.0%
Short-Term Funds	4.8%

VIP Investor Freedom 2025 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	331,160	$13,276,199
VIP Equity-Income Portfolio Investor Class (a)	699,960	13,838,218
VIP Growth & Income Portfolio Investor Class (a)	851,442	15,819,798
VIP Growth Portfolio Investor Class (a)	165,479	13,580,825
VIP Mid Cap Portfolio Investor Class (a)	134,747	3,849,727
VIP Value Portfolio Investor Class (a)	834,151	10,151,621
VIP Value Strategies Portfolio Investor Class (a)	499,777	4,972,783
TOTAL DOMESTIC EQUITY FUNDS
(Cost $60,577,563)		75,489,171

International Equity Funds - 28.7%
VIP Emerging Markets Portfolio Investor Class (a)	2,753,289	30,231,114
VIP Overseas Portfolio Investor Class (a)	1,859,425	40,647,029
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $60,843,051)		70,878,143

Bond Funds - 36.0%
Fidelity Inflation-Protected Bond Index Fund (a)	1,439,017	15,368,698
Fidelity Long-Term Treasury Bond Index Fund (a)	332,722	5,642,969
VIP High Income Portfolio Investor Class (a)	978,441	4,921,559
VIP Investment Grade Bond Portfolio Investor Class (a)	4,553,508	63,020,548
TOTAL BOND FUNDS
(Cost $82,185,333)		88,953,774

Short-Term Funds - 4.8%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $11,836,469)	11,836,469	11,836,469
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $215,442,416)		247,157,557
NET OTHER ASSETS (LIABILITIES) - 0.0%		30,441
NET ASSETS - 100%		$247,187,998

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$15,396,491	$3,019,880	$3,911,472	$25,318	$77,451	$786,348	$15,368,698
Fidelity Long-Term Treasury Bond Index Fund	6,285,210	1,459,991	3,266,860	62,865	494,069	670,559	5,642,969
VIP Contrafund Portfolio Investor Class	13,089,778	2,776,063	3,542,731	79,232	156,881	796,208	13,276,199
VIP Emerging Markets Portfolio Investor Class	26,012,776	10,337,734	2,723,452	2,378,627	(257,941)	(3,138,003)	30,231,114
VIP Equity-Income Portfolio Investor Class	13,831,556	4,684,000	2,327,435	649,684	(177,374)	(2,172,529)	13,838,218
VIP Government Money Market Portfolio Investor Class 0.01%	13,203,462	9,340,284	10,707,277	44,723	--	--	11,836,469
VIP Growth & Income Portfolio Investor Class	15,763,085	5,551,052	2,895,937	830,278	(242,521)	(2,355,881)	15,819,798
VIP Growth Portfolio Investor Class	13,380,493	3,538,331	3,748,555	1,204,166	95,880	314,676	13,580,825
VIP High Income Portfolio Investor Class	4,985,872	1,096,031	810,535	39,054	(39,951)	(309,858)	4,921,559
VIP Investment Grade Bond Portfolio Investor Class	63,102,157	13,368,583	16,598,389	287,933	(129,415)	3,277,612	63,020,548
VIP Mid Cap Portfolio Investor Class	3,839,493	1,277,398	851,239	5,982	(117,875)	(298,050)	3,849,727
VIP Overseas Portfolio Investor Class	44,771,029	9,934,941	11,504,534	201,710	(526,294)	(2,028,113)	40,647,029
VIP Value Portfolio Investor Class	10,156,996	4,590,259	2,319,489	414,205	(288,260)	(1,987,885)	10,151,621
VIP Value Strategies Portfolio Investor Class	4,973,366	2,434,840	1,234,464	267,438	(227,914)	(973,045)	4,972,783
	248,791,764	73,409,387	66,442,369	6,491,215	(1,183,264)	(7,417,961)	247,157,557

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$75,489,171	$75,489,171	$--	$--
International Equity Funds	70,878,143	70,878,143	--	--
Bond Funds	88,953,774	88,953,774	--	--
Short-Term Funds	11,836,469	11,836,469	--	--
Total Investments in Securities:	$247,157,557	$247,157,557	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $215,442,416)	$247,157,557
Total Investment in Securities (cost $215,442,416)		$247,157,557
Cash		30,481
Receivable for investments sold		3,177,543
Total assets		250,365,581
Liabilities
Payable for investments purchased	$3,095,667
Payable for fund shares redeemed	81,916
Total liabilities		3,177,583
Net Assets		$247,187,998
Net Assets consist of:
Paid in capital		$210,830,075
Total accumulated earnings (loss)		36,357,923
Net Assets		$247,187,998
Net Asset Value, offering price and redemption price per share ($247,187,998 ÷ 18,021,319 shares)		$13.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$668,906
Expenses
Independent trustees' fees and expenses	$399
Total expenses before reductions	399
Expense reductions	(270)
Total expenses after reductions		129
Net investment income (loss)		668,777
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,183,264)
Capital gain distributions from underlying funds:
Affiliated issuers	5,822,309
Total net realized gain (loss)		4,639,045
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(7,417,961)
Total change in net unrealized appreciation (depreciation)		(7,417,961)
Net gain (loss)		(2,778,916)
Net increase (decrease) in net assets resulting from operations		$(2,110,139)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$668,777	$4,653,485
Net realized gain (loss)	4,639,045	11,403,704
Change in net unrealized appreciation (depreciation)	(7,417,961)	28,219,177
Net increase (decrease) in net assets resulting from operations	(2,110,139)	44,276,366
Distributions to shareholders	(10,699,119)	(11,838,472)
Share transactions
Proceeds from sales of shares	20,860,262	20,167,839
Reinvestment of distributions	10,699,119	11,838,472
Cost of shares redeemed	(20,384,370)	(19,084,984)
Net increase (decrease) in net assets resulting from share transactions	11,175,011	12,921,327
Total increase (decrease) in net assets	(1,634,247)	45,359,221
Net Assets
Beginning of period	248,822,245	203,463,024
End of period	$247,187,998	$248,822,245
Other Information
Shares
Sold	1,549,245	1,485,846
Issued in reinvestment of distributions	758,265	877,461
Redeemed	(1,583,950)	(1,409,369)
Net increase (decrease)	723,560	953,938

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2025 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.38	$12.45	$13.78	$12.15	$12.04	$12.35
Income from Investment Operations
Net investment income (loss)A	.04	.28	.20	.20	.18	.24
Net realized and unrealized gain (loss)	(.09)	2.37	(1.09)	1.94	.50	(.28)
Total from investment operations	(.05)	2.65	(.89)	2.14	.68	(.04)
Distributions from net investment income	–B	(.28)	(.19)	(.19)	(.18)	(.23)
Distributions from net realized gain	(.61)	(.44)	(.25)	(.32)	(.39)	(.04)
Total distributions	(.61)	(.72)	(.44)	(.51)	(.57)	(.27)
Net asset value, end of period	$13.72	$14.38	$12.45	$13.78	$12.15	$12.04
Total ReturnC,D,E	(.49)%	21.73%	(6.56)%	17.82%	6.10%	(.32)%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	- %H	-%	-%	-%
Expenses net of all reductions	- %H,I	- %H	- %H	-%	-%	-%
Net investment income (loss)	.56%I	2.03%	1.44%	1.53%	1.54%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$247,188	$248,822	$203,463	$216,200	$163,933	$156,218
Portfolio turnover rateG	56%I	29%	30%	17%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	22.0
VIP Overseas Portfolio Investor Class	18.9
VIP Emerging Markets Portfolio Investor Class	13.3
VIP Growth & Income Portfolio Investor Class	7.5
VIP Equity-Income Portfolio Investor Class	6.6
VIP Growth Portfolio Investor Class	6.4
VIP Contrafund Portfolio Investor Class	6.3
Fidelity Inflation-Protected Bond Index Fund	5.4
VIP Value Portfolio Investor Class	4.8
VIP Value Strategies Portfolio Investor Class	2.4
93.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.8%
International Equity Funds	32.2%
Bond Funds	31.7%
Short-Term Funds	0.3%

VIP Investor Freedom 2030 Portfolio℠

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	420,345	$16,851,625
VIP Equity-Income Portfolio Investor Class (a)	888,471	17,565,074
VIP Growth & Income Portfolio Investor Class (a)	1,080,748	20,080,300
VIP Growth Portfolio Investor Class (a)	210,044	17,238,297
VIP Mid Cap Portfolio Investor Class (a)	171,036	4,886,503
VIP Value Portfolio Investor Class (a)	1,058,803	12,885,628
VIP Value Strategies Portfolio Investor Class (a)	634,375	6,312,027
TOTAL DOMESTIC EQUITY FUNDS
(Cost $81,881,479)		95,819,454

International Equity Funds - 32.2%
VIP Emerging Markets Portfolio Investor Class (a)	3,223,694	35,396,163
VIP Overseas Portfolio Investor Class (a)	2,315,508	50,617,008
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $75,921,788)		86,013,171

Bond Funds - 31.7%
Fidelity Inflation-Protected Bond Index Fund (a)	1,369,588	14,627,197
Fidelity Long-Term Treasury Bond Index Fund (a)	359,852	6,103,092
VIP High Income Portfolio Investor Class (a)	1,058,199	5,322,743
VIP Investment Grade Bond Portfolio Investor Class (a)	4,253,579	58,869,541
TOTAL BOND FUNDS
(Cost $78,811,972)		84,922,573

Short-Term Funds - 0.3%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $745,210)	745,210	745,210
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $237,360,449)		267,500,408
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$267,500,409

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$12,834,455	$3,762,125	$2,718,737	$21,997	$25,223	$724,131	$14,627,197
Fidelity Long-Term Treasury Bond Index Fund	6,993,520	1,500,738	3,662,499	68,335	532,492	738,841	6,103,092
VIP Contrafund Portfolio Investor Class	17,368,964	2,641,859	4,367,980	101,283	161,827	1,046,955	16,851,625
VIP Emerging Markets Portfolio Investor Class	31,901,179	10,296,828	2,704,492	2,816,826	(142,801)	(3,954,551)	35,396,163
VIP Equity-Income Portfolio Investor Class	18,352,571	4,904,715	2,623,036	830,488	(147,840)	(2,921,336)	17,565,074
VIP Government Money Market Portfolio Investor Class 0.01%	2,777,063	8,649,313	10,681,166	13,191	--	--	745,210
VIP Growth & Income Portfolio Investor Class	20,915,762	5,821,781	3,268,830	1,061,341	(240,731)	(3,147,682)	20,080,300
VIP Growth Portfolio Investor Class	17,754,769	3,655,102	4,695,053	1,539,282	161,470	362,009	17,238,297
VIP High Income Portfolio Investor Class	5,547,489	1,092,709	924,024	42,112	(51,215)	(342,216)	5,322,743
VIP Investment Grade Bond Portfolio Investor Class	59,547,523	12,306,302	15,880,632	263,318	(149,623)	3,045,971	58,869,541
VIP Mid Cap Portfolio Investor Class	5,094,512	1,365,138	1,014,926	7,647	(141,952)	(416,269)	4,886,503
VIP Overseas Portfolio Investor Class	57,600,524	9,171,648	12,916,641	250,256	(480,580)	(2,757,943)	50,617,008
VIP Value Portfolio Investor Class	13,476,998	5,177,466	2,781,182	529,476	(286,296)	(2,701,358)	12,885,628
VIP Value Strategies Portfolio Investor Class	6,599,025	2,772,554	1,484,167	341,864	(241,730)	(1,333,655)	6,312,027
	276,764,354	73,118,278	69,723,365	7,887,416	(1,001,756)	(11,657,103)	267,500,408

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$95,819,454	$95,819,454	$--	$--
International Equity Funds	86,013,171	86,013,171	--	--
Bond Funds	84,922,573	84,922,573	--	--
Short-Term Funds	745,210	745,210	--	--
Total Investments in Securities:	$267,500,408	$267,500,408	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $237,360,449)	$267,500,408
Total Investment in Securities (cost $237,360,449)		$267,500,408
Cash		2
Receivable for investments sold		3,842,319
Receivable for fund shares sold		949
Total assets		271,343,678
Liabilities
Payable for investments purchased	$3,843,163
Payable for fund shares redeemed	106
Total liabilities		3,843,269
Net Assets		$267,500,409
Net Assets consist of:
Paid in capital		$231,350,001
Total accumulated earnings (loss)		36,150,408
Net Assets		$267,500,409
Net Asset Value, offering price and redemption price per share ($267,500,409 ÷ 19,897,885 shares)		$13.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$678,426
Expenses
Independent trustees' fees and expenses	$434
Total expenses		434
Net investment income (loss)		677,992
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,001,756)
Capital gain distributions from underlying funds:
Affiliated issuers	7,208,990
Total net realized gain (loss)		6,207,234
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(11,657,103)
Total change in net unrealized appreciation (depreciation)		(11,657,103)
Net gain (loss)		(5,449,869)
Net increase (decrease) in net assets resulting from operations		$(4,771,877)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$677,992	$4,992,047
Net realized gain (loss)	6,207,234	12,951,831
Change in net unrealized appreciation (depreciation)	(11,657,103)	34,870,344
Net increase (decrease) in net assets resulting from operations	(4,771,877)	52,814,222
Distributions to shareholders	(12,230,411)	(13,207,757)
Share transactions
Proceeds from sales of shares	14,377,408	29,079,866
Reinvestment of distributions	12,230,411	13,207,757
Cost of shares redeemed	(18,869,477)	(19,001,005)
Net increase (decrease) in net assets resulting from share transactions	7,738,342	23,286,618
Total increase (decrease) in net assets	(9,263,946)	62,893,083
Net Assets
Beginning of period	276,764,355	213,871,272
End of period	$267,500,409	$276,764,355
Other Information
Shares
Sold	1,090,053	2,169,283
Issued in reinvestment of distributions	875,477	995,777
Redeemed	(1,473,603)	(1,433,376)
Net increase (decrease)	491,927	1,731,684

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2030 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$12.10	$13.61	$11.76	$11.68	$11.97
Income from Investment Operations
Net investment income (loss)A	.03	.27	.18	.19	.17	.21
Net realized and unrealized gain (loss)	(.21)	2.62	(1.24)	2.23	.51	(.24)
Total from investment operations	(.18)	2.89	(1.06)	2.42	.68	(.03)
Distributions from net investment income	–B	(.27)	(.18)	(.17)	(.17)	(.20)
Distributions from net realized gain	(.63)	(.46)	(.28)	(.39)	(.44)	(.05)
Total distributions	(.64)C	(.73)	(.45)D	(.57)E	(.60)F	(.26)G
Net asset value, end of period	$13.44	$14.26	$12.10	$13.61	$11.76	$11.68
Total ReturnH,I,J	(1.46)%	24.42%	(7.87)%	20.92%	6.50%	(.32)%
Ratios to Average Net AssetsK,L
Expenses before reductionsM	- %N	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %M,N	- %M	- %M	-%	-%	-%
Expenses net of all reductions	- %M,N	- %M	- %M	-%	-%	-%
Net investment income (loss)	.53%N	2.03%	1.36%	1.46%	1.48%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$267,500	$276,764	$213,871	$214,597	$155,533	$144,692
Portfolio turnover rateL	54%N	29%	24%	19%	19%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.634 per share.

 D Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.278 per share.

 E Total distributions of $.57 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.391 per share.

 F Total distributions of $.60 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.435 per share.

 G Total distributions of $.26 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.053 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 L Amounts do not include the activity of Underlying Funds.

 M Amount represents less than .005%.

 N Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income Portfolio	$84,952,970	$7,557,469	$(470,714)	$7,086,755
VIP Investor Freedom 2005 Portfolio	29,874,712	2,983,587	(213,498)	2,770,089
VIP Investor Freedom 2010 Portfolio	59,217,911	6,845,969	(631,051)	6,214,918
VIP Investor Freedom 2015 Portfolio	89,650,600	12,947,969	(894,598)	12,053,371
VIP Investor Freedom 2020 Portfolio	186,068,566	28,230,011	(2,656,168)	25,573,843
VIP Investor Freedom 2025 Portfolio	217,488,694	33,568,976	(3,900,113)	29,668,863
VIP Investor Freedom 2030 Portfolio	239,625,804	33,871,550	(5,996,946)	27,874,604

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income Portfolio	30,006,320	24,811,966
VIP Investor Freedom 2005 Portfolio	9,858,611	10,620,609
VIP Investor Freedom 2010 Portfolio	17,126,970	18,030,197
VIP Investor Freedom 2015 Portfolio	25,926,237	29,752,396
VIP Investor Freedom 2020 Portfolio	49,641,480	61,275,094
VIP Investor Freedom 2025 Portfolio	73,409,387	66,442,369
VIP Investor Freedom 2030 Portfolio	73,118,278	69,723,365

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Investor Freedom 2025 Portfolio	$270

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA,B	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period January 1, 2020 to June 30, 2020C,D
VIP Investor Freedom Income Portfolio	- %
Actual		$1,000.00	$1,028.10	$-
Hypothetical-E		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2005 Portfolio	- %
Actual		$1,000.00	$1,022.80	$-
Hypothetical-E		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2010 Portfolio	- %
Actual		$1,000.00	$1,015.20	$-
Hypothetical-E		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2015 Portfolio	- %
Actual		$1,000.00	$1,007.20	$-
Hypothetical-E		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2020 Portfolio	- %
Actual		$1,000.00	$1,000.90	$-
Hypothetical-E		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2025 Portfolio	- %
Actual		$1,000.00	$995.10	$-
Hypothetical-E		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2030 Portfolio	- %
Actual		$1,000.00	$985.40	$-
Hypothetical-E		$1,000.00	$1,024.86	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPIFF-SANN-0820
1.833440.114

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

FundsManager 85% Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
VIP FundsManager® 20% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
Fidelity U.S. Bond Index Fund	43.7
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01%	18.0
Fidelity Stock Selector All Cap Fund	12.0
Fidelity Inflation-Protected Bond Index Fund	6.1
Fidelity Cash Central Fund 0.12%	5.5
Fidelity Overseas Fund	1.9
Fidelity Emerging Markets Fund	1.5
Fidelity High Income Fund	1.3
Fidelity Gold Portfolio	1.0
Fidelity New Markets Income Fund	0.9
91.9

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	16.3%
International Equity Funds	7.3%
Bond Funds	52.6%
Short-Term Funds	23.5%
Short-Term Investments	0.3%

 * Futures - (3.0)%

VIP FundsManager® 20% Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.6%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	173,878	$1,163,245
Fidelity Contrafund (a)	267,805	3,995,657
Fidelity Emerging Asia Fund (a)	37,785	2,007,499
Fidelity Emerging Markets Discovery Fund (a)	192,516	2,562,386
Fidelity Emerging Markets Fund (a)	360,329	12,611,523
Fidelity Equity-Income Fund (a)	85,632	4,511,078
Fidelity Europe Fund (a)	44,762	1,500,884
Fidelity Gold Portfolio (a)	288,799	8,796,806
Fidelity International Capital Appreciation Fund (a)	151,792	3,436,575
Fidelity International Discovery Fund (a)	77,633	3,416,612
Fidelity International Enhanced Index Fund (a)	345,371	2,984,005
Fidelity International Small Cap Fund (a)	69,843	1,663,658
Fidelity International Small Cap Opportunities Fund (a)	85,887	1,653,316
Fidelity International Value Fund (a)	325,703	2,286,434
Fidelity Japan Fund (a)	459,737	7,240,854
Fidelity Japan Smaller Companies Fund (a)	195,777	3,048,255
Fidelity Large Cap Value Enhanced Index Fund (a)	111,850	1,292,988
Fidelity Low-Priced Stock Fund (a)	123,616	5,306,838
Fidelity Overseas Fund (a)	320,380	15,804,368
Fidelity Pacific Basin Fund (a)	43,519	1,527,094
Fidelity Real Estate Investment Portfolio (a)	106,071	4,027,501
Fidelity Stock Selector All Cap Fund (a)	2,134,862	102,153,153
Fidelity U.S. Low Volatility Equity Fund (a)	640,529	6,193,916
Fidelity Value Discovery Fund (a)	81,636	2,139,670
TOTAL EQUITY FUNDS
(Cost $186,633,004)		201,324,315

Fixed-Income Funds - 52.6%
Fidelity High Income Fund (a)	1,328,292	10,878,712
Fidelity Inflation-Protected Bond Index Fund (a)	4,861,479	51,920,592
Fidelity Long-Term Treasury Bond Index Fund (a)	309,652	5,251,697
Fidelity New Markets Income Fund (a)	559,169	7,912,248
Fidelity U.S. Bond Index Fund (a)	29,628,686	371,543,718
TOTAL FIXED-INCOME FUNDS
(Cost $405,615,693)		447,506,967

Money Market Funds - 23.5%
Fidelity Cash Central Fund 0.12% (b)	47,344,840	47,354,309
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01% (a)(c)	152,789,881	152,912,113
TOTAL MONEY MARKET FUNDS
(Cost $200,179,297)		200,266,422
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.16% 8/13/20 to 9/17/20 (d)
(Cost $2,389,563)	2,390,000	2,389,562
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $794,817,557)		851,487,266
NET OTHER ASSETS (LIABILITIES) - 0.0%		(215,705)
NET ASSETS - 100%		$851,271,561

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	12	Sept. 2020	$1,067,040	$7,402	$7,402
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	49	Sept. 2020	7,570,990	(222,989)	(222,989)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	321	Sept. 2020	15,820,485	(81,043)	(81,043)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	14	Sept. 2020	2,887,520	111,183	111,183
TOTAL SOLD					(192,849)
TOTAL FUTURES CONTRACTS					$(185,447)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 3.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $26,457,412.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,389,562.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$257,178
Total	$257,178

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,448,405	$--	$--	$--	$--	$(285,160)	$1,163,245
Fidelity Contrafund	4,913,777	619,963	1,923,267	34,943	146,277	238,907	3,995,657
Fidelity Diversified International Fund	3,559,565	36,879	3,127,021	--	(173,369)	(296,054)	--
Fidelity Emerging Asia Fund	1,724,288	24,751	29,518	--	(2,941)	290,919	2,007,499
Fidelity Emerging Markets Discovery Fund	2,804,685	40,614	51,634	--	(12,368)	(218,911)	2,562,386
Fidelity Emerging Markets Fund	12,656,964	175,132	212,986	--	(29,295)	21,708	12,611,523
Fidelity Equity-Income Fund	4,783,665	569,850	232,824	33,851	(23,215)	(586,398)	4,511,078
Fidelity Europe Fund	1,639,377	117,567	121,004	--	(17,621)	(117,435)	1,500,884
Fidelity Gold Portfolio	5,929,232	1,666,347	295,328	39,448	(30,355)	1,526,910	8,796,806
Fidelity High Income Fund	--	10,465,328	136,462	98,243	(631)	550,477	10,878,712
Fidelity Inflation-Protected Bond Index Fund	45,113,866	8,347,777	4,330,325	81,834	10,278	2,778,996	51,920,592
Fidelity International Capital Appreciation Fund	1,061,688	2,220,900	80,890	--	(6,186)	241,063	3,436,575
Fidelity International Discovery Fund	2,941,018	622,326	108,571	--	(12,495)	(25,666)	3,416,612
Fidelity International Enhanced Index Fund	3,212,518	341,303	213,639	--	(35,065)	(321,112)	2,984,005
Fidelity International Small Cap Fund	1,949,728	135,592	117,055	--	(20,699)	(283,908)	1,663,658
Fidelity International Small Cap Opportunities Fund	1,893,623	125,136	221,538	--	(1,629)	(142,276)	1,653,316
Fidelity International Value Fund	2,280,114	483,259	149,369	--	(31,612)	(295,958)	2,286,434
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01%	149,641,174	10,315,610	7,119,423	682,701	(514)	75,266	152,912,113
Fidelity Japan Fund	7,415,567	485,072	384,733	--	(47,585)	(227,467)	7,240,854
Fidelity Japan Smaller Companies Fund	3,373,246	--	--	--	--	(324,991)	3,048,255
Fidelity Large Cap Value Enhanced Index Fund	--	1,278,465	4,318	--	(45)	18,886	1,292,988
Fidelity Long-Term Treasury Bond Index Fund	8,167,893	502,422	4,964,843	85,256	1,108,426	437,799	5,251,697
Fidelity Low-Priced Stock Fund	4,633,556	1,529,983	234,588	--	(33,959)	(588,154)	5,306,838
Fidelity Mega Cap Stock Fund	7,094,651	232,405	6,042,374	--	(1,785,033)	500,351	--
Fidelity New Markets Income Fund	8,133,255	675,625	396,197	173,317	(26,690)	(473,745)	7,912,248
Fidelity Overseas Fund	11,587,622	5,262,619	915,469	--	(119,180)	(11,224)	15,804,368
Fidelity Pacific Basin Fund	939,343	578,438	62,418	--	(4,579)	76,310	1,527,094
Fidelity Real Estate Investment Portfolio	8,187,298	308,626	2,623,745	11,818	(1,225,934)	(618,744)	4,027,501
Fidelity Stock Selector All Cap Fund	90,810,513	15,290,332	4,814,957	--	(587,827)	1,455,092	102,153,153
Fidelity U.S. Bond Index Fund	348,364,263	37,687,181	32,464,042	4,214,810	352,307	17,604,009	371,543,718
Fidelity U.S. Low Volatility Equity Fund	--	6,081,080	76,558	1,906	(853)	190,247	6,193,916
Fidelity Value Discovery Fund	2,303,165	253,762	115,608	--	(16,178)	(285,471)	2,139,670
	$748,564,059	$106,474,344	$71,570,704	$5,458,127	$(2,628,570)	$20,904,266	$801,743,395

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$201,324,315	$201,324,315	$--	$--
Fixed-Income Funds	447,506,967	447,506,967	--	--
Money Market Funds	200,266,422	200,266,422	--	--
Other Short-Term Investments and Net Other Assets	2,389,562	--	2,389,562	--
Total Investments in Securities:	$851,487,266	$849,097,704	$2,389,562	$--
Derivative Instruments:
Assets
Futures Contracts	$118,585	$118,585	$--	$--
Total Assets	$118,585	$118,585	$--	$--
Liabilities
Futures Contracts	$(304,032)	$(304,032)	$--	$--
Total Liabilities	$(304,032)	$(304,032)	$--	$--
Total Derivative Instruments:	$(185,447)	$(185,447)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$118,585	$(304,032)
Total Equity Risk	118,585	(304,032)
Total Value of Derivatives	$118,585	$(304,032)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,389,563)	$2,389,562
Fidelity Central Funds (cost $47,354,309)	47,354,309
Other affiliated issuers (cost $745,073,685)	801,743,395
Total Investment in Securities (cost $794,817,557)		$851,487,266
Receivable for investments sold		186,972
Receivable for fund shares sold		722
Distributions receivable from Fidelity Central Funds		4,775
Other receivables		861
Total assets		851,680,596
Liabilities
Payable for investments purchased	$4,775
Payable for fund shares redeemed	194,178
Accrued management fee	140,785
Distribution and service plan fees payable	1,057
Payable for daily variation margin on futures contracts	68,240
Total liabilities		409,035
Net Assets		$851,271,561
Net Assets consist of:
Paid in capital		$798,685,125
Total accumulated earnings (loss)		52,586,436
Net Assets		$851,271,561
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($58,127 ÷ 5,111 shares)		$11.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,509,383 ÷ 750,786 shares)		$11.33
Investor Class:
Net Asset Value, offering price and redemption price per share ($842,704,051 ÷ 74,140,338 shares)		$11.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$2,283
Affiliated issuers		5,411,149
Interest		4,459
Income from Fidelity Central Funds		257,178
Total income		5,675,069
Expenses
Management fee	$1,024,208
Distribution and service plan fees	10,761
Independent trustees' fees and expenses	1,365
Total expenses before reductions	1,036,334
Expense reductions	(209,467)
Total expenses after reductions		826,867
Net investment income (loss)		4,848,202
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,452
Fidelity Central Funds	(442)
Other affiliated issuers	(2,628,570)
Foreign currency transactions	510
Futures contracts	(5,130,053)
Capital gain distributions from underlying funds:
Affiliated issuers	46,978
Total net realized gain (loss)		(7,605,125)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(132)
Affiliated issuers	20,904,266
Assets and liabilities in foreign currencies	(11)
Futures contracts	(57,455)
Total change in net unrealized appreciation (depreciation)		20,846,668
Net gain (loss)		13,241,543
Net increase (decrease) in net assets resulting from operations		$18,089,745

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,848,202	$15,330,350
Net realized gain (loss)	(7,605,125)	3,695,673
Change in net unrealized appreciation (depreciation)	20,846,668	55,726,922
Net increase (decrease) in net assets resulting from operations	18,089,745	74,752,945
Distributions to shareholders	(5,095,150)	(43,905,467)
Share transactions - net increase (decrease)	17,171,557	62,132,859
Total increase (decrease) in net assets	30,166,152	92,980,337
Net Assets
Beginning of period	821,105,409	728,125,072
End of period	$851,271,561	$821,105,409

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 20% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.75	$11.63	$11.04	$11.02	$11.51
Income from Investment Operations
Net investment income (loss)A	.07	.22	.21	.16	.14	.13
Net realized and unrealized gain (loss)	.18	.86	(.40)	.65	.17	(.13)
Total from investment operations	.25	1.08	(.19)	.81	.31	–B
Distributions from net investment income	(.02)	(.21)	(.21)	(.15)	(.14)	(.13)
Distributions from net realized gain	(.05)	(.43)	(.48)	(.07)	(.15)	(.36)
Total distributions	(.07)	(.64)	(.69)	(.22)	(.29)	(.49)
Net asset value, end of period	$11.37	$11.19	$10.75	$11.63	$11.04	$11.02
Total ReturnC,D,E	2.23%	10.39%	(1.67)%	7.33%	2.83%	(.03)%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.18%I	2.01%	1.87%	1.41%	1.25%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$57	$55	$59	$60	$62
Portfolio turnover rateH	20%I,J	33%	47%	61%	58%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$10.72	$11.60	$11.01	$11.00	$11.49
Income from Investment Operations
Net investment income (loss)A	.06	.20	.19	.14	.12	.11
Net realized and unrealized gain (loss)	.18	.87	(.40)	.65	.17	(.12)
Total from investment operations	.24	1.07	(.21)	.79	.29	(.01)
Distributions from net investment income	(.02)	(.20)	(.19)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.05)	(.43)	(.48)	(.07)	(.15)	(.36)
Total distributions	(.07)	(.63)	(.67)	(.20)	(.28)	(.48)
Net asset value, end of period	$11.33	$11.16	$10.72	$11.60	$11.01	$11.00
Total ReturnB,C,D	2.14%	10.26%	(1.82)%	7.19%	2.66%	(.17)%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.03%H	1.86%	1.72%	1.26%	1.10%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$8,509	$8,978	$8,286	$8,188	$7,529	$1,454
Portfolio turnover rateG	20%H,I	33%	47%	61%	58%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.18	$10.74	$11.62	$11.04	$11.01	$11.50
Income from Investment Operations
Net investment income (loss)A	.07	.22	.21	.16	.14	.13
Net realized and unrealized gain (loss)	.19	.86	(.40)	.64	.18	(.13)
Total from investment operations	.26	1.08	(.19)	.80	.32	–B
Distributions from net investment income	(.02)	(.21)	(.21)	(.15)	(.14)	(.13)
Distributions from net realized gain	(.05)	(.43)	(.48)	(.07)	(.15)	(.36)
Total distributions	(.07)	(.64)	(.69)	(.22)	(.29)	(.49)
Net asset value, end of period	$11.37	$11.18	$10.74	$11.62	$11.04	$11.01
Total ReturnC,D,E	2.32%	10.40%	(1.67)%	7.24%	2.93%	(.03)%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.18%I	2.01%	1.87%	1.41%	1.25%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$842,704	$812,070	$719,784	$777,291	$739,074	$732,911
Portfolio turnover rateH	20%I,J	33%	47%	61%	58%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
Fidelity U.S. Bond Index Fund	32.7
Fidelity Stock Selector All Cap Fund	30.1
Fidelity Inflation-Protected Bond Index Fund	5.1
Fidelity Overseas Fund	4.9
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01%	3.2
Fidelity U.S. Low Volatility Equity Fund	1.9
Fidelity Gold Portfolio	1.8
Fidelity Low-Priced Stock Fund	1.4
Fidelity Japan Smaller Companies Fund	1.4
Fidelity Japan Fund	1.3
83.8

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	39.9%
International Equity Funds	15.3%
Bond Funds	40.9%
Short-Term Funds	3.7%
Short-Term Investments	0.3%
Net Other Assets (Liabilities)**	(0.1)%

 * Futures – (2.4)%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 50% Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.2%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,226,913	$8,208,047
Fidelity Contrafund (a)	4,413,031	65,842,422
Fidelity Emerging Asia Fund (a)	309,350	16,435,782
Fidelity Emerging Markets Discovery Fund (a)	1,557,028	20,724,040
Fidelity Emerging Markets Fund (a)	1,856,677	64,983,686
Fidelity Equity-Income Fund (a)	1,340,056	70,594,158
Fidelity Europe Fund (a)	760,182	25,488,915
Fidelity Global Commodity Stock Fund (a)	2,379,456	24,817,729
Fidelity Gold Portfolio (a)	3,215,227	97,935,800
Fidelity International Capital Appreciation Fund (a)	2,589,221	58,619,958
Fidelity International Discovery Fund (a)	1,334,860	58,747,198
Fidelity International Enhanced Index Fund (a)	5,868,485	50,703,711
Fidelity International Small Cap Fund (a)	1,189,217	28,327,144
Fidelity International Small Cap Opportunities Fund (a)	1,462,723	28,157,418
Fidelity International Value Fund (a)	5,525,392	38,788,251
Fidelity Japan Fund (a)	4,545,095	71,585,249
Fidelity Japan Smaller Companies Fund (a)	4,738,235	73,774,327
Fidelity Large Cap Value Enhanced Index Fund (a)	2,521,381	29,147,162
Fidelity Low-Priced Stock Fund (a)	1,776,504	76,265,312
Fidelity Overseas Fund (a)	5,421,834	267,459,072
Fidelity Pacific Basin Fund (a)	742,716	26,061,890
Fidelity Real Estate Investment Portfolio (a)	623,892	23,689,170
Fidelity Stock Selector All Cap Fund (a)	34,072,510	1,630,369,601
Fidelity U.S. Low Volatility Equity Fund (a)	10,638,923	102,878,388
Fidelity Value Discovery Fund (a)	1,239,178	32,478,855
TOTAL EQUITY FUNDS
(Cost $2,769,668,343)		2,992,083,285

Fixed-Income Funds - 40.9%
Fidelity High Income Fund (a)	8,061,730	66,025,569
Fidelity Inflation-Protected Bond Index Fund (a)	26,076,789	278,500,106
Fidelity Long-Term Treasury Bond Index Fund (a)	2,988,113	50,678,393
Fidelity New Markets Income Fund (a)	3,396,736	48,063,816
Fidelity U.S. Bond Index Fund (a)	141,652,982	1,776,328,396
TOTAL FIXED-INCOME FUNDS
(Cost $2,024,945,789)		2,219,596,280

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.12% (b)	26,788,225	26,793,583
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01% (a)(c)	174,080,913	174,220,178
TOTAL MONEY MARKET FUNDS
(Cost $200,914,309)		201,013,761
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.16% 8/13/20 to 9/17/20 (d)
(Cost $16,996,181)	17,000,000	16,996,423
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,012,524,622)		5,429,689,749
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,785,665)
NET ASSETS - 100%		$5,426,904,084

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,107	Sept. 2020	$98,434,440	$759,126	$759,126
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	694	Sept. 2020	107,229,940	(3,158,259)	(3,158,259)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,430	Sept. 2020	70,477,550	(361,032)	(361,032)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	259	Sept. 2020	53,419,125	2,056,892	2,056,892
TOTAL SOLD					(1,462,399)
TOTAL FUTURES CONTRACTS					$(703,273)

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

The notional amount of futures sold as a percentage of Net Assets is 4.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $254,048,109.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,295,596.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$312,779
Total	$312,779

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,220,184	$--	$--	$--	$--	$(2,012,137)	$8,208,047
Fidelity Contrafund	82,972,985	1,550,627	24,632,319	579,154	1,945,528	4,005,601	65,842,422
Fidelity Emerging Asia Fund	14,440,302	11,403	378,247	--	10,866	2,351,458	16,435,782
Fidelity Emerging Markets Discovery Fund	23,240,771	17,746	635,991	--	(117,035)	(1,781,451)	20,724,040
Fidelity Emerging Markets Fund	96,594,267	77,704	30,167,021	--	2,612,030	(4,133,294)	64,983,686
Fidelity Equity-Income Fund	84,762,100	1,471,860	4,819,623	580,872	(445,362)	(10,374,817)	70,594,158
Fidelity Europe Fund	37,127,713	94,802	8,103,383	--	(1,141,284)	(2,488,933)	25,488,915
Fidelity Global Commodity Stock Fund	33,832,048	110,582	2,794,528	--	(751,090)	(5,579,283)	24,817,729
Fidelity Gold Portfolio	82,267,597	710,144	4,635,419	535,739	317,501	19,275,977	97,935,800
Fidelity High Income Fund	--	64,296,075	1,767,407	612,359	47,005	3,449,896	66,025,569
Fidelity Inflation-Protected Bond Index Fund	279,161,775	14,990,686	31,515,547	466,058	300,150	15,563,042	278,500,106
Fidelity International Capital Appreciation Fund	24,027,130	33,207,970	2,159,778	--	(81,729)	3,626,365	58,619,958
Fidelity International Discovery Fund	31,736,858	27,383,464	2,601,931	--	(142,088)	2,370,895	58,747,198
Fidelity International Enhanced Index Fund	72,171,890	188,195	12,737,040	--	(3,190,472)	(5,728,862)	50,703,711
Fidelity International Small Cap Fund	41,101,797	102,884	6,233,918	--	(916,650)	(5,726,969)	28,327,144
Fidelity International Small Cap Opportunities Fund	40,064,633	100,150	8,667,056	--	1,129,801	(4,470,110)	28,157,418
Fidelity International Value Fund	52,384,726	131,953	5,141,449	--	(1,478,347)	(7,108,632)	38,788,251
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01%	186,642,484	1,462,659	13,975,104	830,907	3,630	86,509	174,220,178
Fidelity Japan Fund	95,382,678	232,582	19,374,536	--	433,715	(5,089,190)	71,585,249
Fidelity Japan Smaller Companies Fund	81,639,797	1	--	--	--	(7,865,471)	73,774,327
Fidelity Large Cap Value Enhanced Index Fund	15,723,015	16,656,259	1,069,612	--	(126,908)	(2,035,592)	29,147,162
Fidelity Long-Term Treasury Bond Index Fund	56,544,597	733,545	17,155,640	592,533	3,600,031	6,955,860	50,678,393
Fidelity Low-Priced Stock Fund	75,831,642	15,598,461	4,790,250	--	(818,128)	(9,556,413)	76,265,312
Fidelity Mega Cap Stock Fund	126,409,531	180,619	104,432,855	--	(31,524,882)	9,367,587	--
Fidelity New Markets Income Fund	53,559,909	1,237,780	3,467,324	1,102,708	(334,876)	(2,931,673)	48,063,816
Fidelity Overseas Fund	327,764,704	836,146	42,005,555	--	(563,941)	(18,572,282)	267,459,072
Fidelity Pacific Basin Fund	21,042,974	5,660,615	1,516,167	--	(116,936)	991,404	26,061,890
Fidelity Real Estate Investment Portfolio	55,585,013	137,186	19,535,004	71,526	(8,823,026)	(3,674,999)	23,689,170
Fidelity Stock Selector All Cap Fund	1,682,211,189	50,272,507	100,632,165	--	(2,870,548)	1,388,618	1,630,369,601
Fidelity U.S. Bond Index Fund	1,829,513,098	79,322,433	223,866,407	21,116,556	6,638,374	84,720,898	1,776,328,396
Fidelity U.S. Low Volatility Equity Fund	--	101,689,173	2,020,677	32,112	18,215	3,191,677	102,878,388
Fidelity Value Discovery Fund	39,745,529	393,314	2,371,048	--	(232,051)	(5,056,889)	32,478,855
	$5,653,702,936	$418,859,525	$703,203,001	$26,520,524	$(36,618,507)	$53,158,790	$5,385,899,743

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$2,992,083,285	$2,992,083,285	$--	$--
Fixed-Income Funds	2,219,596,280	2,219,596,280	--	--
Money Market Funds	201,013,761	201,013,761	--	--
Other Short-Term Investments and Net Other Assets	16,996,423	--	16,996,423	--
Total Investments in Securities:	$5,429,689,749	$5,412,693,326	$16,996,423	$--
Derivative Instruments:
Assets
Futures Contracts	$2,816,018	$2,816,018	$--	$--
Total Assets	$2,816,018	$2,816,018	$--	$--
Liabilities
Futures Contracts	$(3,519,291)	$(3,519,291)	$--	$--
Total Liabilities	$(3,519,291)	$(3,519,291)	$--	$--
Total Derivative Instruments:	$(703,273)	$(703,273)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,816,018	$(3,519,291)
Total Equity Risk	2,816,018	(3,519,291)
Total Value of Derivatives	$2,816,018	$(3,519,291)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,996,181)	$16,996,423
Fidelity Central Funds (cost $26,792,756)	26,793,583
Other affiliated issuers (cost $4,968,735,685)	5,385,899,743
Total Investment in Securities (cost $5,012,524,622)		$5,429,689,749
Cash		17,804
Receivable for investments sold		2,530,362
Receivable for fund shares sold		2,586
Distributions receivable from Fidelity Central Funds		2,113
Total assets		5,432,242,614
Liabilities
Payable for investments purchased	$2,113
Payable for fund shares redeemed	2,525,873
Accrued management fee	905,571
Distribution and service plan fees payable	13,488
Payable for daily variation margin on futures contracts	1,891,485
Total liabilities		5,338,530
Net Assets		$5,426,904,084
Net Assets consist of:
Paid in capital		$5,047,719,967
Total accumulated earnings (loss)		379,184,117
Net Assets		$5,426,904,084
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($57,375 ÷ 4,740 shares)		$12.10
Service Class 2:
Net Asset Value, offering price and redemption price per share ($107,514,235 ÷ 8,926,895 shares)		$12.04
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,319,332,474 ÷ 439,683,861 shares)		$12.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$38,480
Affiliated issuers		25,734,091
Interest		30,398
Income from Fidelity Central Funds		312,779
Total income		26,115,748
Expenses
Management fee	$6,709,979
Distribution and service plan fees	127,287
Independent trustees' fees and expenses	9,105
Total expenses before reductions	6,846,371
Expense reductions	(1,394,773)
Total expenses after reductions		5,451,598
Net investment income (loss)		20,664,150
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,458,788
Fidelity Central Funds	(4,882)
Other affiliated issuers	(36,618,507)
Foreign currency transactions	9,152
Futures contracts	(12,799,674)
Capital gain distributions from underlying funds:
Affiliated issuers	786,433
Total net realized gain (loss)		(47,168,690)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(767)
Affiliated issuers	53,158,790
Assets and liabilities in foreign currencies	(400)
Futures contracts	860,172
Total change in net unrealized appreciation (depreciation)		54,017,795
Net gain (loss)		6,849,105
Net increase (decrease) in net assets resulting from operations		$27,513,255

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,664,150	$96,631,919
Net realized gain (loss)	(47,168,690)	110,836,085
Change in net unrealized appreciation (depreciation)	54,017,795	739,786,183
Net increase (decrease) in net assets resulting from operations	27,513,255	947,254,187
Distributions to shareholders	(127,084,628)	(640,240,283)
Share transactions - net increase (decrease)	(207,408,468)	(199,067,212)
Total increase (decrease) in net assets	(306,979,841)	107,946,692
Net Assets
Beginning of period	5,733,883,925	5,625,937,233
End of period	$5,426,904,084	$5,733,883,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 50% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.68	$13.53	$12.03	$11.85	$12.39
Income from Investment Operations
Net investment income (loss)A	.05	.20	.19	.16	.15	.15
Net realized and unrealized gain (loss)	.05	1.76	(.86)	1.58	.35	(.13)
Total from investment operations	.10	1.96	(.67)	1.74	.50	.02
Distributions from net investment income	(.04)	(.20)	(.18)	(.15)	(.15)	(.14)
Distributions from net realized gain	(.24)	(1.15)	(1.00)	(.08)	(.16)	(.42)
Total distributions	(.28)	(1.36)B	(1.18)	(.24)C	(.32)D	(.56)
Net asset value, end of period	$12.10	$12.28	$11.68	$13.53	$12.03	$11.85
Total ReturnE,F,G	.76%	17.89%	(5.28)%	14.45%	4.31%	.06%
Ratios to Average Net AssetsH,I,J
Expenses before reductions	.35%K	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%K	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%K	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.77%K	1.68%	1.52%	1.21%	1.26%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$57	$58	$55	$64	$62	$64
Portfolio turnover rateJ	19%K,L	25%	80%	47%	40%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.36 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $1.153 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.083 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of Underlying Funds.

 K Annualized

 L Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.64	$13.48	$11.99	$11.82	$12.35
Income from Investment Operations
Net investment income (loss)A	.04	.18	.17	.14	.13	.13
Net realized and unrealized gain (loss)	.05	1.75	(.85)	1.57	.34	(.12)
Total from investment operations	.09	1.93	(.68)	1.71	.47	.01
Distributions from net investment income	(.04)	(.19)	(.16)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.24)	(1.15)	(1.00)	(.08)	(.16)	(.42)
Total distributions	(.28)	(1.34)	(1.16)	(.22)B	(.30)C	(.54)
Net asset value, end of period	$12.04	$12.23	$11.64	$13.48	$11.99	$11.82
Total ReturnD,E,F	.68%	17.69%	(5.38)%	14.24%	4.08%	(.02)%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.62%J	1.53%	1.37%	1.06%	1.11%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$107,514	$103,031	$90,234	$100,867	$90,983	$83,447
Portfolio turnover rateI	19%J,K	25%	80%	47%	40%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.68	$13.52	$12.02	$11.85	$12.38
Income from Investment Operations
Net investment income (loss)A	.05	.20	.19	.16	.15	.15
Net realized and unrealized gain (loss)	.05	1.76	(.85)	1.58	.34	(.12)
Total from investment operations	.10	1.96	(.66)	1.74	.49	.03
Distributions from net investment income	(.04)	(.20)	(.18)	(.15)	(.15)	(.14)
Distributions from net realized gain	(.24)	(1.15)	(1.00)	(.08)	(.16)	(.42)
Total distributions	(.28)	(1.36)B	(1.18)	(.24)C	(.32)D	(.56)
Net asset value, end of period	$12.10	$12.28	$11.68	$13.52	$12.02	$11.85
Total ReturnE,F,G	.76%	17.89%	(5.20)%	14.46%	4.22%	.14%
Ratios to Average Net AssetsH,I,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%K	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%K	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.77%K	1.68%	1.52%	1.21%	1.26%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$5,319,332	$5,630,795	$5,535,648	$6,623,127	$6,179,579	$6,046,146
Portfolio turnover rateJ	19%K,L	25%	80%	47%	40%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.36 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $1.153 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.083 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of Underlying Funds.

 K Annualized

 L Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
Fidelity Stock Selector All Cap Fund	35.0
Fidelity U.S. Bond Index Fund	26.5
Fidelity Overseas Fund	6.3
Fidelity Inflation-Protected Bond Index Fund	4.7
Fidelity U.S. Low Volatility Equity Fund	2.2
Fidelity Gold Portfolio	1.9
Fidelity Japan Fund	1.7
Fidelity Low-Priced Stock Fund	1.6
Fidelity Emerging Markets Fund	1.6
Fidelity Equity-Income Fund	1.5
83.0

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	45.9%
International Equity Funds	19.2%
Bond Funds	34.3%
Short-Term Funds	0.4%
Short-Term Investments	0.2%

 * Futures - (2.9)%

VIP FundsManager® 60% Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 65.1%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,258,567	$8,419,816
Fidelity Contrafund (a)	5,747,433	85,751,703
Fidelity Emerging Asia Fund (a)	336,110	17,857,537
Fidelity Emerging Markets Discovery Fund (a)	1,701,288	22,644,140
Fidelity Emerging Markets Fund (a)	2,676,061	93,662,142
Fidelity Equity-Income Fund (a)	1,696,349	89,363,641
Fidelity Europe Fund (a)	1,035,579	34,722,961
Fidelity Global Commodity Stock Fund (a)	2,378,877	24,811,689
Fidelity Gold Portfolio (a)	3,581,857	109,103,366
Fidelity International Capital Appreciation Fund (a)	3,523,302	79,767,567
Fidelity International Discovery Fund (a)	1,809,348	79,629,393
Fidelity International Enhanced Index Fund (a)	7,993,824	69,066,637
Fidelity International Small Cap Fund (a)	1,621,185	38,616,636
Fidelity International Small Cap Opportunities Fund (a)	1,993,716	38,379,026
Fidelity International Value Fund (a)	7,516,649	52,766,875
Fidelity Japan Fund (a)	6,168,217	97,149,421
Fidelity Japan Smaller Companies Fund (a)	5,417,419	84,349,208
Fidelity Large Cap Value Enhanced Index Fund (a)	3,185,849	36,828,419
Fidelity Low-Priced Stock Fund (a)	2,211,518	94,940,455
Fidelity Overseas Fund (a)	7,379,647	364,037,966
Fidelity Pacific Basin Fund (a)	1,011,065	35,478,258
Fidelity Real Estate Investment Portfolio (a)	651,231	24,727,257
Fidelity Stock Selector All Cap Fund (a)	42,555,529	2,036,282,074
Fidelity U.S. Low Volatility Equity Fund (a)	13,544,042	130,970,886
Fidelity Value Discovery Fund (a)	1,666,480	43,678,449
TOTAL EQUITY FUNDS
(Cost $3,512,293,139)		3,793,005,522

Fixed-Income Funds - 34.3%
Fidelity High Income Fund (a)	8,567,240	70,165,698
Fidelity Inflation-Protected Bond Index Fund (a)	25,684,498	274,310,443
Fidelity Long-Term Treasury Bond Index Fund (a)	3,222,223	54,648,910
Fidelity New Markets Income Fund (a)	3,647,319	51,609,570
Fidelity U.S. Bond Index Fund (a)	123,105,661	1,543,744,985
TOTAL FIXED-INCOME FUNDS
(Cost $1,797,346,110)		1,994,479,606

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.12% (b)	22,282,359	22,286,815
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01% (a)(c)	2,995,093	2,997,489
TOTAL MONEY MARKET FUNDS
(Cost $25,282,809)		25,284,304
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.16% 8/13/20 to 9/17/20 (d)
(Cost $14,086,438)	14,090,000	14,086,766
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,349,008,496)		5,826,856,198
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,685,293)
NET ASSETS - 100%		$5,824,170,905

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,032	Sept. 2020	$91,765,440	$708,960	$708,960
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	517	Sept. 2020	79,881,670	(2,352,766)	(2,352,766)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,977	Sept. 2020	97,436,445	(499,134)	(499,134)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	391	Sept. 2020	80,644,316	3,105,192	3,105,192
TOTAL SOLD					253,292
TOTAL FUTURES CONTRACTS					$962,252

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

The notional amount of futures sold as a percentage of Net Assets is 4.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $283,399,093.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,056,021.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,345
Total	$24,345

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,483,867	$--	$--	$--	$--	$(2,064,051)	$8,419,816
Fidelity Contrafund	101,010,860	2,611,629	25,612,520	709,834	2,099,943	5,641,791	85,751,703
Fidelity Emerging Asia Fund	15,426,199	71,429	217,902	--	4,170	2,573,641	17,857,537
Fidelity Emerging Markets Discovery Fund	24,898,042	116,560	368,697	--	(47,849)	(1,953,916)	22,644,140
Fidelity Emerging Markets Fund	107,379,783	501,389	12,243,309	--	(779,520)	(1,196,201)	93,662,142
Fidelity Equity-Income Fund	103,284,890	2,530,265	3,232,540	721,516	(285,389)	(12,933,585)	89,363,641
Fidelity Europe Fund	48,427,545	554,244	9,589,920	--	(1,895,675)	(2,773,233)	34,722,961
Fidelity Global Commodity Stock Fund	50,453,752	575,124	14,712,931	--	(6,023,996)	(5,480,260)	24,811,689
Fidelity Gold Portfolio	88,699,305	1,613,671	3,058,737	590,539	148,516	21,700,611	109,103,366
Fidelity High Income Fund	--	67,547,670	1,028,318	642,752	10,434	3,635,912	70,165,698
Fidelity Inflation-Protected Bond Index Fund	274,974,190	7,004,824	23,592,817	466,401	262,822	15,661,424	274,310,443
Fidelity International Capital Appreciation Fund	31,115,335	45,258,669	1,528,445	--	(44,898)	4,966,906	79,767,567
Fidelity International Discovery Fund	57,317,131	23,242,833	1,888,423	--	(147,337)	1,105,189	79,629,393
Fidelity International Enhanced Index Fund	91,386,612	4,131,183	14,799,235	--	(3,098,174)	(8,553,749)	69,066,637
Fidelity International Small Cap Fund	52,461,360	602,037	6,047,539	--	(1,337,864)	(7,061,358)	38,616,636
Fidelity International Small Cap Opportunities Fund	51,011,625	583,114	9,134,205	--	53,058	(4,134,566)	38,379,026
Fidelity International Value Fund	70,182,558	780,250	6,499,597	--	(1,939,858)	(9,756,478)	52,766,875
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01%	29,693,508	335,574	27,035,733	55,959	2,646	1,494	2,997,489
Fidelity Japan Fund	121,163,757	1,170,504	18,290,249	--	(1,157,246)	(5,737,345)	97,149,421
Fidelity Japan Smaller Companies Fund	93,342,123	--	--	--	--	(8,992,915)	84,349,208
Fidelity Large Cap Value Enhanced Index Fund	30,582,466	11,691,226	900,518	--	(82,723)	(4,462,032)	36,828,419
Fidelity Long-Term Treasury Bond Index Fund	58,531,253	1,306,815	16,233,966	625,156	3,038,629	8,006,179	54,648,910
Fidelity Low-Priced Stock Fund	93,713,561	18,445,282	3,232,331	--	(147,255)	(13,838,802)	94,940,455
Fidelity Mega Cap Stock Fund	154,674,420	1,088,581	128,455,875	--	(39,016,071)	11,708,945	--
Fidelity New Markets Income Fund	55,105,964	1,810,749	1,970,925	1,158,361	(21,058)	(3,315,160)	51,609,570
Fidelity Overseas Fund	435,083,581	4,958,123	50,805,122	--	(5,247,610)	(19,951,006)	364,037,966
Fidelity Pacific Basin Fund	27,334,913	7,927,007	1,071,820	--	(29,946)	1,318,104	35,478,258
Fidelity Real Estate Investment Portfolio	57,366,688	487,731	19,921,286	74,396	(9,419,118)	(3,786,758)	24,727,257
Fidelity Stock Selector All Cap Fund	2,066,454,563	73,056,966	101,382,338	--	(5,377,577)	3,530,460	2,036,282,074
Fidelity U.S. Bond Index Fund	1,517,341,000	35,525,484	88,171,595	18,209,613	2,768,708	76,281,388	1,543,744,985
Fidelity U.S. Low Volatility Equity Fund	--	128,246,943	1,345,011	40,656	5,968	4,062,986	130,970,886
Fidelity Value Discovery Fund	48,739,032	3,285,490	1,606,560	--	(40,002)	(6,699,511)	43,678,449
	$5,967,639,883	$447,061,366	$593,978,464	$23,295,183	$(67,744,272)	$37,504,104	$5,790,482,617

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,793,005,522	$3,793,005,522	$--	$--
Fixed-Income Funds	1,994,479,606	1,994,479,606	--	--
Money Market Funds	25,284,304	25,284,304	--	--
Other Short-Term Investments and Net Other Assets	14,086,766	--	14,086,766	--
Total Investments in Securities:	$5,826,856,198	$5,812,769,432	$14,086,766	$--
Derivative Instruments:
Assets
Futures Contracts	$3,814,152	$3,814,152	$--	$--
Total Assets	$3,814,152	$3,814,152	$--	$--
Liabilities
Futures Contracts	$(2,851,900)	$(2,851,900)	$--	$--
Total Liabilities	$(2,851,900)	$(2,851,900)	$--	$--
Total Derivative Instruments:	$962,252	$962,252	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,814,152	$(2,851,900)
Total Equity Risk	3,814,152	(2,851,900)
Total Value of Derivatives	$3,814,152	$(2,851,900)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,086,438)	$14,086,766
Fidelity Central Funds (cost $22,286,815)	22,286,815
Other affiliated issuers (cost $5,312,635,243)	5,790,482,617
Total Investment in Securities (cost $5,349,008,496)		$5,826,856,198
Receivable for investments sold		84,453
Receivable for fund shares sold		1,434,514
Distributions receivable from Fidelity Central Funds		1,680
Total assets		5,828,376,845
Liabilities
Payable for investments purchased	$327,626
Payable for fund shares redeemed	1,178,951
Accrued management fee	968,683
Distribution and service plan fees payable	72,348
Payable for daily variation margin on futures contracts	1,658,332
Total liabilities		4,205,940
Net Assets		$5,824,170,905
Net Assets consist of:
Paid in capital		$5,425,471,933
Total accumulated earnings (loss)		398,698,972
Net Assets		$5,824,170,905
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($17,556,839 ÷ 1,773,754 shares)		$9.90
Service Class 2:
Net Asset Value, offering price and redemption price per share ($581,627,740 ÷ 58,979,939 shares)		$9.86
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,224,986,326 ÷ 527,891,225 shares)		$9.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$48,614
Affiliated issuers		22,329,180
Interest		38,723
Income from Fidelity Central Funds		24,345
Total income		22,440,862
Expenses
Management fee	$7,048,648
Distribution and service plan fees	708,287
Independent trustees' fees and expenses	9,490
Total expenses before reductions	7,766,425
Expense reductions	(1,698,783)
Total expenses after reductions		6,067,642
Net investment income (loss)		16,373,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,776,991
Fidelity Central Funds	(3,468)
Other affiliated issuers	(67,744,272)
Foreign currency transactions	10,984
Futures contracts	(18,645,072)
Capital gain distributions from underlying funds:
Affiliated issuers	966,003
Total net realized gain (loss)		(83,638,834)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(572)
Affiliated issuers	37,504,104
Assets and liabilities in foreign currencies	(537)
Futures contracts	2,678,537
Total change in net unrealized appreciation (depreciation)		40,181,532
Net gain (loss)		(43,457,302)
Net increase (decrease) in net assets resulting from operations		$(27,084,082)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,373,220	$89,734,019
Net realized gain (loss)	(83,638,834)	134,683,705
Change in net unrealized appreciation (depreciation)	40,181,532	817,976,835
Net increase (decrease) in net assets resulting from operations	(27,084,082)	1,042,394,559
Distributions to shareholders	(156,126,274)	(972,784,748)
Share transactions - net increase (decrease)	27,957,109	599,160,748
Total increase (decrease) in net assets	(155,253,247)	668,770,559
Net Assets
Beginning of period	5,979,424,152	5,310,653,593
End of period	$5,824,170,905	$5,979,424,152

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 60% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.22	$12.50	$11.03	$11.06	$11.97
Income from Investment Operations
Net investment income (loss)A	.03	.16	.16	.13	.13	.13
Net realized and unrealized gain (loss)	(.06)	1.71	(.87)	1.73	.36	(.07)
Total from investment operations	(.03)	1.87	(.71)	1.86	.49	.06
Distributions from net investment income	(.04)	(.15)	(.14)	(.13)	(.14)	(.13)
Distributions from net realized gain	(.23)	(1.74)	(1.42)	(.25)	(.38)	(.84)
Total distributions	(.27)	(1.89)	(1.57)B	(.39)C	(.52)	(.97)
Net asset value, end of period	$9.90	$10.20	$10.22	$12.50	$11.03	$11.06
Total ReturnD,E,F	(.37)%	20.49%	(6.44)%	16.99%	4.79%	.41%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.60%J	1.61%	1.40%	1.11%	1.19%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$17,557	$9,951	$50	$61	$59	$60
Portfolio turnover rateI	20%J,K	33%	91%	47%	35%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.57 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $1.424 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.251 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$10.20	$12.47	$11.01	$11.04	$11.95
Income from Investment Operations
Net investment income (loss)A	.02	.14	.14	.11	.11	.11
Net realized and unrealized gain (loss)	(.06)	1.71	(.86)	1.72	.36	(.07)
Total from investment operations	(.04)	1.85	(.72)	1.83	.47	.04
Distributions from net investment income	(.04)	(.14)	(.13)	(.12)	(.12)	(.11)
Distributions from net realized gain	(.23)	(1.74)	(1.42)	(.25)	(.38)	(.84)
Total distributions	(.27)	(1.88)	(1.55)	(.37)	(.50)	(.95)
Net asset value, end of period	$9.86	$10.17	$10.20	$12.47	$11.01	$11.04
Total ReturnB,C,D	(.47)%	20.25%	(6.51)%	16.76%	4.65%	.27%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.45%H	1.46%	1.25%	.96%	1.04%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$581,628	$594,140	$533,024	$585,346	$507,162	$497,768
Portfolio turnover rateG	20%H,I	33%	91%	47%	35%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.22	$12.50	$11.03	$11.06	$11.97
Income from Investment Operations
Net investment income (loss)A	.03	.16	.16	.13	.13	.13
Net realized and unrealized gain (loss)	(.06)	1.71	(.87)	1.73	.36	(.07)
Total from investment operations	(.03)	1.87	(.71)	1.86	.49	.06
Distributions from net investment income	(.04)	(.15)	(.14)	(.13)	(.14)	(.13)
Distributions from net realized gain	(.23)	(1.74)	(1.42)	(.25)	(.38)	(.84)
Total distributions	(.27)	(1.89)	(1.57)B	(.39)C	(.52)	(.97)
Net asset value, end of period	$9.90	$10.20	$10.22	$12.50	$11.03	$11.06
Total ReturnD,E,F	(.37)%	20.49%	(6.44)%	16.99%	4.79%	.41%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.60%J	1.61%	1.40%	1.11%	1.19%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$5,224,986	$5,375,333	$4,777,580	$5,745,537	$5,874,515	$6,378,497
Portfolio turnover rateI	20%J,K	33%	91%	47%	35%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.57 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $1.424 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.251 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
Fidelity Stock Selector All Cap Fund	40.7
Fidelity U.S. Bond Index Fund	16.6
Fidelity Overseas Fund	7.5
Fidelity Inflation-Protected Bond Index Fund	4.7
Fidelity U.S. Low Volatility Equity Fund	2.5
Fidelity Japan Fund	2.0
Fidelity Low-Priced Stock Fund	1.9
Fidelity Gold Portfolio	1.9
Fidelity Contrafund	1.7
Fidelity Equity-Income Fund	1.7
81.2

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	53.2%
International Equity Funds	21.6%
Bond Funds	24.3%
Short-Term Funds	0.7%
Short-Term Investments	0.3%
Net Other Assets (Liabilities)**	(0.1)%

 * Futures - (2.7)%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 70% Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 74.8%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	346,021	$2,314,879
Fidelity Contrafund (a)	1,829,996	27,303,540
Fidelity Emerging Asia Fund (a)	88,793	4,717,563
Fidelity Emerging Markets Discovery Fund (a)	422,511	5,623,623
Fidelity Emerging Markets Fund (a)	548,504	19,197,649
Fidelity Equity-Income Fund (a)	517,119	27,241,848
Fidelity Europe Fund (a)	335,749	11,257,656
Fidelity Global Commodity Stock Fund (a)	626,675	6,536,217
Fidelity Gold Portfolio (a)	979,220	29,827,053
Fidelity International Capital Appreciation Fund (a)	1,143,171	25,881,393
Fidelity International Discovery Fund (a)	584,719	25,733,495
Fidelity International Enhanced Index Fund (a)	2,582,975	22,316,906
Fidelity International Small Cap Fund (a)	525,264	12,511,783
Fidelity International Small Cap Opportunities Fund (a)	646,047	12,436,405
Fidelity International Value Fund (a)	2,438,329	17,117,071
Fidelity Japan Fund (a)	1,944,968	30,633,252
Fidelity Japan Smaller Companies Fund (a)	1,524,215	23,732,029
Fidelity Large Cap Value Enhanced Index Fund (a)	1,301,605	15,046,553
Fidelity Low-Priced Stock Fund (a)	700,166	30,058,139
Fidelity Overseas Fund (a)	2,390,627	117,929,633
Fidelity Pacific Basin Fund (a)	327,848	11,504,170
Fidelity Real Estate Investment Portfolio (a)	171,651	6,517,607
Fidelity Stock Selector All Cap Fund (a)	13,449,730	643,569,592
Fidelity U.S. Low Volatility Equity Fund (a)	4,107,017	39,714,857
Fidelity Value Discovery Fund (a)	503,585	13,198,959
TOTAL EQUITY FUNDS
(Cost $1,104,242,327)		1,181,921,872

Fixed-Income Funds - 24.3%
Fidelity High Income Fund (a)	2,303,338	18,864,342
Fidelity Inflation-Protected Bond Index Fund (a)	6,961,902	74,353,115
Fidelity Long-Term Treasury Bond Index Fund (a)	881,053	14,942,655
Fidelity New Markets Income Fund (a)	986,561	13,959,835
Fidelity U.S. Bond Index Fund (a)	20,912,471	262,242,383
TOTAL FIXED-INCOME FUNDS
(Cost $345,890,994)		384,362,330

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.12% (b)
(Cost $10,036,738)	10,034,731	10,036,738
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.17% 8/13/20 to 9/17/20 (c)
(Cost $5,198,760)	5,200,000	5,198,863
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,465,368,819)		1,581,519,803
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(859,983)
NET ASSETS - 100%		$1,580,659,820

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	332	Sept. 2020	$29,521,440	$227,481	$227,481
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	165	Sept. 2020	25,494,150	(750,883)	(750,883)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	421	Sept. 2020	20,748,985	(106,290)	(106,290)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	129	Sept. 2020	26,606,437	1,024,475	1,024,475
TOTAL SOLD					167,302
TOTAL FUTURES CONTRACTS					$394,783

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

The notional amount of futures sold as a percentage of Net Assets is 4.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $79,160,948.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,900,937.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,999
Total	$29,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$2,882,353	$--	$--	$--	$--	$(567,474)	$2,314,879
Fidelity Contrafund	31,563,908	666,228	7,208,325	223,077	450,859	1,830,870	27,303,540
Fidelity Emerging Asia Fund	5,056,221	29,433	959,335	--	(21,522)	612,766	4,717,563
Fidelity Emerging Markets Discovery Fund	8,204,814	50,391	1,658,440	--	(529,549)	(443,593)	5,623,623
Fidelity Emerging Markets Fund	27,130,006	208,413	6,891,466	--	13,347	(1,262,651)	19,197,649
Fidelity Equity-Income Fund	32,259,723	667,227	1,408,909	224,608	(180,866)	(4,095,327)	27,241,848
Fidelity Europe Fund	15,326,274	247,205	2,810,132	--	(592,094)	(913,597)	11,257,656
Fidelity Global Commodity Stock Fund	13,950,313	214,558	4,338,748	--	(1,830,251)	(1,459,655)	6,536,217
Fidelity Gold Portfolio	24,555,059	541,051	1,213,966	163,314	25,486	5,919,423	29,827,053
Fidelity High Income Fund	--	18,306,491	429,700	173,497	8,174	979,377	18,864,342
Fidelity Inflation-Protected Bond Index Fund	73,633,252	3,979,782	7,560,776	126,276	74,659	4,226,198	74,353,115
Fidelity International Capital Appreciation Fund	9,860,978	15,103,270	681,500	--	(48,710)	1,647,355	25,881,393
Fidelity International Discovery Fund	24,293,262	2,888,566	915,825	--	(90,791)	(441,717)	25,733,495
Fidelity International Enhanced Index Fund	28,283,699	5,129,710	6,747,506	--	(1,592,625)	(2,756,372)	22,316,906
Fidelity International Small Cap Fund	16,809,087	272,071	1,824,745	--	(445,197)	(2,299,433)	12,511,783
Fidelity International Small Cap Opportunities Fund	16,365,812	259,814	2,832,953	--	(192,595)	(1,163,673)	12,436,405
Fidelity International Value Fund	22,132,884	348,232	1,651,156	--	(508,287)	(3,204,602)	17,117,071
Fidelity Japan Fund	36,357,727	437,848	4,154,982	--	(489,189)	(1,518,152)	30,633,252
Fidelity Japan Smaller Companies Fund	26,262,226	--	--	--	--	(2,530,197)	23,732,029
Fidelity Large Cap Value Enhanced Index Fund	12,550,326	5,180,124	618,036	--	(119,102)	(1,946,759)	15,046,553
Fidelity Long-Term Treasury Bond Index Fund	16,174,948	414,644	4,719,446	172,853	866,707	2,205,802	14,942,655
Fidelity Low-Priced Stock Fund	29,486,047	6,512,938	1,400,669	--	(293,378)	(4,246,799)	30,058,139
Fidelity Mega Cap Stock Fund	48,368,365	492,128	40,041,500	--	(12,368,483)	3,549,490	--
Fidelity New Markets Income Fund	15,115,710	553,033	751,482	317,272	(53,555)	(903,871)	13,959,835
Fidelity Overseas Fund	143,675,789	2,180,416	18,900,646	--	(2,186,819)	(6,839,107)	117,929,633
Fidelity Pacific Basin Fund	8,654,152	2,918,454	482,745	--	(29,011)	443,320	11,504,170
Fidelity Real Estate Investment Portfolio	15,806,856	203,065	5,756,698	19,832	(2,733,616)	(1,002,000)	6,517,607
Fidelity Stock Selector All Cap Fund	671,994,691	17,493,424	40,949,325	--	(4,409,897)	(559,301)	643,569,592
Fidelity U.S. Bond Index Fund	256,661,866	7,093,569	14,875,471	3,088,535	369,003	12,993,416	262,242,383
Fidelity U.S. Low Volatility Equity Fund	--	39,056,958	578,720	12,356	4,518	1,232,101	39,714,857
Fidelity Value Discovery Fund	15,353,100	728,669	694,360	--	(139,309)	(2,049,141)	13,198,959
	1,648,769,448	132,177,712	183,057,562	4,521,620	(27,042,093)	(4,563,303)	1,566,284,202

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,181,921,872	$1,181,921,872	$--	$--
Fixed-Income Funds	384,362,330	384,362,330	--	--
Money Market Funds	10,036,738	10,036,738	--	--
Other Short-Term Investments and Net Other Assets	5,198,863	--	5,198,863	--
Total Investments in Securities:	$1,581,519,803	$1,576,320,940	$5,198,863	$--
Derivative Instruments:
Assets
Futures Contracts	$1,251,956	$1,251,956	$--	$--
Total Assets	$1,251,956	$1,251,956	$--	$--
Liabilities
Futures Contracts	$(857,173)	$(857,173)	$--	$--
Total Liabilities	$(857,173)	$(857,173)	$--	$--
Total Derivative Instruments:	$394,783	$394,783	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,251,956	$(857,173)
Total Equity Risk	1,251,956	(857,173)
Total Value of Derivatives	$1,251,956	$(857,173)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,198,759)	$5,198,863
Fidelity Central Funds (cost $10,036,738)	10,036,738
Other affiliated issuers (cost $1,450,133,322)	1,566,284,202
Total Investment in Securities (cost $1,465,368,819)		$1,581,519,803
Receivable for investments sold		515,752
Receivable for fund shares sold		4,790
Distributions receivable from Fidelity Central Funds		1,180
Total assets		1,582,041,525
Liabilities
Payable for investments purchased	$1,180
Payable for fund shares redeemed	517,462
Accrued management fee	263,342
Distribution and service plan fees payable	7,033
Payable for daily variation margin on futures contracts	592,688
Total liabilities		1,381,705
Net Assets		$1,580,659,820
Net Assets consist of:
Paid in capital		$1,493,987,113
Total accumulated earnings (loss)		86,672,707
Net Assets		$1,580,659,820
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($63,947 ÷ 5,387 shares)		$11.87
Service Class 2:
Net Asset Value, offering price and redemption price per share ($56,435,553 ÷ 4,780,001 shares)		$11.81
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,524,160,320 ÷ 128,432,822 shares)		$11.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$14,737
Affiliated issuers		4,217,695
Interest		10,470
Income from Fidelity Central Funds		29,999
Total income		4,272,901
Expenses
Management fee	$1,932,812
Distribution and service plan fees	67,476
Independent trustees' fees and expenses	2,613
Total expenses before reductions	2,002,901
Expense reductions	(414,093)
Total expenses after reductions		1,588,808
Net investment income (loss)		2,684,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	510,448
Fidelity Central Funds	(1,147)
Other affiliated issuers	(27,042,093)
Foreign currency transactions	3,289
Futures contracts	(3,787,172)
Capital gain distributions from underlying funds:
Affiliated issuers	303,925
Total net realized gain (loss)		(30,012,750)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(132)
Affiliated issuers	(4,563,303)
Assets and liabilities in foreign currencies	(165)
Futures contracts	901,625
Total change in net unrealized appreciation (depreciation)		(3,661,975)
Net gain (loss)		(33,674,725)
Net increase (decrease) in net assets resulting from operations		$(30,990,632)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,684,093	$22,534,371
Net realized gain (loss)	(30,012,750)	39,151,527
Change in net unrealized appreciation (depreciation)	(3,661,975)	248,115,522
Net increase (decrease) in net assets resulting from operations	(30,990,632)	309,801,420
Distributions to shareholders	(44,342,569)	(209,986,205)
Share transactions - net increase (decrease)	(7,022,157)	181,654,878
Total increase (decrease) in net assets	(82,355,358)	281,470,093
Net Assets
Beginning of period	1,663,015,178	1,381,545,085
End of period	$1,580,659,820	$1,663,015,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 70% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$11.71	$14.04	$11.97	$12.05	$12.40
Income from Investment Operations
Net investment income (loss)A	.02	.17	.17	.13	.13	.12
Net realized and unrealized gain (loss)	(.19)	2.26	(1.13)	2.16	.41	(.06)
Total from investment operations	(.17)	2.43	(.96)	2.29	.54	.06
Distributions from net investment income	(.05)	(.16)	(.13)	(.12)	(.13)	(.12)
Distributions from net realized gain	(.28)	(1.61)	(1.24)	(.09)	(.49)	(.29)
Total distributions	(.33)	(1.77)	(1.37)	(.22)B	(.62)	(.41)
Net asset value, end of period	$11.87	$12.37	$11.71	$14.04	$11.97	$12.05
Total ReturnC,D,E	(1.45)%	22.65%	(7.50)%	19.11%	5.04%	.41%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.35%I	1.47%	1.27%	1.01%	1.11%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$64	$67	$63	$76	$71	$72
Portfolio turnover rateH	22%I,J	39%	98%	57%	45%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.094 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$11.67	$13.99	$11.93	$12.02	$12.37
Income from Investment Operations
Net investment income (loss)A	.01	.15	.15	.11	.11	.10
Net realized and unrealized gain (loss)	(.18)	2.25	(1.12)	2.15	.41	(.06)
Total from investment operations	(.17)	2.40	(.97)	2.26	.52	.04
Distributions from net investment income	(.05)	(.15)	(.11)	(.10)	(.12)	(.10)
Distributions from net realized gain	(.28)	(1.61)	(1.24)	(.09)	(.49)	(.29)
Total distributions	(.33)	(1.76)	(1.35)	(.20)B	(.61)	(.39)
Net asset value, end of period	$11.81	$12.31	$11.67	$13.99	$11.93	$12.02
Total ReturnC,D,E	(1.47)%	22.39%	(7.60)%	18.94%	4.86%	.29%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.20%I	1.32%	1.13%	.86%	.96%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$56,436	$57,129	$46,406	$48,977	$38,443	$12,028
Portfolio turnover rateH	22%I,J	39%	98%	57%	45%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.094 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$11.71	$14.04	$11.96	$12.05	$12.39
Income from Investment Operations
Net investment income (loss)A	.02	.17	.17	.13	.13	.12
Net realized and unrealized gain (loss)	(.19)	2.26	(1.13)	2.17	.40	(.05)
Total from investment operations	(.17)	2.43	(.96)	2.30	.53	.07
Distributions from net investment income	(.05)	(.16)	(.13)	(.12)	(.13)	(.12)
Distributions from net realized gain	(.28)	(1.61)	(1.24)	(.09)	(.49)	(.29)
Total distributions	(.33)	(1.77)	(1.37)	(.22)B	(.62)	(.41)
Net asset value, end of period	$11.87	$12.37	$11.71	$14.04	$11.96	$12.05
Total ReturnC,D,E	(1.45)%	22.66%	(7.49)%	19.21%	4.96%	.49%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.35%I	1.47%	1.28%	1.01%	1.11%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,524,160	$1,605,820	$1,335,076	$1,426,071	$1,138,172	$1,096,702
Portfolio turnover rateH	22%I,J	39%	98%	57%	45%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.094 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2020

% of fund's net assets
Fidelity Stock Selector All Cap Fund	49.3
Fidelity Overseas Fund	8.8
Fidelity U.S. Bond Index Fund	4.1
Fidelity Inflation-Protected Bond Index Fund	3.0
Fidelity U.S. Low Volatility Equity Fund	2.9
Fidelity Low-Priced Stock Fund	2.3
Fidelity Contrafund	2.1
Fidelity Equity-Income Fund	2.0
Fidelity Gold Portfolio	2.0
Fidelity International Capital Appreciation Fund	1.9
78.4

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	64.2%
International Equity Funds	24.5%
Bond Funds	10.7%
Short-Term Funds	0.2%
Short-Term Investments	0.5%
Net Other Assets (Liabilities)**	(0.1)%

 * Futures - (1.0)%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 85% Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 88.7%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	122,729	$821,059
Fidelity Contrafund (a)	807,487	12,047,701
Fidelity Emerging Asia Fund (a)	33,122	1,759,766
Fidelity Emerging Markets Discovery Fund (a)	98,887	1,316,187
Fidelity Emerging Markets Fund (a)	209,600	7,336,007
Fidelity Equity-Income Fund (a)	215,661	11,361,013
Fidelity Europe Fund (a)	140,774	4,720,150
Fidelity Global Commodity Stock Fund (a)	277,165	2,890,834
Fidelity Gold Portfolio (a)	371,096	11,303,580
Fidelity International Capital Appreciation Fund (a)	480,333	10,874,743
Fidelity International Discovery Fund (a)	244,442	10,757,910
Fidelity International Enhanced Index Fund (a)	1,086,361	9,386,161
Fidelity International Small Cap Fund (a)	220,695	5,256,965
Fidelity International Small Cap Opportunities Fund (a)	271,354	5,223,558
Fidelity International Value Fund (a)	1,020,267	7,162,276
Fidelity Japan Fund (a)	645,926	10,173,336
Fidelity Japan Smaller Companies Fund (a)	661,640	10,301,739
Fidelity Large Cap Value Enhanced Index Fund (a)	608,458	7,033,772
Fidelity Low-Priced Stock Fund (a)	299,282	12,848,197
Fidelity Overseas Fund (a)	1,001,804	49,418,993
Fidelity Pacific Basin Fund (a)	137,693	4,831,652
Fidelity Real Estate Investment Portfolio (a)	58,546	2,223,004
Fidelity Stock Selector All Cap Fund (a)	5,803,334	277,689,520
Fidelity U.S. Low Volatility Equity Fund (a)	1,661,665	16,068,304
Fidelity Value Discovery Fund (a)	264,423	6,930,522
TOTAL EQUITY FUNDS
(Cost $470,567,006)		499,736,949

Fixed-Income Funds - 10.7%
Fidelity High Income Fund (a)	803,868	6,583,677
Fidelity Inflation-Protected Bond Index Fund (a)	1,602,197	17,111,459
Fidelity Long-Term Treasury Bond Index Fund (a)	510,741	8,662,164
Fidelity New Markets Income Fund (a)	378,117	5,350,358
Fidelity U.S. Bond Index Fund (a)	1,823,271	22,863,823
TOTAL FIXED-INCOME FUNDS
(Cost $53,955,989)		60,571,481

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.12% (b)
(Cost $1,164,452)	1,164,220	1,164,453
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.16% 8/13/20 to 9/17/20 (c)
(Cost $2,569,460)	2,570,000	2,569,485
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $528,256,907)		564,042,368
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(327,960)
NET ASSETS - 100%		$563,714,408

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	174	Sept. 2020	$15,472,080	$118,330	$118,330
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	58	Sept. 2020	8,961,580	(263,947)	(263,947)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	65	Sept. 2020	3,203,525	(16,411)	(16,411)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	44	Sept. 2020	9,075,064	349,433	349,433
TOTAL SOLD					69,075
TOTAL FUTURES CONTRACTS					$187,405

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

The notional amount of futures sold as a percentage of Net Assets is 3.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $24,840,186.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,569,485.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,083
Total	$33,083

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,022,335	$--	$--	$--	$--	$(201,276)	$821,059
Fidelity Contrafund	12,817,014	546,045	2,325,736	90,890	131,851	878,527	12,047,701
Fidelity Emerging Asia Fund	1,835,875	29,254	321,393	--	(34,785)	250,815	1,759,766
Fidelity Emerging Markets Discovery Fund	2,048,755	48,353	508,967	--	(127,837)	(144,117)	1,316,187
Fidelity Emerging Markets Fund	9,739,835	205,000	2,178,525	--	(313,540)	(116,763)	7,336,007
Fidelity Equity-Income Fund	13,133,858	546,034	584,836	92,593	(40,021)	(1,694,022)	11,361,013
Fidelity Europe Fund	6,470,857	261,174	1,370,894	--	(260,675)	(380,312)	4,720,150
Fidelity Global Commodity Stock Fund	3,624,269	176,962	219,011	--	(39,452)	(651,934)	2,890,834
Fidelity Gold Portfolio	9,121,384	408,446	496,131	61,741	15,976	2,253,905	11,303,580
Fidelity High Income Fund	--	6,450,304	215,944	59,817	5,048	344,269	6,583,677
Fidelity Inflation-Protected Bond Index Fund	4,364,655	14,065,135	1,871,176	14,561	23,409	529,436	17,111,459
Fidelity International Capital Appreciation Fund	4,167,722	6,367,328	334,597	--	(4,717)	679,007	10,874,743
Fidelity International Discovery Fund	12,382,452	273,343	1,377,870	--	(172,927)	(347,088)	10,757,910
Fidelity International Enhanced Index Fund	12,707,672	519,123	2,224,798	--	(447,736)	(1,168,100)	9,386,161
Fidelity International Small Cap Fund	6,676,483	285,423	637,337	--	(113,714)	(953,890)	5,256,965
Fidelity International Small Cap Opportunities Fund	6,490,555	271,603	1,030,461	--	(86,580)	(421,559)	5,223,558
Fidelity International Value Fund	9,826,822	366,830	1,314,743	--	(374,132)	(1,342,501)	7,162,276
Fidelity Japan Fund	7,352,688	3,349,557	499,707	--	(20,884)	(8,318)	10,173,336
Fidelity Japan Smaller Companies Fund	11,400,061	1	--	--	--	(1,098,323)	10,301,739
Fidelity Large Cap Value Enhanced Index Fund	8,037,110	639,869	362,505	--	(33,991)	(1,246,711)	7,033,772
Fidelity Long-Term Treasury Bond Index Fund	8,405,881	407,964	1,788,506	96,013	151,909	1,484,916	8,662,164
Fidelity Low-Priced Stock Fund	11,925,022	3,411,121	601,928	--	(55,651)	(1,830,367)	12,848,197
Fidelity Mega Cap Stock Fund	19,642,259	502,168	16,472,923	--	(5,149,045)	1,477,541	--
Fidelity New Markets Income Fund	--	4,918,797	138,429	61,750	3,905	566,085	5,350,358
Fidelity Overseas Fund	62,170,629	2,282,286	10,969,783	--	(885,367)	(3,178,772)	49,418,993
Fidelity Pacific Basin Fund	3,648,910	1,221,095	215,673	--	(6,660)	183,980	4,831,652
Fidelity Real Estate Investment Portfolio	5,230,414	156,588	1,921,323	6,777	(898,562)	(344,113)	2,223,004
Fidelity Stock Selector All Cap Fund	286,115,059	15,259,920	21,128,737	--	(2,324,672)	(232,050)	277,689,520
Fidelity U.S. Bond Index Fund	32,621,317	6,469,997	17,628,174	334,904	816,599	584,084	22,863,823
Fidelity U.S. Low Volatility Equity Fund	--	15,902,107	336,184	5,037	3,617	498,764	16,068,304
Fidelity Value Discovery Fund	6,198,738	1,926,481	308,205	--	(28,384)	(858,108)	6,930,522
	579,178,631	87,268,308	89,384,496	824,083	(10,267,018)	(6,486,995)	560,308,430

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$499,736,949	$499,736,949	$--	$--
Fixed-Income Funds	60,571,481	60,571,481	--	--
Money Market Funds	1,164,453	1,164,453	--	--
Other Short-Term Investments and Net Other Assets	2,569,485	--	2,569,485	--
Total Investments in Securities:	$564,042,368	$561,472,883	$2,569,485	$--
Derivative Instruments:
Assets
Futures Contracts	$467,763	$467,763	$--	$--
Total Assets	$467,763	$467,763	$--	$--
Liabilities
Futures Contracts	$(280,358)	$(280,358)	$--	$--
Total Liabilities	$(280,358)	$(280,358)	$--	$--
Total Derivative Instruments:	$187,405	$187,405	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$467,763	$(280,358)
Total Equity Risk	467,763	(280,358)
Total Value of Derivatives	$467,763	$(280,358)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,569,460)	$2,569,485
Fidelity Central Funds (cost $1,164,452)	1,164,453
Other affiliated issuers (cost $524,522,995)	560,308,430
Total Investment in Securities (cost $528,256,907)		$564,042,368
Receivable for investments sold		2,045
Receivable for fund shares sold		13,005
Distributions receivable from Fidelity Central Funds		76
Total assets		564,057,494
Liabilities
Payable for investments purchased	$76
Payable for fund shares redeemed	14,209
Accrued management fee	94,659
Distribution and service plan fees payable	4,999
Payable for daily variation margin on futures contracts	229,142
Total liabilities		343,085
Net Assets		$563,714,409
Net Assets consist of:
Paid in capital		$543,373,684
Total accumulated earnings (loss)		20,340,725
Net Assets		$563,714,409
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($35 ÷ 3.043 shares)		$11.50
Service Class 2:
Net Asset Value, offering price and redemption price per share ($40,312,849 ÷ 3,541,124.500 shares)		$11.38
Investor Class:
Net Asset Value, offering price and redemption price per share ($523,401,525 ÷ 45,617,467.700 shares)		$11.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$6,003
Affiliated issuers		700,149
Interest		5,542
Income from Fidelity Central Funds		33,083
Total income		744,777
Expenses
Management fee	$682,832
Distribution and service plan fees	47,568
Independent trustees' fees and expenses	919
Total expenses before reductions	731,319
Expense reductions	(155,853)
Total expenses after reductions		575,466
Net investment income (loss)		169,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	246,076
Fidelity Central Funds	870
Other affiliated issuers	(10,267,018)
Foreign currency transactions	1,252
Futures contracts	(4,090,231)
Capital gain distributions from underlying funds:
Affiliated issuers	123,934
Total net realized gain (loss)		(13,985,117)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(115)
Fidelity Central Funds	(59)
Other affiliated issuers	(6,486,995)
Assets and liabilities in foreign currencies	(50)
Futures contracts	227,009
Total change in net unrealized appreciation (depreciation)		(6,260,209)
Net gain (loss)		(20,245,326)
Net increase (decrease) in net assets resulting from operations		$(20,076,015)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$169,311	$7,097,030
Net realized gain (loss)	(13,985,117)	18,587,755
Change in net unrealized appreciation (depreciation)	(6,260,209)	100,139,500
Net increase (decrease) in net assets resulting from operations	(20,076,015)	125,824,285
Distributions to shareholders	(21,244,372)	(89,622,619)
Share transactions - net increase (decrease)	15,180,960	62,742,150
Total increase (decrease) in net assets	(26,139,427)	98,943,816
Net Assets
Beginning of period	589,853,836	490,910,019
End of period	$563,714,409	$589,853,835

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 85% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$11.65	$14.30	$11.81	$11.87	$12.46
Income from Investment Operations
Net investment income (loss)A	–B	.15	.15	.11	.11	.09
Net realized and unrealized gain (loss)	(.31)	2.58	(1.29)	2.61	.48	(.03)
Total from investment operations	(.31)	2.73	(1.14)	2.72	.59	.06
Distributions from net investment income	(.05)	(.14)	(.10)	(.10)	(.11)	(.16)C
Distributions from net realized gain	(.39)	(1.99)	(1.41)	(.13)	(.54)	(.49)C
Total distributions	(.44)	(2.13)	(1.51)	(.23)	(.65)	(.65)
Net asset value, end of period	$11.50	$12.25	$11.65	$14.30	$11.81	$11.87
Total ReturnD,E,F	(2.68)%	26.05%	(8.90)%	23.05%	5.66%	.39%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.25%J	.25%	.33%K	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.17%K	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.17%K	.20%	.20%	.20%
Net investment income (loss)	.02%J	1.26%	1.11%	.81%	.96%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$–	$–	$–	$2	$8	$8
Portfolio turnover rateI	37%J,L	38%	116%	70%	59%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than .005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.59	$14.24	$11.76	$11.83	$12.41
Income from Investment Operations
Net investment income (loss)A	–B	.13	.12	.09	.09	.07
Net realized and unrealized gain (loss)	(.38)	2.60	(1.28)	2.60	.47	(.01)
Total from investment operations	(.38)	2.73	(1.16)	2.69	.56	.06
Distributions from net investment income	(.05)	(.13)	(.09)	(.08)	(.09)	(.15)C
Distributions from net realized gain	(.39)	(1.99)	(1.41)	(.13)	(.54)	(.49)C
Total distributions	(.44)	(2.12)	(1.49)D	(.21)	(.63)	(.64)
Net asset value, end of period	$11.38	$12.20	$11.59	$14.24	$11.76	$11.83
Total ReturnE,F,G	(3.28)%	26.14%	(9.08)%	22.90%	5.47%	.35%
Ratios to Average Net AssetsH,I,J
Expenses before reductions	.50%K	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%K	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%K	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	(.08)%K	1.16%	.93%	.66%	.81%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$40,313	$40,928	$31,555	$33,540	$24,790	$10,346
Portfolio turnover rateJ	37%K,L	38%	116%	70%	59%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than .005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.49 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.409 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of Underlying Funds.

 K Annualized

 L Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.66	$14.31	$11.81	$11.87	$12.46
Income from Investment Operations
Net investment income (loss)A	–B	.15	.14	.11	.11	.09
Net realized and unrealized gain (loss)	(.37)	2.60	(1.28)	2.62	.48	(.03)
Total from investment operations	(.37)	2.75	(1.14)	2.73	.59	.06
Distributions from net investment income	(.05)	(.14)	(.10)	(.10)	(.11)	(.16)C
Distributions from net realized gain	(.39)	(1.99)	(1.41)	(.13)	(.54)	(.49)C
Total distributions	(.44)	(2.13)	(1.51)	(.23)	(.65)	(.65)
Net asset value, end of period	$11.47	$12.28	$11.66	$14.31	$11.81	$11.87
Total ReturnD,E,F	(3.18)%	26.21%	(8.89)%	23.13%	5.66%	.39%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.07%J	1.31%	1.08%	.81%	.96%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$523,402	$548,925	$459,354	$492,831	$407,244	$399,068
Portfolio turnover rateI	37%J,K	38%	116%	70%	59%	67%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than .005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K Portfolio turnover rate excludes certain securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of June 30, 2020 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$796,729,116	$59,352,700	$(4,779,997)	$54,572,703
VIP FundsManager 50% Portfolio	5,022,494,300	466,315,922	(59,823,746)	406,492,176
VIP FundsManager 60% Portfolio	5,361,596,769	548,738,486	(82,516,805)	466,221,681
VIP FundsManager 70% Portfolio	1,467,467,652	139,416,293	(24,969,359)	114,446,934
VIP FundsManager 85% Portfolio	529,738,562	45,182,720	(10,691,509)	34,491,211

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, certain in-kind transactions and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	111,556,170	76,837,344
VIP FundsManager 50% Portfolio	506,393,835	793,928,131
VIP FundsManager 60% Portfolio	557,088,624	708,028,329
VIP FundsManager 70% Portfolio	165,677,096	217,765,163
VIP FundsManager 85% Portfolio	100,830,687	103,440,596

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2021.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$28	$10,733	$10,761
VIP FundsManager 50% Portfolio	28	127,259	127,287
VIP FundsManager 60% Portfolio	6,402	701,885	708,287
VIP FundsManager 70% Portfolio	31	67,445	67,476
VIP FundsManager 85% Portfolio	–	47,568	47,568

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP FundsManager 20% Portfolio	$225
VIP FundsManager 50% Portfolio	3,710
VIP FundsManager 60% Portfolio	4,676
VIP FundsManager 70% Portfolio	1,407
VIP FundsManager 85% Portfolio	586

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity Mega Cap Stock Fund for investments and cash, as shown in the table below.

	Value of investments and cash redeemed from Fidelity Mega Cap Stock Fund	Shares of Fidelity Mega Cap Stock Fund sold	Net realized loss on redemptions of Fidelity Mega Cap Stock Fund
VIP FundsManager 20%	$5,780,254	453,353	$(1,730,419)
VIP FundsManager 50%	99,474,910	7,801,954	(30,614,314)
VIP FundsManager 60%	125,062,846	9,808,851	(38,502,131)
VIP FundsManager 70%	38,077,050	2,986,435	(11,771,557)
VIP FundsManager 85%	15,417,246	1,209,196	(4,791,232)

In addition, each Fund exchanged investments and cash for shares of Fidelity U.S. Low Volatility Equity Fund, as shown in the table below. This exchange did not recognize any gains or loss for federal income tax purposes.

	Value of investments and cash delivered to Fidelity U.S. Low Volatility Equity Fund	Shares of Fidelity U.S. Low Volatility Equity Fund received	Net realized gain on redemptions of investments
VIP FundsManager 20%	$5,912,068	630,957	$38,663
VIP FundsManager 50%	101,614,757	10,844,691	607,195
VIP FundsManager 60%	127,748,659	13,633,795	773,494
VIP FundsManager 70%	38,918,062	4,153,475	234,071
VIP FundsManager 85%	15,777,233	1,683,803	94,531

Net realized gain (loss) on the redemptions of Fidelity Mega Cap Stock Fund and the investments in connection with the exchanges into Fidelity U.S. Low Volatility Equity Fund is included in the accompanying Statements of Operations as "Realized gain (loss) on Other affiliated issuers" and "Realized gain (loss) on Unaffiliated issuers", respectively.

7. Expense Reductions.

The investment adviser contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until April 30, 2021. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$205,115
VIP FundsManager 50% Portfolio	$1,343,817
VIP FundsManager 60% Portfolio	$1,411,627
VIP FundsManager 70% Portfolio	$387,084
VIP FundsManager 85% Portfolio	$136,750

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$28
Service Class 2	4,293
VIP FundsManager 50% Portfolio
Service Class	28
Service Class 2	50,904
VIP FundsManager 60% Portfolio
Service Class	6,402
Service Class 2	280,754
VIP FundsManager 70% Portfolio
Service Class	31
Service Class 2	26,978
VIP FundsManager 85% Portfolio
Service Class 2	19,027

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP FundsManager 20% Portfolio	$31
VIP FundsManager 50% Portfolio	24
VIP FundsManager 85% Portfolio	76

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	355	3,296
Service Class 2	54,816	488,943
Investor Class	5,039,979	43,413,228
Total	$5,095,150	$43,905,467
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	1,303	6,403
Service Class 2	2,328,432	10,344,271
Investor Class	124,754,893	629,889,609
Total	$127,084,628	$640,240,283
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	294,361	127,381
Service Class 2	15,568,263	96,838,260
Investor Class	140,263,650	875,819,107
Total	$156,126,274	$972,784,748
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	1,775	9,527
Service Class 2	1,529,861	7,049,223
Investor Class	42,810,933	202,927,455
Total	$44,342,569	$209,986,205
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	1	32
Service Class 2	1,488,916	5,887,188
Investor Class	19,755,455	83,735,399
Total	$21,244,372	$89,622,619

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year endedDecember 31, 2019	Six months ended June 30, 2020	Year endedDecember 31, 2019
VIP FundsManager 20% Portfolio
Service Class
Shares sold	242	488	$2,698	$5,362
Reinvestment of distributions	1	8	10	85
Shares redeemed	(257)	(475)	(2,856)	(5,200)
Net increase (decrease)	(14)	21	$(148)	$247
Service Class 2
Shares sold	51,081	135,277	$566,751	$1,471,009
Reinvestment of distributions	4,877	45,557	54,816	488,943
Shares redeemed	(109,983)	(148,943)	(1,168,366)	(1,635,546)
Net increase (decrease)	(54,025)	31,891	$(546,799)	$324,406
Investor Class
Shares sold	5,035,391	7,333,333	$55,917,378	$80,852,963
Reinvestment of distributions	447,203	4,030,427	5,039,979	43,413,228
Shares redeemed	(3,980,014)	(5,729,496)	(43,238,853)	(62,457,985)
Net increase (decrease)	1,502,580	5,634,264	$17,718,504	$61,808,206
VIP FundsManager 50% Portfolio
Service Class
Shares sold	36	46	$432	$522
Reinvestment of distributions	1	6	13	65
Shares redeemed	(23)	(54)	(264)	(638)
Net increase (decrease)	14	(2)	$181	$(51)
Service Class 2
Shares sold	1,103,161	1,236,912	$12,462,556	$14,480,294
Reinvestment of distributions	191,640	916,624	2,328,432	10,344,271
Shares redeemed	(789,145)	(1,485,227)	(9,090,576)	(17,356,006)
Net increase (decrease)	505,656	668,309	$5,700,412	$7,468,559
Investor Class
Shares sold	3,885,772	7,577,197	$45,674,700	$89,133,018
Reinvestment of distributions	10,225,811	55,620,389	124,754,893	629,889,609
Shares redeemed	(32,983,583)	(78,756,218)	(383,538,654)	(925,558,347)
Net increase (decrease)	(18,872,000)	(15,558,632)	$(213,109,061)	$(206,535,720)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	896,026	1,033,935	$8,499,953	$10,068,520
Reinvestment of distributions	29,018	11,629	293,084	118,361
Shares redeemed	(127,059)	(74,673)	(1,199,165)	(730,225)
Net increase (decrease)	797,985	970,891	$7,593,872	$9,456,656
Service Class 2
Shares sold	2,609,088	3,065,647	$24,716,890	$30,085,658
Reinvestment of distributions	1,547,541	10,514,925	15,568,263	96,838,260
Shares redeemed	(3,607,862)	(7,415,863)	(33,631,227)	(72,428,400)
Net increase (decrease)	548,767	6,164,709	$6,653,926	$54,495,518
Investor Class
Shares sold	14,819,880	30,000,069	$138,516,708	$290,830,504
Reinvestment of distributions	13,887,490	94,708,477	140,263,650	875,819,107
Shares redeemed	(27,950,640)	(64,915,761)	(265,071,047)	(631,441,037)
Net increase (decrease)	756,730	59,792,785	$13,709,311	$535,208,574
VIP FundsManager 70% Portfolio
Service Class
Shares sold	82	165	$957	$1,914
Reinvestment of distributions	1	5	12	58
Shares redeemed	(84)	(164)	(958)	(1,910)
Net increase (decrease)	(1)	6	$11	$62
Service Class 2
Shares sold	210,123	474,575	$2,343,523	$5,507,534
Reinvestment of distributions	125,604	637,547	1,529,861	7,049,223
Shares redeemed	(195,288)	(450,771)	(2,126,433)	(5,257,009)
Net increase (decrease)	140,439	661,351	$1,746,951	$7,299,748
Investor Class
Shares sold	2,136,111	5,815,873	$25,173,159	$67,612,769
Reinvestment of distributions	3,497,625	18,253,747	42,810,933	202,927,455
Shares redeemed	(7,047,739)	(8,247,223)	(76,753,211)	(96,185,156)
Net increase (decrease)	(1,414,003)	15,822,397	$(8,769,119)	$174,355,068
VIP FundsManager 85% Portfolio
Service Class
Shares sold	4	31	$45	$348
Reinvestment of distributions	–	3	1	32
Shares redeemed	(4)	(55)	(45)	(613)
Net increase (decrease)	–	(21)	$1	$(233)
Service Class 2
Shares sold	211,225	386,898	$2,329,340	$4,407,152
Reinvestment of distributions	124,491	547,479	1,488,916	5,887,188
Shares redeemed	(149,796)	(301,364)	(1,641,820)	(3,379,880)
Net increase (decrease)	185,920	633,013	$2,176,436	$6,914,460
Investor Class
Shares sold	1,940,305	2,367,616	$21,000,321	$27,253,129
Reinvestment of distributions	1,639,457	7,724,153	19,755,455	83,735,399
Shares redeemed	(2,655,614)	(4,808,338)	(27,751,254)	(55,160,605)
Net increase (decrease)	924,148	5,283,431	$13,004,522	$55,827,923

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Japan Smaller Companies Fund	12%	14%	–%
Fidelity International Value Fund	–%	13%	–%
Fidelity Stock Selector All Cap Fund	18%	22%	–%
Fidelity Japan Fund	–%	13%	–%
Fidelity Commodity Strategy Fund	39%	40%	11%
Fidelity U.S. Low Volatility Equity Fund	33%	42%	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Global Commodity Stock Fund	23%
Fidelity Japan Smaller Companies Fund	33%
Fidelity International Value Fund	28%
Fidelity Stock Selector All Cap Fund	52%
Fidelity Japan Fund	30%
Fidelity U.S. Low Volatility Equity Fund	95%
Fidelity Commodity Strategy Fund	100%
Fidelity Emerging Markets Discovery Fund	21%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	99%	–	–%
VIP FundsManager 50% Portfolio	31%	1	63%
VIP FundsManager 60% Portfolio	34%	2	45%
VIP FundsManager 70% Portfolio	96%	–	–%
VIP FundsManager 85% Portfolio	93%	–	–%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,022.30	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$1,021.40	$1.76
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,023.20	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,007.60	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$1,006.80	$1.75
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,007.60	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$1,000.00	$996.30	$.99
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$995.30	$1.74
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Investor Class	.20%
Actual		$1,000.00	$996.30	$.99
Hypothetical-C		$1,000.00	$1,023.87	$1.01
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$1,000.00	$985.50	$.99
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$985.30	$1.73
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Investor Class	.20%
Actual		$1,000.00	$985.50	$.99
Hypothetical-C		$1,000.00	$1,023.87	$1.01
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$1,000.00	$973.20	$--D
Hypothetical-C		$1,000.00	$1,024.86	$--D
Service Class 2.35%
Actual		$1,000.00	$967.20	$1.71
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Investor Class	.20%
Actual		$1,000.00	$968.20	$.98
Hypothetical-C		$1,000.00	$1,023.87	$1.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio

 C 5% return per year before expenses

 D Amount represents less than $.005.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPFM-SANN-0820
1.833444.114

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2020

Days	% of fund's investments
1 - 7	48.5
8 - 30	14.1
31 - 60	11.6
61 - 90	11.3
91 - 180	13.7
> 180	0.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2020
Variable Rate Demand Notes (VRDNs)	0.1%
U.S. Treasury Debt	37.4%
U.S. Government Agency Debt	36.2%
Repurchase Agreements	28.5%
Net Other Assets (Liabilities)*	(2.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/20
Initial Class	0.01%
Service Class	0.01%
Service Class 2	0.01%
Investor Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2020, the most recent period shown in the table, would have been 0.0% for the Initial Class, (0.11)% for the Service Class, (0.26)% for the Service Class 2 and (0.03)% for the Investor Class.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 37.4%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Notes
7/15/20	0.20 to 0.21%	$64,660,200	$64,568,837
U.S. Treasury Obligations - 36.4%
U.S. Treasury Bills
7/2/20 to 12/31/20	0.11 to 1.83	2,168,549,000	2,167,774,047
U.S. Treasury Notes
7/15/20 to 1/31/22	0.17 to 1.63 (b)	250,000,000	250,293,413
			2,418,067,460
TOTAL U.S. TREASURY DEBT
(Cost $2,482,636,297)			2,482,636,297

Variable Rate Demand Note - 0.1%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.14% 7/7/20, LOC Freddie Mac, VRDN
7/7/20	0.14 (b)(c)	400,000	400,000
New York - 0.1%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.17% 7/7/20, LOC Freddie Mac, VRDN
7/7/20	0.17 (b)(c)	1,200,000	1,200,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.17% 7/7/20, LOC Freddie Mac, VRDN
7/7/20	0.17 (b)(c)	600,000	600,000
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.17% 7/7/20, LOC Fannie Mae, VRDN
7/7/20	0.17 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.17% 7/7/20, LOC Fannie Mae, VRDN
7/7/20	0.17 (b)(c)	300,000	300,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.14% 7/7/20, LOC Fannie Mae, VRDN
7/7/20	0.14 (b)(c)	900,000	900,000
FNMA New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, 0.17% 7/7/20, LOC Fannie Mae, VRDN
7/7/20	0.17 (b)(c)	300,000	300,000
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.14% 7/7/20, LOC Fannie Mae, VRDN
7/7/20	0.14 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.13% 7/7/20, LOC Fannie Mae, VRDN
7/7/20	0.13 (b)(c)	200,000	200,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 0.15% 7/7/20, LOC Fannie Mae, VRDN
7/7/20	0.15 (b)	800,000	800,000
			5,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $5,700,000)			5,700,000

U.S. Government Agency Debt - 36.2%
Federal Agencies - 36.2%
Fannie Mae
7/16/20 to 6/24/22	0.12 to 0.68 (b)	516,500,000	516,418,704
Federal Farm Credit Bank
8/4/20 to 4/27/21	0.12 to 0.71 (b)	52,000,000	52,000,143
Federal Home Loan Bank
7/2/20 to 2/10/22	0.09 to 1.61 (b)(d)	1,612,680,000	1,612,544,032
Freddie Mac
7/3/20 to 6/2/22	0.09 to 0.39 (b)	227,400,000	227,393,222
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,408,356,101)			2,408,356,101

U.S. Government Agency Repurchase Agreement - 14.7%
	Maturity Amount	Value
In a joint trading account at 0.09% dated 6/30/20 due 7/1/20 (Collateralized by U.S. Government Obligations) #	$705,318,757	$705,317,000
With:
BMO Capital Markets Corp. at 0.16%, dated 6/5/20 due 7/7/20 (Collateralized by U.S. Government Obligations valued at $5,100,590, 1.64% - 5.50%, 6/1/30 - 1/15/54)	5,001,356	5,000,000
BMO Harris Bank NA at:
0.14%, dated:
6/4/20 due 7/6/20 (Collateralized by U.S. Government Obligations valued at $3,060,391, 2.50% - 4.00%, 3/31/23 - 10/1/47)	3,000,373	3,000,000
6/11/20 due 7/7/20 (Collateralized by U.S. Government Obligations valued at $2,040,205, 2.50% - 4.00%, 3/31/23 - 10/1/47)	2,000,226	2,000,000
0.16%, dated 6/19/20 due 7/7/20 (Collateralized by U.S. Government Obligations valued at $6,120,328, 2.50% - 3.50%, 3/31/23 - 5/1/50)	6,000,827	6,000,000
BNP Paribas, SA at 0.12%, dated 6/26/20 due 7/2/20 (Collateralized by U.S. Government Obligations valued at $10,201,070, 0.00% - 6.50%, 3/15/31 - 11/20/49)	10,000,200	10,000,000
CIBC Bank U.S.A. at 0.14%, dated:
5/29/20 due 7/7/20 (Collateralized by U.S. Government Obligations valued at $6,120,785, 2.45% - 4.50%, 6/1/45 - 8/20/69)	6,001,400	6,000,000
6/22/20 due 7/7/20 (Collateralized by U.S. Government Obligations valued at $5,100,179, 3.00% - 6.00%, 11/15/38 - 11/20/67)	5,000,564	5,000,000
Citibank NA at 0.12%, dated 6/30/20 due 7/7/20
(Collateralized by U.S. Government Obligations valued at $3,072,350, 0.00% - 5.63%, 12/1/20 - 11/15/43)	3,000,070	3,000,000
(Collateralized by U.S. Treasury Obligations valued at $17,340,133, 0.00% - 6.25%, 11/24/20 - 1/1/49)	17,000,397	17,000,000
Citigroup Global Capital Markets, Inc. at:
0.12%, dated 6/30/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $23,460,115, 0.00% - 2.63%, 7/28/20 - 6/30/26)	23,000,537	23,000,000
0.15%, dated 6/9/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $23,462,183, 0.00% - 2.63%, 7/28/20 - 2/28/23)	23,002,875	23,000,000
Deutsche Bank AG, New York at 0.1%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $7,205,275, 1.63% - 3.88%, 9/29/20 - 2/15/46)	7,000,019	7,000,000
Goldman Sachs & Co. at 0.09%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Government Obligations valued at $34,680,087, 3.00% - 7.00%, 10/1/27 - 7/1/49)	34,000,085	34,000,000
ING Financial Markets LLC at:
0.16%, dated 5/29/20 due 7/6/20 (Collateralized by U.S. Government Obligations valued at $5,100,748, 2.50% - 4.50%, 6/1/48 - 7/1/50)	5,000,844	5,000,000
0.17%, dated 6/18/20 due 7/20/20 (Collateralized by U.S. Government Obligations valued at $4,080,251, 2.50%, 7/1/50)	4,000,604	4,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.19%, dated:
6/16/20 due 8/17/20 (Collateralized by U.S. Government Obligations valued at $10,200,808, 2.50% - 4.50%, 6/1/35 - 5/1/50)	10,003,272	10,000,000
6/23/20 due 8/24/20 (Collateralized by U.S. Government Obligations valued at $7,140,302, 2.77% - 4.50%, 2/1/35 - 5/1/50)	7,002,291	7,000,000
Morgan Stanley & Co., LLC at 0.09%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Government Obligations valued at $28,560,071, 2.00% - 4.50%, 1/1/23 - 7/1/50)	28,000,070	28,000,000
RBC Financial Group at 0.13%, dated:
5/7/20 due 7/6/20 (Collateralized by U.S. Government Obligations valued at $20,404,092, 2.50% - 4.50%, 7/25/39 - 6/1/50)	20,004,333	20,000,000
5/8/20 due 7/7/20 (Collateralized by U.S. Government Obligations valued at $17,343,680, 0.50% - 5.94%, 4/30/27 - 8/1/59)	17,003,683	17,000,000
TD Securities (U.S.A.) at 0.09%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Government Obligations valued at $28,560,072, 3.00% - 4.00%, 10/1/32 - 3/1/50)	28,000,070	28,000,000
Wells Fargo Securities, LLC at 0.11%, dated 6/25/20 due 7/2/20 (Collateralized by U.S. Treasury Obligations valued at $11,220,269, 1.13%, 2/28/25)	11,000,235	11,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $979,317,000)		979,317,000

U.S. Treasury Repurchase Agreement - 13.8%
With:
Barclays Bank PLC at 0.08%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $11,330,041, 3.63%, 2/15/44)	11,000,024	11,000,000
BMO Harris Bank NA at 0.12%, dated:
5/26/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $3,060,375, 0.00% - 3.38%, 11/19/20 - 5/15/50)	3,000,500	3,000,000
6/2/20 due 7/2/20 (Collateralized by U.S. Treasury Obligations valued at $8,171,040, 0.00% - 7.63%, 7/16/20 - 2/15/50)	8,000,800	8,000,000
BNP Paribas, SA at:
0.1%, dated 6/30/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $81,613,696, 1.13% - 4.38%, 8/15/26 - 5/15/49)	80,001,556	80,000,000
0.11%, dated:
6/25/20 due 7/2/20 (Collateralized by U.S. Treasury Obligations valued at $22,543,876, 0.31% - 5.25%, 1/31/22 - 2/15/49)	22,000,471	22,000,000
6/26/20 due 7/2/20 (Collateralized by U.S. Treasury Obligations valued at $25,568,825, 0.27% - 6.13%, 4/30/22 - 2/15/49)	25,000,458	25,000,000
6/29/20 due 7/6/20 (Collateralized by U.S. Treasury Obligations valued at $22,440,161, 2.75% - 6.50%, 4/30/23 - 11/15/26)	22,000,471	22,000,000
0.13%, dated 6/24/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $29,580,884, 0.00% - 3.00%, 3/25/21 - 5/15/47)	29,003,142	29,000,000
CIBC Bank U.S.A. at:
0.12%, dated 5/8/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $5,101,076, 0.13% - 3.63%, 1/15/22 - 2/15/47)	5,001,167	5,000,000
0.13%, dated:
5/29/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,682, 1.50% - 1.88%, 1/31/22 - 2/15/30)	5,001,083	5,000,000
7/1/20 due 7/7/20(e)	5,000,542	5,000,000
0.14%, dated 6/19/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,305, 0.13% - 3.63%, 2/15/22 - 5/15/48)	5,000,603	5,000,000
Commerz Markets LLC at:
0.09%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $79,560,254, 1.63% - 2.63%, 2/15/21 - 8/15/29)	78,000,195	78,000,000
0.11%, dated:
6/24/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $23,460,574, 1.63% - 2.88%, 10/31/23 - 7/31/26)	23,000,492	23,000,000
6/25/20 due 7/2/20 (Collateralized by U.S. Treasury Obligations valued at $23,460,512, 0.25% - 2.88%, 1/31/24 - 6/30/27)	23,000,492	23,000,000
6/30/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $30,600,183, 1.63% - 2.88%, 7/31/22 - 11/30/26)	30,000,642	30,000,000
Credit AG at:
0.13%, dated 6/24/20 due 7/8/20 (Collateralized by U.S. Treasury Obligations valued at $3,060,162, 1.50%, 10/31/24)	3,000,152	3,000,000
0.14%, dated 6/26/20 due 7/10/20 (Collateralized by U.S. Treasury Obligations valued at $9,180,276, 1.50%, 10/31/24)	9,000,490	9,000,000
Credit Agricole CIB at:
0.09%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $27,520,041, 1.75%, 12/31/24)	27,000,068	27,000,000
0.12%, dated 6/25/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $15,296,502, 1.38% - 3.38%, 9/30/20 - 5/15/44)	15,000,300	15,000,000
0.13%, dated:
6/26/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $10,197,337, 0.00% - 2.75%, 1/31/22 - 4/30/23)	10,000,506	10,000,000
6/29/20 due 7/6/20 (Collateralized by U.S. Treasury Obligations valued at $24,476,380, 2.25%, 4/30/24)	24,000,607	24,000,000
Credit Suisse AG, New York at 0.08%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $6,120,081, 2.25%, 11/15/24)	6,000,013	6,000,000
Deutsche Bank AG, New York at 0.09%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $27,810,190, 2.50%, 2/15/45)	27,000,068	27,000,000
Deutsche Bank Securities, Inc. at 0.09%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $1,020,054, 8.13%, 5/15/21)	1,000,003	1,000,000
DNB Bank ASA at 0.08%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $19,380,144, 0.25% - 2.50%, 6/15/23 - 2/28/26)	19,000,042	19,000,000
Fixed Income Clearing Corp. - BNYM at 0.1%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $26,520,082, 1.38%, 8/31/26)	26,000,072	26,000,000
ING Financial Markets LLC at:
0.09%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $15,303,353, 2.75%, 2/15/28)	15,000,038	15,000,000
0.1%, dated 6/30/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $1,030,080, 0.00% - 2.88%, 10/27/20 - 11/15/46)	1,000,019	1,000,000
0.11%, dated 6/25/20 due 7/2/20 (Collateralized by U.S. Treasury Obligations valued at $3,086,746, 0.00% - 3.00%, 10/27/20 - 8/15/48)	3,000,064	3,000,000
J.P. Morgan Securities, LLC at 0.1%, dated 6/26/20 due 7/2/20 (Collateralized by U.S. Treasury Obligations valued at $43,860,743, 2.25%, 4/30/24)	43,000,717	43,000,000
Lloyds Bank PLC at:
0.16%, dated:
5/21/20 due:
7/20/20 (Collateralized by U.S. Treasury Obligations valued at $5,101,084, 1.50% - 6.75%, 5/15/21 - 8/15/26)	5,001,333	5,000,000
7/22/20 (Collateralized by U.S. Treasury Obligations valued at $5,143,840, 1.50% - 6.00%, 2/28/25 - 8/15/26)	5,001,378	5,000,000
6/4/20 due:
7/17/20 (Collateralized by U.S. Treasury Obligations valued at $5,131,099, 1.50% - 6.00%, 4/30/24 - 8/15/26)	5,000,956	5,000,000
7/21/20 (Collateralized by U.S. Treasury Obligations valued at $5,131,547, 1.50% - 6.00%, 4/30/24 - 8/15/26)	5,001,044	5,000,000
0.17%, dated:
5/21/20 due:
8/19/20 (Collateralized by U.S. Treasury Obligations valued at $5,143,840, 1.50% - 6.00%, 2/28/25 - 8/15/26)	5,002,125	5,000,000
8/21/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,797, 1.50% - 6.00%, 11/15/20 - 8/15/26)	5,002,172	5,000,000
6/9/20 due 7/9/20 (Collateralized by U.S. Treasury Obligations valued at $5,097,956, 1.50% - 2.13%, 6/30/21 - 8/15/26)	5,000,708	5,000,000
0.18%, dated 6/19/20 due 8/19/20 (Collateralized by U.S. Treasury Obligations valued at $5,103,729, 2.38%, 3/15/22)	5,001,525	5,000,000
Mizuho Bank, Ltd. at 0.08%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $16,467,563, 2.38%, 5/15/29)	16,000,036	16,000,000
Morgan Stanley & Co., LLC at 0.08%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $4,080,010, 4.38%, 5/15/40)	4,000,009	4,000,000
MUFG Securities EMEA PLC at:
0.09%, dated:
6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $61,237,261, 0.13% - 6.63%, 8/15/20 - 11/15/45)	60,000,150	60,000,000
7/1/20 due 7/2/20(e)	5,000,013	5,000,000
0.1%, dated 7/1/20 due 7/7/20(e)	18,000,400	18,000,000
0.11%, dated:
6/23/20 due 7/2/20 (Collateralized by U.S. Treasury Obligations valued at $4,095,019, 2.63% - 3.00%, 6/30/23 - 2/15/47)	4,000,110	4,000,000
6/24/20 due 7/6/20 (Collateralized by U.S. Treasury Obligations valued at $5,121,930, 0.63%, 3/31/27)	5,000,183	5,000,000
6/26/20 due 7/7/20 (Collateralized by U.S. Treasury Obligations valued at $14,290,480, 2.00%, 10/31/22)	14,000,727	14,000,000
6/30/20 due 7/7/20
(Collateralized by U.S. Treasury Obligations valued at $8,170,626, 2.25% - 3.00%, 6/30/25 - 2/15/47)	8,000,367	8,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,045,287, 1.75% - 3.00%, 12/31/26 - 2/15/47)	2,000,055	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $12,238,581, 3.00% - 8.00%, 11/15/21 - 2/15/47)	12,000,293	12,000,000
0.12%, dated:
6/24/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $13,311,406, 1.63%, 9/30/26)	13,000,303	13,000,000
6/26/20 due:
7/1/20 (Collateralized by U.S. Treasury Obligations valued at $2,045,619, 1.63%, 9/30/26)	2,000,033	2,000,000
7/6/20 (Collateralized by U.S. Treasury Obligations valued at $18,391,458, 1.50%, 9/30/24)	18,000,600	18,000,000
7/7/20 (Collateralized by U.S. Treasury Obligations valued at $3,059,934, 2.63%, 7/15/21)	3,000,140	3,000,000
6/30/20 due 7/6/20 (Collateralized by U.S. Treasury Obligations valued at $7,142,507, 1.50%, 1/15/23 - 9/30/24)	7,000,140	7,000,000
Natixis SA at 0.08%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $23,460,133, 0.13% - 2.38%, 6/30/22 - 5/15/27)	23,000,051	23,000,000
Norinchukin Bank at:
0.2%, dated 6/5/20 due 8/5/20 (Collateralized by U.S. Treasury Obligations valued at $8,161,172, 2.00%, 11/15/26)	8,002,711	8,000,000
0.21%, dated:
6/10/20 due 8/7/20 (Collateralized by U.S. Treasury Obligations valued at $4,080,586, 2.00%, 11/15/26)	4,001,353	4,000,000
6/11/20 due 8/11/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,652, 1.50%, 8/15/26)	5,001,779	5,000,000
6/18/20 due 8/18/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,429, 2.00%, 11/15/26)	5,001,779	5,000,000
6/19/20 due 8/19/20 (Collateralized by U.S. Treasury Obligations valued at $4,080,264, 1.50%, 8/15/26)	4,001,423	4,000,000
6/22/20 due 8/24/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,281, 2.75%, 6/30/25)	5,001,838	5,000,000
6/24/20 due 8/25/20 (Collateralized by U.S. Treasury Obligations valued at $7,140,355, 1.50%, 8/15/26)	7,002,532	7,000,000
6/26/20 due 8/26/20 (Collateralized by U.S. Treasury Obligations valued at $5,100,223, 1.50%, 8/15/26)	5,001,779	5,000,000
6/30/20 due 9/1/20 (Collateralized by U.S. Treasury Obligations valued at $3,060,079, 2.75%, 6/30/25)	3,001,103	3,000,000
TD Securities (U.S.A.) at 0.08%, dated 6/30/20 due 7/1/20 (Collateralized by U.S. Treasury Obligations valued at $12,240,111, 1.25% - 2.75%, 12/31/20 - 7/31/26)	12,000,027	12,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $915,000,000)		915,000,000
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $6,791,009,398)		6,791,009,398
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(143,176,430)
NET ASSETS - 100%		$6,647,832,968

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$705,317,000 due 7/01/20 at 0.09%
BNP Paribas, S.A.	$345,153,000
BNY Mellon Capital Markets LLC	48,673,000
Bank Of America, N.A.	33,235,000
Citibank NA	9,232,000
Citigroup Global Markets, Inc.	27,696,000
Credit Agricole CIB New York Branch	14,086,000
ING Financial Markets LLC	4,521,000
JP Morgan Secs LLC	11,661,000
Mitsubishi Ufj Securities (USA)	2,826,000
Mizuho Securities USA, Inc.	14,916,000
Nomura Securities International	6,669,000
Royal Bank Of Canada (NY BRANCH)	48,830,000
Societe Generale (PARIS)	15,824,000
Sumitomo Mitsu Bk Corp Ny (DI)	33,830,000
Sumitomo Mitsui Bk Corp (REPO)	85,125,000
Wells Fargo Securities LLC	3,040,000
$705,317,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,894,317,000) — See accompanying schedule: Unaffiliated issuers (cost $6,791,009,398)		$6,791,009,398
Cash		848
Receivable for investments sold		18,999,106
Receivable for fund shares sold		52,258,368
Interest receivable		2,459,549
Other receivables		44,741
Total assets		6,864,772,010
Liabilities
Payable for investments purchased
Regular delivery	$186,518,022
Delayed delivery	7,998,067
Payable for fund shares redeemed	21,037,632
Accrued management fee	869,387
Distribution and service plan fees payable	326
Other affiliated payables	419,337
Other payables and accrued expenses	96,271
Total liabilities		216,939,042
Net Assets		$6,647,832,968
Net Assets consist of:
Paid in capital		$6,647,718,547
Total accumulated earnings (loss)		114,421
Net Assets		$6,647,832,968
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($2,571,590,482 ÷ 2,571,753,926 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($1,582,182,372 ÷ 1,582,223,563 shares)		$1.00
Service Class 2:
Net Asset Value, offering price and redemption price per share ($229,843,107 ÷ 229,845,547 shares)		$1.00
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,264,217,007 ÷ 2,263,704,398 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$25,896,959
Expenses
Management fee	$5,219,143
Transfer agent fees	2,431,248
Distribution and service plan fees	994,996
Accounting fees and expenses	267,465
Custodian fees and expenses	41,604
Independent trustees' fees and expenses	10,276
Audit	24,161
Legal	7,916
Interest	28,631
Miscellaneous	12,162
Total expenses before reductions	9,037,602
Expense reductions	(329,404)
Total expenses after reductions		8,708,198
Net investment income (loss)		17,188,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		63,427
Total net realized gain (loss)		63,427
Net increase in net assets resulting from operations		$17,252,188

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,188,761	$105,125,779
Net realized gain (loss)	63,427	15,927
Net increase in net assets resulting from operations	17,252,188	105,141,706
Distributions to shareholders	(17,307,240)	(105,152,089)
Share transactions - net increase (decrease)	1,125,673,816	179,101,881
Total increase (decrease) in net assets	1,125,618,764	179,091,498
Net Assets
Beginning of period	5,522,214,204	5,343,122,706
End of period	$6,647,832,968	$5,522,214,204

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Government Money Market Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.020	.016	.007	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.020	.016	.007	.002	–A
Distributions from net investment income	(.003)	(.020)	(.016)	(.007)	(.002)	–A
Total distributions	(.003)	(.020)	(.016)	(.007)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.31%	2.02%	1.65%	.67%	.20%	.03%
Ratios to Average Net AssetsE
Expenses before reductions	.25%F	.26%	.26%	.26%	.25%	.25%
Expenses net of fee waivers, if any	.24%F	.26%	.26%	.26%	.25%	.24%
Expenses net of all reductions	.24%F	.26%	.26%	.26%	.25%	.24%
Net investment income (loss)	.57%F	1.99%	1.65%	.68%	.21%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$2,571,590	$2,182,100	$2,166,787	$1,310,275	$1,203,187	$905,170

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.019	.015	.006	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.019	.015	.006	.001	–A
Distributions from net investment income	(.003)	(.019)	(.015)	(.006)	(.001)	–A
Total distributions	(.003)	(.019)	(.015)	(.006)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.28%	1.92%	1.55%	.57%	.10%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.35%F	.36%	.36%	.36%	.35%	.35%
Expenses net of fee waivers, if any	.32%F	.36%	.36%	.36%	.35%	.26%
Expenses net of all reductions	.32%F	.36%	.36%	.36%	.35%	.26%
Net investment income (loss)	.50%F	1.89%	1.55%	.58%	.11%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,582,182	$1,179,143	$1,191,142	$1,025,081	$1,158,089	$759,317

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.017	.014	.004	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.017	.014	.004	–A	–A
Distributions from net investment income	(.002)	(.017)	(.014)	(.004)	–A	–A
Total distributions	(.002)	(.017)	(.014)	(.004)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.23%	1.76%	1.40%	.42%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.50%F	.51%	.51%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.41%F	.51%	.51%	.51%	.44%	.26%
Expenses net of all reductions	.41%F	.51%	.51%	.51%	.44%	.26%
Net investment income (loss)	.41%F	1.74%	1.40%	.43%	.02%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$229,843	$220,990	$220,358	$202,591	$222,987	$210,538

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.020	.016	.006	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.020	.016	.006	.002	–A
Distributions from net investment income	(.003)	(.020)	(.016)	(.006)	(.002)	–A
Total distributions	(.003)	(.020)	(.016)	(.006)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.30%	1.99%	1.63%	.65%	.18%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.27%F	.28%	.28%	.28%	.27%	.28%
Expenses net of fee waivers, if any	.27%F	.28%	.28%	.28%	.27%	.26%
Expenses net of all reductions	.27%F	.28%	.28%	.28%	.27%	.26%
Net investment income (loss)	.55%F	1.97%	1.62%	.65%	.19%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,264,217	$1,939,981	$1,764,836	$1,287,257	$1,241,922	$1,101,511

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $44,741 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$6,791,009,398

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund delivers securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities delivered, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities delivered. Information regarding securities delivered under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities delivered during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $8,031,844 and the weighted average interest rate was 1.26% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is comprised of an income-based fee and an asset-based fee, and is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,994,384 or an annualized rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .16% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$711,009
Service Class 2	283,987
$994,996

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$837,426.07
Service Class	483,486.07
Service Class 2	77,244.07
Investor Class	1,033,092.09
	$2,431,248

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Government Money Market Portfolio	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Initial Class	$6,887
Service Class	172,657
Service Class 2	103,041
Investor Class	39,000

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,245.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,574.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$7,245,154	$43,645,773
Service Class	3,435,122	22,270,389
Service Class 2	515,095	3,900,525
Investor Class	6,111,869	35,335,402
Total	$17,307,240	$105,152,089

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	1,378,649,769	1,556,350,970	$1,378,649,769	$1,556,350,970
Reinvestment of distributions	7,245,146	43,645,773	7,245,146	43,645,773
Shares redeemed	(996,347,762)	(1,584,662,915)	(996,347,762)	(1,584,662,915)
Net increase (decrease)	389,547,153	15,333,828	$389,547,153	$15,333,828
Service Class
Shares sold	1,016,317,072	1,145,541,728	$1,016,317,072	$1,145,541,728
Reinvestment of distributions	3,435,122	22,270,389	3,435,122	22,270,389
Shares redeemed	(616,689,367)	(1,179,795,203)	(616,689,367)	(1,179,795,203)
Net increase (decrease)	403,062,827	(11,983,086)	$403,062,827	$(11,983,086)
Service Class 2
Shares sold	99,892,042	113,971,218	$99,892,042	$113,971,218
Reinvestment of distributions	515,095	3,900,525	515,095	3,900,525
Shares redeemed	(91,550,884)	(117,237,342)	(91,550,884)	(117,237,342)
Net increase (decrease)	8,856,253	634,401	$8,856,253	$634,401
Investor Class
Shares sold	961,023,406	537,909,344	$961,023,406	$537,909,344
Reinvestment of distributions	6,110,481	35,335,047	6,110,481	35,335,047
Shares redeemed	(642,926,304)	(398,127,653)	(642,926,304)	(398,127,653)
Net increase (decrease)	324,207,583	175,116,738	$324,207,583	$175,116,738

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 27% of the total outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.24%
Actual		$1,000.00	$1,003.10	$1.20
Hypothetical-C		$1,000.00	$1,023.67	$1.21
Service Class	.32%
Actual		$1,000.00	$1,002.80	$1.59
Hypothetical-C		$1,000.00	$1,023.27	$1.61
Service Class 2.41%
Actual		$1,000.00	$1,002.30	$2.04-D
Hypothetical-C		$1,000.00	$1,022.82	$2.06-D
Investor Class	.27%
Actual		$1,000.00	$1,003.00	$1.34
Hypothetical-C		$1,000.00	$1,023.52	$1.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.49 and $2.51, respectively.

VIPMM-SANN-0820
1.705628.122

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than Money Market Central Funds.

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Microsoft Corp.	3.2
Apple, Inc.	2.9
Amazon.com, Inc.	1.4
Alphabet, Inc. Class A	1.3
Facebook, Inc. Class A	1.0
Roche Holding AG (participation certificate)	0.9
UnitedHealh Group, Inc.	0.7
Adobe, Inc.	0.6
Tencent Holdings Ltd.	0.6
Salesforce.com, Inc.	0.5
13.1

Top Market Sectors as of June 30, 2020

(stocks only)	% of fund's net assets
Information Technology	16.2
Health Care	10.2
Financials	9.0
Consumer Discretionary	7.7
Communication Services	6.4
Industrials	6.2
Consumer Staples	5.1
Investment Companies	3.9
Real Estate	2.7
Materials	2.4

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stock Class and Equity Futures	71.5%
Bonds	24.4%
Short-Term Class	4.1%

 * Foreign investments - 26.5%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% 8/27/20 (a)
(Cost $719,845)	720,000	719,849
	Shares	Value

Fixed-Income Funds - 24.9%
Fidelity Emerging Markets Debt Central Fund (b)	207,734	$1,842,603
Fidelity Floating Rate Central Fund (b)	9,988	937,854
Fidelity High Income Central Fund (b)	34,376	3,490,219
Fidelity Inflation-Protected Bond Index Central Fund (b)	91,590	9,747,953
Fidelity International Credit Central Fund (b)	30,243	3,111,434
Fidelity VIP Investment Grade Central Fund (b)	276,882	31,603,351
iShares 20+ Year Treasury Bond ETF	12,525	2,053,223
TOTAL FIXED-INCOME FUNDS
(Cost $48,334,710)		52,786,637

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.12% (c)
(Cost $508,380)	508,278	508,380

Equity Funds - 74.8%
Domestic Equity Funds - 53.5%
Fidelity Communication Services Central Fund (b)	43,883	10,032,993
Fidelity Consumer Discretionary Central Fund (b)	31,315	11,497,568
Fidelity Consumer Staples Central Fund (b)	33,248	6,638,011
Fidelity Energy Central Fund (b)	42,790	2,815,595
Fidelity Financials Central Fund (b)	180,457	15,631,156
Fidelity Health Care Central Fund (b)	32,641	17,261,393
Fidelity Industrials Central Fund (b)	33,816	8,639,967
Fidelity Information Technology Central Fund (b)	55,874	30,255,803
Fidelity Materials Central Fund (b)	13,847	2,519,124
Fidelity Real Estate Equity Central Fund (b)	8,458	891,803
Fidelity Utilities Central Fund (b)	17,872	2,993,259
Market Vectors Gold Miners ETF	118,953	4,363,196

TOTAL DOMESTIC EQUITY FUNDS		113,539,868

International Equity Funds - 21.3%
Fidelity Emerging Markets Equity Central Fund (b)	71,713	15,612,537
Fidelity International Equity Central Fund (b)	329,782	25,930,734
iShares MSCI Japan ETF	67,788	3,722,917

TOTAL INTERNATIONAL EQUITY FUNDS		45,266,188

TOTAL EQUITY FUNDS
(Cost $134,246,871)		158,806,056
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $183,809,806)		212,820,922
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(402,319)
NET ASSETS - 100%		$212,418,603

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	Sept. 2020	$4,635,300	$(133,070)	$(133,070)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	57	Sept. 2020	2,809,245	(14,391)	(14,391)
TOTAL FUTURES CONTRACTS					$(147,461)

The notional amount of futures sold as a percentage of Net Assets is 3.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $4,455,805.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $719,849.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,761
Fidelity Communication Services Central Fund	16,982
Fidelity Consumer Discretionary Central Fund	32,394
Fidelity Consumer Staples Central Fund	59,297
Fidelity Emerging Markets Debt Central Fund	50,526
Fidelity Emerging Markets Equity Central Fund	75,624
Fidelity Energy Central Fund	36,645
Fidelity Financials Central Fund	181,201
Fidelity Floating Rate Central Fund	25,484
Fidelity Health Care Central Fund	85,116
Fidelity High Income Central Fund	57,906
Fidelity Industrials Central Fund	56,437
Fidelity Inflation-Protected Bond Index Central Fund	18,718
Fidelity Information Technology Central Fund	285,758
Fidelity International Credit Central Fund	14,678
Fidelity International Equity Central Fund	212,037
Fidelity Materials Central Fund	12,252
Fidelity Money Market Central Fund	849
Fidelity Real Estate Equity Central Fund	9,096
Fidelity Securities Lending Cash Central Fund	916
Fidelity Utilities Central Fund	30,947
Fidelity VIP Investment Grade Central Fund	470,324
Total	$1,742,948

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$9,416,277	$805,787	$765,451	$(6,539)	$582,919	$10,032,993	0.5%
Fidelity Consumer Discretionary Central Fund	10,863,056	886,966	869,586	(5,055)	622,187	11,497,568	0.5%
Fidelity Consumer Staples Central Fund	7,130,400	516,639	556,318	(26,615)	(426,095)	6,638,011	0.5%
Fidelity Emerging Markets Debt Central Fund	2,032,872	82,989	149,007	(11,601)	(112,650)	1,842,603	0.1%
Fidelity Emerging Markets Equity Central Fund	17,660,309	304,462	976,935	(88,170)	(1,287,129)	15,612,537	0.9%
Fidelity Energy Central Fund	4,513,193	144,355	231,010	(149,514)	(1,461,429)	2,815,595	0.5%
Fidelity Financials Central Fund	20,166,947	774,408	1,341,429	(61,847)	(3,906,923)	15,631,156	0.5%
Fidelity Floating Rate Central Fund	1,049,184	41,736	74,734	(2,354)	(75,978)	937,854	0.1%
Fidelity Health Care Central Fund	16,864,575	426,858	1,261,493	245,452	986,001	17,261,393	0.5%
Fidelity High Income Central Fund	1,073,011	2,545,061	145,883	29	18,001	3,490,219	0.1%
Fidelity Industrials Central Fund	10,435,241	418,152	717,738	(13,360)	(1,482,328)	8,639,967	0.5%
Fidelity Inflation-Protected Bond Index Central Fund	10,554,824	826,298	2,010,297	34,037	343,091	9,747,953	0.6%
Fidelity Information Technology Central Fund	27,161,288	839,230	2,602,235	428,864	4,428,656	30,255,803	0.5%
Fidelity International Credit Central Fund	2,086,650	1,147,582	154,122	(913)	32,237	3,111,434	0.7%
Fidelity International Equity Central Fund	26,155,752	3,723,677	2,257,790	(34,422)	(1,656,483)	25,930,734	1.0%
Fidelity Materials Central Fund	2,523,399	408,019	211,492	(20,498)	(180,304)	2,519,124	0.5%
Fidelity Real Estate Equity Central Fund	3,141,098	31,576	1,553,117	(560,764)	(166,990)	891,803	0.1%
Fidelity Utilities Central Fund	3,644,535	164,301	266,908	(11,276)	(537,393)	2,993,259	0.5%
Fidelity VIP Investment Grade Central Fund	32,122,153	4,137,992	6,067,109	17,140	1,393,175	31,603,351	0.5%
Total	$208,594,764	$18,226,088	$22,212,654	$(267,406)	$(2,887,435)	$201,453,357

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$719,849	$--	$719,849	$--
Fixed-Income Funds	52,786,637	52,786,637	--	--
Money Market Funds	508,380	508,380	--	--
Equity Funds	158,806,056	158,806,056	--	--
Total Investments in Securities:	$212,820,922	$212,101,073	$719,849	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(147,461)	$(147,461)	$--	$--
Total Liabilities	$(147,461)	$(147,461)	$--	$--
Total Derivative Instruments:	$(147,461)	$(147,461)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(147,461)
Total Equity Risk	0	(147,461)
Total Value of Derivatives	$0	$(147,461)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.9%
AAA,AA,A	3.2%
BBB	4.7%
BB	2.0%
B	1.3%
CCC,CC,C	0.3%
D	0.0%(a)
Not Rated	0.8%
Equities	74.6%
Short-Term Investments and Net Other Assets	1.2%
100.0%

 (a) Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.5%
United Kingdom	2.8%
Cayman Islands	2.7%
Switzerland	2.3%
Japan	2.2%
France	2.1%
Netherlands	1.7%
Germany	1.5%
Korea (South)	1.1%
Canada	1.0%
India	1.0%
Others (Individually Less Than 1%)	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,718,224)	$10,859,185
Fidelity Central Funds (cost $174,091,582)	201,961,737
Total Investment in Securities (cost $183,809,806)		$212,820,922
Cash		13
Receivable for investments sold		178,381
Receivable for fund shares sold		5,056
Dividends receivable		1,818
Distributions receivable from Fidelity Central Funds		39
Total assets		213,006,229
Liabilities
Payable for investments purchased	$307,206
Payable for fund shares redeemed	84,237
Accrued management fee	94,090
Distribution and service plan fees payable	849
Payable for daily variation margin on futures contracts	51,780
Other affiliated payables	27,357
Other payables and accrued expenses	22,107
Total liabilities		587,626
Net Assets		$212,418,603
Net Assets consist of:
Paid in capital		$183,878,201
Total accumulated earnings (loss)		28,540,402
Net Assets		$212,418,603
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($93,770,685 ÷ 4,987,516 shares)		$18.80
Service Class:
Net Asset Value, offering price and redemption price per share ($2,882,876 ÷ 154,747 shares)		$18.63
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,920,276 ÷ 157,896 shares)		$18.49
Investor Class:
Net Asset Value, offering price and redemption price per share ($112,844,766 ÷ 6,044,175 shares)		$18.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$60,642
Interest		1,756
Income from Fidelity Central Funds (including $916 from security lending)		1,742,948
Total income		1,805,346
Expenses
Management fee	$557,987
Transfer agent fees	109,164
Distribution and service plan fees	5,011
Accounting fees	51,551
Custodian fees and expenses	1,142
Independent trustees' fees and expenses	355
Audit	21,483
Legal	2,643
Miscellaneous	680
Total expenses before reductions	750,016
Expense reductions	(448)
Total expenses after reductions		749,568
Net investment income (loss)		1,055,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,183,874)
Fidelity Central Funds	(246,921)
Futures contracts	(802,259)
Total net realized gain (loss)		(2,233,054)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	313,624
Fidelity Central Funds	(2,887,449)
Assets and liabilities in foreign currencies	8
Futures contracts	(129,022)
Total change in net unrealized appreciation (depreciation)		(2,702,839)
Net gain (loss)		(4,935,893)
Net increase (decrease) in net assets resulting from operations		$(3,880,115)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,055,778	$3,300,516
Net realized gain (loss)	(2,233,054)	3,149,775
Change in net unrealized appreciation (depreciation)	(2,702,839)	37,397,571
Net increase (decrease) in net assets resulting from operations	(3,880,115)	43,847,862
Distributions to shareholders	(1,671,834)	(14,862,647)
Share transactions - net increase (decrease)	(9,437,759)	(588,981)
Total increase (decrease) in net assets	(14,989,708)	28,396,234
Net Assets
Beginning of period	227,408,311	199,012,077
End of period	$212,418,603	$227,408,311

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager: Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.20	$16.76	$19.21	$18.81	$18.90	$19.15
Income from Investment Operations
Net investment income (loss)A	.10	.28	.26	.25	.24	.27
Net realized and unrealized gain (loss)	(.36)	3.42	(1.69)	2.97	.20	(.27)
Total from investment operations	(.26)	3.70	(1.43)	3.22	.44	–
Distributions from net investment income	–B	(.29)	(.28)	(.24)	(.26)	(.24)
Distributions from net realized gain	(.14)	(.97)	(.74)	(2.58)	(.26)	(.01)
Total distributions	(.14)	(1.26)	(1.02)	(2.82)	(.53)C	(.25)
Net asset value, end of period	$18.80	$19.20	$16.76	$19.21	$18.81	$18.90
Total ReturnD,E,F	(1.38)%	22.83%	(7.65)%	18.73%	2.52%	.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.68%	.68%	.69%	.71%	.70%
Expenses net of fee waivers, if any	.67%I	.68%	.68%	.69%	.71%	.70%
Expenses net of all reductions	.67%I	.68%	.68%	.69%	.70%	.69%
Net investment income (loss)	1.06%I	1.58%	1.40%	1.32%	1.31%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$93,771	$99,971	$89,477	$106,903	$99,882	$108,324
Portfolio turnover rateJ	26%I	35%	32%	29%	142%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.04	$16.63	$19.07	$18.68	$18.79	$19.03
Income from Investment Operations
Net investment income (loss)A	.09	.26	.24	.23	.22	.25
Net realized and unrealized gain (loss)	(.36)	3.39	(1.68)	2.96	.18	(.26)
Total from investment operations	(.27)	3.65	(1.44)	3.19	.40	(.01)
Distributions from net investment income	–B	(.27)	(.26)	(.22)	(.25)	(.22)
Distributions from net realized gain	(.14)	(.97)	(.74)	(2.58)	(.26)	(.01)
Total distributions	(.14)	(1.24)	(1.00)	(2.80)	(.51)	(.23)
Net asset value, end of period	$18.63	$19.04	$16.63	$19.07	$18.68	$18.79
Total ReturnC,D,E	(1.45)%	22.72%	(7.75)%	18.70%	2.34%	(.03)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.78%	.78%	.79%	.81%	.80%
Expenses net of fee waivers, if any	.77%H	.78%	.78%	.79%	.81%	.80%
Expenses net of all reductions	.77%H	.78%	.78%	.79%	.80%	.79%
Net investment income (loss)	.96%H	1.48%	1.30%	1.22%	1.21%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$2,883	$3,009	$2,621	$3,018	$2,698	$2,877
Portfolio turnover rateI	26%H	35%	32%	29%	142%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$16.53	$18.95	$18.58	$18.70	$18.94
Income from Investment Operations
Net investment income (loss)A	.07	.24	.21	.20	.19	.21
Net realized and unrealized gain (loss)	(.35)	3.36	(1.67)	2.94	.18	(.25)
Total from investment operations	(.28)	3.60	(1.46)	3.14	.37	(.04)
Distributions from net investment income	–B	(.24)	(.22)	(.20)	(.23)	(.19)
Distributions from net realized gain	(.14)	(.97)	(.74)	(2.57)	(.26)	(.01)
Total distributions	(.14)	(1.22)C	(.96)	(2.77)	(.49)	(.20)
Net asset value, end of period	$18.49	$18.91	$16.53	$18.95	$18.58	$18.70
Total ReturnD,E,F	(1.51)%	22.49%	(7.88)%	18.49%	2.18%	(.18)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.92%I	.93%	.93%	.94%	.96%	.96%
Expenses net of fee waivers, if any	.92%I	.93%	.93%	.94%	.96%	.96%
Expenses net of all reductions	.92%I	.93%	.93%	.94%	.95%	.95%
Net investment income (loss)	.81%I	1.33%	1.15%	1.07%	1.06%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$2,920	$3,199	$2,904	$3,755	$3,425	$3,533
Portfolio turnover rateJ	26%I	35%	32%	29%	142%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.22 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.973 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$16.66	$19.10	$18.71	$18.82	$19.06
Income from Investment Operations
Net investment income (loss)A	.09	.27	.25	.23	.22	.25
Net realized and unrealized gain (loss)	(.35)	3.39	(1.69)	2.97	.18	(.25)
Total from investment operations	(.26)	3.66	(1.44)	3.20	.40	–
Distributions from net investment income	–B	(.28)	(.26)	(.23)	(.25)	(.23)
Distributions from net realized gain	(.14)	(.97)	(.74)	(2.58)	(.26)	(.01)
Total distributions	(.14)	(1.25)	(1.00)	(2.81)	(.51)	(.24)
Net asset value, end of period	$18.67	$19.07	$16.66	$19.10	$18.71	$18.82
Total ReturnC,D,E	(1.39)%	22.70%	(7.72)%	18.68%	2.35%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.76%	.76%	.77%	.79%	.78%
Expenses net of fee waivers, if any	.75%H	.76%	.76%	.77%	.79%	.78%
Expenses net of all reductions	.75%H	.76%	.76%	.77%	.79%	.77%
Net investment income (loss)	.98%H	1.50%	1.32%	1.24%	1.23%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$112,845	$121,229	$104,010	$116,417	$97,855	$106,942
Portfolio turnover rateI	26%H	35%	32%	29%	142%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Equity Central Funds	FMR	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.05%
Fidelity International Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	FMR	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FMR	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	FMR	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Delayed Delivery & When Issued Securities Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FMR	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2020, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,673,790
Gross unrealized depreciation	(4,695,130)
Net unrealized appreciation (depreciation)	$29,978,660
Tax cost	$182,694,801

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager: Growth Portfolio	26,838,164	33,920,127

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,401
Service Class 2	3,610
$5,011

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$28,923.06
Service Class	883.06
Service Class 2	910.06
Investor Class	78,448.14
	$109,164

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Asset Manager: Growth Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager: Growth Portfolio	$13

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Asset Manager: Growth Portfolio	$269

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to $100. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $448.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$731,699	$6,588,499
Service Class	22,232	193,404
Service Class 2	23,340	211,636
Investor Class	894,563	7,869,108
Total	$1,671,834	$14,862,647

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	40,777	88,245	$735,937	$1,585,026
Reinvestment of distributions	37,218	372,512	731,699	6,588,499
Shares redeemed	(297,157)	(593,287)	(5,305,989)	(10,626,407)
Net increase (decrease)	(219,162)	(132,530)	$(3,838,353)	$(2,452,882)
Service Class
Shares sold	363	3,819	$6,837	$67,537
Reinvestment of distributions	1,141	11,036	22,232	193,404
Shares redeemed	(4,806)	(14,474)	(84,724)	(260,577)
Net increase (decrease)	(3,302)	381	$(55,655)	$364
Service Class 2
Shares sold	2,750	13,781	$49,458	$243,776
Reinvestment of distributions	1,206	12,188	23,340	211,636
Shares redeemed	(15,228)	(32,496)	(277,251)	(579,318)
Net increase (decrease)	(11,272)	(6,527)	$(204,453)	$(123,906)
Investor Class
Shares sold	227,819	344,490	$3,770,834	$6,210,062
Reinvestment of distributions	45,805	448,003	894,563	7,869,108
Shares redeemed	(585,165)	(680,860)	(10,004,695)	(12,091,727)
Net increase (decrease)	(311,541)	111,633	$(5,339,298)	$1,987,443

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 86% of the total outstanding shares of the Fund.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.67%
Actual		$1,000.00	$986.20	$3.31
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Service Class	.77%
Actual		$1,000.00	$985.50	$3.80
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Service Class 2.92%
Actual		$1,000.00	$984.90	$4.54
Hypothetical-C		$1,000.00	$1,020.29	$4.62
Investor Class	.75%
Actual		$1,000.00	$986.10	$3.70
Hypothetical-C		$1,000.00	$1,021.13	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPAMG-SANN-0820
1.705700.122

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Note to Shareholders
VIP Investment Grade Bond Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Fidelity® VIP Investment Grade Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2020
U.S. Government and U.S. Government Agency Obligations	45.8%
AAA	3.3%
AA	1.8%
A	11.5%
BBB	26.1%
BB and Below	9.8%
Not Rated	1.5%
Short-Term Investments and Net Other Assets	0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity’s fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Corporate Bonds	45.7%
U.S. Government and U.S. Government Agency Obligations	45.8%
Asset-Backed Securities	3.6%
CMOs and Other Mortgage Related Securities	2.3%
Municipal Bonds	1.1%
Other Investments	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 11.1%

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity’s fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. Fidelity VIP Investment Grade Central Fund’s holdings and financial statements are included at the end of this report.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

VIP Investment Grade Bond Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.1%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,820,600	14,017,119
U.S. Treasury Obligations - 0.8%
U.S. Treasury Bonds 3% 2/15/49	13,381,600	18,463,994
U.S. Treasury Notes 0.625% 5/15/30	20,000,000	19,939,063

TOTAL U.S. TREASURY OBLIGATIONS		38,403,057

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $44,170,897)		52,420,176
	Shares	Value

Fixed-Income Funds - 98.0%
Fidelity Specialized High Income Central Fund (a)	2,344,266	$225,729,339
Fidelity VIP Investment Grade Central Fund (a)(b)	39,614,708	4,521,622,808
TOTAL FIXED-INCOME FUNDS
(Cost $4,363,125,999)		4,747,352,147

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.12% (c)
(Cost $56,977,862)	56,966,841	56,978,234
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,464,274,758)		4,856,750,557
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(15,187,385)
NET ASSETS - 100%		$4,841,563,172

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177,210
Fidelity Specialized High Income Central Fund	5,322,170
Fidelity VIP Investment Grade Central Fund	61,274,741
Total	$66,774,121

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$231,564,896	$50,322,170	$50,000,000	$185,847	$(6,343,574)	$225,729,339	44.5%
Fidelity VIP Investment Grade Central Fund	4,224,609,743	376,951,295	282,005,025	(3,149,191)	205,215,986	4,521,622,808	70.5%
Total	$4,456,174,639	$427,273,465	$332,005,025	$(2,963,344)	$198,872,412	$4,747,352,147

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$52,420,176	$--	$52,420,176	$--
Fixed-Income Funds	4,747,352,147	4,747,352,147	--	--
Money Market Funds	56,978,234	56,978,234	--	--
Total Investments in Securities:	$4,856,750,557	$4,804,330,381	$52,420,176	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Cayman Islands	2.4%
United Kingdom	1.8%
Mexico	1.4%
Others (Individually Less Than 1%)	5.5%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $44,170,897)	$52,420,176
Fidelity Central Funds (cost $4,420,103,861)	4,804,330,381
Total Investment in Securities (cost $4,464,274,758)		$4,856,750,557
Receivable for fund shares sold		22,907,913
Interest receivable		207,785
Distributions receivable from Fidelity Central Funds		4,255
Total assets		4,879,870,510
Liabilities
Payable for investments purchased	$35,676,557
Payable for fund shares redeemed	586,020
Accrued management fee	1,198,975
Distribution and service plan fees payable	410,300
Other affiliated payables	403,362
Other payables and accrued expenses	32,124
Total liabilities		38,307,338
Net Assets		$4,841,563,172
Net Assets consist of:
Paid in capital		$4,406,410,896
Total accumulated earnings (loss)		435,152,276
Net Assets		$4,841,563,172
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,187,708,660 ÷ 85,414,412 shares)		$13.91
Service Class:
Net Asset Value, offering price and redemption price per share ($641,296,671 ÷ 46,680,669 shares)		$13.74
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,728,518,915 ÷ 127,753,153 shares)		$13.53
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,284,038,926 ÷ 92,740,606 shares)		$13.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$694,854
Income from Fidelity Central Funds		66,774,121
Total income		67,468,975
Expenses
Management fee	$7,031,231
Transfer agent fees	1,788,791
Distribution and service plan fees	2,468,241
Accounting fees and expenses	579,159
Custodian fees and expenses	14,333
Independent trustees' fees and expenses	7,762
Registration fees	4,013
Audit	24,166
Legal	6,003
Miscellaneous	15,147
Total expenses before reductions	11,938,846
Expense reductions	(4,558)
Total expenses after reductions		11,934,288
Net investment income (loss)		55,534,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,618,866
Fidelity Central Funds	(2,962,761)
Total net realized gain (loss)		8,656,105
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,413,377
Fidelity Central Funds	198,872,413
Total change in net unrealized appreciation (depreciation)		200,285,790
Net gain (loss)		208,941,895
Net increase (decrease) in net assets resulting from operations		$264,476,582

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,534,687	$119,250,418
Net realized gain (loss)	8,656,105	996,847
Change in net unrealized appreciation (depreciation)	200,285,790	256,365,827
Net increase (decrease) in net assets resulting from operations	264,476,582	376,613,092
Distributions to shareholders	(20,700,816)	(116,450,620)
Share transactions - net increase (decrease)	12,270,673	458,358,146
Total increase (decrease) in net assets	256,046,439	718,520,618
Net Assets
Beginning of period	4,585,516,733	3,866,996,115
End of period	$4,841,563,172	$4,585,516,733

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investment Grade Bond Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$12.34	$12.80	$12.64	$12.37	$12.79
Income from Investment Operations
Net investment income (loss)A	.168	.382	.311	.325	.344	.345
Net realized and unrealized gain (loss)	.632	.806	(.381)	.204	.240	(.419)
Total from investment operations	.800	1.188	(.070)	.529	.584	(.074)
Distributions from net investment income	(.056)	(.358)	(.313)	(.312)	(.308)	(.336)
Distributions from net realized gain	(.004)	–	(.077)	(.057)	(.006)	(.010)
Total distributions	(.060)	(.358)	(.390)	(.369)	(.314)	(.346)
Net asset value, end of period	$13.91	$13.17	$12.34	$12.80	$12.64	$12.37
Total ReturnB,C,D	6.09%	9.67%	(.53)%	4.22%	4.74%	(.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.41%	.41%	.42%
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.41%	.41%	.42%
Expenses net of all reductions	.40%G	.40%	.40%	.41%	.41%	.42%
Net investment income (loss)	2.51%G	2.93%	2.49%	2.53%	2.67%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$1,187,709	$1,146,767	$928,285	$1,069,371	$1,023,875	$1,052,893
Portfolio turnover rateH	19%G	5%	8%	6%	11%	9%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$12.20	$12.66	$12.50	$12.24	$12.66
Income from Investment Operations
Net investment income (loss)A	.159	.364	.295	.309	.328	.329
Net realized and unrealized gain (loss)	.619	.800	(.377)	.207	.236	(.416)
Total from investment operations	.778	1.164	(.082)	.516	.564	(.087)
Distributions from net investment income	(.054)	(.344)	(.301)	(.299)	(.298)	(.323)
Distributions from net realized gain	(.004)	–	(.077)	(.057)	(.006)	(.010)
Total distributions	(.058)	(.344)	(.378)	(.356)	(.304)	(.333)
Net asset value, end of period	$13.74	$13.02	$12.20	$12.66	$12.50	$12.24
Total ReturnB,C,D	5.99%	9.58%	(.63)%	4.16%	4.63%	(.71)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.51%	.51%	.52%
Expenses net of all reductions	.50%G	.50%	.50%	.51%	.51%	.52%
Net investment income (loss)	2.41%G	2.83%	2.39%	2.43%	2.57%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$641,297	$582,182	$553,442	$587,652	$541,803	$520,000
Portfolio turnover rateH	19%G	5%	8%	6%	11%	9%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.83	$12.03	$12.49	$12.34	$12.09	$12.51
Income from Investment Operations
Net investment income (loss)A	.147	.340	.272	.286	.304	.306
Net realized and unrealized gain (loss)	.608	.787	(.372)	.203	.235	(.410)
Total from investment operations	.755	1.127	(.100)	.489	.539	(.104)
Distributions from net investment income	(.051)	(.327)	(.283)	(.282)	(.283)	(.306)
Distributions from net realized gain	(.004)	–	(.077)	(.057)	(.006)	(.010)
Total distributions	(.055)	(.327)	(.360)	(.339)	(.289)	(.316)
Net asset value, end of period	$13.53	$12.83	$12.03	$12.49	$12.34	$12.09
Total ReturnB,C,D	5.90%	9.40%	(.79)%	3.99%	4.48%	(.85)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.65%	.65%	.66%	.66%	.67%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.66%	.66%	.67%
Expenses net of all reductions	.65%G	.65%	.65%	.66%	.66%	.67%
Net investment income (loss)	2.26%G	2.68%	2.24%	2.28%	2.42%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,728,519	$1,698,902	$1,505,566	$1,514,502	$1,310,808	$1,186,855
Portfolio turnover rateH	19%G	5%	8%	6%	11%	9%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.12	$12.29	$12.75	$12.59	$12.32	$12.75
Income from Investment Operations
Net investment income (loss)A	.165	.376	.305	.319	.338	.340
Net realized and unrealized gain (loss)	.625	.808	(.380)	.206	.243	(.428)
Total from investment operations	.790	1.184	(.075)	.525	.581	(.088)
Distributions from net investment income	(.056)	(.354)	(.308)	(.308)	(.305)	(.332)
Distributions from net realized gain	(.004)	–	(.077)	(.057)	(.006)	(.010)
Total distributions	(.060)	(.354)	(.385)	(.365)	(.311)	(.342)
Net asset value, end of period	$13.85	$13.12	$12.29	$12.75	$12.59	$12.32
Total ReturnB,C,D	6.04%	9.67%	(.57)%	4.20%	4.74%	(.71)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.43%	.44%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.43%G	.43%	.44%	.44%	.45%	.45%
Expenses net of all reductions	.43%G	.43%	.44%	.44%	.45%	.45%
Net investment income (loss)	2.47%G	2.90%	2.46%	2.49%	2.63%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,284,039	$1,157,666	$879,703	$1,030,725	$915,550	$792,855
Portfolio turnover rateH	19%G	5%	8%	6%	11%	9%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity VIP Investment Grade Central Fund	FMR	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$446,023,503
Gross unrealized depreciation	(4,321,570)
Net unrealized appreciation (depreciation)	$441,701,933
Tax cost	$4,415,048,624

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,631,547)
Long-term	(16,012,740)
Total capital loss carryforward	$(17,644,287)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	427,273,465	332,005,025

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$298,815
Service Class 2	2,169,426
$2,468,241

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$388,779.07
Service Class	203,194.07
Service Class 2	590,084.07
Investor Class	606,734.10
	$1,788,791

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Investment Grade Bond Portfolio	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Investment Grade Bond Portfolio	$5,662

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,558.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$5,195,249	$29,643,012
Service Class	2,600,509	15,321,484
Service Class 2	7,547,143	41,958,587
Investor Class	5,357,915	29,527,537
Total	$20,700,816	$116,450,620

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	14,106,711	24,096,083	$190,570,528	$316,593,233
Reinvestment of distributions	388,866	2,271,170	5,195,248	29,643,012
Shares redeemed	(16,122,593)	(14,546,872)	(215,412,483)	(189,162,526)
Net increase (decrease)	(1,627,016)	11,820,381	$(19,646,707)	$157,073,719
Service Class
Shares sold	11,496,559	9,918,527	$152,443,658	$127,112,713
Reinvestment of distributions	197,008	1,189,053	2,600,509	15,321,484
Shares redeemed	(9,720,974)	(11,767,385)	(127,619,511)	(151,792,577)
Net increase (decrease)	1,972,593	(659,805)	$27,424,656	$(9,358,380)
Service Class 2
Shares sold	13,720,286	18,822,189	$177,869,406	$237,591,452
Reinvestment of distributions	580,103	3,300,601	7,547,143	41,958,587
Shares redeemed	(18,941,921)	(14,893,908)	(245,370,670)	(187,283,764)
Net increase (decrease)	(4,641,532)	7,228,882	$(59,954,121)	$92,266,275
Investor Class
Shares sold	14,659,760	19,947,576	$197,965,507	$260,600,681
Reinvestment of distributions	402,851	2,271,254	5,357,915	29,527,537
Shares redeemed	(10,552,379)	(5,559,657)	(138,876,577)	(71,751,686)
Net increase (decrease)	4,510,232	16,659,173	$64,446,845	$218,376,532

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 27% of the total outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.40%
Actual		$1,000.00	$1,060.90	$2.05
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Service Class	.50%
Actual		$1,000.00	$1,059.90	$2.56
Hypothetical-C		$1,000.00	$1,022.38	$2.51
Service Class 2.65%
Actual		$1,000.00	$1,059.00	$3.33
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Investor Class	.43%
Actual		$1,000.00	$1,060.40	$2.20
Hypothetical-C		$1,000.00	$1,022.73	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

The following are the financial statements for the Fidelity® VIP Investment Grade Central Fund as of June 30, 2020 which is a direct investment of VIP Investment Grade Bond Portfolio.

Fidelity® VIP Investment Grade Central Fund

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2020
U.S. Government and U.S. Government Agency Obligations	47.9%
AAA	3.5%
AA	2.1%
A	12.3%
BBB	27.7%
BB and Below	5.8%
Not Rated	1.6%
Short-Term Investments and Net Other Assets*	(0.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Corporate Bonds	44.2%
U.S. Government and U.S. Government Agency Obligations	47.9%
Asset-Backed Securities	3.8%
CMOs and Other Mortgage Related Securities	2.5%
Municipal Bonds	1.1%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.9)%

 * Foreign investments - 10.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity® VIP Investment Grade Central Fund

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.95% 7/15/26	$12,000,000	$12,976,330
3.6% 2/17/23	6,270,000	6,729,947
4.1% 2/15/28	1,423,000	1,630,883
4.3% 2/15/30	2,799,000	3,270,101
4.45% 4/1/24	480,000	537,753
4.5% 3/9/48	13,000,000	15,254,844
4.75% 5/15/46	15,700,000	18,592,005
Verizon Communications, Inc.:
3% 3/22/27	1,295,000	1,436,349
3.15% 3/22/30	6,416,000	7,252,187
4% 3/22/50	2,150,000	2,706,637
4.862% 8/21/46	7,441,000	10,115,297
5.012% 4/15/49	2,962,000	4,129,371
5.5% 3/16/47	7,027,000	10,403,888
		95,035,592
Entertainment - 0.6%
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	2,526,331
5.95% 4/1/41	1,407,000	2,087,352
The Walt Disney Co.:
3.8% 3/22/30	23,020,000	26,876,972
4.7% 3/23/50	7,268,000	9,477,745
		40,968,400
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,121,995
4.908% 7/23/25	3,860,000	4,426,384
5.375% 5/1/47	18,172,000	21,450,157
6.484% 10/23/45	2,744,000	3,645,794
Comcast Corp.:
3.4% 4/1/30	1,642,000	1,869,808
3.75% 4/1/40	576,000	677,526
3.9% 3/1/38	1,072,000	1,272,523
4.6% 8/15/45	2,841,000	3,650,902
4.65% 7/15/42	2,539,000	3,269,310
Discovery Communications LLC:
3.625% 5/15/30	3,476,000	3,801,733
4.65% 5/15/50	9,399,000	10,658,932
Fox Corp.:
3.666% 1/25/22	721,000	754,707
4.03% 1/25/24	1,268,000	1,405,516
4.709% 1/25/29	1,835,000	2,203,863
5.476% 1/25/39	1,809,000	2,417,968
5.576% 1/25/49	1,201,000	1,689,678
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,559,066
4.5% 9/15/42	924,000	992,359
5.5% 9/1/41	1,700,000	2,044,656
5.875% 11/15/40	1,500,000	1,847,399
6.55% 5/1/37	20,209,000	26,578,709
7.3% 7/1/38	3,781,000	5,235,259
		113,574,244
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	6,100,000	6,767,950
3.875% 4/15/30 (a)	8,820,000	9,830,507
4.375% 4/15/40 (a)	1,316,000	1,522,244
4.5% 4/15/50 (a)	2,586,000	3,046,179
		21,166,880

TOTAL COMMUNICATION SERVICES		270,745,116

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.7%
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	10,004,707
4.2% 3/1/21	5,411,000	5,482,946
4.25% 5/15/23	2,080,000	2,171,946
4.375% 9/25/21	15,702,000	16,126,804
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	5,728,000	5,915,632
3.125% 5/12/23 (a)	4,990,000	5,248,167
		44,950,202
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,235,413
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	1,685,000	1,912,964
3.6% 7/1/30	2,005,000	2,306,079
4.2% 4/1/50	1,015,000	1,229,431
		5,448,474
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	1,998,546
3% 11/19/24	4,395,000	4,602,223
		6,600,769
Specialty Retail - 0.7%
AutoNation, Inc. 4.75% 6/1/30	764,000	827,711
AutoZone, Inc.:
3.625% 4/15/25	1,142,000	1,276,096
4% 4/15/30	5,311,000	6,137,311
Lowe's Companies, Inc.:
4.5% 4/15/30	3,815,000	4,679,145
5% 4/15/40	2,443,000	3,173,744
5.125% 4/15/50	2,866,000	3,956,150
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,177,000	1,378,009
The Home Depot, Inc. 3.3% 4/15/40	3,351,000	3,799,611
TJX Companies, Inc.:
3.75% 4/15/27	4,337,000	4,947,461
3.875% 4/15/30	8,057,000	9,466,260
4.5% 4/15/50	3,258,000	4,165,740
		43,807,238
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.25% 3/27/40	2,409,000	2,714,055

TOTAL CONSUMER DISCRETIONARY		106,756,151

CONSUMER STAPLES - 3.4%
Beverages - 2.0%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	10,689,956
4.9% 2/1/46	11,511,000	14,004,105
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	3,700,000	4,159,409
4.35% 6/1/40	3,527,000	4,016,464
4.5% 6/1/50	5,000,000	5,961,952
4.6% 6/1/60	3,700,000	4,423,078
4.75% 4/15/58	5,750,000	6,940,585
5.45% 1/23/39	4,690,000	5,924,021
5.55% 1/23/49	10,715,000	14,342,257
5.8% 1/23/59 (Reg. S)	11,321,000	16,103,546
Molson Coors Beverage Co.:
3% 7/15/26	7,500,000	7,786,948
5% 5/1/42	13,093,000	13,904,826
The Coca-Cola Co.:
3.375% 3/25/27	5,679,000	6,511,520
3.45% 3/25/30	3,470,000	4,081,956
4.125% 3/25/40	1,967,000	2,504,435
4.2% 3/25/50	3,643,000	4,782,282
		126,137,340
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	3,009,698
Food Products - 0.1%
Archer Daniels Midland Co. 3.25% 3/27/30	1,642,000	1,860,126
Conagra Brands, Inc. 3.8% 10/22/21	1,121,000	1,165,013
General Mills, Inc. 2.875% 4/15/30	718,000	780,592
		3,805,731
Tobacco - 1.3%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,575,840
4% 1/31/24	2,227,000	2,452,375
4.25% 8/9/42	5,531,000	5,830,292
4.5% 5/2/43	3,707,000	3,979,208
4.8% 2/14/29	5,504,000	6,416,003
5.375% 1/31/44	6,678,000	8,003,049
5.95% 2/14/49	3,700,000	4,851,108
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,013,974
4.25% 7/21/25 (a)	15,488,000	17,046,032
Reynolds American, Inc.:
4% 6/12/22	3,228,000	3,410,474
4.45% 6/12/25	2,341,000	2,637,361
5.7% 8/15/35	1,215,000	1,515,364
5.85% 8/15/45	9,320,000	11,654,394
6.15% 9/15/43	4,000,000	4,964,402
7.25% 6/15/37	2,962,000	3,958,215
		86,308,091

TOTAL CONSUMER STAPLES		219,260,860

ENERGY - 5.3%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,576,777
Halliburton Co.:
3.8% 11/15/25	151,000	163,553
4.85% 11/15/35	2,154,000	2,265,441
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	65,400
8.95% 4/1/45 (b)	2,104,000	52,600
		4,123,771
Oil, Gas & Consumable Fuels - 5.2%
Amerada Hess Corp.:
7.125% 3/15/33	1,003,000	1,170,218
7.3% 8/15/31	1,341,000	1,566,042
7.875% 10/1/29	4,387,000	5,265,092
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,201,795
5.85% 2/1/35	2,497,000	2,887,270
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	5,808,165
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,336,000	1,517,599
DCP Midstream LLC 4.75% 9/30/21 (a)	3,739,000	3,806,452
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,717,870
5.6% 4/1/44	1,227,000	981,600
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,229,300
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,795,544
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,294,938
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,547,785
Enbridge, Inc.:
4% 10/1/23	2,813,000	3,048,598
4.25% 12/1/26	1,773,000	2,017,761
Energy Transfer Partners LP:
3.75% 5/15/30	2,315,000	2,287,554
4.2% 9/15/23	1,186,000	1,260,128
4.25% 3/15/23	1,017,000	1,073,535
4.5% 4/15/24	1,262,000	1,368,144
4.95% 6/15/28	4,048,000	4,346,324
5% 5/15/50	5,176,000	4,890,365
5.25% 4/15/29	2,052,000	2,239,293
5.8% 6/15/38	2,257,000	2,299,506
6% 6/15/48	1,470,000	1,524,852
6.25% 4/15/49	1,409,000	1,493,213
Enterprise Products Operating LP 3.7% 2/15/26	4,800,000	5,394,251
Exxon Mobil Corp. 3.482% 3/19/30	13,440,000	15,304,380
Hess Corp. 4.3% 4/1/27	870,000	900,408
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,781,718
6.55% 9/15/40	460,000	579,740
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,956,987
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,248,586
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.2129% 9/9/21 (b)(c)	1,583,000	1,570,451
3 month U.S. LIBOR + 1.100% 1.4129% 9/9/22 (b)(c)	2,383,000	2,343,466
4.5% 7/15/23	1,975,000	2,124,151
4.8% 2/15/29	1,126,000	1,252,394
4.875% 12/1/24	2,736,000	3,038,779
5.5% 2/15/49	3,377,000	3,831,658
Occidental Petroleum Corp.:
2.6% 8/13/21	1,544,000	1,508,936
2.7% 8/15/22	1,364,000	1,269,816
2.9% 8/15/24	4,509,000	3,855,195
3.2% 8/15/26	607,000	489,989
3.5% 8/15/29	1,909,000	1,401,779
4.3% 8/15/39	278,000	191,739
4.4% 8/15/49	279,000	193,964
4.85% 3/15/21	1,620,000	1,607,850
5.55% 3/15/26	5,174,000	4,722,362
6.2% 3/15/40	1,700,000	1,423,750
6.45% 9/15/36	4,602,000	3,938,898
6.6% 3/15/46	5,708,000	4,968,643
7.5% 5/1/31	7,680,000	7,140,173
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	3,804,000	3,788,784
7.25% 3/17/44	24,245,000	26,283,095
Petroleos Mexicanos:
4.5% 1/23/26	5,320,000	4,641,700
5.95% 1/28/31 (a)	1,521,000	1,249,654
6.35% 2/12/48	13,200,000	9,720,480
6.49% 1/23/27 (a)	3,830,000	3,496,369
6.5% 3/13/27	4,830,000	4,376,946
6.5% 1/23/29	5,560,000	4,831,084
6.75% 9/21/47	12,105,000	9,293,614
6.84% 1/23/30 (a)	20,585,000	18,034,391
6.95% 1/28/60 (a)	7,879,000	6,049,102
7.69% 1/23/50 (a)	16,210,000	13,523,193
Phillips 66 Co.:
3.7% 4/6/23	476,000	508,840
3.85% 4/9/25	614,000	680,566
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,285,299
3.6% 11/1/24	1,389,000	1,418,672
3.65% 6/1/22	2,155,000	2,202,915
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,142,996
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	7,977,000	8,808,029
Southwestern Energy Co. 6.2% 1/23/25 (b)	2,509,000	2,148,331
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,326,994
The Williams Companies, Inc.:
3.5% 11/15/30	8,506,000	8,947,595
3.7% 1/15/23	1,208,000	1,276,698
4.55% 6/24/24	13,337,000	14,798,844
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	1,017,000	1,086,067
3.95% 5/15/50 (a)	3,282,000	3,512,372
Valero Energy Corp.:
2.7% 4/15/23	1,663,000	1,725,407
2.85% 4/15/25	957,000	1,009,382
Western Gas Partners LP:
3.95% 6/1/25	868,000	813,073
4.5% 3/1/28	2,000,000	1,880,000
4.65% 7/1/26	9,056,000	8,673,837
4.75% 8/15/28	1,155,000	1,105,913
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,660,205
3.9% 1/15/25	1,216,000	1,330,544
4% 11/15/21	2,221,000	2,293,651
4.3% 3/4/24	5,449,000	5,919,997
4.5% 11/15/23	1,751,000	1,917,669
		333,441,314

TOTAL ENERGY		337,565,085

FINANCIALS - 19.7%
Banks - 8.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	32,129,141
3.3% 1/11/23	4,342,000	4,623,709
3.419% 12/20/28 (b)	18,965,000	21,120,176
3.5% 4/19/26	5,024,000	5,655,242
3.864% 7/23/24 (b)	4,370,000	4,748,180
3.95% 4/21/25	4,125,000	4,564,348
4.2% 8/26/24	19,977,000	22,167,419
4.25% 10/22/26	4,261,000	4,884,480
4.45% 3/3/26	1,517,000	1,741,827
Barclays PLC:
2.852% 5/7/26 (b)	8,092,000	8,424,006
3.25% 1/12/21	4,610,000	4,669,930
4.375% 1/12/26	6,221,000	7,004,970
5.088% 6/20/30 (b)	7,347,000	8,374,883
5.2% 5/12/26	6,222,000	6,921,353
BNP Paribas SA 2.219% 6/9/26 (a)(b)	7,541,000	7,704,199
CIT Group, Inc. 3.929% 6/19/24 (b)	1,670,000	1,632,592
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,441,838
3.352% 4/24/25 (b)	4,959,000	5,357,995
3.875% 3/26/25	9,500,000	10,347,521
4.05% 7/30/22	1,800,000	1,913,278
4.3% 11/20/26	1,733,000	1,966,986
4.412% 3/31/31 (b)	10,622,000	12,562,510
4.45% 9/29/27	17,100,000	19,487,094
4.6% 3/9/26	2,195,000	2,506,155
5.5% 9/13/25	5,524,000	6,545,059
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,116,040
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,781,885
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	4,660,000	5,136,122
3.8% 9/15/22	7,240,000	7,690,627
3.8% 6/9/23	8,582,000	9,241,098
4.55% 4/17/26	2,575,000	2,960,888
Discover Bank 4.2% 8/8/23	2,849,000	3,111,495
Fifth Third Bancorp 8.25% 3/1/38	4,319,000	7,004,034
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,367,806
4.95% 3/31/30	1,425,000	1,705,343
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,032,922
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,443,960
5.71% 1/15/26 (a)	9,864,000	10,453,945
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	4,318,000	4,591,669
3.797% 7/23/24 (b)	5,719,000	6,200,987
3.875% 9/10/24	43,751,000	48,507,701
4.125% 12/15/26	14,080,000	16,383,632
4.493% 3/24/31 (b)	12,800,000	15,637,068
NatWest Markets PLC 2.375% 5/21/23 (a)	8,695,000	8,901,473
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,406,724
Regions Financial Corp. 2.25% 5/18/25	6,527,000	6,827,697
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	4,651,000	4,882,100
5.125% 5/28/24	20,522,000	22,448,748
6% 12/19/23	10,433,000	11,687,494
6.1% 6/10/23	13,369,000	14,802,563
6.125% 12/15/22	8,239,000	8,993,871
Synchrony Bank 3% 6/15/22	4,542,000	4,638,795
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,879,955
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,563,000	4,750,075
4.478% 4/4/31 (b)	14,300,000	17,311,294
5.013% 4/4/51 (b)	21,093,000	29,130,057
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	4,097,213
		524,620,172
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,987,986
4.25% 2/15/24	4,287,000	4,652,660
Ares Capital Corp. 4.2% 6/10/24	8,906,000	9,119,137
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	10,941,607
3.869% 1/12/29 (a)(b)	4,020,000	4,437,547
4.194% 4/1/31 (a)(b)	9,619,000	10,968,141
Deutsche Bank AG 4.5% 4/1/25	10,381,000	10,182,346
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,544,533
3.3% 11/16/22	9,310,000	9,522,624
5% 2/14/22	9,082,000	9,480,368
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,481,164
3.2% 2/23/23	7,150,000	7,589,103
3.691% 6/5/28 (b)	41,645,000	46,642,942
3.8% 3/15/30	15,490,000	17,669,719
4.25% 10/21/25	2,269,000	2,557,116
6.75% 10/1/37	2,246,000	3,238,618
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,647,398
3.75% 3/24/25	5,075,000	5,756,297
4.875% 2/15/24	2,240,000	2,530,684
Morgan Stanley:
3.125% 1/23/23	26,000,000	27,567,938
3.125% 7/27/26	21,964,000	24,231,378
3.622% 4/1/31 (b)	10,036,000	11,462,398
3.625% 1/20/27	11,000,000	12,417,353
3.737% 4/24/24 (b)	5,000,000	5,390,314
4.431% 1/23/30 (b)	4,395,000	5,235,231
4.875% 11/1/22	7,751,000	8,429,159
5% 11/24/25	14,636,000	17,094,979
5.75% 1/25/21	3,512,000	3,616,873
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,458,884
State Street Corp.:
2.825% 3/30/23 (a)(b)	681,000	706,624
3.152% 3/30/31 (a)(b)	435,000	487,448
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,963,105
		322,011,674
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	5,626,291
3.5% 5/26/22	1,724,000	1,705,763
3.5% 1/15/25	8,300,000	7,790,266
4.125% 7/3/23	4,192,000	4,099,044
4.45% 12/16/21	2,938,000	2,967,210
4.45% 4/3/26	3,126,000	2,962,671
4.875% 1/16/24	5,015,000	4,981,888
6.5% 7/15/25	3,625,000	3,797,666
Ally Financial, Inc.:
3.05% 6/5/23	9,631,000	9,764,234
5.125% 9/30/24	2,138,000	2,308,911
5.8% 5/1/25	5,237,000	5,846,983
8% 11/1/31	2,703,000	3,486,952
Capital One Financial Corp.:
2.6% 5/11/23	7,472,000	7,802,680
3.65% 5/11/27	13,479,000	14,736,881
3.8% 1/31/28	6,237,000	6,934,484
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,338,494
3.95% 11/6/24	2,847,000	3,113,940
4.1% 2/9/27	3,673,000	4,013,903
4.5% 1/30/26	4,686,000	5,250,929
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	16,789,155
5.085% 1/7/21	2,973,000	2,970,176
5.584% 3/18/24	6,246,000	6,306,586
5.596% 1/7/22	6,152,000	6,198,140
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,550,095
3.75% 8/15/21	2,203,000	2,252,424
3.95% 12/1/27	7,681,000	8,027,259
4.25% 8/15/24	2,218,000	2,332,637
4.375% 3/19/24	5,468,000	5,727,882
5.15% 3/19/29	8,400,000	9,468,666
Toyota Motor Credit Corp.:
2.9% 3/30/23	7,749,000	8,216,310
3% 4/1/25	1,720,000	1,870,844
3.375% 4/1/30	2,300,000	2,642,892
		176,882,256
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc.:
3.9% 4/20/23	1,041,000	1,114,283
4.35% 4/20/28	4,250,000	4,759,379
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,081,405
3.875% 8/15/22	5,542,000	5,748,576
4.05% 7/1/30	618,000	631,247
4.125% 6/15/26	4,647,000	4,859,820
4.125% 5/15/29	5,051,000	5,243,380
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	5,580,519
Pine Street Trust I 4.572% 2/15/29 (a)	5,707,000	6,507,532
Pine Street Trust II 5.568% 2/15/49 (a)	5,700,000	6,316,345
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	3,047,033
		49,889,519
Insurance - 3.0%
AFLAC, Inc. 3.6% 4/1/30	2,371,000	2,767,823
AIA Group Ltd. 3.375% 4/7/30 (a)	7,358,000	8,014,843
American International Group, Inc.:
2.5% 6/30/25	11,900,000	12,591,251
3.3% 3/1/21	2,355,000	2,394,651
3.4% 6/30/30	11,900,000	12,890,445
3.75% 7/10/25	8,311,000	9,197,293
4.875% 6/1/22	3,597,000	3,879,296
Five Corners Funding Trust II 2.85% 5/15/30 (a)	9,549,000	9,846,539
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,793,270
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30	2,411,000	2,504,904
4.375% 3/15/29	3,978,000	4,795,537
4.75% 3/15/39	1,825,000	2,342,335
4.8% 7/15/21	2,278,000	2,356,894
4.9% 3/15/49	3,633,000	4,936,972
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	6,306,000	6,477,234
MetLife, Inc. 4.55% 3/23/30	11,500,000	14,233,375
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	27,560,000	27,566,848
3% 1/10/23 (a)	2,636,000	2,791,629
New York Life Insurance Co. 3.75% 5/15/50 (a)	1,760,000	1,983,341
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	5,598,397
Progressive Corp. 3.2% 3/26/30	878,000	996,715
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,464,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (a)	3,991,000	4,111,404
4.9% 9/15/44 (a)	5,347,000	6,867,485
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,997,460
Unum Group:
3.875% 11/5/25	4,860,000	5,045,841
4% 3/15/24	5,930,000	6,266,664
4% 6/15/29	4,410,000	4,567,240
4.5% 3/15/25	6,953,000	7,468,253
5.625% 9/15/20	2,889,000	2,914,755
5.75% 8/15/42	7,278,000	7,722,294
		192,384,988

TOTAL FINANCIALS		1,265,788,609

HEALTH CARE - 2.8%
Biotechnology - 0.3%
AbbVie, Inc. 3.45% 3/15/22 (a)	6,868,000	7,135,249
Upjohn, Inc.:
1.125% 6/22/22 (a)	3,058,000	3,074,417
1.65% 6/22/25 (a)	983,000	1,002,124
2.7% 6/22/30 (a)	4,997,000	5,133,977
3.85% 6/22/40 (a)	2,177,000	2,334,789
4% 6/22/50 (a)	3,759,000	4,023,373
		22,703,929
Health Care Providers & Services - 1.9%
Centene Corp.:
3.375% 2/15/30	5,100,000	5,149,521
4.25% 12/15/27	5,745,000	5,928,323
4.625% 12/15/29	8,925,000	9,449,522
4.75% 1/15/25	4,565,000	4,673,054
Cigna Corp.:
3.05% 10/15/27 (a)	3,200,000	3,477,368
4.125% 9/15/20 (a)	2,723,000	2,742,087
4.375% 10/15/28	6,064,000	7,176,331
4.8% 8/15/38	3,776,000	4,783,158
4.9% 12/15/48	3,772,000	4,985,754
CVS Health Corp.:
3% 8/15/26	625,000	683,354
3.25% 8/15/29	1,435,000	1,585,148
3.625% 4/1/27	1,795,000	2,016,333
3.7% 3/9/23	2,500,000	2,686,235
3.75% 4/1/30	3,421,000	3,933,776
4.1% 3/25/25	12,312,000	13,917,737
4.125% 4/1/40	2,381,000	2,808,199
4.25% 4/1/50	676,000	813,112
4.3% 3/25/28	13,403,000	15,669,341
4.78% 3/25/38	5,967,000	7,412,420
5.05% 3/25/48	8,772,000	11,410,338
HCA Holdings, Inc. 4.75% 5/1/23	215,000	233,290
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,258,247
6.015% 11/15/48	4,201,000	4,727,872
UnitedHealth Group, Inc. 2.75% 5/15/40	2,006,000	2,127,361
		120,647,881
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.497% 3/25/30	1,590,000	1,966,755
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	5,009,201
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	1,003,000	1,023,060
5.022% 8/28/23 (b)	3,166,000	3,324,300
5.65% 8/28/28 (b)	1,334,000	1,479,139
Mylan NV:
3.15% 6/15/21	5,002,000	5,106,572
3.95% 6/15/26	2,549,000	2,849,914
4.55% 4/15/28	4,000,000	4,594,882
Perrigo Finance PLC 3.5% 12/15/21	449,000	447,768
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	10,043,816
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	939,000	919,882
2.8% 7/21/23	1,463,000	1,382,078
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,740,393
		37,921,005

TOTAL HEALTH CARE		183,239,570

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	2,268,000	2,473,441
The Boeing Co.:
5.04% 5/1/27	2,962,000	3,265,990
5.15% 5/1/30	2,962,000	3,304,659
5.705% 5/1/40	3,000,000	3,392,786
5.805% 5/1/50	3,000,000	3,539,712
5.93% 5/1/60	2,960,000	3,497,637
		19,474,225
Industrial Conglomerates - 0.0%
3M Co. 3.7% 4/15/50	444,000	528,046
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,119,909
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,572,000	1,481,887
3.95% 7/1/24 (a)	2,088,000	1,826,775
4.375% 5/1/26 (a)	2,546,000	2,140,762
5.25% 5/15/24 (a)	3,813,000	3,481,424
		8,930,848
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,306,079
3% 9/15/23	877,000	864,399
3.375% 6/1/21	2,523,000	2,533,033
3.375% 7/1/25	6,445,000	6,443,337
3.75% 2/1/22	4,522,000	4,571,666
3.875% 4/1/21	3,180,000	3,198,301
3.875% 7/3/23	5,581,000	5,653,086
4.25% 2/1/24	5,740,000	5,877,968
4.25% 9/15/24	3,565,000	3,624,795
		34,072,664

TOTAL INDUSTRIALS		64,125,692

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,922,155
5.85% 7/15/25 (a)	1,294,000	1,486,600
6.02% 6/15/26 (a)	1,564,000	1,793,087
6.1% 7/15/27 (a)	2,376,000	2,744,439
6.2% 7/15/30 (a)	2,056,000	2,394,752
		13,341,033
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. 2.497% 4/24/23	7,020,000	7,289,849
NVIDIA Corp.:
2.85% 4/1/30	1,993,000	2,216,483
3.5% 4/1/40	2,154,000	2,512,887
		12,019,219
Software - 0.5%
Oracle Corp.:
2.8% 4/1/27	5,858,000	6,396,452
2.95% 4/1/30	5,900,000	6,572,853
3.6% 4/1/40	5,860,000	6,651,472
3.6% 4/1/50	5,860,000	6,604,298
3.85% 4/1/60	5,900,000	6,903,044
		33,128,119

TOTAL INFORMATION TECHNOLOGY		58,488,371

MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	1,930,509
6.75% 10/19/75 (a)(b)	4,773,000	5,500,883
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,815,250
4.5% 8/1/47 (a)	1,720,000	1,967,788
		11,214,430
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,167,000	5,188,814
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,215,768
Boston Properties, Inc.:
3.25% 1/30/31	3,880,000	4,173,619
3.85% 2/1/23	4,708,000	5,027,080
4.5% 12/1/28	3,891,000	4,652,719
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,672,541
4.25% 1/15/24	3,408,000	3,726,828
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,358,796
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,255,147
3.75% 12/1/24	1,576,000	1,732,732
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,728,647
HCP, Inc.:
3.25% 7/15/26	573,000	626,210
3.5% 7/15/29	656,000	714,290
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,323,409
3.5% 8/1/26	1,366,000	1,475,810
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,361,741
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,401,852
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	5,913,000	5,787,322
4.375% 8/1/23	6,023,000	6,252,397
4.5% 1/15/25	2,677,000	2,763,144
4.5% 4/1/27	16,195,000	16,964,308
4.75% 1/15/28	6,382,000	6,753,439
4.95% 4/1/24	1,354,000	1,425,793
5.25% 1/15/26	5,686,000	6,083,475
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	949,256
5% 12/15/23	737,000	756,780
Simon Property Group LP 2.45% 9/13/29	1,628,000	1,614,320
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,279,263
4.25% 2/1/26	2,954,000	2,991,101
Store Capital Corp. 4.625% 3/15/29	1,793,000	1,833,022
Ventas Realty LP:
3% 1/15/30	7,629,000	7,556,780
3.125% 6/15/23	1,289,000	1,326,541
3.5% 2/1/25	6,443,000	6,649,964
4% 3/1/28	2,243,000	2,376,548
4.125% 1/15/26	1,557,000	1,670,875
4.375% 2/1/45	763,000	775,904
4.75% 11/15/30	10,016,000	11,251,657
VEREIT Operating Partnership LP 3.4% 1/15/28	1,593,000	1,602,632
Weingarten Realty Investors 3.375% 10/15/22	812,000	828,741
WP Carey, Inc.:
3.85% 7/15/29	1,275,000	1,325,510
4% 2/1/25	5,360,000	5,595,130
		150,049,905
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,674,977
3.95% 11/15/27	4,613,000	4,735,661
4.1% 10/1/24	5,070,000	5,280,881
4.55% 10/1/29	5,842,000	6,129,277
Digital Realty Trust LP:
3.95% 7/1/22	3,320,000	3,517,551
4.75% 10/1/25	3,533,000	4,076,235
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,341,610
4.5% 4/18/22	1,218,000	1,127,187
Post Apartment Homes LP 3.375% 12/1/22	790,000	823,836
Tanger Properties LP:
3.125% 9/1/26	6,109,000	5,640,788
3.75% 12/1/24	3,470,000	3,368,193
3.875% 12/1/23	1,792,000	1,760,842
		46,477,038

TOTAL REAL ESTATE		196,526,943

UTILITIES - 1.9%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	3,447,000	3,587,176
3.743% 5/1/26	13,180,000	13,961,705
Duke Energy Corp. 2.45% 6/1/30	2,783,000	2,932,201
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (a)	2,664,000	2,810,273
Entergy Corp.:
2.8% 6/15/30	2,856,000	3,007,800
3.75% 6/15/50	2,530,000	2,806,436
Eversource Energy 2.8% 5/1/23	5,110,000	5,349,439
Exelon Corp.:
4.05% 4/15/30	1,740,000	2,008,716
4.7% 4/15/50	775,000	984,661
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,682,234
7.375% 11/15/31	5,363,000	7,830,567
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,157,000	2,306,046
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	526,981
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,264,674
		62,058,909
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,215,930
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,209,687
		3,425,617
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,203,607
3.55% 6/15/26	1,891,000	2,122,050
The AES Corp.:
3.3% 7/15/25 (a)	8,591,000	8,847,098
3.95% 7/15/30 (a)	7,492,000	7,621,853
		19,794,608
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	983,000	1,149,804
4.05% 4/15/25 (a)	12,432,000	14,151,139
4.25% 10/15/50 (a)	560,000	701,373
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	790,000	899,012
3.95% 4/1/50	1,387,000	1,650,529
NiSource, Inc. 2.95% 9/1/29	8,554,000	9,319,179
Puget Energy, Inc.:
4.1% 6/15/30 (a)	3,363,000	3,711,985
6% 9/1/21	4,807,000	5,070,913
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (b)(c)	1,426,000	1,126,540
		37,780,474

TOTAL UTILITIES		123,059,608

TOTAL NONCONVERTIBLE BONDS
(Cost $2,617,085,734)		2,836,770,435

U.S. Government and Government Agency Obligations - 24.9%
U.S. Treasury Inflation-Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$36,839,210	$45,147,471
1% 2/15/49	17,636,986	23,590,544
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	18,155,421	18,991,577
0.125% 10/15/24	61,921,844	64,951,402
0.25% 1/15/25	7,360,864	7,756,136
0.25% 7/15/29	30,069,900	32,937,561
0.375% 1/15/27	17,470,479	18,855,819
0.375% 7/15/27	16,929,758	18,430,418
0.625% 1/15/26	70,296,107	76,231,176
0.75% 7/15/28	27,067,100	30,554,736
0.875% 1/15/29	27,433,909	31,295,499

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		368,742,339

U.S. Treasury Obligations - 19.1%
U.S. Treasury Bonds:
2% 2/15/50	8,761,400	10,028,381
3% 5/15/45	34,384,000	46,151,118
3% 2/15/49	130,128,600	179,552,053
U.S. Treasury Notes:
0.25% 6/30/25	79,423,000	79,267,877
0.375% 4/30/25	90,000,000	90,407,813
0.5% 6/30/27	89,138,000	89,193,711
0.625% 5/15/30	50,000,000	49,847,656
1.5% 9/30/24	41,299,000	43,499,462
1.625% 9/30/26	102,917,300	110,523,532
1.875% 3/31/22	14,649,000	15,084,464
2% 12/31/21	119,319,000	122,586,290
2.125% 3/31/24	197,361,000	211,461,501
2.125% 11/30/24	11,586,000	12,540,487
2.5% 1/31/24	77,300,000	83,625,918
2.5% 2/28/26	73,467,000	82,257,212

TOTAL U.S. TREASURY OBLIGATIONS		1,226,027,475

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,457,731,829)		1,594,769,814

U.S. Government Agency - Mortgage Securities - 25.5%
Fannie Mae - 9.2%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	16,849	17,461
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (b)(c)	11,697	12,208
12 month U.S. LIBOR + 1.670% 3.744% 11/1/36 (b)(c)	173,117	180,898
12 month U.S. LIBOR + 1.700% 3.051% 6/1/42 (b)(c)	86,707	90,188
12 month U.S. LIBOR + 1.750% 3.719% 7/1/35 (b)(c)	13,350	13,975
12 month U.S. LIBOR + 1.770% 2.904% 5/1/36 (b)(c)	86,305	90,622
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (b)(c)	113,003	118,754
12 month U.S. LIBOR + 1.800% 4.501% 7/1/41 (b)(c)	90,629	94,455
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (b)(c)	37,812	39,462
12 month U.S. LIBOR + 1.810% 4.27% 7/1/41 (b)(c)	68,990	71,943
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (b)(c)	73,425	77,314
12 month U.S. LIBOR + 1.830% 3.888% 10/1/41 (b)(c)	38,647	40,459
12 month U.S. LIBOR + 1.930% 4.214% 9/1/36 (b)(c)	73,395	76,164
12 month U.S. LIBOR + 1.950% 3.129% 7/1/37 (b)(c)	18,839	19,835
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	54,561	56,026
6 month U.S. LIBOR + 1.420% 3.314% 9/1/33 (b)(c)	130,168	133,944
6 month U.S. LIBOR + 1.550% 3.317% 10/1/33 (b)(c)	6,024	6,215
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (b)(c)	9,530	9,845
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.188% 10/1/33 (b)(c)	131,492	137,280
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	6,544	6,893
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.66% 8/1/36 (b)(c)	240,026	252,646
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.261% 10/1/33 (b)(c)	19,091	19,854
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.978% 5/1/35 (b)(c)	22,064	23,112
2.5% 11/1/27 to 6/1/50	61,385,728	64,251,086
3% 8/1/27 to 7/1/50 (d)	180,057,907	191,074,708
3.5% 1/1/34 to 11/1/49	141,069,038	151,300,626
4% 11/1/31 to 11/1/49	100,866,570	109,246,670
4.5% to 4.5% 5/1/25 to 9/1/49	47,940,695	52,571,167
5% 9/1/20 to 11/1/44	12,300,888	14,010,689
6% 10/1/34 to 1/1/42	5,788,200	6,866,712
6.5% 12/1/23 to 8/1/36	1,042,061	1,205,982
7% to 7% 11/1/23 to 8/1/32	239,434	266,558
7.5% to 7.5% 9/1/22 to 11/1/31	205,266	235,132
8% 1/1/30 to 3/1/30	1,176	1,291
8.5% 3/1/25 to 6/1/25	290	322

TOTAL FANNIE MAE		592,620,496

Freddie Mac - 4.6%
12 month U.S. LIBOR + 1.370% 3.421% 3/1/36 (b)(c)	60,254	62,552
12 month U.S. LIBOR + 1.880% 3.719% 4/1/41 (b)(c)	25,786	27,048
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	54,398	56,267
12 month U.S. LIBOR + 1.910% 4.284% 5/1/41 (b)(c)	105,518	110,454
12 month U.S. LIBOR + 1.910% 4.42% 5/1/41 (b)(c)	80,714	84,784
12 month U.S. LIBOR + 1.910% 4.611% 6/1/41 (b)(c)	117,407	122,551
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	50,748	52,619
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (b)(c)	1,494	1,560
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	44,241	46,414
6 month U.S. LIBOR + 1.650% 3.347% 4/1/35 (b)(c)	86,794	90,005
6 month U.S. LIBOR + 2.680% 4.294% 10/1/35 (b)(c)	12,320	12,885
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	8,360	8,797
2.5% 5/1/28 to 6/1/50	34,915,294	36,501,592
3% 6/1/31 to 6/1/50 (d)	44,716,745	47,817,104
3.5% 3/1/32 to 10/1/49	91,477,888	98,245,064
4% 5/1/37 to 10/1/48	65,483,731	70,975,013
4.5% 7/1/25 to 10/1/48	33,446,789	36,800,630
5% 1/1/35 to 6/1/41	2,321,811	2,652,010
6% 4/1/32 to 8/1/37	555,208	646,558
7.5% 5/1/26 to 11/1/31	26,973	31,191
8% 4/1/27 to 5/1/27	1,742	1,969
8.5% 5/1/27 to 1/1/28	3,701	4,163

TOTAL FREDDIE MAC		294,351,230

Ginnie Mae - 5.1%
3% 12/20/42 to 4/20/47	14,118,194	15,177,864
3.5% 12/20/40 to 1/20/50	67,876,553	73,080,156
4% 2/15/40 to 9/20/48	134,169,737	144,592,303
4.5% 5/15/39 to 6/20/47	28,080,490	30,817,701
5% 3/15/39 to 4/20/48	6,215,254	6,921,230
6.5% 4/15/35 to 11/15/35	63,242	74,245
7% 1/15/28 to 7/15/32	645,030	739,803
7.5% to 7.5% 4/15/22 to 10/15/28	144,441	161,408
8% 3/15/30 to 9/15/30	8,730	10,246
2.5% 7/1/50 (d)	52,700,000	55,447,583

TOTAL GINNIE MAE		327,022,539

Uniform Mortgage Backed Securities - 6.6%
2.5% 7/1/35 (d)	6,300,000	6,593,836
2.5% 7/1/35 (d)	3,300,000	3,453,914
2.5% 7/1/35 (d)	3,000,000	3,139,922
3% 7/1/50 (d)	47,850,000	50,375,207
3% 7/1/50 (d)	78,100,000	82,221,603
3% 7/1/50 (d)	48,500,000	51,059,510
3% 7/1/50 (d)	47,850,000	50,375,207
3% 7/1/50 (d)	9,250,000	9,738,154
3% 8/1/50 (d)	26,850,000	28,213,475
3% 8/1/50 (d)	53,600,000	56,321,872
3% 8/1/50 (d)	21,500,000	22,591,796
3.5% 7/1/50 (d)	5,900,000	6,204,219
3.5% 7/1/50 (d)	18,600,000	19,559,063
3.5% 7/1/50 (d)	1,300,000	1,367,031
3.5% 7/1/50 (d)	6,650,000	6,992,891
3.5% 7/1/50 (d)	10,000,000	10,515,625
3.5% 7/1/50 (d)	3,300,000	3,470,156
3.5% 7/1/50 (d)	3,100,000	3,259,844
3.5% 7/1/50 (d)	6,300,000	6,624,844

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		422,078,169

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,594,856,312)		1,636,072,434

Asset-Backed Securities - 3.8%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,487,059	$2,218,643
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,806,878	3,439,548
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	6,297,724	5,682,834
Class B, 4.458% 10/16/39 (a)	1,126,362	602,108
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 2.4176% 7/22/32 (a)(b)(c)	8,377,000	8,191,433
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (a)(b)(c)	3,021,000	2,976,256
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,946,079	2,594,399
Class B, 4.335% 1/16/40 (a)	473,101	250,860
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.5389% 10/15/32 (a)(b)(c)	5,467,000	5,385,613
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 2.0741% 4/15/31 (a)(b)(c)	5,831,000	5,822,388
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 2.4189% 1/15/29(a)(b)(c)	6,857,000	6,742,934
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.0255% 4/17/33 (a)(b)(c)	2,171,000	2,122,055
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	2,958,000	2,896,104
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	7,804,968	6,551,101
Class AA, 2.487% 12/16/41 (a)	1,451,771	1,351,752
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.2089% 4/15/29 (a)(b)(c)	6,492,000	6,381,688
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,565,206	4,868,094
Class B, 5.095% 4/15/39 (a)	2,529,234	1,408,534
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,016,004	5,586,085
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 2.4753% 10/20/32 (a)(b)(c)	4,495,000	4,408,898
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.7125% 5/29/32 (a)(b)(c)	3,185,000	3,129,903
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,480,878	3,594,215
Class A2II, 4.03% 11/20/47 (a)	5,892,370	6,235,188
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 2.5289% 7/15/32 (a)(b)(c)	4,300,000	4,212,560
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 2.4653% 10/20/32 (a)(b)(c)	5,921,000	5,837,283
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 2.4989% 4/15/29 (a)(b)(c)	7,519,000	7,451,171
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.7224% 5/15/32 (a)(b)(c)	5,210,000	5,139,899
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(c)	4,300,000	4,197,092
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.7056% 11/16/32 (a)(b)(c)	6,083,000	5,991,646
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,709,964	2,444,981
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,752,102	2,420,810
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0176% 1/22/28 (a)(b)(c)	4,688,000	4,599,256
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 2.3553% 1/20/29 (a)(b)(c)	2,547,000	2,510,117
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 2.5189% 7/15/32 (a)(b)(c)	6,260,000	6,101,271
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.7% 7/15/31 (a)(b)(c)	6,840,000	6,840,000
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 2.5489% 10/15/32 (a)(b)(c)	2,954,000	2,880,185
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 2.4153% 4/20/30 (a)(b)(c)	5,650,000	5,584,138
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	9,042,000	8,907,672
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.2053% 10/20/30 (a)(b)(c)	6,512,000	6,340,572
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6945% 9/25/35 (b)(c)	121,652	120,910
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 2.4349% 7/17/32 (a)(b)(c)	6,261,000	6,165,463
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4295% 1/25/36 (b)(c)	506,792	503,167
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,758,090	4,098,904
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,945,397	4,144,063
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	6,048,601	5,138,179
Class B, 4.335% 3/15/40 (a)	558,000	267,719
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	6,201,000	6,393,421
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(c)	8,586,000	8,592,869
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1353% 1/20/29 (a)(b)(c)	4,342,000	4,268,963
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0445% 9/25/34 (b)(c)	8,753	8,067
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,274,651	5,583,500
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	8,768,143	7,802,860
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 2.5689% 4/15/32 (a)(b)(c)	6,307,000	6,167,596
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	6,885,000	6,885,000
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.4053% 7/20/32 (a)(b)(c)	6,552,000	6,442,686
TOTAL ASSET-BACKED SECURITIES
(Cost $258,580,038)		246,482,653

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.3383% 2/25/37 (b)(c)	911	911
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	3,139	2,959

TOTAL PRIVATE SPONSOR		3,870

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	125,185	134,655
Series 1999-57 Class PH, 6.5% 12/25/29	162,691	188,606
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	306,429	307,209
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.0292% 6/16/37 (b)(f)	18,409	36,046
Series 2015-H21 Class JA, 2.5% 6/20/65 (e)	328,834	329,453

TOTAL U.S. GOVERNMENT AGENCY		995,969

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $927,884)		999,839

Commercial Mortgage Securities - 2.5%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,648,933
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	717,423
Class CNM, 3.8425% 11/5/32 (a)(b)	358,000	286,358
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	4,609,000	5,227,008
Series 2019-BN21 Class A5, 2.851% 10/17/52	658,000	719,972
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,371,000	1,606,272
Series 2019-B10 Class A4, 3.717% 3/15/62	1,271,000	1,463,428
Series 2019-B14 Class A5, 3.0486% 12/15/62	2,997,000	3,329,098
Series 2018-B8 Class A5, 4.2317% 1/15/52	9,399,000	11,160,752
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1848% 12/15/36 (a)(b)(c)	3,529,000	3,467,163
Class C, 1 month U.S. LIBOR + 1.120% 1.3048% 12/15/36 (a)(b)(c)	2,815,000	2,744,535
Class D, 1 month U.S. LIBOR + 1.250% 1.4348% 12/15/36 (a)(b)(c)	4,367,000	4,213,959
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9848% 12/15/36 (a)(b)(c)	6,724,000	6,656,034
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.8098% 9/15/37 (a)(b)(c)	1,924,568	1,401,648
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0848% 11/15/35 (a)(b)(c)	1,117,900	1,103,910
Class F, 1 month U.S. LIBOR + 1.800% 1.9848% 11/15/35 (a)(b)(c)	2,048,200	1,996,935
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4848% 4/15/34 (a)(b)(c)	3,284,000	3,020,784
Class C, 1 month U.S. LIBOR + 1.600% 1.7848% 4/15/34 (a)(b)(c)	2,171,000	1,953,498
Class D, 1 month U.S. LIBOR + 1.900% 2.0848% 4/15/34 (a)(b)(c)	2,279,000	2,027,849
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2648% 10/15/36 (a)(b)(c)	2,956,009	2,904,213
Class C, 1 month U.S. LIBOR + 1.250% 1.4348% 10/15/36 (a)(b)(c)	3,716,508	3,632,778
Class D, 1 month U.S. LIBOR + 1.450% 1.6348% 10/15/36 (a)(b)(c)	5,263,302	5,131,561
Class E, 1 month U.S. LIBOR + 1.800% 1.9848% 10/15/36 (a)(b)(c)	7,395,756	7,155,107
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7848% 12/15/36 (a)(b)(c)	3,572,000	3,419,998
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1848% 4/15/34 (a)(b)(c)	5,400,000	5,157,166
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.3048% 6/15/34 (a)(b)(c)	7,913,850	7,438,453
Class B, 1 month U.S. LIBOR + 1.500% 1.6848% 6/15/34 (a)(b)(c)	1,558,276	1,441,266
Class C, 1 month U.S. LIBOR + 1.750% 1.9348% 6/15/34 (a)(b)(c)	1,760,404	1,601,783
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,264,000	1,375,067
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.4148% 5/15/36 (a)(b)(c)	3,291,000	3,254,102
Class C, 1 month U.S. LIBOR + 1.430% 1.6148% 5/15/36 (a)(b)(c)	3,615,000	3,549,721
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,585,212
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,085,406
Class C, 4.9414% 4/15/36 (a)(b)	760,000	688,385
Class D, 4.9414% 4/15/36 (a)(b)	1,519,000	1,225,493
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	719,423
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,084,387
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,452,247
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.4348% 8/15/33 (a)(b)(c)	4,318,000	4,083,005
Class C, 1 month U.S. LIBOR + 1.500% 1.6848% 8/15/33 (a)(b)(c)	10,400,000	9,615,062
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,308,415
Series 2018-H4 Class A4, 4.31% 12/15/51	6,179,000	7,341,533
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	1,211,000	1,149,228
Class C, 3.1771% 11/10/36 (a)	1,162,000	1,054,022
MSCCG Trust Series 2016-SNR:
Class B, 4.181% 11/15/34 (a)	36,294	35,260
Class C, 5.205% 11/15/34 (a)	1,144,100	1,119,301
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,645,460	4,264,457
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.2848% 3/15/36 (a)(b)(c)	4,971,000	4,370,174
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,348,000	3,574,309
Series 2018-C48 Class A5, 4.302% 1/15/52	2,773,000	3,266,908
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $165,245,032)		160,829,001

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,354,147
7.5% 4/1/34	5,055,000	8,243,391
7.55% 4/1/39	3,585,000	6,383,774
6.65% 3/1/22	4,360,000	4,664,372
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	405,000	409,151
Series 2010 C1, 7.781% 1/1/35	2,940,000	3,350,953
Series 2012 B, 5.432% 1/1/42	1,205,000	1,124,325
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	3,510,000	3,545,732
5.1% 6/1/33	4,805,000	4,874,432
Series 2010-1, 6.63% 2/1/35	12,290,000	13,550,831
Series 2010-3:
6.725% 4/1/35	9,480,000	10,425,061
7.35% 7/1/35	5,540,000	6,284,853
Series 2010-5, 6.2% 7/1/21	904,000	911,911
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240,000	8,748,816
TOTAL MUNICIPAL SECURITIES
(Cost $69,187,698)		73,871,749

Foreign Government and Government Agency Obligations - 0.8%
Chilean Republic 2.45% 1/31/31	$5,775,000	$5,995,894
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	6,600,000	7,260,000
3.875% 4/16/50 (a)	5,700,000	6,718,875
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	3,150,000	3,339,000
3.25% 10/22/30 (a)	3,150,000	3,380,738
4.5% 4/22/60 (a)	2,400,000	2,754,000
State of Qatar:
3.4% 4/16/25 (a)	3,655,000	3,983,950
3.75% 4/16/30 (a)	7,435,000	8,482,870
4.4% 4/16/50 (a)	7,110,000	8,807,513
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $45,187,047)		50,722,840

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23
(Cost $5,887,531)	5,900,000	6,051,158

Bank Notes - 0.5%
Discover Bank:
3.2% 8/9/21	$6,841,000	$6,993,075
3.35% 2/6/23	3,206,000	3,381,932
4.682% 8/9/28 (b)	2,761,000	2,787,230
KeyBank NA 6.95% 2/1/28	800,000	1,031,121
RBS Citizens NA 2.55% 5/13/21	1,560,000	1,585,519
Regions Bank 6.45% 6/26/37	7,720,000	10,365,454
Synchrony Bank 3.65% 5/24/21	4,766,000	4,843,313
TOTAL BANK NOTES
(Cost $27,058,074)		30,987,644
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.12% (g)
(Cost $260,679,627)	260,627,895	260,680,021
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $6,502,426,806)		6,898,237,588
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(483,735,240)
NET ASSETS - 100%		$6,414,502,348

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 7/1/35	$(3,300,000)	$(3,453,914)
2.5% 7/1/35	(3,000,000)	(3,139,922)
2.5% 7/1/35	(3,300,000)	(3,453,914)
2.5% 7/1/35	(3,000,000)	(3,139,922)
3% 7/1/50	(7,200,000)	(7,579,968)
3% 7/1/50	(4,400,000)	(4,632,203)
3% 7/1/50	(7,100,000)	(7,474,691)
3% 7/1/50	(7,200,000)	(7,579,968)
3% 7/1/50	(6,100,000)	(6,421,918)
3% 7/1/50	(7,000,000)	(7,369,414)
3% 7/1/50	(1,300,000)	(1,368,605)
3% 7/1/50	(26,850,000)	(28,266,966)
3% 7/1/50	(53,600,000)	(56,428,655)
3% 7/1/50	(21,500,000)	(22,634,628)
TOTAL TBA SALE COMMITMENTS
(Proceeds $162,878,253)		$(162,944,688)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $835,962,678 or 13.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$271,762
Total	$271,762

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,836,770,435	$--	$2,836,770,435	$--
U.S. Government and Government Agency Obligations	1,594,769,814	--	1,594,769,814	--
U.S. Government Agency - Mortgage Securities	1,636,072,434	--	1,636,072,434	--
Asset-Backed Securities	246,482,653	--	246,482,653	--
Collateralized Mortgage Obligations	999,839	--	999,839	--
Commercial Mortgage Securities	160,829,001	--	160,829,001	--
Municipal Securities	73,871,749	--	73,871,749	--
Foreign Government and Government Agency Obligations	50,722,840	--	50,722,840	--
Supranational Obligations	6,051,158	--	6,051,158	--
Bank Notes	30,987,644	--	30,987,644	--
Money Market Funds	260,680,021	260,680,021	--	--
Total Investments in Securities:	$6,898,237,588	$260,680,021	$6,637,557,567	$--
Other Financial Instruments:
TBA Sale Commitments	$(162,944,688)	$--	$(162,944,688)	$--
Total Other Financial Instruments:	$(162,944,688)	$--	$(162,944,688)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.2%
Cayman Islands	2.6%
United Kingdom	2.0%
Mexico	1.4%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® VIP Investment Grade Central Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,241,747,179)	$6,637,557,567
Fidelity Central Funds (cost $260,679,627)	260,680,021
Total Investment in Securities (cost $6,502,426,806)		$6,898,237,588
Receivable for investments sold		2,355,944
Receivable for TBA sale commitments		162,878,253
Receivable for fund shares sold		35,000,369
Interest receivable		41,199,747
Distributions receivable from Fidelity Central Funds		32,181
Total assets		7,139,704,082
Liabilities
Payable for investments purchased
Regular delivery	$73,019,483
Delayed delivery	488,892,093
TBA sale commitments, at value	162,944,688
Payable for fund shares redeemed	240,365
Distributions payable	60,898
Other payables and accrued expenses	44,207
Total liabilities		725,201,734
Net Assets		$6,414,502,348
Net Assets consist of:
Paid in capital		$5,917,836,675
Total accumulated earnings (loss)		496,665,673
Net Assets		$6,414,502,348
Net Asset Value, offering price and redemption price per share ($6,414,502,348 ÷ 56,198,856 shares)		$114.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest (including $14,233 from security lending)		$86,351,021
Income from Fidelity Central Funds		271,762
Total income		86,622,783
Expenses
Custodian fees and expenses	$44,641
Independent trustees' fees and expenses	10,156
Total expenses before reductions	54,797
Expense reductions	(7,158)
Total expenses after reductions		47,639
Net investment income (loss)		86,575,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,750,394
Fidelity Central Funds	(11,896)
Total net realized gain (loss)		103,738,498
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	179,802,458
Delayed delivery commitments	114,142
Total change in net unrealized appreciation (depreciation)		179,916,600
Net gain (loss)		283,655,098
Net increase (decrease) in net assets resulting from operations		$370,230,242

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,575,144	$176,691,614
Net realized gain (loss)	103,738,498	27,551,736
Change in net unrealized appreciation (depreciation)	179,916,600	311,153,322
Net increase (decrease) in net assets resulting from operations	370,230,242	515,396,672
Distributions to shareholders	(87,337,740)	(182,277,023)
Share transactions
Proceeds from sales of shares	530,477,226	416,263,032
Reinvestment of distributions	87,298,579	182,255,282
Cost of shares redeemed	(500,645,741)	(186,295,111)
Net increase (decrease) in net assets resulting from share transactions	117,130,064	412,223,203
Total increase (decrease) in net assets	400,022,566	745,342,852
Net Assets
Beginning of period	6,014,479,782	5,269,136,930
End of period	$6,414,502,348	$6,014,479,782
Other Information
Shares
Sold	4,751,993	3,860,591
Issued in reinvestment of distributions	782,667	1,708,468
Redeemed	(4,614,435)	(1,794,147)
Net increase (decrease)	920,225	3,774,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$108.80	$102.31	$105.26	$104.18	$103.71	$106.70
Income from Investment Operations
Net investment income (loss)A	1.570	3.371	3.163	2.887	3.167	3.292
Net realized and unrealized gain (loss)	5.354	6.606	(3.209)	1.693	1.659	(3.071)
Total from investment operations	6.924	9.977	(.046)	4.580	4.826	.221
Distributions from net investment income	(1.584)	(3.487)	(2.904)	(2.985)	(3.096)	(3.137)
Distributions from net realized gain	–	–	–	(.515)	(1.260)	(.074)
Total distributions	(1.584)	(3.487)	(2.904)	(3.500)	(4.356)	(3.211)
Net asset value, end of period	$114.14	$108.80	$102.31	$105.26	$104.18	$103.71
Total ReturnB,C	6.41%	9.87%	(.01)%	4.46%	4.70%	.18%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.85%G	3.16%	3.09%	2.75%	3.00%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$6,414,502	$6,014,480	$5,269,137	$5,605,082	$4,865,507	$4,611,536
Portfolio turnover rateH	174%G	146%	92%	110%	162%	248%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$462,746,377
Gross unrealized depreciation	(61,241,636)
Net unrealized appreciation (depreciation)	$401,504,741
Tax cost	$6,496,666,412

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(11,306,800)
Total capital loss carryforward	$(11,306,800)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	2,958,365,022	2,073,876,369

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,158.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	5.5%
VIP Asset Manager: Growth Portfolio	0.5%
VIP Balanced Portfolio	23.5%
VIP Investment Grade Bond Portfolio	70.5%

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® VIP Investment Grade Central Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.0018%	$1,000.00	$1,064.10	$.01
Hypothetical-C		$1,000.00	$1,024.85	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPIGB-SANN-0820
1.705629.122

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Five Stocks as of June 30, 2020

% of fund's net assets
Microsoft Corp.	2.3
Apple, Inc.	2.1
Amazon.com, Inc.	1.0
Alphabet, Inc. Class A	0.9
Facebook, Inc. Class A	0.7
7.0

Top Five Bond Issuers as of June 30, 2020

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	13.6
Fannie Mae	3.1
Ginnie Mae	1.7
Freddie Mac	1.6
Uniform Mortgage Backed Securities	1.6
21.6

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Financials	14.4
Information Technology	12.2
Health Care	8.7
Communication Services	6.8
Consumer Discretionary	6.6

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stock Class and Equity Futures	52.8%
Bonds	44.2%
Short-Term Class	3.0%

 * Foreign investments - 23.4%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 8/27/20 to 9/10/20 (a)
(Cost $3,499,162)	3,500,000	3,499,227
	Shares	Value

Fixed-Income Funds - 44.6%
Fidelity Emerging Markets Debt Central Fund (b)	1,079,981	$9,579,427
Fidelity Floating Rate Central Fund (b)	49,518	4,649,762
Fidelity High Income Central Fund (b)	173,961	17,662,287
Fidelity Inflation-Protected Bond Index Central Fund (b)	503,222	53,557,932
Fidelity International Credit Central Fund (b)	152,947	15,735,238
Fidelity VIP Investment Grade Central Fund (b)	3,100,642	353,907,332
iShares 20+ Year Treasury Bond ETF	80,136	13,136,694
TOTAL FIXED-INCOME FUNDS
(Cost $429,751,685)		468,228,672

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.12% (c)	2,716,670	2,717,213
Fidelity Money Market Central Fund 0.47% (c)	12,024,350	12,026,755
Fidelity Securities Lending Cash Central Fund 0.12% (c)(d)	3,955,079	3,955,475
TOTAL MONEY MARKET FUNDS
(Cost $18,696,979)		18,699,443

Equity Funds - 53.7%
Domestic Equity Funds - 37.6%
Fidelity Communication Services Central Fund (b)	157,752	36,066,766
Fidelity Consumer Discretionary Central Fund (b)	112,731	41,390,170
Fidelity Consumer Staples Central Fund (b)	118,894	23,737,148
Fidelity Energy Central Fund (b)	154,019	10,134,424
Fidelity Financials Central Fund (b)	649,136	56,228,170
Fidelity Health Care Central Fund (b)	117,187	61,972,229
Fidelity Industrials Central Fund (b)	121,127	30,947,909
Fidelity Information Technology Central Fund (b)	200,726	108,692,918
Fidelity Materials Central Fund (b)	50,183	9,129,208
Fidelity Real Estate Equity Central Fund (b)	43,779	4,616,054
Fidelity Utilities Central Fund (b)	64,758	10,845,626

TOTAL DOMESTIC EQUITY FUNDS		393,760,622

International Equity Funds - 16.1%
Fidelity Emerging Markets Equity Central Fund (b)	288,018	62,704,299
Fidelity International Equity Central Fund (b)	1,130,104	88,860,085
iShares MSCI Japan ETF (e)	317,528	17,438,640

TOTAL INTERNATIONAL EQUITY FUNDS		169,003,024

TOTAL EQUITY FUNDS
(Cost $473,633,542)		562,763,646
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $925,581,368)		1,053,190,988
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,326,025)
NET ASSETS - 100%		$1,048,864,963

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	153	Sept. 2020	$23,640,030	$(696,273)	$(696,273)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	279	Sept. 2020	13,750,515	(70,439)	(70,439)
TOTAL FUTURES CONTRACTS					$(766,712)

The notional amount of futures sold as a percentage of Net Assets is 3.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $18,858,001.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,499,227.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,783
Fidelity Communication Services Central Fund	59,478
Fidelity Consumer Discretionary Central Fund	113,901
Fidelity Consumer Staples Central Fund	207,982
Fidelity Emerging Markets Debt Central Fund	259,981
Fidelity Emerging Markets Equity Central Fund	300,706
Fidelity Energy Central Fund	130,580
Fidelity Financials Central Fund	638,981
Fidelity Floating Rate Central Fund	125,293
Fidelity Health Care Central Fund	299,473
Fidelity High Income Central Fund	289,273
Fidelity Industrials Central Fund	197,507
Fidelity Inflation-Protected Bond Index Central Fund	98,551
Fidelity Information Technology Central Fund	1,000,219
Fidelity International Credit Central Fund	74,735
Fidelity International Equity Central Fund	759,654
Fidelity Materials Central Fund	43,345
Fidelity Money Market Central Fund	110,103
Fidelity Real Estate Equity Central Fund	46,353
Fidelity Securities Lending Cash Central Fund	8,323
Fidelity Utilities Central Fund	110,260
Fidelity VIP Investment Grade Central Fund	4,798,581
Total	$9,774,062

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$32,747,886	$3,025,188	$1,801,081	$(31,288)	$2,126,061	$36,066,766	1.8
Fidelity Consumer Discretionary Central Fund	37,693,009	3,452,185	2,031,247	(48,251)	2,324,474	41,390,170	1.9
Fidelity Consumer Staples Central Fund	24,834,070	1,794,525	1,315,210	(31,365)	(1,544,872)	23,737,148	1.8
Fidelity Emerging Markets Debt Central Fund	10,461,973	314,881	559,294	(43,175)	(594,958)	9,579,427	0.4
Fidelity Emerging Markets Equity Central Fund	70,389,406	570,701	2,791,702	(240,362)	(5,223,744)	62,704,299	3.5
Fidelity Energy Central Fund	15,742,178	569,475	582,385	(150,999)	(5,443,845)	10,134,424	1.9
Fidelity Financials Central Fund	69,996,005	3,150,821	3,244,643	(223,761)	(13,450,252)	56,228,170	2.0
Fidelity Floating Rate Central Fund	5,165,538	152,670	278,901	(7,957)	(381,588)	4,649,762	0.2
Fidelity Health Care Central Fund	58,687,448	1,784,569	2,954,900	391,532	4,063,580	61,972,229	1.9
Fidelity High Income Central Fund	5,282,818	12,773,403	495,509	(13,837)	115,412	17,662,287	0.7
Fidelity Industrials Central Fund	36,172,208	1,648,311	1,736,743	4,535	(5,140,402)	30,947,909	2.0
Fidelity Inflation-Protected Bond Index Central Fund	54,097,453	2,956,026	5,525,957	19,471	2,010,939	53,557,932	3.4
Fidelity Information Technology Central Fund	94,559,041	3,325,528	6,617,103	644,579	16,780,873	108,692,918	1.9
Fidelity International Credit Central Fund	10,724,832	5,429,251	577,884	(590)	159,629	15,735,238	3.4
Fidelity International Equity Central Fund	96,091,057	5,809,958	6,189,897	547,642	(7,398,675)	88,860,085	3.3
Fidelity Materials Central Fund	8,820,843	1,486,436	501,886	(29,400)	(646,785)	9,129,208	2.0
Fidelity Real Estate Equity Central Fund	15,459,016	102,015	7,408,488	(2,702,238)	(834,251)	4,616,054	0.7
Fidelity Utilities Central Fund	12,748,581	655,824	629,983	(32,624)	(1,896,172)	10,845,626	2.0
Fidelity VIP Investment Grade Central Fund	337,592,156	36,187,377	35,372,401	296,056	15,204,144	353,907,332	5.5
	$997,265,518	$85,189,144	$80,615,214	$(1,652,032)	$229,568	$1,000,416,984

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,499,227	$--	$3,499,227	$--
Fixed-Income Funds	468,228,672	468,228,672	--	--
Money Market Funds	18,699,443	18,699,443	--	--
Equity Funds	562,763,646	562,763,646	--	--
Total Investments in Securities:	$1,053,190,988	$1,049,691,761	$3,499,227	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(766,712)	$(766,712)	$--	$--
Total Liabilities	$(766,712)	$(766,712)	$--	$--
Total Derivative Instruments:	$(766,712)	$(766,712)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(766,712)
Total Equity Risk	0	(766,712)
Total Value of Derivatives	$0	$(766,712)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	21.7%
AAA,AA,A	6.1%
BBB	10.3%
BB	3.2%
B	1.4%
CCC,CC,C	0.3%
D	0.0%
Not Rated	1.3%
Equities	54.1%
Short-Term Investments and Net Other Assets	1.6%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.6%
Cayman Islands	2.8%
United Kingdom	2.6%
Switzerland	2.0%
France	1.8%
Japan	1.6%
Germany	1.6%
Netherlands	1.4%
Others (Individually Less Than 1%)	9.6%
100.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,827,924) — See accompanying schedule: Unaffiliated issuers (cost $29,479,265)	$34,074,561
Fidelity Central Funds (cost $896,102,103)	1,019,116,427
Total Investment in Securities (cost $925,581,368)		$1,053,190,988
Cash		71
Receivable for investments sold		639,900
Receivable for fund shares sold		60,694
Distributions receivable from Fidelity Central Funds		3,414
Other receivables		37,477
Total assets		1,053,932,544
Liabilities
Payable for fund shares redeemed	$249,750
Accrued management fee	421,305
Distribution and service plan fees payable	4,236
Payable for daily variation margin on futures contracts	266,535
Other affiliated payables	106,843
Other payables and accrued expenses	63,437
Collateral on securities loaned	3,955,475
Total liabilities		5,067,581
Net Assets		$1,048,864,963
Net Assets consist of:
Paid in capital		$922,221,220
Total accumulated earnings (loss)		126,643,743
Net Assets		$1,048,864,963
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($806,169,312 ÷ 53,026,474 shares)		$15.20
Service Class:
Net Asset Value, offering price and redemption price per share ($3,620,313 ÷ 240,625 shares)		$15.05
Service Class 2:
Net Asset Value, offering price and redemption price per share ($19,086,918 ÷ 1,292,076 shares)		$14.77
Investor Class:
Net Asset Value, offering price and redemption price per share ($219,988,420 ÷ 14,579,755 shares)		$15.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$292,883
Interest		8,483
Income from Fidelity Central Funds (including $8,323 from security lending)		9,774,062
Total income		10,075,428
Expenses
Management fee	$2,485,982
Transfer agent fees	408,099
Distribution and service plan fees	24,754
Accounting fees	216,605
Custodian fees and expenses	1,258
Independent trustees' fees and expenses	1,740
Audit	23,281
Legal	3,569
Miscellaneous	3,806
Total expenses before reductions	3,169,094
Expense reductions	(2,180)
Total expenses after reductions		3,166,914
Net investment income (loss)		6,908,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,238,567)
Fidelity Central Funds	(1,382,926)
Futures contracts	(564,924)
Total net realized gain (loss)		(6,186,417)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,096,094
Fidelity Central Funds	230,049
Futures contracts	(566,084)
Total change in net unrealized appreciation (depreciation)		760,059
Net gain (loss)		(5,426,358)
Net increase (decrease) in net assets resulting from operations		$1,482,156

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,908,514	$19,778,375
Net realized gain (loss)	(6,186,417)	13,934,879
Change in net unrealized appreciation (depreciation)	760,059	143,643,153
Net increase (decrease) in net assets resulting from operations	1,482,156	177,356,407
Distributions to shareholders	(6,832,848)	(63,324,107)
Share transactions - net increase (decrease)	(41,380,395)	(31,400,284)
Total increase (decrease) in net assets	(46,731,087)	82,632,016
Net Assets
Beginning of period	1,095,596,050	1,012,964,034
End of period	$1,048,864,963	$1,095,596,050

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.23	$13.68	$15.23	$15.29	$15.76	$17.15
Income from Investment Operations
Net investment income (loss)A	.10	.27	.24	.23	.24	.27
Net realized and unrealized gain (loss)	(.03)	2.16	(1.04)	1.76	.18	(.22)
Total from investment operations	.07	2.43	(.80)	1.99	.42	.05
Distributions from net investment income	(.02)	(.27)	(.26)B	(.29)	(.23)	(.26)
Distributions from net realized gain	(.08)	(.61)	(.49)B	(1.76)	(.66)	(1.17)
Total distributions	(.10)	(.88)	(.75)	(2.05)	(.89)	(1.44)C
Net asset value, end of period	$15.20	$15.23	$13.68	$15.23	$15.29	$15.76
Total ReturnD,E,F	.42%	18.25%	(5.35)%	14.03%	3.14%	.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	.59%I	.60%	.60%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.59%I	.60%	.60%	.61%	.61%	.62%
Expenses net of all reductions	.59%I	.60%	.60%	.61%	.61%	.61%
Net investment income (loss)	1.36%I	1.88%	1.64%	1.54%	1.57%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$806,169	$843,000	$788,193	$937,508	$932,248	$1,008,018
Portfolio turnover rateJ	22%I	30%	27%	26%	108%	39%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.44 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $1.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.08	$13.55	$15.09	$15.16	$15.64	$17.03
Income from Investment Operations
Net investment income (loss)A	.09	.26	.23	.21	.22	.25
Net realized and unrealized gain (loss)	(.02)	2.13	(1.03)	1.75	.18	(.22)
Total from investment operations	.07	2.39	(.80)	1.96	.40	.03
Distributions from net investment income	(.02)	(.25)	(.25)B	(.27)	(.22)	(.24)
Distributions from net realized gain	(.08)	(.61)	(.49)B	(1.76)	(.66)	(1.17)
Total distributions	(.10)	(.86)	(.74)	(2.03)	(.88)	(1.42)C
Net asset value, end of period	$15.05	$15.08	$13.55	$15.09	$15.16	$15.64
Total ReturnD,E,F	.42%	18.16%	(5.44)%	13.94%	3.01%	.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I	.70%	.70%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.69%I	.70%	.70%	.71%	.71%	.72%
Expenses net of all reductions	.69%I	.70%	.70%	.71%	.71%	.72%
Net investment income (loss)	1.26%I	1.78%	1.54%	1.44%	1.47%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$3,620	$3,923	$4,378	$5,004	$5,437	$5,806
Portfolio turnover rateJ	22%I	30%	27%	26%	108%	39%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.42 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $1.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.82	$13.33	$14.86	$14.96	$15.45	$16.83
Income from Investment Operations
Net investment income (loss)A	.08	.23	.20	.19	.20	.23
Net realized and unrealized gain (loss)	(.03)	2.11	(1.02)	1.71	.17	(.21)
Total from investment operations	.05	2.34	(.82)	1.90	.37	.02
Distributions from net investment income	(.02)	(.23)	(.22)B	(.25)	(.20)	(.22)
Distributions from net realized gain	(.08)	(.61)	(.49)B	(1.76)	(.66)	(1.17)
Total distributions	(.10)	(.85)C	(.71)	(2.00)D	(.86)	(1.40)E
Net asset value, end of period	$14.77	$14.82	$13.33	$14.86	$14.96	$15.45
Total ReturnF,G,H	.29%	18.01%	(5.61)%	13.74%	2.84%	(.06)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.85%K	.85%	.85%	.86%	.87%	.87%
Expenses net of fee waivers, if any	.84%K	.85%	.85%	.86%	.86%	.87%
Expenses net of all reductions	.84%K	.85%	.85%	.86%	.86%	.87%
Net investment income (loss)	1.11%K	1.63%	1.39%	1.29%	1.32%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$19,087	$19,343	$18,211	$20,807	$21,651	$24,520
Portfolio turnover rateL	22%K	30%	27%	26%	108%	39%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.614 per share.

 D Total distributions of $2.00 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.757 per share.

 E Total distributions of $1.40 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $1.174 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.12	$13.59	$15.13	$15.20	$15.68	$17.07
Income from Investment Operations
Net investment income (loss)A	.09	.26	.23	.22	.23	.26
Net realized and unrealized gain (loss)	(.02)	2.14	(1.03)	1.74	.17	(.22)
Total from investment operations	.07	2.40	(.80)	1.96	.40	.04
Distributions from net investment income	(.02)	(.25)	(.25)B	(.28)	(.22)	(.25)
Distributions from net realized gain	(.08)	(.61)	(.49)B	(1.76)	(.66)	(1.17)
Total distributions	(.10)	(.87)C	(.74)	(2.03)D	(.88)	(1.43)E
Net asset value, end of period	$15.09	$15.12	$13.59	$15.13	$15.20	$15.68
Total ReturnF,G,H	.42%	18.14%	(5.39)%	13.95%	3.01%	.07%
Ratios to Average Net AssetsI,J
Expenses before reductions	.67%K	.68%	.68%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.67%K	.68%	.68%	.69%	.70%	.70%
Expenses net of all reductions	.67%K	.68%	.68%	.69%	.69%	.69%
Net investment income (loss)	1.29%K	1.80%	1.56%	1.46%	1.49%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$219,988	$229,330	$202,182	$213,497	$182,324	$192,234
Portfolio turnover rateL	22%K	30%	27%	26%	108%	39%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.87 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $.614 per share.

 D Total distributions of $2.03 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.757 per share.

 E Total distributions of $1.43 per share is comprised of distributions from net investment income of $.251 and distributions from net realized gain of $1.174 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Equity Central Funds	FMR	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.05%
Fidelity International Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	FMR	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FMR	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	FMR	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Delayed Delivery & When Issued Securities Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FMR	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2020, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $37,477 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$153,123,537
Gross unrealized depreciation	(17,769,657)
Net unrealized appreciation (depreciation)	$135,353,880
Tax cost	$917,070,396

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager Portfolio	107,533,202	117,906,362

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .48% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,928
Service Class 2	22,826
$24,754

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$249,606.06
Service Class	1,216.06
Service Class 2	5,757.06
Investor Class	151,520.14
	$408,099

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Asset Manager Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager Portfolio	$14

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Asset Manager Portfolio	$1,309

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $711. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $11.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,169.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$5,240,906	$49,207,361
Service Class	28,056	245,850
Service Class 2	123,522	1,116,038
Investor Class	1,440,364	12,754,858
Total	$6,832,848	$63,324,107

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	567,765	1,202,995	$8,297,427	$17,542,999
Reinvestment of distributions	337,036	3,436,870	5,240,906	49,207,361
Shares redeemed	(3,226,759)	(6,918,465)	(46,896,674)	(100,380,867)
Net increase (decrease)	(2,321,958)	(2,278,600)	$(33,358,341)	$(33,630,507)
Service Class
Shares sold	65,860	24,778	$993,163	$357,927
Reinvestment of distributions	1,822	17,386	28,056	245,850
Shares redeemed	(87,229)	(105,091)	(1,206,750)	(1,506,313)
Net increase (decrease)	(19,547)	(62,927)	$(185,531)	$(902,536)
Service Class 2
Shares sold	82,861	109,934	$1,205,494	$1,557,635
Reinvestment of distributions	8,164	80,261	123,522	1,116,038
Shares redeemed	(104,189)	(250,775)	(1,448,569)	(3,520,975)
Net increase (decrease)	(13,164)	(60,580)	$(119,553)	$(847,302)
Investor Class
Shares sold	667,099	1,199,490	$9,774,858	$17,276,823
Reinvestment of distributions	93,288	896,737	1,440,364	12,754,858
Shares redeemed	(1,346,394)	(1,812,177)	(18,932,192)	(26,051,620)
Net increase (decrease)	(586,007)	284,050	$(7,716,970)	$3,980,061

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 42% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.59%
Actual		$1,000.00	$1,004.20	$2.94
Hypothetical-C		$1,000.00	$1,021.93	$2.97
Service Class	.69%
Actual		$1,000.00	$1,004.20	$3.44
Hypothetical-C		$1,000.00	$1,021.43	$3.47
Service Class 2.84%
Actual		$1,000.00	$1,002.90	$4.18
Hypothetical-C		$1,000.00	$1,020.69	$4.22
Investor Class	.67%
Actual		$1,000.00	$1,004.20	$3.34
Hypothetical-C		$1,000.00	$1,021.53	$3.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPAM-SANN-0820
1.705701.122

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	15.7
German Federal Republic	3.0
CCO Holdings LLC/CCO Holdings Capital Corp.	2.0
Ally Financial, Inc.	1.5
Pacific Gas & Electric Co.	1.4
23.6

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Financials	10.4
Communication Services	9.8
Energy	7.9
Consumer Discretionary	5.5
Information Technology	5.3

Quality Diversification (% of fund's net assets)

As of June 30, 2020
U.S. Government and U.S. Government Agency Obligations*	18.6%
AAA,AA,A	6.7%
BBB	6.8%
BB	17.0%
B	23.1%
CCC,CC,C	7.1%
D	0.3%
Not Rated	7.2%
Equities	5.3%
Short-Term Investments and Net Other Assets	7.9%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*,**,***,†
Preferred Securities	4.7%
Corporate Bonds	37.6%
U.S. Government and U.S. Government Agency Obligations††	18.6%
Foreign Government & Government Agency Obligations	14.7%
Bank Loan Obligations	11.2%
Stocks	5.3%
Short-Term Investments and Net Other Assets (Liabilities)	7.9%

 * Foreign investments - 29.1%

 ** Futures and Swaps - 1.1%

 *** Written options - (2.4)%

 † Foreign Currency Contracts - (8.9)%

 †† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 37.2%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		$1,966,000	$196,600
Nonconvertible Bonds - 37.2%
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 2.3%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		390,000	405,023
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,365,000	1,354,763
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		655,000	654,744
Front Range BidCo, Inc. 4% 3/1/27 (b)		900,000	854,154
Frontier Communications Corp. 8.5% 4/1/26 (b)		2,195,000	2,075,373
GCI, Inc. 6.875% 4/15/25		560,000	576,800
GTH Finance BV 7.25% 4/26/23 (b)		605,000	669,082
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		450,000	469,688
5% 10/19/25 (b)		230,000	263,925
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,210,000	1,234,200
SFR Group SA:
5.5% 1/15/28 (b)		1,190,000	1,201,900
7.375% 5/1/26 (b)		5,100,000	5,318,280
8.125% 2/1/27 (b)		370,000	404,688
Sprint Capital Corp.:
6.875% 11/15/28		8,522,000	10,385,761
8.75% 3/15/32		3,506,000	5,017,963
Telecom Argentina SA 6.5% 6/15/21 (b)		200,000	183,813
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		220,000	228,800
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	1,630,000	459,956
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		600,000	625,500
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		220,000	231,413
U.S. West Communications 7.25% 9/15/25		35,000	39,705
Virgin Media Finance PLC 5% 7/15/30 (b)		1,385,000	1,354,128
			34,009,659
Entertainment - 0.6%
Allen Media LLC 10.5% 2/15/28 (b)		595,000	544,812
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		215,000	205,325
Netflix, Inc.:
4.375% 11/15/26		320,000	332,854
4.875% 4/15/28		1,465,000	1,566,481
5.375% 11/15/29 (b)		590,000	648,021
5.875% 11/15/28		3,265,000	3,718,019
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(d)		2,098,525	944,336
			7,959,848
Media - 3.8%
Altice Financing SA 5% 1/15/28 (b)		2,250,000	2,235,060
Block Communications, Inc. 4.875% 3/1/28 (b)		410,000	404,994
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)		4,690,000	4,786,145
4.75% 3/1/30 (b)		4,810,000	4,921,544
5% 2/1/28 (b)		4,665,000	4,816,613
5.125% 5/1/27 (b)		3,500,000	3,621,100
5.375% 6/1/29 (b)		4,800,000	5,064,000
5.5% 5/1/26 (b)		2,450,000	2,538,813
5.75% 2/15/26 (b)		1,030,000	1,065,370
5.875% 5/1/27 (b)		855,000	892,150
CSC Holdings LLC:
5.375% 2/1/28 (b)		1,190,000	1,243,550
5.5% 5/15/26 (b)		2,555,000	2,622,375
5.75% 1/15/30 (b)		5,510,000	5,755,140
6.5% 2/1/29 (b)		1,320,000	1,443,750
7.5% 4/1/28 (b)		725,000	791,156
Getty Images, Inc. 9.75% 3/1/27 (b)		535,000	504,050
Globo Comunicacao e Participacoes SA 4.843% 6/8/25 (b)		235,000	233,898
iHeartCommunications, Inc. 4.75% 1/15/28 (b)		445,000	410,513
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		605,000	617,100
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)		1,275,000	1,275,077
Outfront Media Capital LLC / Corp. 4.625% 3/15/30 (b)		595,000	545,389
Quebecor Media, Inc. 5.75% 1/15/23		790,000	827,525
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		260,000	261,430
5% 8/1/27 (b)		735,000	753,978
5.375% 4/15/25 (b)		620,000	636,740
5.375% 7/15/26 (b)		620,000	640,299
Tegna, Inc. 5% 9/15/29 (b)		650,000	612,430
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		2,300,000	1,045,781
Videotron Ltd. 5.125% 4/15/27 (b)		615,000	638,142
VTR Finance BV:
6.375% 7/15/28 (b)		320,000	328,800
6.875% 1/15/24 (b)		1,479,000	1,510,503
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)		315,000	312,543
6% 1/15/27 (b)		635,000	644,525
Ziggo BV:
4.875% 1/15/30 (b)		430,000	432,331
5.5% 1/15/27 (b)		1,142,000	1,156,344
			55,589,158
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	18,930,000	834,408
Comcel Trust 6.875% 2/6/24 (b)		900,000	920,403
Digicel Group Ltd. 6.75% 3/1/23 (b)		350,000	175,018
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (c)		2,395,000	1,364,432
8% 2/15/24 (b)		1,285,000	1,303,221
8.5% 10/15/24 (b)(c)		1,150,000	691,438
9.75% 7/15/25 (b)(c)		1,950,000	1,197,885
Millicom International Cellular SA 6% 3/15/25 (b)		360,000	370,800
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		100,000	101,469
6.5% 10/13/26 (b)		230,000	242,578
Sprint Corp. 7.625% 3/1/26		540,000	637,400
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	398,964
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		200,000	197,810
			8,435,826
TOTAL COMMUNICATION SERVICES			105,994,491
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.2%
Allison Transmission, Inc.:
5% 10/1/24 (b)		635,000	633,413
5.875% 6/1/29 (b)		420,000	436,800
Exide International Holdings LP 10.75% 10/31/21 pay-in-kind (b)(d)(e)		187,132	174,033
Exide Technologies:
11% 10/31/24 pay-in-kind (b)(c)(d)(e)		468,000	304,200
11% 10/31/24 pay-in-kind (b)(c)(d)(e)		185,848	83,632
Metalsa SA de CV 4.9% 4/24/23 (b)		850,000	833,000
			2,465,078
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (b)		80,000	79,917
Volkswagen Financial Services AG 3.375% 4/6/28 (Reg. S)	EUR	1,779,000	2,228,920
			2,308,837
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		800,000	810,000
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		470,000	446,059
			1,256,059
Hotels, Restaurants & Leisure - 2.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.375% 1/15/28 (b)		560,000	548,906
5% 10/15/25 (b)		2,876,000	2,861,620
Carnival Corp. 11.5% 4/1/23 (b)		1,990,000	2,159,150
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	154,271
Colt Merger Sub, Inc. 5.75% 7/1/25 (b)(f)		840,000	844,200
Eldorado Resorts, Inc.:
6.25% 7/1/25 (b)(f)		2,520,000	2,500,344
8.125% 7/1/27 (b)(f)		3,360,000	3,267,600
FelCor Lodging LP 6% 6/1/25		565,000	548,621
Golden Nugget, Inc. 6.75% 10/15/24 (b)		1,200,000	862,500
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30		975,000	960,375
5.125% 5/1/26		925,000	920,958
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	904,382
4.875% 4/1/27		435,000	424,669
Marriott Ownership Resorts, Inc. 6.5% 9/15/26		400,000	403,000
MCE Finance Ltd.:
4.875% 6/6/25 (b)		1,502,000	1,509,574
5.25% 4/26/26 (b)		640,000	644,382
5.375% 12/4/29 (b)		435,000	434,195
Merlin Entertainments PLC 5.75% 6/15/26 (b)		395,000	380,456
MGM Mirage, Inc. 6.75% 5/1/25		1,485,000	1,470,269
NagaCorp Ltd. 9.375% 5/21/21 (b)		395,000	400,925
NCL Corp. Ltd. 12.25% 5/15/24 (b)		905,000	946,585
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (b)		975,000	966,462
10.875% 6/1/23 (b)		845,000	868,290
11.5% 6/1/25 (b)		1,230,000	1,283,444
Scientific Games Corp.:
7% 5/15/28 (b)		445,000	356,000
7.25% 11/15/29 (b)		445,000	356,000
Studio City Co. Ltd. 7.25% 11/30/21 (b)		350,000	353,609
Vail Resorts, Inc. 6.25% 5/15/25 (b)		380,000	397,575
Viking Cruises Ltd.:
5.875% 9/15/27 (b)		595,000	354,245
13% 5/15/25 (b)		570,000	601,350
Voc Escrow Ltd. 5% 2/15/28 (b)		545,000	404,663
Wynn Macau Ltd. 5.125% 12/15/29 (b)		890,000	863,300
			29,951,920
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		405,000	338,418
Lennar Corp. 4.75% 11/29/27		620,000	672,700
LGI Homes, Inc. 6.875% 7/15/26 (b)		605,000	615,588
TRI Pointe Homes, Inc.:
5.7% 6/15/28		200,000	203,000
5.875% 6/15/24		780,000	804,937
			2,634,643
Internet & Direct Marketing Retail - 0.3%
Expedia, Inc.:
6.25% 5/1/25 (b)		895,000	955,673
7% 5/1/25 (b)		835,000	867,943
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		2,160,000	2,070,900
			3,894,516
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (b)		184,000	178,480
4.75% 3/1/30 (b)		184,000	179,400
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (b)		200,000	209,000
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	458,850
			1,025,730
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(c)		200,000	22,063
TOTAL CONSUMER DISCRETIONARY			43,558,846
CONSUMER STAPLES - 2.0%
Beverages - 0.4%
Anheuser-Busch InBev SA NV 3.7% 4/2/40 (Reg. S)	EUR	830,000	1,129,264
Central American Bottling Corp. 5.75% 1/31/27 (b)		105,000	105,361
Heineken NV:
1.25% 5/7/33 (Reg. S)	EUR	2,300,000	2,594,217
1.75% 5/7/40 (Reg. S)	EUR	1,400,000	1,576,275
			5,405,117
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (b)		865,000	865,000
4.875% 2/15/30 (b)		4,920,000	5,033,800
ESAL GmbH 6.25% 2/5/23 (b)		395,000	392,038
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		525,000	559,125
Performance Food Group, Inc. 5.5% 10/15/27 (b)		475,000	458,375
			7,308,338
Food Products - 1.1%
Del Monte Foods, Inc. 11.875% 5/15/25 (b)		380,000	383,800
JBS Investments II GmbH:
5.75% 1/15/28 (b)		575,000	568,422
7% 1/15/26 (b)		760,000	797,620
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,275,000	1,290,938
6.75% 2/15/28 (b)		925,000	977,041
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		1,085,000	1,112,125
6.5% 4/15/29 (b)		1,550,000	1,644,938
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		425,000	440,938
4.875% 11/1/26 (b)		430,000	445,050
MHP SA 7.75% 5/10/24 (b)		345,000	360,525
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		925,000	922,299
Post Holdings, Inc.:
4.625% 4/15/30 (b)		3,850,000	3,778,005
5% 8/15/26 (b)		2,440,000	2,449,150
5.5% 12/15/29 (b)		810,000	837,637
5.75% 3/1/27 (b)		405,000	419,175
			16,427,663
TOTAL CONSUMER STAPLES			29,141,118
ENERGY - 6.6%
Energy Equipment & Services - 0.4%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		650,000	598,000
Borets Finance DAC 6.5% 4/7/22 (b)		235,000	234,559
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (c)		25,000	2,848
5.7% 10/15/39 (c)		145,000	14,704
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	475,813
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	279,744
Jonah Energy LLC 7.25% 10/15/25 (b)		930,000	113,925
Nabors Industries Ltd.:
7.25% 1/15/26 (b)		595,000	365,925
7.5% 1/15/28 (b)		510,000	313,650
Nabors Industries, Inc. 5.75% 2/1/25		1,028,000	416,340
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		300,000	146,250
NuStar Logistics LP 6% 6/1/26		640,000	627,200
SESI LLC 7.75% 9/15/24		365,000	133,225
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		90,000	103,263
Summit Midstream Holdings LLC 5.75% 4/15/25		285,000	159,600
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		150,000	160,641
7.625% 11/7/24 (b)		380,000	411,588
Transocean, Inc.:
7.25% 11/1/25 (b)		590,000	321,550
7.5% 1/15/26 (b)		645,000	351,525
			5,230,350
Oil, Gas & Consumable Fuels - 6.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (b)		955,000	754,450
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)		115,000	73,600
Antero Resources Finance Corp. 5.375% 11/1/21		140,000	129,500
Callon Petroleum Co. 6.125% 10/1/24		225,000	76,500
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	143,933
Cenovus Energy, Inc.:
5.25% 6/15/37		175,000	151,296
5.4% 6/15/47		1,010,000	866,790
6.75% 11/15/39		315,000	309,911
Chesapeake Energy Corp.:
7% 10/1/24		360,000	9,000
8% 1/15/25		180,000	4,050
8% 6/15/27		115,000	2,588
11.5% 1/1/25 (b)		1,310,000	137,550
Citgo Holding, Inc. 9.25% 8/1/24 (b)		6,505,000	6,472,475
Citgo Petroleum Corp.:
6.25% 8/15/22 (b)		1,685,000	1,674,502
7% 6/15/25 (b)		1,340,000	1,341,675
CNX Midstream Partners LP 6.5% 3/15/26 (b)		335,000	308,200
Comstock Resources, Inc.:
9.75% 8/15/26		3,060,000	2,862,263
9.75% 8/15/26		445,000	415,519
Continental Resources, Inc.:
3.8% 6/1/24		1,165,000	1,099,073
4.375% 1/15/28		295,000	259,665
4.5% 4/15/23		160,000	152,835
4.9% 6/1/44		745,000	593,206
Covey Park Energy LLC 7.5% 5/15/25 (b)		580,000	525,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		960,000	800,342
5.75% 4/1/25		250,000	215,943
6.25% 4/1/23		345,000	307,050
CVR Energy, Inc.:
5.25% 2/15/25 (b)		895,000	823,400
5.75% 2/15/28 (b)		2,320,000	2,030,000
DCP Midstream LLC 5.85% 5/21/43 (b)(d)		885,000	619,500
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		2,155,000	818,900
9% 5/15/21 (b)		2,385,000	924,188
9.25% 3/31/22 (b)		350,000	140,000
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		1,350,000	796,078
EG Global Finance PLC 8.5% 10/30/25 (b)		855,000	876,375
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		505,000	483,538
5.75% 1/30/28 (b)		880,000	844,800
6.625% 7/15/25 (b)		335,000	337,620
Energy Transfer Equity LP 5.5% 6/1/27		860,000	891,628
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(c)		4,756,000	951,200
EQM Midstream Partners LP:
6% 7/1/25 (b)		565,000	570,650
6.5% 7/1/27 (b)		670,000	686,301
EQT Corp. 3.9% 10/1/27		1,413,000	1,149,377
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)(c)		365,000	70,263
Frontera Energy Corp. 9.7% 6/25/23 (b)		295,000	239,227
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		465,000	398,914
GeoPark Ltd. 6.5% 9/21/24 (b)		325,000	297,273
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		390,000	379,275
Global Partners LP/GLP Finance Corp. 7% 6/15/23		580,000	557,525
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		595,000	572,640
5.625% 2/15/26 (b)		795,000	786,645
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	438,600
5.75% 10/1/25 (b)		580,000	493,000
6.25% 11/1/28 (b)		590,000	473,475
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		400,000	381,000
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		1,135,000	1,055,550
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,250,000	1,214,063
KazMunaiGaz National Co.:
3.875% 4/19/22 (b)		340,000	345,950
4.75% 4/24/25 (b)		105,000	112,809
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		1,610,000	1,434,913
Laredo Petroleum, Inc.:
9.5% 1/15/25		595,000	411,294
10.125% 1/15/28		445,000	307,050
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		130,000	121,637
MEG Energy Corp. 7.125% 2/1/27 (b)		595,000	494,594
MPLX LP 6.375% 5/1/24		245,000	252,968
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	378,325
5.625% 5/1/27		305,000	314,913
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		1,000,000	994,688
7.625% 11/8/26 (b)		230,000	223,531
Newfield Exploration Co. 5.375% 1/1/26		475,000	444,806
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		630,000	475,650
7.5% 4/15/26		860,000	653,600
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		150,000	154,713
4.875% 8/15/27 (b)		150,000	164,811
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		2,505,000	663,825
Occidental Petroleum Corp.:
2.9% 8/15/24		815,000	696,825
3.2% 8/15/26		50,000	40,362
3.4% 4/15/26		65,000	53,138
4.4% 4/15/46		575,000	400,890
4.4% 8/15/49		1,455,000	1,011,531
4.625% 6/15/45		475,000	332,500
6.2% 3/15/40		350,000	293,125
6.45% 9/15/36		1,171,000	1,002,271
6.6% 3/15/46		940,000	818,242
7.2% 3/15/29		240,000	213,600
7.5% 5/1/31		65,000	60,431
Pampa Holding SA 7.375% 7/21/23 (b)		385,000	327,285
Pan American Energy LLC 7.875% 5/7/21 (b)		25,000	25,047
Parsley Energy LLC/Parsley Finance Corp.:
5.375% 1/15/25 (b)		65,000	63,153
5.625% 10/15/27 (b)		220,000	216,700
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (b)		1,445,000	1,199,350
7.25% 6/15/25		1,145,000	1,039,088
9.25% 5/15/25 (b)		1,005,000	1,072,838
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	418,940
PDC Energy, Inc. 6.125% 9/15/24		200,000	186,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,690,000	1,369,080
8.625% 12/1/23 (d)		250,000	241,250
Petrobras Global Finance BV:
5.75% 2/1/29		325,000	333,023
6.125% 1/17/22		205,000	214,033
6.25% 3/17/24		1,245,000	1,318,533
6.9% 3/19/49		215,000	226,288
8.75% 5/23/26		965,000	1,138,700
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		569,000	595,334
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)		480,000	12,720
6% 5/16/24 (b)(c)		585,000	16,380
6% 11/15/26 (b)(c)		930,000	26,970
12.75% 2/17/22 (b)(c)		110,000	3,300
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9646% 3/11/22 (d)(g)		325,000	313,300
3.5% 1/30/23		750,000	709,125
4.875% 1/24/22		760,000	751,688
4.875% 1/18/24		2,355,000	2,264,480
5.375% 3/13/22		290,000	289,275
5.5% 1/21/21		190,000	190,059
6.375% 2/4/21		145,000	145,544
6.5% 6/2/41		220,000	168,128
6.75% 9/21/47		798,000	612,665
7.69% 1/23/50 (b)		4,303,000	3,589,778
Petronas Capital Ltd. 3.5% 4/21/30 (b)		340,000	376,767
PT Adaro Indonesia 4.25% 10/31/24 (b)		855,000	804,502
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (b)		8,000	8,833
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)		1,063,000	10,630
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		2,545,000	2,747,009
4.25% 4/16/39 (b)		930,000	1,039,275
4.375% 4/16/49 (b)		1,170,000	1,318,809
SM Energy Co.:
5.625% 6/1/25		380,000	201,400
6.625% 1/15/27		1,125,000	551,250
6.75% 9/15/26		250,000	125,720
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	319,748
Southwestern Energy Co.:
6.2% 1/23/25 (d)		100,000	85,625
7.5% 4/1/26		1,090,000	954,077
7.75% 10/1/27		680,000	591,600
SRC Energy, Inc. 6.25% 12/1/25		380,000	320,150
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		465,000	458,025
5.5% 2/15/26		595,000	577,150
Tecpetrol SA 4.875% 12/12/22 (b)		200,000	186,496
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	582,625
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	66,354
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		475,000	406,591
Tullow Oil PLC 6.25% 4/15/22 (b)		2,580,000	1,897,242
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)		543,409	28,529
Unit Corp. 6.625% 5/15/21 (c)		120,000	15,868
W&T Offshore, Inc. 9.75% 11/1/23 (b)		2,005,000	1,255,130
Whiting Petroleum Corp. 6.625% 1/15/26 (c)		425,000	75,438
YPF SA:
8.5% 3/23/21 (b)		905,000	764,725
8.5% 6/27/29 (b)		215,000	157,286
8.75% 4/4/24 (b)		2,590,000	2,086,245
			89,952,691
TOTAL ENERGY			95,183,041
FINANCIALS - 4.4%
Banks - 1.0%
Akbank TAS:
5.125% 3/31/25 (b)		125,000	117,461
7.2% 3/16/27 (b)(d)		290,000	278,183
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(d)		205,000	203,206
Banco BMG SA 8.875% 8/5/20 (b)		20,000	19,775
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		90,000	87,075
Banco Macro SA 6.75% 11/4/26 (b)(d)		810,000	652,683
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		620,000	574,469
Biz Finance PLC 9.625% 4/27/22 (b)		336,667	343,926
BTA Bank JSC 5.5% 12/21/22 (b)		697,459	693,100
CBOM Finance PLC:
4.7% 1/29/25 (b)		120,000	119,250
5.55% 2/14/23 (b)		370,000	379,481
Commerzbank AG 4% 3/23/26 (Reg. S)	EUR	1,200,000	1,395,821
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (d)	EUR	1,905,000	2,183,552
Development Bank of Mongolia 7.25% 10/23/23 (b)		105,000	100,931
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		105,000	100,078
Fidelity Bank PLC 10.5% 10/16/22 (b)		155,000	157,325
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		910,000	890,663
Lloyds Banking Group PLC 4.5% 3/18/30 (Reg. S) (d)	EUR	1,037,000	1,256,865
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		240,000	245,775
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		485,000	474,845
TBC Bank JSC 5.75% 6/19/24 (b)		120,000	118,050
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(d)		315,000	294,131
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		565,000	549,286
UniCredit SpA 2.731% 1/15/32 (Reg. S) (d)	EUR	1,046,000	1,061,306
Wells Fargo & Co. 1.741% 5/4/30 (Reg. S) (d)	EUR	1,982,000	2,315,060
			14,612,297
Capital Markets - 0.1%
AssuredPartners, Inc. 7% 8/15/25 (b)		245,000	245,000
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		410,000	417,175
MSCI, Inc. 4% 11/15/29 (b)		340,000	346,800
			1,008,975
Consumer Finance - 2.0%
Ally Financial, Inc.:
8% 11/1/31		823,000	1,040,690
8% 11/1/31		16,143,000	20,824,957
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		240,000	245,175
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)		150,000	131,906
Springleaf Finance Corp.:
5.375% 11/15/29		500,000	470,000
6.625% 1/15/28		385,000	381,150
6.875% 3/15/25		2,580,000	2,646,919
7.125% 3/15/26		3,405,000	3,524,141
			29,264,938
Diversified Financial Services - 0.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,000,000	2,820,938
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		965,000	565,731
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		595,000	618,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		1,570,000	1,515,050
6.25% 5/15/26		1,290,000	1,291,780
6.375% 12/15/25		2,785,000	2,757,150
6.75% 2/1/24		535,000	539,013
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)		450,000	457,875
5% 1/15/28 (b)		455,000	464,100
MDC GMTN BV 2.875% 11/7/29 (b)		530,000	554,703
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	311,550
Sasol Financing International PLC 4.5% 11/14/22		380,000	343,026
Sparc Em Spc 0% 12/5/22 (b)		126,824	122,144
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		325,000	308,953
			12,670,813
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		1,805,000	1,726,031
8.125% 2/15/24 (b)		685,000	712,195
10.125% 8/1/26 (b)		605,000	650,375
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		300,000	298,986
HUB International Ltd. 7% 5/1/26 (b)		595,000	595,000
			3,982,587
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		595,000	541,450
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 2% 7/25/29 (Reg. S) (d)	EUR	1,905,000	2,138,033
TOTAL FINANCIALS			64,219,093
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (b)		320,000	323,133
4.625% 2/1/28 (b)		215,000	223,063
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (b)		535,000	543,817
			1,090,013
Health Care Providers & Services - 1.7%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		1,682,000	1,732,460
Centene Corp.:
4.25% 12/15/27		615,000	634,625
4.625% 12/15/29		2,150,000	2,276,356
4.75% 1/15/25		490,000	501,598
5.25% 4/1/25 (b)		475,000	489,108
5.375% 6/1/26 (b)		1,545,000	1,601,640
5.375% 8/15/26 (b)		385,000	400,481
Community Health Systems, Inc.:
6.625% 2/15/25 (b)		685,000	643,900
8% 3/15/26 (b)		3,270,000	3,090,804
8.125% 6/30/24 (b)		2,162,000	1,448,540
9.875% 6/30/23 (b)		1,825,000	1,419,759
Encompass Health Corp.:
5.125% 3/15/23		330,000	331,650
5.75% 11/1/24		662,000	662,000
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		650,000	676,241
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (b)		715,000	731,981
Molina Healthcare, Inc. 4.375% 6/15/28 (b)		465,000	466,163
Radiology Partners, Inc. 9.25% 2/1/28 (b)		2,690,000	2,535,325
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	298,879
4.625% 9/1/24 (b)		650,000	635,375
4.875% 1/1/26 (b)		1,625,000	1,591,623
5.125% 5/1/25		305,000	294,389
5.125% 11/1/27 (b)		975,000	962,033
6.25% 2/1/27 (b)		955,000	947,838
Vizient, Inc. 6.25% 5/15/27 (b)		145,000	151,888
			24,524,656
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		640,000	654,682
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		625,000	653,125
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)		185,000	184,906
			838,031
Pharmaceuticals - 0.2%
Catalent Pharma Solutions:
4.875% 1/15/26 (b)		205,000	208,116
5% 7/15/27 (b)		205,000	212,817
Mylan NV 3.125% 11/22/28 (Reg. S)	EUR	1,859,000	2,344,685
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	241,250
3.65% 11/10/21		75,000	74,490
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		45,000	44,953
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		240,000	226,725
			3,353,036
TOTAL HEALTH CARE			30,460,418
INDUSTRIALS - 3.2%
Aerospace & Defense - 1.5%
Airbus Group NV 2% 4/7/28 (Reg. S)	EUR	794,000	941,151
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		225,000	225,158
Bombardier, Inc.:
6.125% 1/15/23 (b)		650,000	447,070
7.5% 12/1/24 (b)		520,000	338,000
7.5% 3/15/25 (b)		1,590,000	1,037,634
7.875% 4/15/27 (b)		2,810,000	1,840,550
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		630,000	628,425
5.375% 7/15/26 (b)		430,000	443,063
Embraer Overseas Ltd. 5.696% 9/16/23 (b)		125,000	119,064
Embraer SA 5.15% 6/15/22		275,000	266,836
Moog, Inc. 4.25% 12/15/27 (b)		185,000	180,320
Spirit Aerosystems, Inc. 7.5% 4/15/25 (b)		905,000	892,556
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,678,650
TransDigm, Inc.:
5.5% 11/15/27		6,745,000	5,887,980
6.25% 3/15/26 (b)		955,000	954,403
6.375% 6/15/26		3,145,000	2,869,813
6.5% 5/15/25		835,000	780,800
7.5% 3/15/27		960,000	922,637
Wolverine Escrow LLC:
8.5% 11/15/24 (b)		1,215,000	795,825
9% 11/15/26 (b)		1,245,000	815,475
			22,065,410
Air Freight & Logistics - 0.2%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		365,000	361,806
Rumo Luxembourg SARL:
5.25% 1/10/28 (b)		135,000	135,000
7.375% 2/9/24 (b)		1,682,000	1,763,157
XPO Logistics, Inc. 6.25% 5/1/25 (b)		1,140,000	1,194,150
			3,454,113
Airlines - 0.1%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)		135,000	31,219
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)		92,617	83,479
Azul Investments LLP 5.875% 10/26/24 (b)		945,000	411,075
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23		4,907	4,116
Delta Air Lines, Inc. 7% 5/1/25 (b)		280,000	289,035
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		74,454	69,863
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		179,886	170,526
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		226,263	188,606
Series 2012-2 Class B, 6.75% 12/3/22		126,755	102,378
Series 2013-1 Class B, 5.375% 5/15/23		170,484	138,490
			1,488,787
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		125,000	125,938
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		347,000	279,118
			405,056
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		565,000	586,188
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,886,363
5.875% 7/1/25		165,000	167,063
6% 1/1/27		585,000	592,371
IAA Spinco, Inc. 5.5% 6/15/27 (b)		250,000	258,445
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		525,000	517,125
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)		190,000	195,463
The Brink's Co. 4.625% 10/15/27 (b)		620,000	595,200
			4,798,218
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		625,000	671,875
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(c)		1,530,000	82,716
5.25% 6/27/29 (b)(c)		580,000	23,200
7.125% 6/26/42 (b)(c)		1,406,000	77,330
			855,121
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		575,000	612,203
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		120,000	123,900
Machinery - 0.1%
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		155,000	161,975
Vertical Holdco GmbH 7.625% 7/15/28 (b)(f)		185,000	185,000
Vertical U.S. Newco, Inc. 0% 6/30/27 (b)		675,000	675,000
			1,021,975
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	489,847
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		510,000	498,076
Road & Rail - 0.6%
Hertz Corp.:
5.5% 10/15/24 (b)(c)		590,000	183,490
6% 1/15/28 (b)(c)		340,000	106,250
6.25% 10/15/22 (c)		455,000	142,188
7.125% 8/1/26 (b)(c)		620,000	193,750
JSC Georgian Railway 7.75% 7/11/22 (b)		100,000	101,344
Uber Technologies, Inc.:
7.5% 9/15/27 (b)		2,950,000	2,950,000
8% 11/1/26 (b)		4,260,000	4,336,680
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		306,000	307,530
			8,321,232
Trading Companies & Distributors - 0.1%
FLY Leasing Ltd. 5.25% 10/15/24		490,000	396,900
United Rentals North America, Inc.:
3.875% 11/15/27		300,000	299,250
5.5% 5/15/27		405,000	417,150
			1,113,300
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		17,500	12,228
9.375% 2/1/27 pay-in-kind (b)(d)		1,342,202	1,057,404
DP World Crescent Ltd. 3.875% 7/18/29 (Reg. S)		200,000	196,250
DP World Ltd. 5.625% 9/25/48 (b)		155,000	168,571
			1,434,453
TOTAL INDUSTRIALS			46,681,691
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		940,000	947,638
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (b)		170,000	155,975
IT Services - 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		490,000	493,063
Camelot Finance SA 4.5% 11/1/26 (b)		570,000	570,000
CDW LLC/CDW Finance Corp. 5% 9/1/25		335,000	344,631
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		500,000	508,750
GTT Communications, Inc. 7.875% 12/31/24 (b)		60,000	31,500
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)		365,000	379,600
RP Crown Parent, LLC 7.375% 10/15/24 (b)		225,000	224,438
Tempo Acquisition LLC 6.75% 6/1/25 (b)		475,000	480,938
			3,032,920
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG 2% 6/24/32 (Reg. S)	EUR	1,600,000	1,789,184
Qorvo, Inc. 5.5% 7/15/26		300,000	312,000
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	606,938
			2,708,122
Software - 0.4%
Ascend Learning LLC:
6.875% 8/1/25 (b)		630,000	633,150
6.875% 8/1/25 (b)		210,000	211,549
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)		340,000	357,102
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	979,700
Fair Isaac Corp. 4% 6/15/28 (b)		580,000	581,450
Nortonlifelock, Inc. 5% 4/15/25 (b)		530,000	537,950
Open Text Corp.:
3.875% 2/15/28 (b)		300,000	288,843
5.875% 6/1/26 (b)		465,000	482,489
Open Text Holdings, Inc. 4.125% 2/15/30 (b)		300,000	294,750
Parametric Technology Corp.:
3.625% 2/15/25 (b)		350,000	347,375
4% 2/15/28 (b)		345,000	342,433
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		875,000	861,875
10.5% 2/1/24 (b)		762,000	681,990
			6,600,656
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5.75% 9/1/27 (b)		485,000	485,000
6.125% 9/1/29 (b)		485,000	487,372
8.125% 4/15/25 (b)		285,000	302,100
			1,274,472
TOTAL INFORMATION TECHNOLOGY			14,719,783
MATERIALS - 3.6%
Chemicals - 1.4%
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,610,000	3,890,858
5.15% 3/15/34		1,719,000	1,838,144
5.375% 3/15/44		3,080,000	3,330,404
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (b)(d)(g)		155,000	137,973
6.5% 5/15/26 (b)		2,795,000	2,347,800
6.875% 6/15/25 (b)		560,000	476,000
Element Solutions, Inc. 5.875% 12/1/25 (b)		945,000	954,155
LSB Industries, Inc. 9.625% 5/1/23 (b)		310,000	298,440
Neon Holdings, Inc. 10.125% 4/1/26 (b)		635,000	630,238
OCI NV:
5.25% 11/1/24 (b)		895,000	859,200
6.625% 4/15/23 (b)		270,000	271,350
OCP SA 6.875% 4/25/44 (b)		95,000	115,277
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		940,000	930,600
SABIC Capital II BV 4% 10/10/23 (b)		560,000	597,100
Sasol Financing U.S.A. LLC 5.875% 3/27/24		135,000	121,163
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		414,000	423,808
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		495,000	418,374
The Chemours Co. LLC 5.375% 5/15/27		1,700,000	1,536,273
Tronox, Inc. 6.5% 5/1/25 (b)		530,000	535,300
Valvoline, Inc. 4.25% 2/15/30 (b)		435,000	428,475
			20,140,932
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (b)		200,000	197,503
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		215,000	218,799
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		260,000	256,750
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	297,750
			970,802
Containers & Packaging - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)		595,000	588,678
Cascades, Inc.:
5.125% 1/15/26 (b)		300,000	304,500
5.375% 1/15/28 (b)		300,000	304,500
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,415,700
7.5% 12/15/96		160,000	169,600
Labl Escrow Issuer LLC:
6.75% 7/15/26 (b)		975,000	1,014,302
10.5% 7/15/27 (b)		650,000	690,625
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		375,000	378,281
8.5% 8/15/27 (b)		645,000	689,344
			5,555,530
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)		200,000	204,876
6.75% 9/30/24 (b)		430,000	439,138
7% 9/30/26 (b)		355,000	363,875
Algoma Steel SCA 0% 12/31/23 (e)		102,200	62,342
Arconic Rolled Products Corp.:
6% 5/15/25 (b)		400,000	411,500
6.125% 2/15/28 (b)		875,000	874,781
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		300,000	313,500
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)		620,000	582,800
5.75% 3/1/25		160,000	136,208
5.875% 6/1/27		960,000	793,200
Commercial Metals Co. 5.75% 4/15/26		460,000	471,500
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		1,305,000	1,370,250
CSN Resources SA 7.625% 2/13/23 (b)		1,950,000	1,803,750
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		610,000	573,400
6.875% 3/1/26 (b)		1,265,000	1,226,259
7.25% 5/15/22 (b)		405,000	388,901
7.25% 4/1/23 (b)		2,100,000	2,005,500
7.5% 4/1/25 (b)		1,330,000	1,286,775
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (b)		485,000	485,179
4.75% 5/15/22 (b)		405,000	412,804
5.125% 3/15/23 (b)		650,000	667,875
5.125% 5/15/24 (b)		495,000	509,850
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		665,000	666,330
5.125% 5/15/24 (b)		160,000	171,700
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		485,000	437,713
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	357,445
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		595,000	569,010
Metinvest BV 7.75% 4/23/23 (b)		1,581,000	1,563,214
Mineral Resources Ltd. 8.125% 5/1/27 (b)		960,000	1,020,000
Murray Energy Corp.:
11.25% 4/15/21 (b)(c)		490,000	5
12% 4/15/24 pay-in-kind (b)(c)(d)		548,100	5
POSCO 4% 8/1/23 (b)		145,000	154,996
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		870,000	723,188
Stillwater Mining Co. 6.125% 6/27/22 (b)		1,315,000	1,327,476
United States Steel Corp. 6.25% 3/15/26		615,000	388,988
Usiminas International SARL 5.875% 7/18/26 (b)		110,000	100,238
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,220,000	1,683,038
8.25% 6/7/21 (b)		525,000	457,905
			25,005,514
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		225,000	226,688
TOTAL MATERIALS			51,899,466
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,702,521
Iron Mountain, Inc.:
4.875% 9/15/29 (b)		1,300,000	1,264,250
5% 7/15/28 (b)		630,000	615,038
5.25% 7/15/30 (b)		585,000	572,832
5.625% 7/15/32 (b)		585,000	583,772
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		970,000	974,850
5% 10/15/27		1,295,000	1,330,613
SBA Communications Corp. 3.875% 2/15/27 (b)		890,000	885,550
The GEO Group, Inc.:
5.125% 4/1/23		695,000	601,175
5.875% 10/15/24		765,000	601,061
6% 4/15/26		1,971,000	1,512,743
Uniti Group, Inc. 7.875% 2/15/25 (b)		920,000	932,208
VICI Properties, Inc.:
4.25% 12/1/26 (b)		1,140,000	1,093,933
4.625% 12/1/29 (b)		650,000	633,750
			13,304,296
Real Estate Management & Development - 0.4%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)		650,000	677,625
Howard Hughes Corp. 5.375% 3/15/25 (b)		665,000	618,849
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (b)		2,000,000	1,995,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)		65,000	66,625
5.875% 1/31/25 (b)		380,000	385,700
5.875% 6/15/27 (b)		495,000	512,691
6% 9/1/23 (b)		375,000	383,438
			4,639,928
TOTAL REAL ESTATE			17,944,224
UTILITIES - 2.7%
Electric Utilities - 2.5%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		365,000	372,278
Energias de Portugal SA 1.625% 4/15/27 (Reg. S)	EUR	1,500,000	1,786,672
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		5,696,000	5,425,440
6.75% 8/6/23 (b)		755,000	713,475
NextEra Energy Partners LP:
4.25% 7/15/24 (b)		360,000	364,050
4.25% 9/15/24 (b)		250,000	250,000
NRG Energy, Inc.:
5.75% 1/15/28		1,740,000	1,835,700
6.625% 1/15/27		1,345,000	1,405,525
Pacific Gas & Electric Co.:
3.5% 10/1/20 (c)		303,000	330,270
3.75% 8/15/42 (c)		555,000	574,425
3.95% 12/1/47 (c)		2,880,000	3,012,480
4% 12/1/46 (c)		1,315,000	1,384,038
4.25% 3/15/46 (c)		125,000	137,344
4.3% 3/15/45 (c)		315,000	347,288
5.8% 3/1/37 (c)		2,163,000	2,579,378
6.05% 3/1/34 (c)		8,515,000	10,154,138
Pampa Holding SA 7.5% 1/24/27 (b)		195,000	156,061
PG&E Corp.:
5% 7/1/28		1,345,000	1,339,956
5.25% 7/1/30		510,000	512,550
Vistra Operations Co. LLC:
5% 7/31/27 (b)		1,220,000	1,240,435
5.5% 9/1/26 (b)		820,000	838,975
5.625% 2/15/27 (b)		1,495,000	1,535,335
			36,295,813
Gas Utilities - 0.0%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	225,123
8% 3/1/32		335,000	485,579
			710,702
Independent Power and Renewable Electricity Producers - 0.2%
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		295,000	296,475
Talen Energy Supply LLC 7.625% 6/1/28 (b)		675,000	675,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		320,000	321,600
4.75% 1/15/30 (b)		600,000	609,000
5% 1/31/28 (b)		320,000	334,400
The AES Corp. 4.5% 3/15/23		235,000	233,073
			2,469,548
TOTAL UTILITIES			39,476,063

TOTAL NONCONVERTIBLE BONDS			539,278,234

TOTAL CORPORATE BONDS
(Cost $559,831,954)			539,474,834

U.S. Government and Government Agency Obligations - 16.2%
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25		210,000	211,719
Federal Farm Credit Bank 0.375% 4/8/22		2,900,000	2,907,896
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$194,366
5.375% 4/1/56		302,000	518,353

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,832,334

U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds:
1.25% 5/15/50		890,000	854,435
2% 2/15/50		2,020,000	2,312,111
2.5% 2/15/45		17,524,000	21,608,598
3% 5/15/45		1,800,000	2,416,008
3% 2/15/49		16,081,000	22,188,639
4.75% 2/15/37 (h)(i)		8,126,000	12,956,526
6.25% 8/15/23 (h)		2,249,000	2,674,553
U.S. Treasury Notes:
0.125% 5/31/22		7,475,000	7,469,452
0.125% 6/30/22		575,000	574,663
0.25% 6/15/23		488,000	489,029
0.375% 4/30/25		1,541,000	1,547,983
0.5% 6/30/27		15,107,000	15,116,442
0.625% 5/15/30		2,534,000	2,526,279
1.375% 8/31/23		500,000	518,848
1.5% 8/31/21		2,000,000	2,030,703
1.5% 9/30/21		4,616,000	4,692,272
1.5% 9/30/24		1,995,000	2,101,296
1.5% 10/31/24		280,000	295,148
1.5% 1/31/27		5,095,000	5,439,510
1.625% 11/15/22		3,584,000	3,707,340
1.625% 5/31/23		760,000	792,003
1.625% 9/30/26		4,153,000	4,459,933
2% 11/15/26		9,305,000	10,217,690
2.125% 3/31/24		5,843,000	6,260,455
2.125% 7/31/24		9,671,000	10,414,836
2.25% 3/31/21		700,000	710,992
2.25% 4/30/21		1,350,000	1,373,256
2.25% 7/31/21		1,379,000	1,409,812
2.25% 4/30/24		3,531,000	3,805,342
2.25% 3/31/26		3,329,000	3,684,137
2.375% 4/15/21		9,090,000	9,248,365
2.5% 12/31/20		7,611,000	7,699,597
2.5% 1/31/21		2,753,000	2,790,424
2.5% 2/28/21		5,080,000	5,158,581
2.5% 1/15/22		22,856,000	23,671,138
2.5% 1/31/24		630,000	681,557
2.5% 2/28/26		7,215,000	8,078,263
2.625% 12/31/23		8,827,000	9,573,502
2.875% 11/30/25		3,162,000	3,592,081
3.125% 11/15/28		1,580,000	1,910,072

TOTAL U.S. TREASURY OBLIGATIONS			227,051,871

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 0.5301% 12/7/20 (NCUA Guaranteed) (d)(g)		64,359	64,280
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,498,597
Private Export Funding Corp. Secured 1.75% 11/15/24		1,030,000	1,085,193

TOTAL OTHER GOVERNMENT RELATED			4,648,070

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $212,567,607)			235,532,275

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.360% 3.693% 10/1/35 (d)(g)		735	760
12 month U.S. LIBOR + 1.490% 3.548% 1/1/35 (d)(g)		3,253	3,380
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (d)(g)		373	390
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (d)(g)		1,368	1,431
12 month U.S. LIBOR + 1.630% 3.76% 3/1/33 (d)(g)		2,133	2,215
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (d)(g)		2,664	2,812
12 month U.S. LIBOR + 1.670% 3.744% 11/1/36 (d)(g)		764	798
12 month U.S. LIBOR + 1.700% 3.051% 6/1/42 (d)(g)		6,344	6,599
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (d)(g)		445	466
12 month U.S. LIBOR + 1.750% 3.719% 7/1/35 (d)(g)		4,589	4,803
12 month U.S. LIBOR + 1.760% 3.784% 2/1/37 (d)(g)		8,326	8,740
12 month U.S. LIBOR + 1.800% 3.814% 1/1/42 (d)(g)		20,229	21,077
12 month U.S. LIBOR + 1.800% 4.501% 7/1/41 (d)(g)		6,631	6,911
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (d)(g)		22,608	23,657
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (d)(g)		3,336	3,482
12 month U.S. LIBOR + 1.810% 4.27% 7/1/41 (d)(g)		5,227	5,450
12 month U.S. LIBOR + 1.830% 3.888% 10/1/41 (d)(g)		3,313	3,468
12 month U.S. LIBOR + 1.890% 3.416% 8/1/35 (d)(g)		3,018	3,170
12 month U.S. LIBOR + 1.890% 3.889% 4/1/36 (d)(g)		6,494	6,864
6 month U.S. LIBOR + 1.550% 3.375% 9/1/33 (d)(g)		7,208	7,435
2.5% 11/1/29		1,218,482	1,275,871
3% 5/1/33 to 7/1/33		526,854	559,270
3.5% 7/1/32 to 10/1/34		1,571,910	1,676,982
4% 5/1/29		487,319	516,060
4.5% 11/1/25		80,020	83,881
6% to 6% 1/1/34 to 6/1/36		189,607	222,920
6.5% 5/1/26 to 8/1/36		182,642	211,261

TOTAL FANNIE MAE			4,660,153

Freddie Mac - 0.2%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (d)(g)		1,667	1,726
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (d)(g)		1,475	1,528
12 month U.S. LIBOR + 1.660% 3.665% 7/1/36 (d)(g)		119,209	124,866
12 month U.S. LIBOR + 1.750% 4.008% 9/1/41 (d)(g)		48,211	50,000
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (d)(g)		415	436
12 month U.S. LIBOR + 1.870% 4.283% 10/1/42 (d)(g)		25,745	26,831
12 month U.S. LIBOR + 1.880% 3.719% 4/1/41 (d)(g)		1,887	1,979
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (d)(g)		36,621	38,184
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (d)(g)		4,800	4,965
12 month U.S. LIBOR + 1.910% 4.284% 5/1/41 (d)(g)		7,646	8,004
12 month U.S. LIBOR + 1.910% 4.42% 5/1/41 (d)(g)		5,765	6,056
12 month U.S. LIBOR + 1.910% 4.611% 6/1/41 (d)(g)		8,508	8,880
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (d)(g)		4,229	4,385
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (d)(g)		2,718	2,840
6 month U.S. LIBOR + 1.660% 3.415% 1/1/37 (d)(g)		858	893
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (d)(g)		2,660	2,765
6 month U.S. LIBOR + 1.720% 3.597% 2/1/37 (d)(g)		549	572
6 month U.S. LIBOR + 1.830% 3.58% 5/1/37 (d)(g)		710	743
6 month U.S. LIBOR + 1.840% 3.588% 10/1/36 (d)(g)		7,452	7,784
6 month U.S. LIBOR + 1.860% 3.625% 10/1/35 (d)(g)		3,870	4,042
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (d)(g)		1,231	1,287
6 month U.S. LIBOR + 2.010% 3.576% 5/1/37 (d)(g)		1,637	1,710
6 month U.S. LIBOR + 2.020% 3.995% 6/1/37 (d)(g)		1,355	1,416
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (d)(g)		1,035	1,084
6 month U.S. LIBOR + 2.680% 4.294% 10/1/35 (d)(g)		352	368
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.926% 6/1/33 (d)(g)		5,782	6,064
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.956% 7/1/35 (d)(g)		4,252	4,432
3% 4/1/33 to 11/1/33		1,596,556	1,699,175
3.5% 7/1/32		305,398	326,324
6% 1/1/24		20,780	21,896
6.5% 9/1/21 to 3/1/22		2,169	2,228

TOTAL FREDDIE MAC			2,363,463

Ginnie Mae - 0.4%
6% 6/15/36		162,195	189,661
3.5% 8/20/42 to 3/20/44		2,490,150	2,711,450
4% 3/20/47 to 7/20/47		1,475,168	1,588,581
4.7% 2/20/62 (d)(j)		2,627	2,669
4.94% 2/20/62 (d)(j)		376	379
5% 4/20/48		881,800	975,506
5.196% 1/20/62 (d)(j)		2,126	2,168
5.47% 8/20/59 (d)(j)		422	440

TOTAL GINNIE MAE			5,470,854

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,016,237)			12,494,470

Asset-Backed Securities - 0.0%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 0.9771% 6/28/23 (b)(d)(g)
(Cost $621,792)		623,947	619,190

Collateralized Mortgage Obligations - 1.5%
U.S. Government Agency - 1.5%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.1145% 6/25/36 (d)(g)		164,077	166,455
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		8,402	9,564
Series 2005-64 Class PX, 5.5% 6/25/35		28,745	30,829
Series 2005-68 Class CZ, 5.5% 8/25/35		224,500	260,810
Series 2010-118 Class PB, 4.5% 10/25/40		145,666	163,334
Series 2012-149:
Class DA, 1.75% 1/25/43		62,090	63,829
Class GA, 1.75% 6/25/42		66,364	68,113
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		20,322	21,376
Series 2004-52 Class KZ, 5.5% 7/25/34		389,337	451,961
Series 2004-91 Class Z, 5% 12/25/34		137,793	157,088
Series 2005-117 Class JN, 4.5% 1/25/36		11,467	12,675
Series 2005-14 Class ZB, 5% 3/25/35		57,381	65,435
Series 2006-72 Class CY, 6% 8/25/26		21,302	23,213
Series 2009-59 Class HB, 5% 8/25/39		77,896	88,824
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		52,752	3,563
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.1045% 3/25/36 (d)(g)		106,417	108,751
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		73	0
Series 2011-67 Class AI, 4% 7/25/26 (k)		17,342	1,051
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0848% 2/15/33 (d)(g)		49,561	50,306
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5848% 3/15/34 (d)(g)		69,389	69,570
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		1,024	1,139
Series 2996 Class MK, 5.5% 6/15/35		1,828	2,057
Series 3415 Class PC, 5% 12/15/37		23,337	26,199
Series 3857 Class ZP, 5% 5/15/41		201,392	254,205
Series 4135 Class AB, 1.75% 6/15/42		49,788	51,108
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		2,998	3,371
Series 2877 Class ZD, 5% 10/15/34		170,999	194,990
Series 3745 Class KV, 4.5% 12/15/26		280,570	298,518
Series 3843 Class PZ, 5% 4/15/41		177,050	216,552
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		118,204	121,481
Series 4341 Class ML, 3.5% 11/15/31		276,006	298,375
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.69% 7/20/37 (d)(g)		35,246	35,484
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.67% 1/20/38 (d)(g)		8,892	8,949
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.05% 8/20/38 (d)(g)		60,866	61,889
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.09% 9/20/38 (d)(g)		46,295	47,152
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7951% 11/16/39 (d)(g)		39,596	39,997
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.7251% 12/16/39 (d)(g)		30,102	30,352
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 7/20/60 (d)(g)(j)		290,465	288,785
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.6034% 9/20/60 (d)(g)(j)		347,698	345,532
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.6034% 8/20/60 (d)(g)(j)		343,671	341,604
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.6834% 12/20/60 (d)(g)(j)		169,159	168,441
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.8034% 12/20/60 (d)(g)(j)		189,233	189,092
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.8034% 2/20/61 (d)(g)(j)		290,579	290,424
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.7934% 2/20/61 (d)(g)(j)		426,495	426,181
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.8034% 4/20/61 (d)(g)(j)		154,005	153,882
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.8034% 5/20/61 (d)(g)(j)		205,201	205,031
Class FC, 1 month U.S. LIBOR + 0.500% 0.8034% 5/20/61 (d)(g)(j)		177,362	177,220
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.8334% 6/20/61 (d)(g)(j)		206,377	206,363
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.9034% 10/20/61 (d)(g)(j)		239,141	239,516
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.0034% 11/20/61 (d)(g)(j)		225,229	226,115
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.0034% 1/20/62 (d)(g)(j)		145,457	146,013
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.9334% 1/20/62 (d)(g)(j)		211,067	211,545
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.9334% 3/20/62 (d)(g)(j)		134,917	135,146
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.9534% 5/20/61 (d)(g)(j)		4,848	4,858
Series 2013-H19 Class FD, 1 month U.S. LIBOR + 0.600% 0.9034% 8/20/63 (d)(g)(j)		135,992	136,126
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.8034% 6/20/64 (d)(g)(j)		1,070,272	1,069,428
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.5834% 5/20/63 (d)(g)(j)		12,582	12,537
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.5034% 4/20/63 (d)(g)(j)		14,509	14,411
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.7034% 12/20/62 (d)(g)(j)		6,658	6,639
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.44% 10/20/47 (d)(g)		364,366	362,363
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.49% 5/20/48 (d)(g)		427,771	426,092
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.49% 6/20/48 (d)(g)		507,257	505,341
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.64% 9/20/49 (d)(g)		1,172,590	1,174,802
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.64% 8/20/49 (d)(g)		2,648,924	2,651,138
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	707,764
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		38,346	2,354
Series 2017-134 Class BA, 2.5% 11/20/46		71,242	74,870
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	504,127
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		16,007	16,048
Series 2013-H26 Class HA, 3.5% 9/20/63 (j)		241,851	244,969
Series 2014-H04 Class HA, 2.75% 2/20/64 (j)		852,569	881,980
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		228,349	233,492
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.8034% 9/20/62 (d)(g)(j)		35,835	35,828
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.9534% 11/20/65 (d)(g)(j)		9,332	9,334
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)		1,357,105	1,473,952
Series 2004-22 Class M1, 5.5% 4/20/34		55,848	76,466
Series 2010-169 Class Z, 4.5% 12/20/40		441,949	488,063
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		864	884
Series 2010-H16 Class BA, 3.55% 7/20/60 (j)		51,954	55,344
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(j)		3,066	3,380
Series 2010-H28 Class KA, 3.75% 12/20/60 (j)		538	541
Series 2012-64 Class KI, 3.5% 11/20/36 (k)		20,946	309
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4133% 4/20/39 (d)(l)		54,694	56,838
Class ST, 8.800% - 1 month U.S. LIBOR 8.5467% 8/20/39 (d)(l)		217,994	225,399
Series 2013-H01 Class FA, 1.65% 1/20/63 (j)		179,055	179,372
Series 2013-H07 Class JA, 1.75% 3/20/63 (j)		195,825	196,176
Series 2013-H08 Class MA, 3% 3/20/63 (j)		211,738	213,393
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		77,883	78,046
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		27,282	27,267
Class JA, 2.5% 6/20/65 (j)		17,681	17,714
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(j)		124,678	125,393
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.67% 5/20/66 (d)(g)(j)		786,715	781,428
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66(d)(g)(j)		916,498	907,297
Series 2090-118 Class XZ, 5% 12/20/39		886,523	1,030,132
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $21,939,953)			22,271,350

Foreign Government and Government Agency Obligations - 14.7%
Arab Republic of Egypt:
5.75% 5/29/24 (b)		165,000	165,722
6.125% 1/31/22 (b)		835,000	855,092
7.0529% 1/15/32 (b)		200,000	190,000
7.5% 1/31/27 (b)		2,900,000	3,033,219
7.6003% 3/1/29 (b)		1,105,000	1,125,028
7.903% 2/21/48 (b)		335,000	309,770
8.5% 1/31/47 (b)		580,000	566,950
8.7002% 3/1/49 (b)		100,000	97,969
Argentine Republic:
5.625% 1/26/22 (c)		2,015,000	831,188
6.875% 4/22/21 (c)		6,495,000	2,703,544
7.5% 4/22/26 (c)		4,155,000	1,669,791
8.28% 12/31/33 (c)		897,304	400,422
Australian Commonwealth:
2.5% 5/21/30 (Reg. S)	AUD	2,680,000	2,130,706
3% 3/21/47	AUD	5,760,000	5,056,249
Azerbaijan Republic 4.75% 3/18/24 (b)		325,000	346,531
Bahamian Republic 6% 11/21/28 (b)		100,000	86,000
Barbados Government:
6.5% 2/1/21 (b)		260,500	258,058
6.5% 10/1/29 (b)		705,000	635,161
Belarus Republic 6.875% 2/28/23 (b)		1,225,000	1,226,148
Bermuda Government:
3.717% 1/25/27 (b)		265,000	281,231
4.75% 2/15/29 (b)		550,000	619,438
Brazilian Federative Republic:
2.875% 6/6/25		200,000	197,200
3.875% 6/12/30		170,000	164,050
4.5% 5/30/29		405,000	416,517
4.75% 1/14/50		275,000	260,047
5.625% 1/7/41		110,000	114,297
7.125% 1/20/37		390,000	468,853
8.25% 1/20/34		1,945,000	2,521,814
Buoni del Tesoro Poliennali:
1.85% 7/1/25 (Reg. S) (b)	EUR	5,000,000	5,924,412
2.45% 9/1/50 (Reg. S) (b)	EUR	1,427,000	1,677,534
Cameroon Republic 9.5% 11/19/25 (b)		1,515,000	1,519,261
Canadian Government:
1.25% 3/1/25	CAD	8,000,000	6,135,946
1.25% 6/1/30	CAD	3,390,000	2,670,998
1.75% 8/1/20	CAD	12,170,000	8,975,554
2% 12/1/51	CAD	1,400,000	1,311,984
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		400,000	308,000
8.95% 2/19/21 (b)		283,900	253,026
Colombian Republic 3.125% 4/15/31		250,000	248,250
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (b)		675,000	638,719
Dominican Republic:
4.5% 1/30/30 (b)		50,000	45,234
5.5% 1/27/25 (b)		245,000	247,603
5.875% 1/30/60 (b)		390,000	335,034
5.95% 1/25/27 (b)		445,000	447,642
6% 7/19/28 (b)		300,000	301,594
6.4% 6/5/49 (b)		380,000	347,819
6.5% 2/15/48 (Reg. S)		150,000	138,047
6.85% 1/27/45 (b)		245,000	234,664
6.875% 1/29/26 (b)		1,040,000	1,090,375
7.45% 4/30/44 (b)		690,000	708,975
7.5% 5/6/21 (b)		188,333	194,395
El Salvador Republic:
7.1246% 1/20/50 (b)		195,000	158,925
7.625% 2/1/41 (b)		115,000	97,211
7.75% 1/24/23 (b)		980,000	913,544
Emirate of Abu Dhabi:
2.5% 4/16/25 (b)		215,000	223,331
3.125% 9/30/49 (b)		345,000	359,231
3.875% 4/16/50 (b)		200,000	235,750
Georgia Republic 6.875% 4/12/21 (b)		280,000	284,900
German Federal Republic:
0% 9/11/20(Reg. S)	EUR	6,140,000	6,905,403
0% 2/15/30 (Reg. S)	EUR	4,420,000	5,196,040
0.25% 2/15/29	EUR	24,754,575	29,764,913
Ghana Republic:
7.875% 3/26/27 (b)		215,000	212,648
9.25% 9/15/22 (b)		45,000	45,000
Guatemalan Republic 5.375% 4/24/32 (b)		200,000	220,563
Indonesian Republic:
3.85% 10/15/30		330,000	366,300
4.1% 4/24/28		630,000	698,709
4.35% 1/11/48		400,000	450,000
5.125% 1/15/45 (b)		825,000	1,006,582
5.25% 1/17/42 (b)		355,000	438,647
5.95% 1/8/46 (b)		350,000	476,168
6.625% 2/17/37 (b)		220,000	301,263
6.75% 1/15/44 (b)		330,000	481,041
7.75% 1/17/38 (b)		950,000	1,428,563
8.5% 10/12/35 (Reg. S)		700,000	1,091,781
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		95,000	98,978
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,659,000	6,586,347
5.5% 12/4/23		1,628,000	1,916,506
Ivory Coast 5.75% 12/31/32		660,525	649,379
Jamaican Government:
6.75% 4/28/28		130,000	146,413
7.875% 7/28/45		160,000	195,400
8% 3/15/39		50,000	61,672
Japan Government:
0.1% 9/20/29	JPY	738,800,000	6,900,206
0.4% 3/20/56	JPY	317,500,000	2,740,836
0.9% 6/20/22	JPY	654,100,000	6,181,503
Jordanian Kingdom:
3% 6/30/25		1,179,000	1,307,507
4.95% 7/7/25 (b)		280,000	280,000
5.85% 7/7/30 (b)		200,000	200,000
6.125% 1/29/26 (b)		470,000	494,528
Kazakhstan Republic 6.5% 7/21/45 (b)		75,000	110,695
Kingdom of Saudi Arabia:
2.9% 10/22/25 (b)		405,000	429,300
3.625% 3/4/28 (b)		480,000	527,700
4.625% 10/4/47 (b)		660,000	768,900
Lebanese Republic:
5.8% 12/31/49 (c)		610,000	115,709
6.375% 12/31/49 (c)		895,000	165,575
Mendoza Province 8.375% 5/19/24 (b)(c)		80,000	37,694
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		600,000	681,000
5.1% 3/28/35 (b)		2,200,000	2,719,063
5.1% 3/28/35(Reg. S)		1,000,000	1,235,938
5.25% 6/23/47 (b)		1,000,000	1,321,000
5.25% 6/23/47(Reg. S)		600,000	792,600
5.625% 4/4/42 (b)		200,000	271,188
5.875% 9/16/43 (Reg. S)		200,000	281,375
7.25% 5/10/34	RUB	4,800,000	74,866
7.6% 7/20/22	RUB	62,870,000	936,820
8.15% 2/3/27	RUB	35,170,000	569,387
Mongolia Government 10.875% 4/6/21 (b)		50,000	51,875
Moroccan Kingdom:
4.25% 12/11/22 (b)		225,000	237,094
5.5% 12/11/42 (b)		70,000	85,488
Papua New Guinea 8.375% 10/4/28 (b)		300,000	288,000
Province of Santa Fe 7% 3/23/23 (b)		1,175,000	765,219
Provincia de Cordoba:
7.125% 6/10/21 (b)		1,650,000	1,012,172
7.45% 9/1/24 (b)		880,000	517,000
Republic of Armenia 7.15% 3/26/25 (b)		62,000	69,498
Republic of Honduras:
5.625% 6/24/30 (b)		150,000	152,438
8.75% 12/16/20 (b)		400,000	406,875
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,550,000	2,292,609
Republic of Nigeria:
6.75% 1/28/21 (b)		240,000	243,225
7.625% 11/21/25 (b)		1,540,000	1,571,281
Republic of Paraguay 4.95% 4/28/31 (b)		400,000	444,000
Republic of Senegal 8.75% 5/13/21 (b)		75,000	77,602
Republic of Serbia 7.25% 9/28/21 (b)		425,000	452,094
Republic of Trinidad & Tobago 4.5% 6/26/30 (b)		335,000	330,394
Republic of Uzbekistan 4.75% 2/20/24 (b)		200,000	210,188
Romanian Republic 4.375% 8/22/23 (b)		210,000	223,388
Rwanda Republic 6.625% 5/2/23 (b)		650,000	641,672
Spanish Kingdom 1% 10/31/50 (Reg. S) (b)	EUR	500,000	521,513
State of Qatar:
3.75% 4/16/30 (b)		1,920,000	2,190,600
4% 3/14/29 (b)		840,000	966,000
4.5% 4/23/28 (b)		100,000	117,875
4.817% 3/14/49 (b)		1,200,000	1,580,250
5.103% 4/23/48 (b)		640,000	870,200
9.75% 6/15/30 (b)		375,000	621,914
Sultanate of Oman:
3.875% 3/8/22 (b)		575,000	566,734
4.125% 1/17/23 (b)		180,000	176,513
6.75% 1/17/48 (b)		140,000	120,619
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		290,000	283,838
Turkish Republic:
3.25% 3/23/23		3,635,000	3,436,211
4.25% 3/13/25		415,000	386,728
5.125% 3/25/22		1,865,000	1,866,748
5.25% 3/13/30		225,000	201,445
5.75% 5/11/47		940,000	769,625
6.25% 9/26/22		2,865,000	2,900,813
6.35% 8/10/24		270,000	273,122
7.25% 12/23/23		210,000	218,072
Ukraine Government:
1.471% 9/29/21		1,600,000	1,623,642
7.375% 9/25/32 (b)		355,000	356,553
7.75% 9/1/20 (b)		3,490,000	3,507,450
7.75% 9/1/21 (b)		5,943,000	6,142,091
7.75% 9/1/22 (b)		81,000	84,443
7.75% 9/1/23 (b)		120,000	125,700
7.75% 9/1/24 (b)		450,000	469,125
7.75% 9/1/26 (b)		200,000	208,500
7.75% 9/1/27 (b)		110,000	114,434
United Kingdom, Great Britain and Northern Ireland:
0.875% 10/22/29 (Reg. S)	GBP	7,780,000	10,299,112
2% 7/22/20 (Reg. S)	GBP	2,270,000	2,815,679
United Mexican States:
3.25% 4/16/30		535,000	530,453
3.75% 1/11/28		590,000	615,813
3.9% 4/27/25		250,000	268,000
4.5% 4/22/29		290,000	314,197
4.75% 4/27/32		200,000	220,300
5.75% 10/12/2110		1,805,000	2,004,678
6.05% 1/11/40		1,330,000	1,623,016
6.5% 6/9/22	MXN	2,370,000	106,670
Venezuelan Republic:
9.25% 9/15/27 (c)		2,395,000	143,700
11.95% 8/5/31 (Reg. S) (c)		1,090,000	65,400
12.75% 8/23/22 (c)		190,000	11,400
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 2.625% 3/13/28 (d)(g)		75,000	67,325
4.8% 11/19/24 (b)		60,000	65,383
5.5% 3/12/28		1,935,000	1,921,697
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $215,137,802)			212,486,352
		Shares	Value

Common Stocks - 5.3%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (m)		1,400	1,985,270
Facebook, Inc. Class A (m)		9,200	2,089,044
			4,074,314
Media - 0.2%
Altice U.S.A., Inc. Class A (m)		47,800	1,077,412
iHeartMedia, Inc. warrants 5/1/39 (m)		5,655	47,215
Nexstar Broadcasting Group, Inc. Class A		12,200	1,021,018
			2,145,645
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.		30,200	3,145,330
T-Mobile U.S., Inc. rights 7/28/20 (m)		30,200	5,074
			3,150,404

TOTAL COMMUNICATION SERVICES			9,370,363

CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (e)(m)		1,921	58
Exide Technologies (e)(m)		2,115	2,115
Exide Technologies (e)(m)		124,905	1
UC Holdings, Inc. (e)(m)		33,750	486,000
			488,174
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.		41,400	865,260
Eldorado Resorts, Inc. (m)		37,600	1,506,256
MGM Mirage, Inc.		21,600	362,880
Penn National Gaming, Inc. (m)		44,100	1,346,814
Studio City International Holdings Ltd. ADR (m)		11,100	176,489
			4,257,699
Household Durables - 0.1%
Tempur Sealy International, Inc. (m)		18,000	1,295,100
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (m)		400	1,103,528

TOTAL CONSUMER DISCRETIONARY			7,144,501

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (e)(m)		9,431	504,936
Food Products - 0.2%
Darling Ingredients, Inc. (m)		40,100	987,262
JBS SA		447,600	1,740,818
Reddy Ice Holdings, Inc. (e)		2,286	238
Reddy Ice Holdings, Inc. (e)(m)		5,683	0
			2,728,318

TOTAL CONSUMER STAPLES			3,233,254

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (m)		6,562	525
Oil, Gas & Consumable Fuels - 0.0%
Chaparral Energy, Inc. Class A (m)(n)		5,029	3,260
Goodrich Petroleum Corp. (m)		4,211	30,319
Harvest Oil & Gas Corp.		1,335	28,035
MEG Energy Corp. (m)		77,100	214,104
Ultra Petroleum Corp. warrants 7/14/25 (m)		10,710	0
			275,718

TOTAL ENERGY			276,243

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		36,200	859,750
JPMorgan Chase & Co.		10,000	940,600
			1,800,350
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (m)		137	207
Penson Worldwide, Inc. Class A (e)(m)		314,563	3
			210
Consumer Finance - 0.1%
OneMain Holdings, Inc.		21,400	525,156

TOTAL FINANCIALS			2,325,716

HEALTH CARE - 0.7%
Biotechnology - 0.0%
Alexion Pharmaceuticals, Inc. (m)		5,800	650,992
Regeneron Pharmaceuticals, Inc. (m)		100	62,365
			713,357
Health Care Providers & Services - 0.3%
Cigna Corp.		5,300	994,545
HCA Holdings, Inc.		10,300	999,718
Humana, Inc.		3,200	1,240,800
Rotech Healthcare, Inc. (e)(m)		6,069	63,178
UnitedHealth Group, Inc.		4,100	1,209,295
			4,507,536
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (m)		6,000	1,046,100
IQVIA Holdings, Inc. (m)		13,900	1,972,132
Thermo Fisher Scientific, Inc.		3,500	1,268,190
			4,286,422
Pharmaceuticals - 0.1%
Bausch Health Cos., Inc. (Canada) (m)		23,200	424,490
Jazz Pharmaceuticals PLC (m)		5,000	551,700
			976,190

TOTAL HEALTH CARE			10,483,505

INDUSTRIALS - 0.6%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (m)		9,900	764,775
Airlines - 0.1%
Air Canada (m)		145,200	1,812,861
Building Products - 0.1%
Carrier Global Corp.		45,100	1,002,122
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	214
Machinery - 0.1%
Allison Transmission Holdings, Inc.		12,900	474,462
Fortive Corp.		12,200	825,452
			1,299,914
Marine - 0.0%
U.S. Shipping Partners Corp. (e)(m)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)(m)		6,028	0
			0
Professional Services - 0.0%
ASGN, Inc. (m)		9,200	613,456
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (m)		31,600	1,094,940
Penhall Acquisition Co.:
Class A (e)(m)		321	24,650
Class B (e)(m)		107	8,217
United Rentals, Inc. (m)		14,763	2,200,278
			3,328,085
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (e)(m)(o)		16,755	19
Class A2 (e)(m)(o)		16,755	19
Class A3 (e)(m)(o)		16,755	19
Class A4 (e)(m)(o)		16,755	19
Class A5 (e)(m)(o)		16,755	19
Class A6 (e)(m)(o)		16,755	19
Class A7 (e)(m)(o)		16,755	19
Class A8 (e)(m)(o)		16,755	19
Class A9 (e)(m)(o)		16,755	19
			171

TOTAL INDUSTRIALS			8,821,598

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.3%
CDW Corp.		8,600	999,148
Zebra Technologies Corp. Class A (m)		12,000	3,071,400
			4,070,548
IT Services - 0.7%
EPAM Systems, Inc. (m)		7,500	1,890,075
Fiserv, Inc. (m)		9,726	949,452
Global Payments, Inc.		11,200	1,899,744
GoDaddy, Inc. (m)		10,100	740,633
MasterCard, Inc. Class A		5,300	1,567,210
PayPal Holdings, Inc. (m)		11,500	2,003,645
Visa, Inc. Class A		8,500	1,641,945
			10,692,704
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.		2,100	662,781
Lam Research Corp.		5,500	1,779,030
Microchip Technology, Inc.		6,800	716,108
ON Semiconductor Corp. (m)		40,500	802,710
			3,960,629
Software - 0.6%
Adobe, Inc. (m)		7,700	3,351,887
Microsoft Corp.		16,900	3,439,319
Palo Alto Networks, Inc. (m)		3,800	872,746
SS&C Technologies Holdings, Inc.		17,308	977,556
VMware, Inc. Class A (m)(n)		3,800	588,468
			9,229,976

TOTAL INFORMATION TECHNOLOGY			27,953,857

MATERIALS - 0.3%
Chemicals - 0.1%
CF Industries Holdings, Inc.		25,200	709,128
The Chemours Co. LLC		21,000	322,350
			1,031,478
Containers & Packaging - 0.1%
Berry Global Group, Inc. (m)		24,200	1,072,544
WestRock Co.		27,600	779,976
			1,852,520
Metals & Mining - 0.1%
Algoma Steel GP (e)(m)		10,220	204
Algoma Steel SCA (e)(m)		10,220	1,431
Elah Holdings, Inc. (m)		14	672
First Quantum Minerals Ltd.		63,200	503,701
			506,008

TOTAL MATERIALS			3,390,006

UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc.		27,900	908,424
Pacific Gas & Electric Co.:
rights 8/29/20 (e)(m)		600,000	36,000
rights (e)(m)		26,136	26,136
PG&E Corp. (m)		77,900	690,973
Portland General Electric Co.		140	5,853
			1,667,386
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.		82,200	1,530,564

TOTAL UTILITIES			3,197,950

TOTAL COMMON STOCKS
(Cost $62,068,005)			76,196,993

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (e)(m)(o)
(Cost $286,754)		8,042,141	2,716
		Principal Amount(a)	Value

Bank Loan Obligations - 2.1%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (d)(g)(p)		483,788	453,856
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 3/9/27 (d)(g)(p)		458,850	434,494
			888,350
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 2/10/27 (d)(g)(p)		443,817	420,149
Media - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1848% 10/22/26 (d)(g)(p)		115,000	113,850
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9226% 9/19/26 (d)(g)(p)		230,550	218,817
			332,667
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (d)(g)(p)(q)		318,729	322,914

TOTAL COMMUNICATION SERVICES			1,964,080

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (d)(g)(p)		305,000	228,750
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (d)(g)(p)		603,570	562,328
			791,078
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (d)(g)(p)		655,000	186,020
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.072% 2/5/26(d)(g)(p)		975,324	924,119

TOTAL CONSUMER DISCRETIONARY			1,901,217

ENERGY - 0.6%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 11/3/25 (d)(g)(p)		287,100	185,180
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (d)(e)(p)		67,430	67,935
			253,115
Oil, Gas & Consumable Fuels - 0.6%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (d)(g)(p)		446,200	319,033
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (d)(g)(p)		5,365,000	241,425
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (d)(g)(p)		8,185,000	2,793,131
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 0% 6/9/24 (c)(d)(g)(p)		6,150,000	3,527,456
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (d)(g)(p)		74,438	70,561
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (d)(g)(p)		302,000	274,820
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (d)(g)(p)		1,900,000	1,450,327
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(e)(g)(p)		283,417	99,196
term loan 0% 12/31/49 (c)(e)(p)		122,000	42,700
			8,818,649

TOTAL ENERGY			9,071,764

FINANCIALS - 0.0%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 2/27/26 (d)(g)(p)		192,831	187,206
Diversified Financial Services - 0.0%
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 2/11/27 (d)(g)(p)		260,284	251,609

TOTAL FINANCIALS			438,815

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1782% 6/13/26 (d)(g)(p)		2,342,300	2,248,280
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.19% 6/1/25 (d)(g)(p)		91,949	89,225

TOTAL HEALTH CARE			2,337,505

INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (d)(g)(p)		138,963	118,292
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (d)(g)(p)		74,711	63,598
			181,890
Building Products - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (d)(g)(p)		243,469	237,535
Commercial Services & Supplies - 0.1%
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 1/23/27 (d)(g)(p)		115,000	112,652
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (d)(g)(p)		438,900	426,466
			539,118
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (d)(g)(p)		152,288	126,208
Electrical Equipment - 0.1%
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1825% 3/2/27 (d)(g)(p)		1,780,538	1,678,157

TOTAL INDUSTRIALS			2,762,908

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.0%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4283% 11/4/26 (d)(g)(p)		29,925	28,728
IT Services - 0.3%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 10/31/26 (d)(g)(p)		59,700	57,723
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.93% 5/31/25 (d)(g)(p)		1,484,334	1,087,898
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6728% 5/1/27 (d)(g)(p)		1,360,000	1,346,400
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9401% 10/11/26 (d)(g)(p)		767,513	649,316
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9401% 10/11/25 (d)(g)(p)		545,205	514,309
			3,655,646
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 9/19/26 (d)(g)(p)		416,850	399,134
Software - 0.4%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 10/2/25 (d)(g)(p)		1,851,800	1,747,636
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 11/1/24 (d)(g)(p)		1,090,000	1,089,324
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (d)(g)(p)		164,776	157,155
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (d)(g)(p)		535,000	472,806
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9336% 9/29/24 (d)(g)(p)		235,636	228,895
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (d)(g)(p)		1,264,375	1,255,524
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5/3/26 (g)(p)(r)		670,000	660,895
2LN, term loan 3 month U.S. LIBOR + 6.750% 5/3/27 (g)(p)(r)		140,000	142,100
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 2/28/27 (d)(g)(p)		124,688	120,012
			5,874,347

TOTAL INFORMATION TECHNOLOGY			9,957,855

MATERIALS - 0.0%
Metals & Mining - 0.0%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (d)(g)(p)		250,338	133,305
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (c)(g)(p)		1,217,407	16,228
			149,533
UTILITIES - 0.1%
Electric Utilities - 0.1%
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/18/25 (g)(p)(r)		1,680,000	1,648,500
TOTAL BANK LOAN OBLIGATIONS
(Cost $44,819,395)			30,232,177
		Shares	Value

Fixed-Income Funds - 9.9%
Fidelity Floating Rate Central Fund (s)
(Cost $156,544,213)		1,525,158	143,212,368
		Principal Amount(a)	Value

Preferred Securities - 4.7%
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Cosan Overseas Ltd. 8.25% (t)		2,085,000	2,114,901
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
DCP Midstream Partners LP 7.375% (d)(t)		775,000	540,458
Energy Transfer Partners LP:
6.25% (d)(t)		3,540,000	2,799,912
6.625% (d)(t)		1,370,000	1,082,478
MPLX LP 6.875% (d)(t)		1,550,000	1,419,612
Summit Midstream Partners LP 9.5% (d)(t)		775,000	103,969
			5,946,429
FINANCIALS - 4.1%
Banks - 3.5%
Alfa Bond Issuance PLC 8% (Reg. S) (d)(t)		675,000	688,782
Banco Do Brasil SA:
6.25% (b)(d)(t)		325,000	289,298
8.5% (b)(d)(t)		210,000	215,349
Banco Mercantil del Norte SA 7.625% (b)(d)(t)		210,000	204,001
Bank of America Corp.:
5.125% (d)(t)		1,950,000	1,931,602
5.2% (d)(t)		3,717,000	3,599,299
5.875% (d)(t)		5,125,000	5,322,947
6.25% (d)(t)		1,410,000	1,487,716
Citigroup, Inc.:
4.7% (d)(t)		3,805,000	3,451,964
5% (d)(t)		3,245,000	3,103,486
5.9% (d)(t)		1,455,000	1,479,131
5.95% (d)(t)		2,675,000	2,715,029
6.3% (d)(t)		270,000	272,643
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(t)		200,000	190,182
Huntington Bancshares, Inc. 5.7% (d)(t)		650,000	558,713
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		490,000	523,013
6.125% (b)(d)(t)		260,000	243,927
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.7534% (d)(g)(t)		2,145,000	1,918,453
4% (d)(t)		4,805,000	4,273,126
4.4866% (d)(g)(t)		865,000	826,845
4.6% (d)(t)		1,225,000	1,116,861
5% (d)(t)		1,660,000	1,631,028
6% (d)(t)		6,524,000	6,735,313
6.125% (d)(t)		850,000	876,244
6.75% (d)(t)		400,000	441,201
Tinkoff Credit Systems 9.25% (Reg. S) (d)(t)		1,005,000	1,021,918
Wells Fargo & Co.:
5.875% (d)(t)		2,600,000	2,709,040
5.9% (d)(t)		3,065,000	3,042,041
			50,869,152
Capital Markets - 0.6%
Goldman Sachs Group, Inc.:
4.3696% (d)(g)(t)		3,165,000	2,920,898
4.4% (d)(t)		420,000	381,634
4.95% (d)(t)		710,000	696,524
5% (d)(t)		4,331,000	4,036,182
			8,035,238
Insurance - 0.0%
MAPFRE SA 4.375% 3/31/47 (Reg. S) (d)	EUR	500,000	615,002

TOTAL FINANCIALS			59,519,392

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(c)(t)		1,975,000	111,711
TOTAL PREFERRED SECURITIES
(Cost $72,689,419)			67,692,433
		Shares	Value

Money Market Funds - 7.6%
Fidelity Cash Central Fund 0.12% (u)		109,348,104	109,369,974
Fidelity Securities Lending Cash Central Fund 0.12% (u)(v)		96,240	96,250
TOTAL MONEY MARKET FUNDS
(Cost $109,457,670)			109,466,224

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	$44,345
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	31,417
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	30,754

TOTAL PUT OPTIONS			106,516

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	232,708
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	76,901
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	121,493

TOTAL CALL OPTIONS			431,102

TOTAL PURCHASED SWAPTIONS
(Cost $504,878)			537,618
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,468,485,679)			1,450,219,000
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(817,474)
NET ASSETS - 100%			$1,449,401,526

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,100,000	$(28,162)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	2,900,000	(40,596)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	5,000,000	(47,194)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	4,100,000	(78,123)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	2,800,000	(1,375)

TOTAL PUT SWAPTIONS			(195,450)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,100,000	(89,005)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	2,900,000	(134,033)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	5,000,000	(297,420)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	4,100,000	(148,491)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	2,800,000	(231,588)

TOTAL CALL SWAPTIONS			(900,537)

TOTAL WRITTEN SWAPTIONS			$(1,095,987)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	150	Sept. 2020	$20,875,781	$41,870	$41,870
CBOT 2-Year U.S. Treasury Note Contracts (United States)	12	Sept. 2020	2,649,938	143	143
CBOT Long Term U.S. Treasury Bond Contracts (United States)	23	Sept. 2020	4,106,938	(2,731)	(2,731)
TOTAL FUTURES CONTRACTS					$39,282

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $46,518,025.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
AUD	238,000	USD	164,622	Citibank NA	8/13/20	$(345)
AUD	204,000	USD	142,605	Citibank NA	8/13/20	(1,795)
AUD	869,000	USD	557,550	National Australia Bank	8/13/20	42,272
CAD	225,000	USD	167,484	Bank Of America NA	8/13/20	(1,733)
CAD	4,078,000	USD	2,896,029	JPMorgan Chase Bank, N.A.	8/13/20	108,120
EUR	318,000	USD	345,656	BNP Paribas SA	8/13/20	11,958
EUR	2,643,000	USD	2,885,662	BNP Paribas SA	8/13/20	86,587
EUR	437,000	USD	490,448	BNP Paribas SA	8/13/20	991
EUR	437,000	USD	490,448	BNP Paribas SA	8/13/20	991
EUR	2,465,000	USD	2,665,059	Canadian Imperial Bank of Commerce	8/13/20	107,015
EUR	120,000	USD	136,767	Citibank NA	8/13/20	(1,818)
EUR	1,433,000	USD	1,610,583	Citibank NA	8/13/20	932
EUR	1,433,000	USD	1,610,583	Citibank NA	8/13/20	932
EUR	127,000	USD	142,423	JPMorgan Chase Bank, N.A.	8/13/20	398
EUR	127,000	USD	142,423	JPMorgan Chase Bank, N.A.	8/13/20	398
EUR	673,000	USD	759,055	Morgan Stanley	8/13/20	(2,217)
EUR	874,000	USD	951,554	National Australia Bank	8/13/20	31,323
EUR	142,000	USD	154,997	National Australia Bank	8/13/20	4,693
EUR	1,666,000	USD	1,885,887	National Australia Bank	8/13/20	(12,347)
EUR	238,000	USD	260,961	Societe Generale SA	8/13/20	6,688
JPY	43,667,000	USD	407,014	HSBC	8/13/20	(2,376)
JPY	142,961,000	USD	1,339,031	State Street Bank	8/13/20	(14,289)
NOK	19,838,000	USD	1,933,849	Canadian Imperial Bank of Commerce	8/13/20	127,527
NOK	21,668,000	USD	2,105,552	National Australia Bank	8/13/20	145,980
USD	215,440	AUD	314,000	BNP Paribas SA	8/13/20	(1,297)
USD	7,219,694	AUD	11,201,000	National Australia Bank	8/13/20	(511,718)
USD	20,688,598	CAD	29,011,000	Canadian Imperial Bank of Commerce	8/13/20	(682,997)
USD	202,760	CAD	277,000	Citibank NA	8/13/20	(1,298)
USD	202,760	CAD	277,000	Citibank NA	8/13/20	(1,298)
USD	639,214	CAD	898,000	National Australia Bank	8/13/20	(22,317)
USD	901,129	EUR	803,000	BNP Paribas SA	8/13/20	(1,904)
USD	465,325	EUR	415,000	BNP Paribas SA	8/13/20	(927)
USD	251,475	EUR	228,000	Bank Of America NA	8/13/20	(4,928)
USD	767,198	EUR	686,000	Brown Brothers Harriman & Co.	8/13/20	(4,260)
USD	204,998	EUR	189,000	Canadian Imperial Bank of Commerce	8/13/20	(7,547)
USD	1,343,070	EUR	1,204,000	Citibank NA	8/13/20	(10,917)
USD	3,035,359	EUR	2,775,000	Royal Bank Of Canada	8/13/20	(85,334)
USD	75,902,259	EUR	69,826,000	Societe Generale SA	8/13/20	(2,622,245)
USD	3,085,997	EUR	2,806,000	Societe Generale SA	8/13/20	(69,558)
USD	345,664	EUR	307,000	Societe Generale SA	8/13/20	419
USD	176,494	EUR	157,000	Societe Generale SA	8/13/20	(64)
USD	1,297,107	GBP	1,041,000	Brown Brothers Harriman & Co.	8/13/20	6,856
USD	2,365,979	GBP	1,915,000	Royal Bank Of Canada	8/13/20	(7,537)
USD	9,382,909	GBP	7,530,000	State Street Bank	8/13/20	49,971
USD	17,732,444	JPY	1,889,283,000	National Australia Bank	8/13/20	225,475
USD	4,029,287	NOK	41,506,000	Bank Of America NA	8/13/20	(283,619)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(3,397,159)
					Unrealized Appreciation	959,526
					Unrealized Depreciation	(4,356,685)

For the period, the average contract value for forward foreign currency contracts was $264,980,293. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2022	$5,652,000	$4,938	$0	$4,938
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	1,186,000	53,951	0	53,951
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2030	4,957,000	20,329	0	20,329
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2050	145,000	20,841	0	20,841

TOTAL INTEREST RATE SWAPS							$100,059	$0	$100,059

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $399,200,207 or 27.5% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $437,861.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $371,510.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Non-income producing

 (n) Security or a portion of the security is on loan at period end.

 (o) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,883 or 0.0% of net assets.

 (p) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $156,001and $158,050, respectively.

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Security is perpetual in nature with no stated maturity date.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$491,006
Fidelity Floating Rate Central Fund	3,635,121
Fidelity Securities Lending Cash Central Fund	183
Total	$4,126,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$137,478,893	$15,956,516	$--	$--	$(10,223,041)	$143,212,368	7.6%
Total	$137,478,893	$15,956,516	$--	$--	$(10,223,041)	$143,212,368

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,370,363	$9,323,148	$47,215	$--
Consumer Discretionary	7,144,501	6,656,327	--	488,174
Consumer Staples	3,233,254	2,728,080	--	505,174
Energy	276,243	276,243	--	--
Financials	2,325,716	2,325,713	--	3
Health Care	10,483,505	10,420,327	--	63,178
Industrials	8,824,314	8,788,560	--	35,754
Information Technology	27,953,857	27,953,857	--	--
Materials	3,390,006	3,388,371	--	1,635
Utilities	3,197,950	3,135,814	--	62,136
Corporate Bonds	539,474,834	--	538,850,627	624,207
U.S. Government and Government Agency Obligations	235,532,275	--	235,532,275	--
U.S. Government Agency - Mortgage Securities	12,494,470	--	12,494,470	--
Asset-Backed Securities	619,190	--	619,190	--
Collateralized Mortgage Obligations	22,271,350	--	22,271,350	--
Foreign Government and Government Agency Obligations	212,486,352	--	212,486,352	--
Bank Loan Obligations	30,232,177	--	30,022,346	209,831
Fixed-Income Funds	143,212,368	143,212,368	--	--
Preferred Securities	67,692,433	--	67,692,433	--
Money Market Funds	109,466,224	109,466,224	--	--
Purchased Swaptions	537,618	--	537,618	--
Total Investments in Securities:	$1,450,219,000	$327,675,032	$1,120,553,876	$1,990,092
Derivative Instruments:
Assets
Futures Contracts	$42,013	$42,013	$--	$--
Forward Foreign Currency Contracts	959,526	--	959,526	--
Swaps	100,059	--	100,059	--
Total Assets	$1,101,598	$42,013	$1,059,585	$--
Liabilities
Futures Contracts	$(2,731)	$(2,731)	$--	$--
Forward Foreign Currency Contracts	(4,356,685)	--	(4,356,685)	--
Written Swaptions	(1,095,987)	--	(1,095,987)	--
Total Liabilities	$(5,455,403)	$(2,731)	$(5,452,672)	$--
Total Derivative Instruments:	$(4,353,805)	$39,282	$(4,393,087)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$959,526	$(4,356,685)
Total Foreign Exchange Risk	959,526	(4,356,685)
Interest Rate Risk
Futures Contracts(b)	42,013	(2,731)
Purchased Swaptions(c)	537,618	0
Swaps(d)	100,059	0
Written Swaptions(e)	0	(1,095,987)
Total Interest Rate Risk	679,690	(1,098,718)
Total Value of Derivatives	$1,639,216	$(5,455,403)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Consolidated Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.9%
Germany	3.3%
Canada	2.7%
Netherlands	2.2%
United Kingdom	2.0%
Luxembourg	1.9%
Mexico	1.6%
Japan	1.1%
Argentina	1.1%
Others (Individually Less Than 1%)	13.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $95,314) — See accompanying schedule: Unaffiliated issuers (cost $1,202,483,796)	$1,197,540,408
Fidelity Central Funds (cost $266,001,883)	252,678,592
Total Investment in Securities (cost $1,468,485,679)		$1,450,219,000
Cash		6,060,967
Foreign currency held at value (cost $266,725)		251,815
Receivable for investments sold		5,113,246
Receivable for premium on written options		950,805
Unrealized appreciation on forward foreign currency contracts		959,526
Receivable for fund shares sold		200,774
Dividends receivable		36,362
Interest receivable		13,516,554
Distributions receivable from Fidelity Central Funds		12,413
Other receivables		3,078
Total assets		1,477,324,540
Liabilities
Payable for investments purchased
Regular delivery	$9,290,495
Delayed delivery	7,580,000
Unrealized depreciation on forward foreign currency contracts	4,356,685
Payable for fund shares redeemed	4,464,852
Accrued management fee	672,586
Distribution and service plan fees payable	102,125
Payable for daily variation margin on futures contracts	34,112
Payable for daily variation margin on centrally cleared OTC swaps	9,282
Written options, at value (premium receivable $950,805)	1,095,987
Other affiliated payables	149,900
Other payables and accrued expenses	70,741
Collateral on securities loaned	96,249
Total liabilities		27,923,014
Net Assets		$1,449,401,526
Net Assets consist of:
Paid in capital		$1,426,126,770
Total accumulated earnings (loss)		23,274,756
Net Assets		$1,449,401,526
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($75,722,832 ÷ 6,673,649 shares)		$11.35
Service Class:
Net Asset Value, offering price and redemption price per share ($408,954 ÷ 36,126 shares)		$11.32
Service Class 2:
Net Asset Value, offering price and redemption price per share ($486,833,289 ÷ 43,403,435 shares)		$11.22
Investor Class:
Net Asset Value, offering price and redemption price per share ($886,436,451 ÷ 78,417,884 shares)		$11.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$2,189,134
Interest		24,316,176
Income from Fidelity Central Funds (including $183 from security lending)		4,126,310
Total income		30,631,620
Expenses
Management fee	$4,079,490
Transfer agent fees	658,295
Distribution and service plan fees	610,094
Accounting fees	251,215
Custodian fees and expenses	30,725
Independent trustees' fees and expenses	2,512
Registration fees	15
Audit	58,546
Legal	2,553
Miscellaneous	9,590
Total expenses before reductions	5,703,035
Expense reductions	(11,899)
Total expenses after reductions		5,691,136
Net investment income (loss)		24,940,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,173,176
Fidelity Central Funds	858
Forward foreign currency contracts	4,174,859
Foreign currency transactions	317,919
Futures contracts	3,150,370
Swaps	(853,306)
Written options	(46,120)
Total net realized gain (loss)		16,917,756
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(49,311,260)
Fidelity Central Funds	(10,223,041)
Forward foreign currency contracts	(2,455,638)
Assets and liabilities in foreign currencies	(21,653)
Futures contracts	386,725
Swaps	(22,829)
Written options	(147,246)
Delayed delivery commitments	27,348
Total change in net unrealized appreciation (depreciation)		(61,767,594)
Net gain (loss)		(44,849,838)
Net increase (decrease) in net assets resulting from operations		$(19,909,354)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,940,484	$53,140,468
Net realized gain (loss)	16,917,756	13,109,968
Change in net unrealized appreciation (depreciation)	(61,767,594)	84,091,127
Net increase (decrease) in net assets resulting from operations	(19,909,354)	150,341,563
Distributions to shareholders	(1,237,048)	(60,335,625)
Share transactions - net increase (decrease)	(87,968,221)	78,995,652
Total increase (decrease) in net assets	(109,114,623)	169,001,590
Net Assets
Beginning of period	1,558,516,149	1,389,514,559
End of period	$1,449,401,526	$1,558,516,149

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Strategic Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$10.75	$11.50	$11.07	$10.60	$11.12
Income from Investment Operations
Net investment income (loss)A	.194	.421	.418	.399	.429	.413
Net realized and unrealized gain (loss)	(.285)	.749	(.716)	.462	.446	(.593)
Total from investment operations	(.091)	1.170	(.298)	.861	.875	(.180)
Distributions from net investment income	–	(.385)	(.444)B	(.371)	(.405)	(.306)
Distributions from net realized gain	(.009)	(.085)	(.008)B	(.060)	–	–
Tax return of capital	–	–	–	–	–	(.034)
Total distributions	(.009)	(.470)	(.452)	(.431)	(.405)	(.340)
Net asset value, end of period	$11.35	$11.45	$10.75	$11.50	$11.07	$10.60
Total ReturnC,D,E	(.80)%	10.89%	(2.57)%	7.79%	8.27%	(1.63)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.67%	.66%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.67%H	.67%	.66%	.67%	.68%	.69%
Expenses net of all reductions	.67%H	.66%	.66%	.67%	.68%	.69%
Net investment income (loss)	3.50%H	3.67%	3.66%	3.45%	3.84%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$75,723	$83,769	$82,529	$96,952	$91,630	$91,714
Portfolio turnover rateI	143%H	144%	118%	124%	81%	92%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$10.72	$11.47	$11.05	$10.59	$11.11
Income from Investment Operations
Net investment income (loss)A	.193	.409	.406	.389	.417	.401
Net realized and unrealized gain (loss)	(.284)	.750	(.715)	.461	.444	(.592)
Total from investment operations	(.091)	1.159	(.309)	.850	.861	(.191)
Distributions from net investment income	–	(.374)	(.433)B	(.370)	(.401)	(.295)
Distributions from net realized gain	(.009)	(.085)	(.008)B	(.060)	–	–
Tax return of capital	–	–	–	–	–	(.034)
Total distributions	(.009)	(.459)	(.441)	(.430)	(.401)	(.329)
Net asset value, end of period	$11.32	$11.42	$10.72	$11.47	$11.05	$10.59
Total ReturnC,D,E	(.80)%	10.82%	(2.68)%	7.71%	8.14%	(1.73)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.76%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.77%H	.77%	.76%	.77%	.78%	.79%
Expenses net of all reductions	.77%H	.76%	.76%	.77%	.78%	.79%
Net investment income (loss)	3.39%H	3.57%	3.56%	3.35%	3.75%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$409	$1,945	$1,745	$1,899	$526	$753
Portfolio turnover rateI	143%H	144%	118%	124%	81%	92%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$10.65	$11.40	$10.98	$10.52	$11.05
Income from Investment Operations
Net investment income (loss)A	.178	.389	.385	.368	.398	.380
Net realized and unrealized gain (loss)	(.289)	.745	(.709)	.459	.444	(.593)
Total from investment operations	(.111)	1.134	(.324)	.827	.842	(.213)
Distributions from net investment income	–	(.359)	(.418)B	(.347)	(.382)	(.283)
Distributions from net realized gain	(.009)	(.085)	(.008)B	(.060)	–	–
Tax return of capital	–	–	–	–	–	(.034)
Total distributions	(.009)	(.444)	(.426)	(.407)	(.382)	(.317)
Net asset value, end of period	$11.22	$11.34	$10.65	$11.40	$10.98	$10.52
Total ReturnC,D,E	(.98)%	10.66%	(2.82)%	7.54%	8.02%	(1.94)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.92%H	.92%	.91%	.92%	.93%	.94%
Expenses net of fee waivers, if any	.92%H	.92%	.91%	.92%	.93%	.94%
Expenses net of all reductions	.92%H	.91%	.91%	.92%	.93%	.94%
Net investment income (loss)	3.24%H	3.42%	3.41%	3.20%	3.59%	3.44%
Supplemental Data
Net assets, end of period (000 omitted)	$486,833	$502,859	$397,785	$374,227	$260,789	$185,925
Portfolio turnover rateI	143%H	144%	118%	124%	81%	92%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$10.71	$11.46	$11.03	$10.57	$11.09
Income from Investment Operations
Net investment income (loss)A	.192	.416	.413	.394	.424	.408
Net realized and unrealized gain (loss)	(.293)	.750	(.715)	.463	.438	(.591)
Total from investment operations	(.101)	1.166	(.302)	.857	.862	(.183)
Distributions from net investment income	–	(.381)	(.440)B	(.367)	(.402)	(.303)
Distributions from net realized gain	(.009)	(.085)	(.008)B	(.060)	–	–
Tax return of capital	–	–	–	–	–	(.034)
Total distributions	(.009)	(.466)	(.448)	(.427)	(.402)	(.337)
Net asset value, end of period	$11.30	$11.41	$10.71	$11.46	$11.03	$10.57
Total ReturnC,D,E	(.89)%	10.89%	(2.62)%	7.78%	8.17%	(1.66)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.70%	.70%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.71%H	.70%	.70%	.71%	.72%	.72%
Expenses net of all reductions	.70%H	.70%	.70%	.71%	.72%	.72%
Net investment income (loss)	3.46%H	3.63%	3.63%	3.41%	3.81%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$886,436	$969,943	$907,456	$1,072,701	$945,087	$907,266
Portfolio turnover rateI	143%H	144%	118%	124%	81%	92%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$84,345,976
Gross unrealized depreciation	(101,546,921)
Net unrealized appreciation (depreciation)	$(17,200,945)
Tax cost	$1,464,016,945

The Fund elected to defer to its next fiscal year approximately $346,808 of capital losses recognized during the period November 1, 2019 to December 31, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$4,174,859	$(2,455,637)
Total Foreign Exchange Risk	4,174,859	(2,455,637)
Interest Rate Risk
Futures Contracts	3,150,370	386,725
Purchased Options	32,741	10,594
Swaps	(853,306)	(22,829)
Written Options	(46,120)	(147,246)
Total Interest Rate Risk	2,283,685	227,244
Totals	$6,458,544	$(2,228,393)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	702,896,344	657,256,502

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$532
Service Class 2	609,562
$610,094

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$26,681.07
Service Class	362.07
Service Class 2	165,801.07
Investor Class	465,451.10
	$658,295

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Strategic Income Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Strategic Income Portfolio	$430

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Strategic Income Portfolio	$1,888

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $13. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $658 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,696.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,545.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$65,670	$3,300,863
Service Class	1,546	75,615
Service Class 2	403,316	18,874,089
Investor Class	766,516	38,085,058
Total	$1,237,048	$60,335,625

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	264,346	646,742	$2,978,355	$7,430,356
Reinvestment of distributions	5,671	288,789	65,670	3,300,863
Shares redeemed	(909,812)	(1,299,251)	(9,998,878)	(14,908,838)
Net increase (decrease)	(639,795)	(363,720)	$(6,954,853)	$(4,177,619)
Service Class
Shares sold	10,677	13,557	$117,624	$154,777
Reinvestment of distributions	113	5,535	1,301	63,098
Shares redeemed	(144,936)	(11,610)	(1,442,702)	(131,118)
Net increase (decrease)	(134,146)	7,482	$(1,323,777)	$86,757
Service Class 2
Shares sold	3,321,813	8,160,489	$36,765,617	$92,979,352
Reinvestment of distributions	35,193	1,667,322	403,316	18,874,089
Shares redeemed	(4,308,416)	(2,834,317)	(46,595,857)	(31,977,779)
Net increase (decrease)	(951,410)	6,993,494	$(9,426,924)	$79,875,662
Investor Class
Shares sold	1,448,155	3,055,170	$16,274,017	$35,020,378
Reinvestment of distributions	66,423	3,343,728	766,516	38,085,058
Shares redeemed	(8,080,692)	(6,123,366)	(87,303,200)	(69,894,584)
Net increase (decrease)	(6,566,114)	275,532	$(70,262,667)	$3,210,852

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 65% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 21% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.67%
Actual		$1,000.00	$992.00	$3.32
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Service Class	.77%
Actual		$1,000.00	$992.00	$3.81
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Service Class 2.92%
Actual		$1,000.00	$990.20	$4.55
Hypothetical-C		$1,000.00	$1,020.29	$4.62
Investor Class	.71%
Actual		$1,000.00	$991.10	$3.51
Hypothetical-C		$1,000.00	$1,021.33	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPSI-SANN-0820
1.803539.116

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Portfolio Composition

% of fund's investments
Domestic Equity Funds	43.0%
International Equity Funds	16.9%
Fixed-Income Funds	36.9%
Cash Equivalents	3.2%

Asset Allocation (% of fund's investments)**

As of June 30, 2020
Equities	59.9%
Bonds	36.9%
Short-Term and Other	3.2%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.9%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Contrafund (a)	329,765	$4,920,095
Fidelity Equity-Income Fund (a)	50,954	2,684,254
Fidelity Gold Portfolio (a)	314,203	9,570,611
Fidelity Large Cap Value Enhanced Index Fund (a)	481,362	5,564,540
Fidelity Low-Priced Stock Fund (a)	97,721	4,195,172
Fidelity Stock Selector All Cap Fund (a)	1,488,677	71,233,188
Fidelity U.S. Low Volatility Equity Fund (a)	556,938	5,385,587
Fidelity Value Discovery Fund (a)	77,600	2,033,888
iShares S&P 500 Index ETF	25,734	7,969,562

TOTAL DOMESTIC EQUITY FUNDS		113,556,897

International Equity Funds - 16.9%
Fidelity International Enhanced Index Fund (a)	584,233	5,047,775
Fidelity International Value Fund (a)	784,226	5,505,266
Fidelity Japan Smaller Companies Fund (a)	116,733	1,817,525
Fidelity Overseas Fund (a)	490,033	24,173,323
iShares Core MSCI EAFE ETF	138,140	7,896,082

TOTAL INTERNATIONAL EQUITY FUNDS		44,439,971

TOTAL EQUITY FUNDS
(Cost $146,392,134)		157,996,868

Fixed-Income Funds - 36.9%
Fixed-Income Funds - 36.9%
Fidelity Inflation-Protected Bond Index Fund (a)	1,159,154	12,379,765
Fidelity Long-Term Treasury Bond Index Fund (a)	572,445	9,708,664
Fidelity Total Bond Fund (a)	5,010,830	56,822,811
Fidelity U.S. Bond Index Fund (a)	1,457,666	18,279,129
TOTAL FIXED-INCOME FUNDS
(Cost $89,205,801)		97,190,369

Cash Equivalents - 3.2%
Fidelity Cash Central Fund 0.12% (b)
(Cost $8,482,319)	8,480,623	8,482,319
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $244,080,254)		263,669,556
NET OTHER ASSETS (LIABILITIES) - 0.0%		(115,211)
NET ASSETS - 100%		$263,554,345

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68,097
Total	$68,097

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$7,771,400	$1,191,402	$3,734,949	$54,245	$(373,441)	$65,683	$4,920,095
Fidelity Equity-Income Fund	3,139,411	681,358	683,203	21,435	(121,638)	(331,674)	2,684,254
Fidelity Gold Portfolio	8,152,153	65,905	586,324	53,123	23,825	1,915,052	9,570,611
Fidelity Inflation-Protected Bond Index Fund	9,866,043	2,670,833	731,622	17,022	10,157	564,354	12,379,765
Fidelity International Enhanced Index Fund	9,191,082	1,488,138	4,466,374	--	(724,720)	(440,351)	5,047,775
Fidelity International Value Fund	8,352,228	1,577,865	2,915,838	--	(948,758)	(560,231)	5,505,266
Fidelity Japan Smaller Companies Fund	2,011,301	--	--	--	--	(193,776)	1,817,525
Fidelity Large Cap Value Enhanced Index Fund	5,526,028	1,790,324	831,724	--	(123,891)	(796,197)	5,564,540
Fidelity Long-Term Treasury Bond Index Fund	6,316,103	2,735,293	626,877	93,625	23,359	1,260,786	9,708,664
Fidelity Low-Priced Stock Fund	4,237,174	1,368,752	738,963	--	(260,611)	(411,180)	4,195,172
Fidelity Mega Cap Stock Fund	5,973,890	5,256	5,156,912	--	(775,723)	(46,511)	--
Fidelity Overseas Fund	23,151,624	7,164,695	5,108,741	--	(745,852)	(288,403)	24,173,323
Fidelity Real Estate Investment Portfolio	3,128,973	3,953	2,385,259	679	(633,274)	(114,393)	--
Fidelity Stock Selector All Cap Fund	81,273,072	18,059,266	25,100,411	--	(2,061,839)	(936,900)	71,233,188
Fidelity Total Bond Fund	57,987,239	842,810	4,210,756	755,261	114,560	2,088,958	56,822,811
Fidelity U.S. Bond Index Fund	10,049,577	11,222,552	3,850,340	180,215	74,401	782,939	18,279,129
Fidelity U.S. Low Volatility Equity Fund	--	5,487,635	84,827	1,696	(513)	(16,708)	5,385,587
Fidelity Value Discovery Fund	2,291,273	736,940	614,576	--	(124,293)	(255,456)	2,033,888
	248,418,571	57,092,977	61,827,696	1,177,301	(6,648,251)	2,285,992	239,321,593

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$157,996,868	$157,996,868	$--	$--
Fixed-Income Funds	97,190,369	97,190,369	--	--
Money Market Funds	8,482,319	8,482,319	--	--
Total Investments in Securities:	$263,669,556	$263,669,556	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,054,065)	$15,865,644
Fidelity Central Funds (cost $8,482,319)	8,482,319
Other affiliated issuers (cost $219,543,870)	239,321,593
Total Investment in Securities (cost $244,080,254)		$263,669,556
Cash		99
Receivable for investments sold		828,104
Receivable for fund shares sold		15,547
Dividends receivable		173,724
Distributions receivable from Fidelity Central Funds		1,770
Total assets		264,688,800
Liabilities
Payable for investments purchased	$173,730
Payable for fund shares redeemed	872,439
Accrued management fee	55,286
Distribution and service plan fees payable	33,000
Total liabilities		1,134,455
Net Assets		$263,554,345
Net Assets consist of:
Paid in capital		$254,167,559
Total accumulated earnings (loss)		9,386,786
Net Assets		$263,554,345
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($1,363,510 ÷ 115,672 shares)		$11.79
Service Class 2:
Net Asset Value, offering price and redemption price per share ($262,190,835 ÷ 22,308,616 shares)		$11.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		24,553
Affiliated issuers		1,177,301
Income from Fidelity Central Funds		68,097
Total income		1,269,951
Expenses
Management fee	$404,000
Transfer agent fees	2,580
Distribution and service plan fees	335,658
Independent trustees' fees and expenses	460
Commitment fees	348
Total expenses before reductions	743,046
Expense reductions	(202,032)
Total expenses after reductions		541,014
Net investment income (loss)		728,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(508,511)
Fidelity Central Funds	(2,195)
Other affiliated issuers	(6,648,251)
Futures contracts	(3,150,483)
Capital gain distributions from underlying funds:
Unaffiliated issuers	61,925
Total net realized gain (loss)		(10,247,515)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,935,452)
Affiliated issuers	2,285,992
Total change in net unrealized appreciation (depreciation)		350,540
Net gain (loss)		(9,896,975)
Net increase (decrease) in net assets resulting from operations		$(9,168,038)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$728,937	$4,521,161
Net realized gain (loss)	(10,247,515)	9,400,377
Change in net unrealized appreciation (depreciation)	350,540	35,169,618
Net increase (decrease) in net assets resulting from operations	(9,168,038)	49,091,156
Distributions to shareholders	(5,813,887)	(10,963,044)
Share transactions - net increase (decrease)	(13,042,774)	(25,500,892)
Total increase (decrease) in net assets	(28,024,699)	12,627,220
Net Assets
Beginning of period	291,579,044	278,951,824
End of period	$263,554,345	$291,579,044

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Target Volatility Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$10.86	$12.14	$11.22	$10.87	$11.34
Income from Investment Operations
Net investment income (loss)A	.04	.20	.19	.17	.15	.16
Net realized and unrealized gain (loss)	(.40)	1.81	(.90)	1.67	.42	(.29)
Total from investment operations	(.36)	2.01	(.71)	1.84	.57	(.13)
Distributions from net investment income	(.03)	(.19)	(.20)B	(.16)	(.16)B	(.13)
Distributions from net realized gain	(.22)	(.28)	(.37)B	(.76)	(.07)B	(.21)
Total distributions	(.25)	(.47)	(.57)	(.92)	(.22)C	(.34)
Net asset value, end of period	$11.79	$12.40	$10.86	$12.14	$11.22	$10.87
Total ReturnD,E,F	(2.99)%	18.81%	(5.81)%	16.39%	5.30%	(1.22)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.40%I	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.25%I	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.25%I	.27%	.27%	.27%	.26%	.26%
Net investment income (loss)	.69%I	1.72%	1.60%	1.43%	1.38%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,364	$1,434	$1,256	$1,444	$1,477	$2,143
Portfolio turnover rateJ	88%I	65%	85%	91%	91%	119%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.065 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Target Volatility Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$10.83	$12.11	$11.19	$10.85	$11.32
Income from Investment Operations
Net investment income (loss)A	.03	.18	.17	.16	.13	.14
Net realized and unrealized gain (loss)	(.40)	1.81	(.90)	1.66	.41	(.28)
Total from investment operations	(.37)	1.99	(.73)	1.82	.54	(.14)
Distributions from net investment income	(.03)	(.16)	(.18)B	(.14)	(.14)B	(.11)
Distributions from net realized gain	(.22)	(.28)	(.37)B	(.76)	(.07)B	(.21)
Total distributions	(.25)	(.45)C	(.55)	(.90)	(.20)D	(.33)E
Net asset value, end of period	$11.75	$12.37	$10.83	$12.11	$11.19	$10.85
Total ReturnF,G,H	(3.08)%	18.65%	(5.99)%	16.29%	5.06%	(1.34)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.55%K	.57%	.57%	.57%	.57%	.57%
Expenses net of fee waivers, if any	.40%K	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.40%K	.42%	.42%	.42%	.41%	.41%
Net investment income (loss)	.54%K	1.57%	1.45%	1.28%	1.22%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$262,191	$290,145	$277,696	$295,856	$221,591	$209,108
Portfolio turnover rateL	88%K	65%	85%	91%	91%	119%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.284 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.065 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.212 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,946,096
Gross unrealized depreciation	(2,126,719)
Net unrealized appreciation (depreciation)	$18,819,377
Tax cost	$244,850,179

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Target Volatility Portfolio	104,568,462	118,649,389

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$673
Service Class 2	334,985
$335,658

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .14% of class-level average net assets invested in Underlying Funds that are not managed by the investment adviser or its affiliates. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for each class. For the period, transfer agent fees for each class were as follows:

Amount
Service Class	$13
Service Class 2	2,567
$2,580

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
VIP Target Volatility Portfolio	$348

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2021. During the period, the Fund's management fee was reduced by $67,333

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$673
Service Class 2	133,994

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $32.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Service Class	28,919	54,369
Service Class 2	5,784,968	10,908,675
Total	$5,813,887	$10,963,044

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Service Class
Reinvestment of distributions	–	1	4	8
Shares redeemed	(3)	(5)	(31)	(58)
Net increase (decrease)	(3)	(4)	$(27)	$(50)
Service Class 2
Shares sold	428,780	1,204,691	$4,978,579	$14,054,699
Reinvestment of distributions	469,559	939,001	5,784,968	10,908,675
Shares redeemed	(2,046,986)	(4,327,733)	(23,806,294)	(50,464,216)
Net increase (decrease)	(1,148,647)	(2,184,041)	$(13,042,747)	$(25,500,842)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 95% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Service Class	.25%
Actual		$1,000.00	$970.10	$1.22
Hypothetical-C		$1,000.00	$1,023.62	$1.26
Service Class 2.40%
Actual		$1,000.00	$969.20	$1.96
Hypothetical-C		$1,000.00	$1,022.87	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPTV-SANN-0820
1.955018.107

Fidelity® Variable Insurance Products:

Bond Index Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2020
U.S. Government and U.S. Government Agency Obligations	71.7%
AAA	2.1%
AA	2.4%
A	11.1%
BBB	12.4%
BB and Below	0.3%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Corporate Bonds	25.5%
U.S. Government and U.S. Government Agency Obligations	71.7%
CMOs and Other Mortgage Related Securities	0.6%
Municipal Bonds	0.3%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments - 6.3%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.75% 6/1/31	$300,000	$310,346
3.5% 6/1/41	180,000	189,033
3.65% 6/1/51	280,000	292,093
3.8% 2/15/27	43,000	48,422
4.1% 2/15/28	143,000	163,891
4.65% 6/1/44	40,000	45,723
4.85% 3/1/39	96,000	115,753
4.85% 7/15/45	172,000	204,312
4.9% 8/15/37	100,000	119,785
5.15% 11/15/46	110,000	138,324
5.25% 3/1/37	95,000	117,431
5.3% 8/15/58	40,000	52,030
5.45% 3/1/47	170,000	222,367
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	171,208
Verizon Communications, Inc.:
3.875% 2/8/29	210,000	248,521
4% 3/22/50	114,000	143,515
4.016% 12/3/29	100,000	119,533
4.125% 8/15/46	54,000	67,318
4.329% 9/21/28	643,000	774,060
5.012% 8/21/54	38,000	55,041
5.5% 3/16/47	158,000	233,928
		3,832,634
Entertainment - 0.3%
The Walt Disney Co.:
2% 9/1/29	50,000	51,396
2.65% 1/13/31	200,000	211,951
2.75% 9/1/49	100,000	97,567
3% 9/15/22	150,000	158,222
3.5% 5/13/40	30,000	32,690
3.6% 1/13/51	30,000	33,358
3.7% 9/15/24	300,000	333,438
3.8% 3/22/30	110,000	128,430
3.8% 5/13/60	30,000	34,354
4.7% 3/23/50	100,000	130,404
		1,211,810
Media - 0.8%
CBS Corp. 4.2% 6/1/29	210,000	235,299
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	29,183
3.75% 2/15/28	100,000	108,991
4.2% 3/15/28	48,000	53,809
5.125% 7/1/49	60,000	69,268
5.375% 4/1/38	42,000	51,142
5.375% 5/1/47	190,000	224,275
Comcast Corp.:
1.95% 1/15/31	400,000	407,388
2.65% 2/1/30	220,000	239,206
2.8% 1/15/51	180,000	183,963
3.4% 4/1/30	87,000	99,070
3.55% 5/1/28	76,000	86,797
3.7% 4/15/24	30,000	33,292
3.75% 4/1/40	31,000	36,464
3.9% 3/1/38	50,000	59,353
4.6% 10/15/38	140,000	178,288
4.6% 8/15/45	72,000	92,526
4.7% 10/15/48	284,000	381,143
4.95% 10/15/58	30,000	42,648
Discovery Communications LLC:
3.625% 5/15/30	220,000	240,616
4.65% 5/15/50	220,000	249,491
5% 9/20/37	70,000	82,827
5.2% 9/20/47	18,000	20,934
Fox Corp.:
4.709% 1/25/29	34,000	40,835
5.476% 1/25/39	130,000	173,762
5.576% 1/25/49	23,000	32,359
TWDC Enterprises 18 Corp. 2.95% 6/15/27	98,000	107,485
		3,560,414
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	222,188
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (a)	410,000	446,908
3.75% 4/15/27 (a)	80,000	88,760
3.875% 4/15/30 (a)	80,000	89,166
4.375% 4/15/40 (a)	74,000	85,597
4.5% 4/15/50 (a)	80,000	94,236
Vodafone Group PLC:
4.375% 5/30/28	97,000	115,340
5% 5/30/38	100,000	125,644
5.25% 5/30/48	170,000	223,681
		1,491,520

TOTAL COMMUNICATION SERVICES		10,096,378

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.2%
American Honda Finance Corp. 3.55% 1/12/24	170,000	185,203
Ford Motor Co. 5.291% 12/8/46	80,000	65,783
General Motors Co.:
5.95% 4/1/49	80,000	83,898
6.75% 4/1/46	69,000	75,204
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	88,655
5.65% 1/17/29	250,000	278,499
		777,242
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	30,000	31,559
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	232,938
		264,497
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.625% 9/1/29	150,000	160,572
3.3% 7/1/25	32,000	35,550
3.5% 7/1/27	91,000	103,311
3.6% 7/1/30	340,000	391,056
3.8% 4/1/28	84,000	98,124
4.2% 4/1/50	40,000	48,451
4.7% 12/9/35	109,000	136,768
Starbucks Corp.:
2.55% 11/15/30	300,000	314,604
4% 11/15/28	100,000	117,001
4.5% 11/15/48	50,000	58,910
		1,464,347
Household Durables - 0.0%
Newell Brands, Inc. 4.35% 4/1/23	60,000	61,788
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.:
0.8% 6/3/25	110,000	110,629
1.5% 6/3/30	140,000	141,979
2.4% 2/22/23	150,000	157,601
2.5% 6/3/50	110,000	111,251
3.875% 8/22/37	440,000	544,645
4.05% 8/22/47	44,000	57,371
		1,123,476
Multiline Retail - 0.1%
Dollar Tree, Inc. 4% 5/15/25	248,000	279,256
Target Corp.:
2.25% 4/15/25	89,000	95,205
2.65% 9/15/30	77,000	84,590
3.9% 11/15/47	40,000	50,862
4% 7/1/42	15,000	18,667
		528,580
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	69,280
4% 4/15/30	150,000	173,338
Lowe's Companies, Inc.:
3.65% 4/5/29	80,000	91,724
4.05% 5/3/47	53,000	62,115
4.55% 4/5/49	140,000	177,261
5% 4/15/40	290,000	376,744
The Home Depot, Inc.:
2.5% 4/15/27	210,000	230,059
2.7% 4/15/30	146,000	160,283
2.8% 9/14/27	84,000	93,649
2.95% 6/15/29	200,000	224,570
3.35% 4/15/50	100,000	114,042
3.9% 6/15/47	29,000	35,464
4.5% 12/6/48	90,000	119,503
		1,928,032
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	38,000	40,867
2.85% 3/27/30	40,000	44,551
3.375% 3/27/50	40,000	45,861
		131,279

TOTAL CONSUMER DISCRETIONARY		6,279,241

CONSUMER STAPLES - 1.6%
Beverages - 0.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	140,000	165,050
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	145,000	158,039
3.5% 6/1/30	150,000	168,625
4% 4/13/28	91,000	105,004
4.5% 6/1/50	100,000	119,239
4.6% 4/15/48	78,000	91,058
4.6% 6/1/60	50,000	59,771
5.55% 1/23/49	130,000	174,008
5.8% 1/23/59 (Reg. S)	170,000	241,816
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	69,791
5.25% 11/15/48	50,000	65,564
Diageo Capital PLC:
1.375% 9/29/25	200,000	203,472
2% 4/29/30	200,000	206,934
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	53,574
3.8% 5/1/50	190,000	216,745
4.597% 5/25/28	36,000	43,172
Molson Coors Beverage Co.:
3% 7/15/26	120,000	124,591
4.2% 7/15/46	92,000	89,495
PepsiCo, Inc.:
1.625% 5/1/30	267,000	272,224
4% 5/2/47	116,000	145,904
The Coca-Cola Co.:
1.45% 6/1/27	30,000	30,811
1.65% 6/1/30	30,000	30,511
2.5% 6/1/40	30,000	31,044
2.6% 6/1/50	30,000	30,310
2.75% 6/1/60	30,000	30,301
2.875% 10/27/25	50,000	55,585
3.45% 3/25/30	186,000	218,802
4.2% 3/25/50	150,000	196,910
		3,398,350
Food & Staples Retailing - 0.2%
Kroger Co. 5.4% 1/15/49	28,000	39,157
Sysco Corp.:
3.3% 2/15/50	50,000	46,631
3.55% 3/15/25	50,000	53,722
4.45% 3/15/48	52,000	57,872
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	134,419
3.45% 6/1/26	81,000	87,739
Walmart, Inc.:
3.625% 12/15/47	20,000	24,655
3.7% 6/26/28	60,000	71,088
3.95% 6/28/38	150,000	190,858
4.05% 6/29/48	80,000	104,895
		811,036
Food Products - 0.3%
Campbell Soup Co. 4.15% 3/15/28	80,000	92,078
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	229,219
5.3% 11/1/38	13,000	16,953
5.4% 11/1/48	60,000	82,815
General Mills, Inc.:
2.875% 4/15/30	40,000	43,487
4.2% 4/17/28	89,000	104,879
4.55% 4/17/38	80,000	100,770
H.J. Heinz Co.:
3% 6/1/26	20,000	20,217
4.375% 6/1/46	50,000	49,137
4.625% 1/30/29	260,000	280,225
Kellogg Co. 4.5% 4/1/46	32,000	39,441
Tyson Foods, Inc.:
4% 3/1/26	70,000	80,114
5.1% 9/28/48	50,000	64,997
Unilever Capital Corp. 3.125% 3/22/23	100,000	106,951
		1,311,283
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30	22,000	25,042
Procter & Gamble Co.:
2.45% 3/25/25	91,000	98,762
3% 3/25/30	105,000	120,316
3.5% 10/25/47	43,000	52,839
		296,959
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	117,304
3.875% 9/16/46	38,000	37,883
4.8% 2/14/29	120,000	139,884
5.8% 2/14/39	100,000	124,679
5.95% 2/14/49	30,000	39,333
BAT Capital Corp.:
3.557% 8/15/27	130,000	140,661
4.39% 8/15/37	140,000	152,711
4.54% 8/15/47	213,000	231,853
Philip Morris International, Inc.:
2.5% 11/2/22	302,000	314,717
2.875% 5/1/24	80,000	85,933
3.125% 3/2/28	154,000	172,129
		1,557,087

TOTAL CONSUMER STAPLES		7,374,715

ENERGY - 1.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	178,830
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp. 4.375% 10/15/28	112,000	98,884
Canadian Natural Resources Ltd.:
3.85% 6/1/27	58,000	61,976
4.95% 6/1/47	19,000	20,798
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	106,418
Chevron Corp.:
1.141% 5/11/23	80,000	81,378
1.554% 5/11/25	80,000	82,178
1.995% 5/11/27	80,000	83,764
2.236% 5/11/30	80,000	83,743
2.498% 3/3/22	280,000	289,726
2.978% 5/11/40	80,000	85,552
3.078% 5/11/50	80,000	84,884
ConocoPhillips Co. 5.95% 3/15/46	86,000	125,322
Devon Energy Corp. 5% 6/15/45	80,000	71,652
Ecopetrol SA 5.875% 9/18/23	390,000	418,860
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	90,709
Enbridge, Inc. 5.5% 12/1/46	60,000	76,119
Encana Corp. 6.5% 2/1/38	50,000	42,960
Energy Transfer Partners LP:
4.2% 9/15/23	30,000	31,875
4.5% 4/15/24	50,000	54,205
5% 5/15/50	300,000	283,445
5.8% 6/15/38	70,000	71,318
6% 6/15/48	356,000	369,284
6.25% 4/15/49	30,000	31,793
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	74,912
3.95% 2/15/27	85,000	96,902
4.2% 1/31/50	110,000	121,710
4.25% 2/15/48	105,000	114,211
Equinor ASA 3.625% 9/10/28	120,000	137,982
Exxon Mobil Corp.:
2.44% 8/16/29	320,000	339,302
3.452% 4/15/51	330,000	366,190
Kinder Morgan Energy Partners LP 5% 8/15/42	100,000	110,803
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	124,344
4.3% 3/1/28	112,000	126,908
5.2% 3/1/48	30,000	36,422
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	75,856
5% 3/1/26	72,000	82,874
Marathon Oil Corp. 4.4% 7/15/27	240,000	235,534
Marathon Petroleum Corp.:
4.75% 12/15/23	255,000	279,830
4.75% 9/15/44	21,000	21,925
MPLX LP:
4.5% 7/15/23	82,000	88,193
4.5% 4/15/38	143,000	142,951
4.7% 4/15/48	28,000	28,706
4.8% 2/15/29	30,000	33,368
5.5% 2/15/49	70,000	79,424
Noble Energy, Inc.:
3.85% 1/15/28	55,000	53,129
4.95% 8/15/47	30,000	26,703
ONEOK, Inc.:
4.45% 9/1/49	40,000	37,100
4.55% 7/15/28	59,000	61,847
Petroleos Mexicanos:
5.95% 1/28/31 (a)	100,000	82,160
6.35% 2/12/48	50,000	36,820
6.5% 1/23/29	50,000	43,445
6.84% 1/23/30 (a)	272,000	238,298
7.69% 1/23/50 (a)	145,000	120,966
Phillips 66 Co. 3.9% 3/15/28	94,000	106,174
Phillips 66 Partners LP 3.15% 12/15/29	170,000	174,009
Shell International Finance BV:
3.125% 11/7/49	100,000	105,090
3.5% 11/13/23	300,000	325,860
3.75% 9/12/46	70,000	79,726
4.375% 5/11/45	33,000	40,893
Spectra Energy Partners LP 3.375% 10/15/26	158,000	170,007
Suncor Energy, Inc. 4% 11/15/47	179,000	187,229
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	37,333
4.85% 3/1/48	83,000	90,756
Total Capital International SA:
3.127% 5/29/50	220,000	224,565
3.455% 2/19/29	100,000	113,689
TransCanada PipeLines Ltd. 4.25% 5/15/28	101,000	116,183
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	66,000	70,482
3.95% 5/15/50 (a)	180,000	192,635
Valero Energy Corp. 4.35% 6/1/28	20,000	22,635
		8,222,924

TOTAL ENERGY		8,401,754

FINANCIALS - 8.4%
Banks - 4.6%
Bank of America Corp.:
2.676% 6/19/41 (b)	100,000	102,689
3.419% 12/20/28 (b)	220,000	245,001
3.458% 3/15/25 (b)	1,900,000	2,060,820
3.5% 4/19/26	122,000	137,329
3.55% 3/5/24 (b)	113,000	120,745
3.946% 1/23/49 (b)	23,000	27,814
3.97% 3/5/29 (b)	125,000	143,182
3.974% 2/7/30 (b)	60,000	69,810
4% 1/22/25	370,000	408,352
4.083% 3/20/51 (b)	220,000	274,517
4.271% 7/23/29 (b)	80,000	94,159
4.33% 3/15/50 (b)	60,000	77,268
Bank of Nova Scotia 3.4% 2/11/24	140,000	151,984
Barclays Bank PLC 2.65% 1/11/21	200,000	201,979
Barclays PLC:
2.852% 5/7/26 (b)	516,000	537,171
3.2% 8/10/21	400,000	408,896
4.337% 1/10/28	200,000	221,998
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (b)(c)	134,000	145,492
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	205,000	225,878
2.976% 11/5/30 (b)	270,000	287,269
3.106% 4/8/26 (b)	500,000	536,077
3.142% 1/24/23 (b)	365,000	377,491
3.878% 1/24/39 (b)	130,000	151,202
3.98% 3/20/30 (b)	160,000	183,404
4.65% 7/23/48	78,000	102,523
Citizens Financial Group, Inc. 4.3% 12/3/25	78,000	87,276
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	287,465
Fifth Third Bancorp 2.55% 5/5/27	200,000	213,811
HSBC Holdings PLC:
2.95% 5/25/21	200,000	204,224
4.292% 9/12/26 (b)	2,000,000	2,224,757
Japan Bank International Cooperation 3.125% 7/20/21	200,000	205,592
JPMorgan Chase & Co.:
2.083% 4/22/26 (b)	200,000	207,506
2.522% 4/22/31 (b)	150,000	158,416
2.7% 5/18/23	111,000	116,996
2.739% 10/15/30 (b)	720,000	772,300
2.95% 10/1/26	224,000	246,020
2.956% 5/13/31 (b)	50,000	53,169
3.109% 4/22/51 (b)	100,000	107,623
4.005% 4/23/29 (b)	43,000	49,685
4.203% 7/23/29 (b)	30,000	35,167
4.452% 12/5/29 (b)	200,000	239,766
4.95% 6/1/45	135,000	181,700
Lloyds Banking Group PLC 4.45% 5/8/25	200,000	226,806
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	400,000	428,313
3.455% 3/2/23	730,000	779,207
3.777% 3/2/25	84,000	93,081
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 0.830% 2.226% 5/25/26 (b)	400,000	409,847
Oesterreichische Kontrollbank 2.875% 9/7/21	50,000	51,503
PNC Financial Services Group, Inc. 2.2% 11/1/24	70,000	74,249
Rabobank Nederland New York Branch 3.125% 4/26/21	250,000	255,668
Royal Bank of Canada:
2.55% 7/16/24	520,000	552,213
4.65% 1/27/26	55,000	64,041
Royal Bank of Scotland Group PLC 3.875% 9/12/23	220,000	237,192
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	88,673
Sumitomo Mitsui Financial Group, Inc.:
2.348% 1/15/25	200,000	208,978
2.75% 1/15/30	200,000	212,233
2.934% 3/9/21	189,000	192,196
3.936% 10/16/23	80,000	87,901
The Toronto-Dominion Bank:
2.65% 6/12/24	510,000	545,782
3.5% 7/19/23	100,000	109,338
Truist Financial Corp. 1.2% 8/5/25	700,000	708,111
Wells Fargo & Co.:
2.188% 4/30/26 (b)	340,000	351,549
2.572% 2/11/31 (b)	690,000	721,804
2.625% 7/22/22	75,000	78,139
3.068% 4/30/41 (b)	100,000	104,053
3.584% 5/22/28 (b)	82,000	91,006
3.75% 1/24/24	150,000	163,897
4.75% 12/7/46	157,000	200,692
5.013% 4/4/51 (b)	130,000	179,534
Westpac Banking Corp.:
3.65% 5/15/23	130,000	141,072
4.11% 7/24/34 (b)	320,000	353,208
		20,394,809
Capital Markets - 1.0%
Bank of New York Mellon Corp. 3.85% 4/28/28	27,000	32,347
BlackRock, Inc. 3.375% 6/1/22	37,000	39,115
Deutsche Bank AG London Branch 4.1% 1/13/26	200,000	211,336
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	208,439
3.95% 2/27/23	200,000	207,695
4.1% 1/13/26	200,000	211,523
Goldman Sachs Group, Inc.:
3.2% 2/23/23	200,000	212,283
3.691% 6/5/28 (b)	440,000	492,806
3.85% 1/26/27	189,000	213,195
4.017% 10/31/38 (b)	120,000	140,194
4.223% 5/1/29 (b)	60,000	69,800
4.411% 4/23/39 (b)	100,000	121,949
4.75% 10/21/45	28,000	36,708
6.75% 10/1/37	130,000	187,453
Intercontinental Exchange, Inc.:
2.35% 9/15/22	34,000	35,343
3.75% 9/21/28	50,000	57,630
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (b)(c)	295,000	371,791
2.188% 4/28/26 (b)	330,000	343,204
2.699% 1/22/31 (b)	230,000	244,292
3.125% 1/23/23	210,000	222,664
3.625% 1/20/27	96,000	108,370
3.971% 7/22/38 (b)	120,000	143,044
4.375% 1/22/47	38,000	49,186
5.597% 3/24/51 (b)	90,000	136,123
Northern Trust Corp. 1.95% 5/1/30	220,000	226,146
		4,322,636
Consumer Finance - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	140,751
4.125% 7/3/23	300,000	293,348
4.45% 4/3/26	150,000	142,163
4.875% 1/16/24	150,000	149,010
Ally Financial, Inc.:
3.05% 6/5/23	300,000	304,150
5.8% 5/1/25	250,000	279,119
American Express Co. 2.5% 7/30/24	399,000	422,504
American Express Credit Corp. 3.3% 5/3/27	30,000	34,081
Capital One Financial Corp.:
3.2% 1/30/23	176,000	185,358
3.3% 10/30/24	900,000	968,686
3.75% 3/9/27	100,000	110,416
3.8% 1/31/28	251,000	279,069
Discover Financial Services 4.5% 1/30/26	142,000	159,119
GE Capital International Funding Co.:
3.373% 11/15/25	200,000	209,854
4.418% 11/15/35	200,000	203,049
John Deere Capital Corp.:
2.6% 3/7/24	60,000	63,971
2.8% 3/6/23	64,000	67,988
2.8% 7/18/29	120,000	133,116
3.65% 10/12/23	290,000	318,955
Synchrony Financial:
3.95% 12/1/27	150,000	156,762
4.375% 3/19/24	45,000	47,139
5.15% 3/19/29	159,000	179,228
Toyota Motor Credit Corp.:
2.15% 9/8/22	1,000,000	1,033,672
2.25% 10/18/23	113,000	118,319
		5,999,827
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	360,000	403,147
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	43,788
BP Capital Markets America, Inc.:
2.52% 9/19/22	128,000	132,913
3% 2/24/50	30,000	29,539
3.216% 11/28/23	94,000	100,994
3.224% 4/14/24	470,000	506,503
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	41,879
4.125% 5/15/29	19,000	19,724
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	73,571
2.6% 11/15/29	80,000	85,117
3.4% 11/15/49	50,000	56,146
Export Development Canada:
2.625% 2/21/24	120,000	129,775
2.75% 3/15/23	145,000	154,152
KfW:
2.375% 12/29/22	996,000	1,047,888
2.625% 2/28/24	400,000	433,064
2.875% 4/3/28	14,000	16,272
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	87,445
		3,361,917
Insurance - 0.7%
ACE INA Holdings, Inc. 2.3% 11/3/20	210,000	211,014
American International Group, Inc.:
4.25% 3/15/29	100,000	114,473
4.5% 7/16/44	25,000	29,114
4.75% 4/1/48	100,000	120,525
5.75% 4/1/48 (b)	280,000	288,986
Aon Corp. 3.75% 5/2/29	120,000	137,430
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	25,601
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	200,000	211,716
4.4% 3/15/48	70,000	84,341
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	136,770
4.9% 3/15/49	50,000	67,946
MetLife, Inc.:
4.05% 3/1/45	18,000	21,168
4.55% 3/23/30	600,000	742,611
Progressive Corp. 4.2% 3/15/48	30,000	38,897
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	40,427
3.935% 12/7/49	38,000	42,777
4.35% 2/25/50	175,000	210,036
The Travelers Companies, Inc. 4% 5/30/47	32,000	39,364
Unum Group 4.5% 3/15/25	460,000	494,088
Willis Group North America, Inc. 2.95% 9/15/29	170,000	180,107
		3,237,391

TOTAL FINANCIALS		37,316,580

HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24 (a)	60,000	63,893
2.95% 11/21/26 (a)	50,000	54,711
3.2% 11/21/29 (a)	80,000	88,968
3.8% 3/15/25 (a)	61,000	68,017
4.05% 11/21/39 (a)	50,000	57,990
4.25% 11/21/49 (a)	80,000	95,897
4.3% 5/14/36	40,000	47,327
4.55% 3/15/35 (a)	80,000	98,513
4.7% 5/14/45	120,000	150,285
4.875% 11/14/48	100,000	127,934
Amgen, Inc.:
1.9% 2/21/25	100,000	104,327
3.2% 11/2/27	56,000	63,096
3.375% 2/21/50	110,000	120,440
4.4% 5/1/45	102,000	126,549
Gilead Sciences, Inc.:
4% 9/1/36	40,000	49,650
4.15% 3/1/47	60,000	76,394
Upjohn, Inc.:
2.7% 6/22/30 (a)	100,000	102,741
4% 6/22/50 (a)	100,000	107,033
		1,603,765
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.875% 9/15/25	240,000	275,348
4.9% 11/30/46	20,000	28,711
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	159,000
3.7% 6/6/27	52,000	58,178
4.669% 6/6/47	130,000	160,906
Boston Scientific Corp.:
3.75% 3/1/26	120,000	136,263
4% 3/1/29	100,000	114,399
4.7% 3/1/49	140,000	178,536
Medtronic, Inc. 4.625% 3/15/45	28,000	37,695
Stryker Corp.:
1.95% 6/15/30	100,000	100,421
2.9% 6/15/50	100,000	100,222
		1,349,679
Health Care Providers & Services - 0.8%
Aetna, Inc.:
2.8% 6/15/23	110,000	115,888
4.75% 3/15/44	60,000	72,052
Allina Health System, Inc. 3.887% 4/15/49	20,000	23,938
Anthem, Inc.:
3.35% 12/1/24	89,000	97,861
4.101% 3/1/28	50,000	58,436
4.55% 3/1/48	120,000	152,675
Cardinal Health, Inc. 3.41% 6/15/27	67,000	75,001
Cigna Corp.:
3.75% 7/15/23	20,000	21,713
4.125% 11/15/25	25,000	28,738
4.375% 10/15/28	30,000	35,503
4.5% 2/25/26 (a)	74,000	86,089
4.8% 8/15/38	80,000	101,338
4.8% 7/15/46 (a)	236,000	296,918
4.9% 12/15/48	30,000	39,653
CVS Health Corp.:
3% 8/15/26	20,000	21,867
3.25% 8/15/29	195,000	215,403
3.75% 4/1/30	380,000	436,958
4.1% 3/25/25	130,000	146,955
4.25% 4/1/50	37,000	44,505
4.3% 3/25/28	264,000	308,640
5.05% 3/25/48	131,000	170,401
HCA Holdings, Inc. 5.25% 6/15/49	100,000	120,398
Kaiser Foundation Hospitals:
3.266% 11/1/49	80,000	89,368
4.15% 5/1/47	30,000	38,924
UnitedHealth Group, Inc.:
1.25% 1/15/26	81,000	82,499
2% 5/15/30	250,000	261,665
2.375% 8/15/24	90,000	95,768
2.9% 5/15/50	120,000	127,784
3.5% 6/15/23	182,000	197,784
3.7% 8/15/49	40,000	47,302
3.75% 10/15/47	30,000	35,784
4.45% 12/15/48	102,000	133,492
		3,781,300
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	150,000	161,938
3.2% 8/15/27	82,000	91,468
4.133% 3/25/25	894,000	1,021,100
4.497% 3/25/30	84,000	103,904
		1,378,410
Pharmaceuticals - 0.7%
AstraZeneca PLC:
4.375% 11/16/45	45,000	58,506
4.375% 8/17/48	50,000	65,865
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (a)	70,000	75,725
3.4% 7/26/29 (a)	100,000	116,548
3.9% 2/20/28 (a)	205,000	241,201
4.125% 6/15/39 (a)	100,000	127,703
4.55% 2/20/48 (a)	53,000	72,362
Eli Lilly & Co. 2.25% 5/15/50	200,000	191,749
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	152,899
Johnson & Johnson 3.4% 1/15/38	116,000	136,992
Merck & Co., Inc.:
2.45% 6/24/50	250,000	250,903
3.7% 2/10/45	45,000	53,958
Mylan NV 4.55% 4/15/28	20,000	22,974
Novartis Capital Corp.:
1.75% 2/14/25	100,000	104,573
2.75% 8/14/50	50,000	52,800
3.1% 5/17/27	90,000	100,893
4% 11/20/45	35,000	44,357
Pfizer, Inc.:
2.7% 5/28/50	380,000	391,852
3.2% 9/15/23	200,000	215,744
3.45% 3/15/29	70,000	81,777
4% 12/15/36	36,000	44,129
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	122,013
Zoetis, Inc.:
3.45% 11/13/20	206,000	207,786
4.45% 8/20/48	60,000	77,387
		3,010,696

TOTAL HEALTH CARE		11,123,850

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
2.125% 8/15/26	160,000	171,402
3.375% 5/15/23	81,000	87,632
4.25% 4/1/50	50,000	64,947
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	91,665
4.7% 5/15/46	28,000	38,190
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	89,381
4.03% 10/15/47	106,000	128,185
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	4,328
3.75% 11/1/46	30,000	34,314
4.05% 5/4/47	18,000	21,502
4.125% 11/16/28	260,000	306,400
4.35% 4/15/47 (a)	50,000	60,986
4.45% 11/16/38	370,000	452,516
The Boeing Co.:
3.2% 3/1/29	126,000	124,625
3.75% 2/1/50	130,000	117,362
4.875% 5/1/25	660,000	718,643
5.705% 5/1/40	60,000	67,856
5.805% 5/1/50	130,000	153,388
		2,733,322
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.8% 5/15/25	470,000	522,444
4.05% 2/15/48	35,000	35,956
4.95% 10/17/48	102,000	118,297
United Parcel Service, Inc. 2.8% 11/15/24	88,000	95,342
		772,039
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (a)	100,000	102,528
2.493% 2/15/27 (a)	50,000	50,926
2.722% 2/15/30 (a)	100,000	100,234
3.377% 4/5/40 (a)	30,000	29,176
3.577% 4/5/50 (a)	50,000	48,784
		331,648
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.95% 5/15/28	28,000	32,692
Waste Management, Inc. 3.45% 6/15/29	170,000	175,907
		208,599
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	133,000	139,898
Industrial Conglomerates - 0.4%
3M Co.:
2.375% 8/26/29	177,000	190,805
2.65% 4/15/25	24,000	25,955
3.05% 4/15/30	19,000	21,512
3.7% 4/15/50	24,000	28,543
General Electric Co.:
3.45% 5/1/27	281,000	288,241
3.625% 5/1/30	120,000	120,107
4.25% 5/1/40	100,000	98,323
4.35% 5/1/50	120,000	118,925
4.5% 3/11/44	105,000	104,967
Honeywell International, Inc.:
1.35% 6/1/25	100,000	102,689
1.95% 6/1/30	200,000	208,964
2.8% 6/1/50	150,000	159,979
3.812% 11/21/47	20,000	24,634
Roper Technologies, Inc.:
2% 6/30/30	330,000	330,163
2.8% 12/15/21	108,000	111,079
		1,934,886
Machinery - 0.3%
Caterpillar Financial Services Corp.:
3.45% 5/15/23	182,000	197,110
3.65% 12/7/23	310,000	342,783
Caterpillar, Inc. 3.25% 9/19/49	110,000	121,886
Deere & Co. 2.875% 9/7/49	130,000	138,518
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	141,425
Otis Worldwide Corp.:
2.565% 2/15/30 (a)	70,000	73,405
3.362% 2/15/50 (a)	50,000	52,925
Parker Hannifin Corp. 4% 6/14/49	110,000	126,625
		1,194,677
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	82,592
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	120,000	130,246
3.25% 6/15/27	160,000	180,989
4.05% 6/15/48	207,000	258,668
Canadian National Railway Co. 2.45% 5/1/50	210,000	203,299
CSX Corp.:
4.3% 3/1/48	140,000	174,212
4.5% 3/15/49	30,000	38,451
4.75% 11/15/48	70,000	92,897
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	73,179
4.05% 8/15/52	90,000	108,217
4.15% 2/28/48	38,000	46,383
Union Pacific Corp.:
3.25% 2/5/50	50,000	54,679
3.5% 6/8/23	270,000	292,487
3.6% 9/15/37	38,000	42,076
3.7% 3/1/29	79,000	92,242
3.839% 3/20/60	70,000	82,221
		1,870,246
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.25% 3/1/25	88,000	87,934
3.875% 7/3/23	526,000	532,794
4.25% 2/1/24	170,000	174,086
		794,814

TOTAL INDUSTRIALS		10,062,721

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.2% 9/20/23	130,000	137,548
2.6% 2/28/23	400,000	421,338
		558,886
Electronic Equipment & Components - 0.2%
Corning, Inc. 5.35% 11/15/48	10,000	13,205
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.3% 10/1/29 (a)	390,000	431,747
5.45% 6/15/23 (a)	110,000	120,319
8.1% 7/15/36 (a)	80,000	104,216
8.35% 7/15/46 (a)	204,000	264,966
		934,453
IT Services - 0.7%
Fiserv, Inc.:
2.75% 7/1/24	440,000	469,179
3.5% 7/1/29	80,000	89,833
4.4% 7/1/49	150,000	182,461
IBM Corp.:
1.95% 5/15/30	175,000	178,953
2.5% 1/27/22	104,000	107,370
2.95% 5/15/50	175,000	179,563
3% 5/15/24	100,000	108,290
3.5% 5/15/29	100,000	115,558
MasterCard, Inc.:
2.95% 6/1/29	50,000	56,201
3.3% 3/26/27	38,000	43,031
3.35% 3/26/30	53,000	61,312
3.85% 3/26/50	265,000	330,607
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	72,457
2.3% 6/1/30	120,000	124,704
The Western Union Co. 2.85% 1/10/25	70,000	72,894
Visa, Inc.:
1.9% 4/15/27	131,000	136,915
2.05% 4/15/30	350,000	366,873
2.7% 4/15/40	150,000	160,695
4.15% 12/14/35	38,000	48,593
		2,905,489
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	28,000	35,960
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	82,000	87,592
Broadcom, Inc.:
4.3% 11/15/32 (a)	250,000	275,981
4.75% 4/15/29 (a)	50,000	56,745
5% 4/15/30 (a)	50,000	57,456
Intel Corp.:
3.25% 11/15/49	110,000	125,282
3.734% 12/8/47	30,000	36,136
Lam Research Corp. 2.875% 6/15/50	150,000	155,006
NVIDIA Corp.:
2.85% 4/1/30	100,000	111,213
3.5% 4/1/50	50,000	57,944
Texas Instruments, Inc. 4.15% 5/15/48	70,000	90,497
		1,089,812
Software - 0.6%
Microsoft Corp.:
2.4% 2/6/22	685,000	706,879
2.525% 6/1/50	146,000	151,068
3.3% 2/6/27	115,000	131,473
3.7% 8/8/46	430,000	539,325
4.1% 2/6/37	71,000	91,581
Oracle Corp.:
2.5% 4/1/25	80,000	86,043
2.95% 4/1/30	150,000	167,106
3.25% 11/15/27	96,000	107,688
3.6% 4/1/50	160,000	180,322
3.8% 11/15/37	110,000	126,888
3.85% 4/1/60	80,000	93,601
4% 11/15/47	187,000	221,534
		2,603,508
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
1.125% 5/11/25	872,000	887,583
2.4% 1/13/23	350,000	367,421
2.4% 5/3/23	156,000	164,881
2.95% 9/11/49	240,000	263,238
3% 11/13/27	96,000	107,870
3.75% 11/13/47	57,000	69,398
4.5% 2/23/36	90,000	118,692
		1,979,083

TOTAL INFORMATION TECHNOLOGY		10,071,231

MATERIALS - 0.5%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	103,409
2.05% 5/15/30	60,000	63,048
2.7% 5/15/40	60,000	63,726
2.8% 5/15/50	100,000	105,981
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	32,923
4.725% 11/15/28	35,000	42,082
5.319% 11/15/38	110,000	138,827
Eastman Chemical Co. 4.5% 12/1/28	174,000	199,876
Ecolab, Inc. 3.25% 1/14/23	70,000	74,334
LYB International Finance II BV 3.5% 3/2/27	166,000	181,063
LYB International Finance III LLC 4.2% 10/15/49	100,000	108,039
Nutrien Ltd.:
4.2% 4/1/29	13,000	15,083
5% 4/1/49	103,000	132,646
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	324,333
3.8% 8/15/49	80,000	87,188
4.5% 6/1/47	50,000	60,840
The Dow Chemical Co.:
3.15% 5/15/24	30,000	32,036
3.5% 10/1/24	64,000	69,082
4.8% 5/15/49	50,000	59,514
The Mosaic Co. 4.05% 11/15/27	90,000	95,561
		1,989,591
Containers & Packaging - 0.0%
International Paper Co. 3% 2/15/27	51,000	54,741
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	36,000	49,733
Newmont Corp. 5.45% 6/9/44	80,000	106,100
Southern Copper Corp. 5.875% 4/23/45	30,000	38,278
Vale Overseas Ltd. 6.25% 8/10/26	50,000	58,781
		252,892

TOTAL MATERIALS		2,297,224

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	90,000	117,917
American Tower Corp.:
1.3% 9/15/25	120,000	120,381
2.1% 6/15/30	160,000	160,333
3.1% 6/15/50	160,000	157,208
3.6% 1/15/28	32,000	35,727
3.8% 8/15/29	70,000	79,542
AvalonBay Communities, Inc. 3.2% 1/15/28	63,000	69,936
Crown Castle International Corp.:
1.35% 7/15/25	79,000	79,276
2.25% 1/15/31	100,000	100,722
3.25% 1/15/51	40,000	39,919
ERP Operating LP:
3.5% 3/1/28	61,000	69,050
4.15% 12/1/28	330,000	390,470
HCP, Inc. 3% 1/15/30	140,000	146,453
Kimco Realty Corp. 3.3% 2/1/25	180,000	188,899
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	246,078
Simon Property Group LP 3.375% 12/1/27	111,000	117,883
Ventas Realty LP:
4.4% 1/15/29	40,000	43,608
4.875% 4/15/49	160,000	174,892
Welltower, Inc. 4.95% 9/1/48	76,000	84,978
		2,423,272
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	164,794

TOTAL REAL ESTATE		2,588,066

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co. 3.45% 10/1/49	140,000	155,393
American Electric Power Co., Inc. 3.25% 3/1/50	21,000	21,515
Appalachian Power Co.:
3.3% 6/1/27	110,000	118,709
4.45% 6/1/45	18,000	22,045
4.5% 3/1/49	90,000	111,572
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	203,986
3.2% 9/15/49	150,000	159,110
Commonwealth Edison Co. 4% 3/1/48	42,000	51,826
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	204,007
3.05% 3/15/23	150,000	159,580
3.95% 3/15/48	31,000	38,340
Duke Energy Corp.:
2.45% 6/1/30	182,000	191,757
3.15% 8/15/27	314,000	347,653
3.75% 9/1/46	80,000	90,593
3.95% 8/15/47	250,000	291,865
4.2% 6/15/49	90,000	109,751
Entergy Corp. 4% 7/15/22	130,000	137,984
Eversource Energy:
3.3% 1/15/28	62,000	68,159
3.45% 1/15/50	60,000	63,982
Exelon Corp. 3.4% 4/15/26	150,000	167,041
FirstEnergy Corp.:
1.6% 1/15/26	85,000	85,750
2.25% 9/1/30	120,000	120,241
4.85% 7/15/47	140,000	177,347
Florida Power & Light Co.:
2.85% 4/1/25	167,000	182,649
4.125% 6/1/48	26,000	33,776
Interstate Power and Light Co. 2.3% 6/1/30	93,000	94,957
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	226,713
3.65% 8/1/48	30,000	35,519
NextEra Energy Capital Holdings, Inc. 3.5% 4/1/29	140,000	158,589
Northern States Power Co.:
2.6% 6/1/51	100,000	100,809
2.9% 3/1/50	80,000	87,451
3.6% 9/15/47	50,000	58,516
Oncor Electric Delivery Co. LLC 3.1% 9/15/49	100,000	110,195
PECO Energy Co. 3.9% 3/1/48	96,000	117,648
PPL Capital Funding, Inc. 4% 9/15/47	20,000	21,573
PPL Electric Utilities Corp. 3% 10/1/49	100,000	105,930
Public Service Co. of Colorado 3.7% 6/15/28	87,000	101,017
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	75,299
3.15% 1/1/50	70,000	76,875
3.6% 12/1/47	44,000	50,931
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	56,551
Southern Co. 3.25% 7/1/26	112,000	124,117
Tampa Electric Co. 4.45% 6/15/49	100,000	127,017
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	66,557
3.8% 9/15/47	50,000	58,437
4.6% 12/1/48	52,000	68,457
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	72,367
4% 6/15/28	76,000	89,423
		5,399,579
Gas Utilities - 0.0%
Dominion Gas Holdings LLC:
2.5% 11/15/24	50,000	52,711
3.9% 11/15/49	60,000	62,972
		115,683
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	88,597
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
4.05% 4/15/25 (a)	668,000	760,373
4.45% 1/15/49	54,000	69,127
CenterPoint Energy, Inc.:
2.5% 9/1/22	44,000	45,539
3.7% 9/1/49	80,000	86,617
Consolidated Edison Co. of New York, Inc. 4.65% 12/1/48	50,000	64,159
Consolidated Edison, Inc. 2% 5/15/21	176,000	178,172
Dominion Energy, Inc.:
4.6% 3/15/49	50,000	62,950
4.7% 12/1/44	26,000	32,090
DTE Energy Co. 3.7% 8/1/23	46,000	49,427
NiSource, Inc.:
2.65% 11/17/22	74,000	77,277
2.95% 9/1/29	190,000	206,996
3.49% 5/15/27	50,000	56,534
3.95% 3/30/48	46,000	53,190
Puget Energy, Inc. 4.1% 6/15/30 (a)	200,000	220,754
San Diego Gas & Electric Co. 2.5% 5/15/26	100,000	107,725
Sempra Energy:
3.8% 2/1/38	186,000	200,803
4% 2/1/48	130,000	143,438
		2,415,171

TOTAL UTILITIES		8,019,030

TOTAL NONCONVERTIBLE BONDS
(Cost $106,110,101)		113,630,790

U.S. Government and Government Agency Obligations - 44.6%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.5% 6/17/25	$900,000	$900,394
0.625% 4/22/25	258,000	260,112
1.625% 10/15/24	180,000	189,135
1.75% 7/2/24	100,000	105,574
1.875% 9/24/26	60,000	64,608
2.125% 4/24/26	170,000	185,262
2.375% 1/19/23	200,000	211,260
Federal Home Loan Bank:
0.5% 4/14/25	325,000	325,534
1.5% 8/15/24	100,000	104,699
1.875% 11/29/21	285,000	291,924
2.5% 2/13/24	140,000	151,150
3% 10/12/21	100,000	103,603
Freddie Mac:
1.875% 11/17/20	157,000	158,013
2.75% 6/19/23	700,000	751,683
Tennessee Valley Authority:
0.75% 5/15/25	600,000	607,063
2.875% 2/1/27	130,000	147,317
4.25% 9/15/65	30,000	45,128

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,602,459

U.S. Treasury Obligations - 43.6%
U.S. Treasury Bonds:
1.125% 5/15/40	1,907,000	1,888,973
1.25% 5/15/50	1,650,000	1,584,064
2% 2/15/50	1,403,000	1,605,887
2.25% 8/15/46	110,000	130,406
2.25% 8/15/49	129,000	155,062
2.5% 2/15/45	128,000	157,835
2.5% 2/15/46	571,000	706,858
2.5% 5/15/46	93,000	115,291
2.75% 8/15/42	197,000	252,506
2.75% 11/15/42	587,000	751,681
2.75% 8/15/47	51,000	66,605
2.75% 11/15/47	107,000	139,923
2.875% 5/15/43	691,000	902,511
2.875% 8/15/45	586,000	772,169
2.875% 5/15/49	1,000	1,352
3% 5/15/42	89,000	118,471
3% 11/15/44	2,149,000	2,876,302
3% 5/15/45	5,398,000	7,245,339
3% 11/15/45	3,254,000	4,384,384
3% 2/15/47	49,000	66,722
3% 5/15/47	208,000	283,368
3% 2/15/48	87,000	119,051
3% 8/15/48	3,000	4,123
3% 2/15/49	134,000	184,894
3.125% 11/15/41	113,000	153,009
3.125% 2/15/42	65,000	88,204
3.125% 2/15/43	1,664,000	2,255,500
3.125% 8/15/44	687,000	936,521
3.125% 5/15/48	169,000	236,725
3.375% 5/15/44	1,976,000	2,794,033
3.375% 11/15/48	157,000	230,575
3.5% 2/15/39	8,000	11,316
3.625% 8/15/43	971,000	1,417,888
3.625% 2/15/44	2,647,000	3,873,512
3.75% 8/15/41	45,000	66,287
3.75% 11/15/43	2,130,000	3,169,124
3.875% 8/15/40	52,000	77,480
4.375% 2/15/38	12,000	18,647
4.375% 11/15/39	24,000	37,730
4.375% 5/15/41	32,000	50,881
4.5% 2/15/36	226,000	345,877
4.5% 5/15/38	92,000	145,105
4.5% 8/15/39	17,000	27,069
4.75% 2/15/41	48,000	79,629
5.5% 8/15/28	4,000	5,580
7.125% 2/15/23	175,000	206,999
7.25% 8/15/22	190,000	218,611
U.S. Treasury Notes:
0.125% 4/30/22	1,564,000	1,562,900
0.125% 5/31/22	5,738,000	5,733,741
0.125% 5/15/23	806,000	804,772
0.25% 6/15/23	487,000	488,027
0.25% 5/31/25	1,630,000	1,627,899
0.375% 3/31/22 (d)	9,474,000	9,508,047
0.375% 4/30/25	1,897,000	1,905,596
0.5% 3/15/23	3,068,000	3,094,725
0.5% 3/31/25	1,366,000	1,380,514
0.5% 4/30/27	3,691,000	3,696,767
0.5% 5/31/27	2,987,000	2,990,150
0.625% 3/31/27	2,899,000	2,928,443
0.625% 5/15/30	3,756,000	3,744,556
1.125% 2/28/22	569,000	578,046
1.125% 2/28/25	2,627,000	2,732,285
1.125% 2/28/27	691,000	720,961
1.25% 3/31/21	52,000	52,416
1.25% 8/31/24	1,923,000	2,003,751
1.375% 8/31/20	158,000	158,313
1.375% 9/30/20	142,000	142,422
1.375% 4/30/21	301,000	303,998
1.375% 1/31/22	4,645,000	4,733,182
1.375% 2/15/23	2,031,000	2,094,865
1.375% 1/31/25	5,299,000	5,567,469
1.375% 8/31/26	253,000	267,735
1.5% 8/31/21	936,000	950,369
1.5% 9/30/21	3,338,000	3,393,155
1.5% 10/31/21	1,973,000	2,007,913
1.5% 11/30/21	4,235,000	4,314,572
1.5% 8/15/22	1,141,000	1,173,358
1.5% 9/15/22	464,000	477,721
1.5% 1/15/23	2,392,000	2,472,169
1.5% 9/30/24	1,783,000	1,878,000
1.5% 10/31/24	2,714,000	2,860,832
1.5% 11/30/24	2,519,000	2,657,447
1.5% 8/15/26	557,000	593,531
1.5% 1/31/27	2,284,000	2,438,438
1.5% 2/15/30	2,484,000	2,684,952
1.625% 12/31/21	2,309,000	2,359,239
1.625% 8/31/22	562,000	579,672
1.625% 11/15/22	1,457,000	1,507,141
1.625% 2/15/26	261,000	279,229
1.625% 5/15/26	264,000	282,944
1.625% 9/30/26	1,113,000	1,195,258
1.625% 10/31/26	457,000	490,936
1.625% 11/30/26	180,000	193,458
1.625% 8/15/29	1,000	1,091
1.75% 11/15/20	26,000	26,150
1.75% 7/31/21	1,889,000	1,921,024
1.75% 2/28/22	441,000	452,525
1.75% 6/15/22	485,000	500,024
1.75% 6/30/22	336,000	346,592
1.75% 7/15/22	1,795,000	1,852,777
1.75% 6/30/24	805,000	853,929
1.75% 7/31/24	2,907,000	3,086,871
1.75% 12/31/24	2,363,000	2,521,118
1.75% 12/31/26	1,882,000	2,038,662
1.875% 5/31/22	115,000	118,751
1.875% 9/30/22	358,000	371,719
1.875% 6/30/26	589,000	640,445
1.875% 7/31/26	909,000	989,035
2% 2/28/21	453,000	458,432
2% 12/31/21	333,000	342,118
2% 10/31/22	48,000	50,042
2% 5/31/24	442,000	472,681
2% 2/15/25	82,000	88,538
2% 8/15/25	50,000	54,285
2% 11/15/26	585,000	642,380
2.125% 5/31/21	665,000	676,923
2.125% 5/15/22	2,099,000	2,175,663
2.125% 12/31/22	19,000	19,924
2.125% 3/31/24	1,201,000	1,286,806
2.125% 5/15/25	13,000	14,155
2.25% 4/30/21	428,000	435,373
2.25% 4/30/24	1,443,000	1,555,114
2.25% 10/31/24	279,000	303,096
2.25% 12/31/24	160,000	174,288
2.25% 2/15/27	393,000	439,009
2.25% 8/15/27	639,000	717,727
2.25% 11/15/27	682,000	768,076
2.375% 3/15/21	379,000	384,877
2.375% 4/15/21	202,000	205,519
2.375% 3/15/22	1,583,000	1,642,363
2.375% 1/31/23	239,000	252,528
2.375% 2/29/24	2,859,000	3,085,263
2.375% 4/30/26	405,000	451,543
2.375% 5/15/27	46,000	51,917
2.375% 5/15/29	108,000	124,630
2.5% 12/31/20	76,000	76,885
2.5% 2/28/21	571,000	579,833
2.5% 1/15/22	1,095,000	1,134,052
2.5% 2/15/22	738,000	765,761
2.5% 8/15/23	57,000	61,112
2.5% 1/31/24	3,559,000	3,850,254
2.5% 5/15/24	217,000	236,115
2.5% 1/31/25	238,000	262,265
2.5% 2/28/26	191,000	213,853
2.625% 7/31/20	194,000	194,392
2.625% 5/15/21	107,000	109,290
2.625% 6/15/21	503,000	514,828
2.625% 7/15/21	71,000	72,797
2.625% 12/15/21	1,639,000	1,697,453
2.625% 2/28/23	492,000	524,018
2.625% 6/30/23	1,031,000	1,106,311
2.625% 12/31/23	1,205,000	1,306,907
2.625% 12/31/25	331,000	372,000
2.625% 1/31/26	461,000	518,715
2.625% 2/15/29	391,000	458,142
2.75% 9/30/20	152,000	152,970
2.75% 8/15/21	295,000	303,470
2.75% 9/15/21	2,000	2,062
2.75% 4/30/23	84,000	90,093
2.75% 5/31/23	176,000	189,145
2.75% 7/31/23	700,000	755,180
2.75% 8/31/23	1,634,000	1,766,124
2.75% 6/30/25	113,000	126,745
2.75% 2/15/28	363,000	423,420
2.875% 10/31/20	359,000	362,192
2.875% 10/15/21	575,000	594,990
2.875% 11/15/21	1,553,000	1,610,449
2.875% 10/31/23	810,000	882,172
2.875% 11/30/23	1,045,000	1,140,030
2.875% 5/31/25	144,000	162,146
2.875% 5/15/28	216,000	254,897
2.875% 8/15/28	1,299,000	1,538,199
3% 9/30/25	148,000	168,622
3% 10/31/25	130,000	148,322
3.125% 11/15/28	1,687,000	2,039,425

TOTAL U.S. TREASURY OBLIGATIONS		193,931,612

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $187,878,399)		198,534,071

U.S. Government Agency - Mortgage Securities - 27.1%
Fannie Mae - 9.3%
2.5% 7/1/31 to 5/1/50	2,494,982	2,611,900
3.5% 10/1/20 to 8/1/49	6,060,288	6,426,843
4% 10/1/33 to 10/1/49	9,042,230	9,622,474
4.5% 5/1/47 to 8/1/49	3,263,596	3,508,336
5% 11/1/25 to 10/1/49	643,036	705,051
5% 12/1/49	292,726	320,258
5.5% 5/1/44 to 4/1/49	585,530	652,880
3% 4/1/22 to 7/1/50	16,779,913	17,769,823

TOTAL FANNIE MAE		41,617,565

Freddie Mac - 5.0%
2.5% 7/1/23 to 7/1/50	3,999,306	4,172,896
3% 1/1/26 to 4/1/50	3,607,755	3,810,859
3% 8/1/47	76,698	80,816
3.5% 2/1/26 to 3/1/50	4,581,803	4,829,410
4% 4/1/35 to 9/1/49	4,242,453	4,508,264
4.5% 8/1/48 to 5/1/49	3,071,676	3,299,248
5% 4/1/48 to 10/1/49	395,124	431,502
5% 5/1/50	346,733	379,558
5.5% 6/1/49	573,309	631,748

TOTAL FREDDIE MAC		22,144,301

Ginnie Mae - 6.9%
2.5% 10/20/46 to 4/20/50	778,075	819,903
2.5% 7/1/50 (e)	400,000	420,855
2.5% 7/1/50 (e)	600,000	631,282
3% 7/20/42 to 6/20/50	9,009,938	9,554,624
3% 7/1/50 (e)	700,000	741,426
3.5% 2/20/46 to 12/20/49	6,852,040	7,266,126
3.5% 7/1/50 (e)	2,400,000	2,532,226
3.5% 7/1/50 (e)	500,000	527,547
4% 4/20/47 to 10/20/49	4,516,603	4,801,570
4% 7/1/50 (e)	300,000	318,047
4.5% 1/20/47 to 10/20/49	2,254,013	2,413,773
5% 11/20/47 to 5/20/49	525,858	573,284
5.5% 9/20/47 to 1/20/49	108,855	123,587

TOTAL GINNIE MAE		30,724,250

Uniform Mortgage Backed Securities - 5.9%
2.5% 7/1/35 (e)	2,850,000	2,982,926
2.5% 7/1/35 (e)	700,000	732,648
2.5% 7/1/50 (e)	1,052,000	1,096,299
2.5% 7/1/50 (e)	1,448,000	1,508,974
3% 7/1/35 (e)	200,000	210,164
3% 7/1/50 (e)	2,200,000	2,316,101
3% 7/1/50 (e)	2,800,000	2,947,766
3% 7/1/50 (e)	950,000	1,000,135
3% 7/1/50 (e)	1,100,000	1,158,051
3.5% 7/1/35 (e)	200,000	210,117
3.5% 7/1/50 (e)	5,300,000	5,573,281
3.5% 7/1/50 (e)	4,200,000	4,416,563
3.5% 7/1/50 (e)	900,000	946,406
4% 7/1/50 (e)	900,000	953,543

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		26,052,974

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $118,142,996)		120,539,090

Asset-Backed Securities - 0.0%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$29,675	$30,316
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	106,708
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	32,198
TOTAL ASSET-BACKED SECURITIES
(Cost $159,644)		169,222

Commercial Mortgage Securities - 1.0%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	215,027
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	237,978
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	105,262
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	152,439
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	85,692
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	97,556
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,568	48,057
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	214,003
Class A5, 3.0161% 9/15/52	200,000	218,080
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	748,887
Series K057 Class A2, 2.57% 7/25/26	159,400	173,574
Series K080 Class A2, 3.926% 7/25/28	80,000	95,994
Series K-1510 Class A2, 3.718% 1/25/31	124,000	146,946
Series K068 Class A2, 3.244% 8/25/27	130,000	149,134
Series K079 Class A2, 3.926% 6/25/28	20,000	24,033
Series K094 Class A2, 2.903% 6/25/29	300,000	343,183
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	110,000	117,023
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	284,557
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	162,636
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	162,141
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	108,071
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	217,813
Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	97,223
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	144,908
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,006,805)		4,350,217

Municipal Securities - 0.3%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	89,513
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$75,000	$130,829
Series 2010 S1, 7.043% 4/1/50	75,000	134,369
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	258,200
Series 2010, 7.6% 11/1/40	150,000	275,366
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	20,286
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	75,141
4.131% 6/15/42	80,000	74,512
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	77,048
TOTAL MUNICIPAL SECURITIES
(Cost $1,043,383)		1,135,264

Foreign Government and Government Agency Obligations - 1.0%
Alberta Province:
2.95% 1/23/24	$110,000	$118,998
3.3% 3/15/28	75,000	86,957
Canadian Government 2% 11/15/22	120,000	125,026
Chilean Republic 3.24% 2/6/28	200,000	219,875
Colombian Republic 4.5% 3/15/29	200,000	218,875
Hungarian Republic:
5.375% 2/21/23	100,000	109,656
5.375% 3/25/24	420,000	476,700
5.75% 11/22/23	50,000	56,828
Indonesian Republic 2.85% 2/14/30	200,000	203,750
Italian Republic 2.375% 10/17/24	200,000	202,492
Manitoba Province 2.6% 4/16/24	410,000	440,455
Ontario Province:
2.3% 6/15/26	50,000	54,250
2.5% 4/27/26	115,000	125,951
3.05% 1/29/24	90,000	98,045
Peruvian Republic:
2.844% 6/20/30	190,000	203,538
4.125% 8/25/27	50,000	57,406
Philippine Republic 3% 2/1/28	200,000	215,704
Polish Government 3.25% 4/6/26	73,000	81,988
Province of Quebec:
2.375% 1/31/22	25,000	25,784
2.5% 4/9/24	140,000	150,212
2.75% 4/12/27	95,000	106,287
United Mexican States:
3.25% 4/16/30	200,000	198,300
3.75% 1/11/28	200,000	208,750
4% 10/2/23	160,000	170,350
4.15% 3/28/27	200,000	214,600
4.5% 4/22/29	200,000	216,688
Uruguay Republic 4.375% 1/23/31	150,000	175,219
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,306,524)		4,562,684

Supranational Obligations - 0.9%
Asian Development Bank:
1.5% 10/18/24	200,000	209,093
2.625% 1/30/24	80,000	86,413
2.75% 3/17/23	700,000	745,889
European Investment Bank:
0.875% 5/17/30	18,000	18,015
1.375% 5/15/23	350,000	360,867
2% 12/15/22	510,000	531,625
2.25% 6/24/24	170,000	182,663
2.875% 8/15/23	260,000	280,852
Inter-American Development Bank:
0.625% 7/15/25	390,000	392,171
1.75% 3/14/25	194,000	205,434
2.25% 6/18/29	70,000	78,282
4.375% 1/24/44	39,000	59,707
International Bank for Reconstruction & Development:
0.875% 5/14/30	176,000	175,612
1.5% 8/28/24	140,000	145,940
1.625% 1/15/25	155,000	163,208
1.75% 4/19/23	55,000	57,217
1.875% 6/19/23	20,000	20,905
2.5% 3/19/24	130,000	140,206
2.5% 11/22/27	92,000	103,902
3% 9/27/23	100,000	108,665
International Finance Corp. 2.875% 7/31/23	112,000	120,839
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,999,368)		4,187,505

Bank Notes - 0.2%
PNC Bank NA 2.15% 4/29/21	250,000	253,276
RBS Citizens NA 2.25% 4/28/25	345,000	366,112
Wells Fargo Bank NA 3.55% 8/14/23	250,000	271,245
TOTAL BANK NOTES
(Cost $856,493)		890,633
	Shares	Value

Money Market Funds - 7.1%
Fidelity Cash Central Fund 0.12% (f)	27,344,193	$27,349,662
Fidelity Securities Lending Cash Central Fund 0.12% (f)(g)	4,099,590	4,100,000
TOTAL MONEY MARKET FUNDS
(Cost $31,449,649)		31,449,662
TOTAL INVESTMENT IN SECURITIES - 107.7%
(Cost $457,953,362)		479,449,138
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(34,159,733)
NET ASSETS - 100%		$445,289,405

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
3% 7/1/50	$(950,000)	$(1,000,135)
3% 7/1/50	(950,000)	(1,000,134)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,994,926)		$(2,000,269)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,075,038 or 1.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,371
Fidelity Securities Lending Cash Central Fund	106
Total	$26,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$113,630,790	$--	$113,630,790	$--
U.S. Government and Government Agency Obligations	198,534,071	--	198,534,071	--
U.S. Government Agency - Mortgage Securities	120,539,090	--	120,539,090	--
Asset-Backed Securities	169,222	--	169,222	--
Commercial Mortgage Securities	4,350,217	--	4,350,217	--
Municipal Securities	1,135,264	--	1,135,264	--
Foreign Government and Government Agency Obligations	4,562,684	--	4,562,684	--
Supranational Obligations	4,187,505	--	4,187,505	--
Bank Notes	890,633	--	890,633	--
Money Market Funds	31,449,662	31,449,662	--	--
Total Investments in Securities:	$479,449,138	$31,449,662	$447,999,476	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,000,269)	$--	$(2,000,269)	$--
Total Other Financial Instruments:	$(2,000,269)	$--	$(2,000,269)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,014,240) — See accompanying schedule: Unaffiliated issuers (cost $426,503,713)	$447,999,476
Fidelity Central Funds (cost $31,449,649)	31,449,662
Total Investment in Securities (cost $457,953,362)		$479,449,138
Receivable for investments sold		4,388,900
Receivable for TBA sale commitments		1,994,926
Receivable for fund shares sold		870,209
Interest receivable		2,018,739
Distributions receivable from Fidelity Central Funds		3,024
Total assets		488,724,936
Liabilities
Payable for investments purchased
Regular delivery	$6,013,394
Delayed delivery	31,257,189
TBA sale commitments, at value	2,000,269
Payable for fund shares redeemed	14,125
Accrued management fee	32,194
Distribution and service plan fees payable	347
Other affiliated payables	17,885
Other payables and accrued expenses	128
Collateral on securities loaned	4,100,000
Total liabilities		43,435,531
Net Assets		$445,289,405
Net Assets consist of:
Paid in capital		$419,242,906
Total accumulated earnings (loss)		26,046,499
Net Assets		$445,289,405
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($443,145,079 ÷ 38,995,940 shares)		$11.36
Service Class:
Net Asset Value, offering price and redemption price per share ($526,736 ÷ 46,389 shares)		$11.35
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,617,590 ÷ 142,533 shares)		$11.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$3,636,894
Income from Fidelity Central Funds (including $106 from security lending)		26,477
Total income		3,663,371
Expenses
Management fee	$154,247
Transfer agent fees	85,692
Distribution and service plan fees	1,708
Independent trustees' fees and expenses	512
Commitment fees	328
Total expenses before reductions	242,487
Expense reductions	(821)
Total expenses after reductions		241,666
Net investment income (loss)		3,421,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	961,570
Fidelity Central Funds	(967)
Total net realized gain (loss)		960,603
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	15,302,643
Fidelity Central Funds	(1)
Delayed delivery commitments	(5,343)
Total change in net unrealized appreciation (depreciation)		15,297,299
Net gain (loss)		16,257,902
Net increase (decrease) in net assets resulting from operations		$19,679,607

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,421,705	$4,494,138
Net realized gain (loss)	960,603	814,677
Change in net unrealized appreciation (depreciation)	15,297,299	5,817,009
Net increase (decrease) in net assets resulting from operations	19,679,607	11,125,824
Distributions to shareholders	–	(5,155,785)
Share transactions - net increase (decrease)	166,089,412	161,511,192
Total increase (decrease) in net assets	185,769,019	167,481,231
Net Assets
Beginning of period	259,520,386	92,039,155
End of period	$445,289,405	$259,520,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Bond Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.110	.283	.212
Net realized and unrealized gain (loss)	.570	.560	(.022)C
Total from investment operations	.680	.843	.190
Distributions from net investment income	–	(.191)	(.130)
Distributions from net realized gain	–	(.032)	–
Total distributions	–	(.223)	(.130)
Net asset value, end of period	$11.36	$10.68	$10.06
Total ReturnD,E,F	6.37%	8.38%	1.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.14%I	.14%	.14%I
Expenses net of fee waivers, if any	.14%I	.14%	.14%I
Expenses net of all reductions	.14%I	.14%	.13%I
Net investment income (loss)	2.01%I	2.67%	3.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$443,145	$258,250	$91,033
Portfolio turnover rateJ	102%I	81%	168%I

 A For the period April 19, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$10.33
Income from Investment Operations
Net investment income (loss)B	.103	.197
Net realized and unrealized gain (loss)	.577	.359
Total from investment operations	.680	.556
Distributions from net investment income	–	(.184)
Distributions from net realized gain	–	(.032)
Total distributions	–	(.216)
Net asset value, end of period	$11.35	$10.67
Total ReturnC,D,E	6.37%	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%H	.24%H
Expenses net of fee waivers, if any	.24%H	.24%H
Expenses net of all reductions	.24%H	.24%H
Net investment income (loss)	1.91%H	2.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$527	$103
Portfolio turnover rateI	102%H	81%H

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.096	.262	.195
Net realized and unrealized gain (loss)	.574	.556	(.023)C
Total from investment operations	.670	.818	.172
Distributions from net investment income	–	(.166)	(.112)
Distributions from net realized gain	–	(.032)	–
Total distributions	–	(.198)	(.112)
Net asset value, end of period	$11.35	$10.68	$10.06
Total ReturnD,E,F	6.27%	8.13%	1.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.39%I	.39%	.39%I
Expenses net of fee waivers, if any	.39%I	.39%	.39%I
Expenses net of all reductions	.39%I	.39%	.38%I
Net investment income (loss)	1.76%I	2.48%	2.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,618	$1,167	$1,006
Portfolio turnover rateJ	102%I	81%	168%I

 A For the period April 19, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,425,220
Gross unrealized depreciation	(704,845)
Net unrealized appreciation (depreciation)	$21,720,375
Tax cost	$457,728,763

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	149,597,308	78,070,228

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$77
Service Class 2	1,631
$1,708

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .065% to .064%. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$ 85,328
Service Class	38
Service Class 2	326
$ 85,692

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
VIP Bond Index Portfolio	$328

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $4. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $821.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019(a)
Distributions to shareholders
Initial Class	$–	$5,132,074
Service Class	–	2,091
Service Class 2	–	21,620
Total	$–	$5,155,785

 (a) Distributions for Service Class are for the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019(a)	Six months ended June 30, 2020	Year ended December 31, 2019(a)
Initial Class
Shares sold	17,589,647	15,672,615	$195,695,745	$166,843,088
Reinvestment of distributions	–	430,419	–	4,596,875
Shares redeemed	(2,780,084)	(965,345)	(30,392,566)	(10,130,462)
Net increase (decrease)	14,809,563	15,137,689	$165,303,179	$161,309,501
Service Class
Shares sold	37,945	9,681	$428,852	$100,000
Shares redeemed	(1,237)	–	(14,051)	–
Net increase (decrease)	36,708	9,681	$414,801	$100,000
Service Class 2
Shares sold	35,053	9,211	$392,041	$100,313
Reinvestment of distributions	–	170	–	1,821
Shares redeemed	(1,860)	(41)	(20,609)	(443)
Net increase (decrease)	33,193	9,340	$371,432	$101,691

 (a) Share transactions for Service Class are for the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 99% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.14%
Actual		$1,000.00	$1,063.70	$.72
Hypothetical-C		$1,000.00	$1,024.17	$.70
Service Class	.24%
Actual		$1,000.00	$1,063.70	$1.23
Hypothetical-C		$1,000.00	$1,023.67	$1.21
Service Class 2.39%
Actual		$1,000.00	$1,062.70	$2.00
Hypothetical-C		$1,000.00	$1,022.92	$1.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VUSB-SANN-0820
1.9887311.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020